UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Currency Income Advantage Fund

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Global Dividend Income Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Short Duration Government Income Fund (formerly, Eaton Vance Low Duration Government Income Fund)

Eaton Vance Short Duration High Income Fund

Eaton Vance Short Duration Strategic Income Fund (formerly, Eaton Vance Strategic Income Fund)

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Small-Cap Value Fund

Eaton Vance Tax-Managed Value Fund

Eaton Vance U.S. Government Money Market Fund

Parametric Market Neutral Fund

Parametric Tax-Managed International Equity Fund

Eaton Vance

Currency Income Advantage Fund

January 31, 2014 (Unaudited)

Eaton Vance Currency Income Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Currency Income Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $2,223,660 and the Fund owned 4.3% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Currency Income Advantage Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 31.0%

Security	Principal Amount (000’s omitted)		Value
Colombia — 4.1%
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	4,200,000	$2,119,871

Total Colombia			$2,119,871

Georgia — 2.6%
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	2,276	$1,330,547

Total Georgia			$1,330,547

Romania — 1.9%
Romania Government Bond, 5.85%, 7/28/14	RON	3,350	$1,016,073

Total Romania			$1,016,073

Russia — 3.5%
Russia Government Bond, 11.20%, 12/17/14	RUB	61,910	$1,831,599

Total Russia			$1,831,599

Serbia — 5.0%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	217,000	$2,589,960

Total Serbia			$2,589,960

Sri Lanka — 8.2%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	273,460	$1,806,680
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	321,000	2,425,880

Total Sri Lanka			$4,232,560

Turkey — 4.7%
Turkey Government Bond, 0.00%, 6/11/14	TRY	4,400	$1,880,111
Turkey Government Bond, 6.50%, 1/7/15	TRY	1,335	569,528

Total Turkey			$2,449,639

Uganda — 1.0%
Uganda Government Bond, 14.125%, 12/1/16	UGX	1,265,800	$522,950

Total Uganda			$522,950

Total Foreign Government Bonds (identified cost $16,428,625)			$16,093,199

Short-Term Investments — 64.3%

Foreign Government Securities — 34.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	100	$53,211

Total Georgia			$53,211

Kenya — 6.0%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	267,700	$2,905,045
Kenya Treasury Bill, 0.00%, 9/29/14	KES	21,400	231,778

Total Kenya			$3,136,823

1

Security	Principal Amount (000’s omitted)		Value
Lebanon — 8.1%
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	3,596,960	$2,355,081
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	1,057,000	689,327
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	1,760,000	1,146,701

Total Lebanon			$4,191,109

Mauritius — 2.0%
Mauritius Treasury Bill, 0.00%, 2/7/14	MUR	31,500	$1,035,737

Total Mauritius			$1,035,737

Mexico — 2.4%
Mexico Cetes, 0.00%, 4/16/14	MXN	17,000	$1,262,746

Total Mexico			$1,262,746

Nigeria — 4.1%
Nigeria Treasury Bill, 0.00%, 8/7/14	NGN	366,780	$2,120,122

Total Nigeria			$2,120,122

Serbia — 4.1%
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	194,100	$2,117,519

Total Serbia			$2,117,519

South Korea — 0.6%
Korea Monetary Stabilization Bond, 2.69%, 3/9/14	KRW	311,400	$290,964

Total South Korea			$290,964

Sri Lanka — 1.5%
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	36,400	$261,982
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	68,660	492,835

Total Sri Lanka			$754,817

Uruguay — 4.1%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	51,721	$2,148,184

Total Uruguay			$2,148,184

Zambia — 1.6%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	3,625	$597,907
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	1,270	207,841

Total Zambia			$805,748

Total Foreign Government Securities (identified cost $18,118,299)			$17,916,980

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/20/14		$300	$299,979

Total U.S. Treasury Obligations (identified cost $299,975)			$299,979

2

Other — 29.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(1)	$15,111	$15,111,198

Total Other (identified cost $15,111,198)		$15,111,198

Total Short-Term Investments (identified cost $33,529,472)		$33,328,157

Total Investments — 95.3% (identified cost $49,958,097)		$49,421,356

Other Assets, Less Liabilities — 4.7%		$2,434,337

Net Assets — 100.0%		$51,855,693

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

COP	-	Colombian Peso

GEL	-	Georgian Lari

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $3,942.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $467,062 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

3

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/14	United States Dollar 249,160	Paraguay Guarani 1,112,000,000	Citibank NA	$—	$(11,883)	$(11,883)
2/5/14	Euro 2,710,890	United States Dollar 3,619,696	Deutsche Bank AG	—	(36,480)	(36,480)
2/5/14	United States Dollar 2,645,096	Euro 1,934,257	Deutsche Bank AG	—	(36,364)	(36,364)
2/5/14	United States Dollar 84,002	Ugandan Shilling 208,200,000	Citibank NA	162	—	162
2/6/14	Euro 768,249	United States Dollar 1,038,315	Deutsche Bank AG	2,178	—	2,178
2/6/14	United States Dollar 249,160	Paraguay Guarani 1,112,000,000	Citibank NA	—	(11,895)	(11,895)
2/10/14	United States Dollar 1,020,063	Indian Rupee 64,087,000	Bank of America NA	1,674	—	1,674
2/10/14	United States Dollar 849,960	Indian Rupee 53,400,000	Citibank NA	1,395	—	1,395
2/10/14	United States Dollar 3,070,389	Singapore Dollar 3,904,000	Standard Chartered Bank	—	(12,620)	(12,620)
2/12/14	Euro 3,450,000	United States Dollar 4,758,827	Standard Chartered Bank	105,803	—	105,803
2/13/14	United States Dollar 166,107	Paraguay Guarani 742,000,000	Citibank NA	—	(7,818)	(7,818)
2/13/14	United States Dollar 2,375,708	South Korean Won 2,505,659,000	Deutsche Bank AG	—	(44,641)	(44,641)
2/18/14	United States Dollar 277,176	Indonesian Rupiah 3,367,687,000	Standard Chartered Bank	—	(1,419)	(1,419)
2/20/14	United States Dollar 991,462	Chilean Peso 522,500,296	Deutsche Bank AG	—	(52,687)	(52,687)
2/21/14	United States Dollar 1,807,989	Colombian Peso 3,497,374,658	Standard Chartered Bank	—	(74,812)	(74,812)
2/24/14	United States Dollar 2,168,595	Mexican Peso 28,774,000	Citibank NA	—	(20,464)	(20,464)
2/25/14	United States Dollar 1,035,741	New Taiwan Dollar 30,486,000	Bank of America NA	—	(29,238)	(29,238)
2/28/14	Sri Lanka Rupee 60,852,000	United States Dollar 462,682	Standard Chartered Bank	—	(1,704)	(1,704)
2/28/14	United States Dollar 1,761,419	Indian Rupee 109,909,000	Standard Chartered Bank	—	(14,871)	(14,871)

4

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/3/14	Philippine Peso 43,176,000	United States Dollar 970,574	Bank of America NA	$18,408	$—	$18,408
3/3/14	United States Dollar 110,426	Indonesian Rupiah 1,342,786,000	Bank of America NA	—	(496)	(496)
3/3/14	United States Dollar 141,652	Indonesian Rupiah 1,721,075,000	Standard Chartered Bank	—	(752)	(752)
3/3/14	United States Dollar 4,691,620	Philippine Peso 204,564,000	Deutsche Bank AG	—	(180,339)	(180,339)
3/5/14	Euro 54,030	Romanian Leu 245,000	Standard Chartered Bank	387	—	387
3/5/14	Romanian Leu 245,000	Euro 53,945	Standard Chartered Bank	—	(503)	(503)
3/6/14	United States Dollar 3,521,268	Peruvian New Sol 10,088,433	Bank of America NA	25,116	—	25,116
3/10/14	United States Dollar 508,811	Kazakhstani Tenge 80,901,000	Citibank NA	8,502	—	8,502
3/10/14	United States Dollar 801,112	Mexican Peso 10,506,979	Citibank NA	—	(17,597)	(17,597)
3/12/14	United States Dollar 3,612,838	Yuan Offshore Renminbi 21,956,303	Standard Chartered Bank	20,544	—	20,544
3/13/14	Euro 131,832	Norwegian Krone 1,112,000	Deutsche Bank AG	—	(902)	(902)
3/13/14	Euro 2,152,020	Norwegian Krone 18,202,000	Deutsche Bank AG	—	(6,808)	(6,808)
3/13/14	Euro 1,481,305	Swedish Krona 13,367,000	Citibank NA	41,220	—	41,220
3/13/14	Norwegian Krone 9,726,000	Euro 1,155,560	Deutsche Bank AG	11,266	—	11,266
3/13/14	Swedish Krona 6,487,000	Euro 720,138	Deutsche Bank AG	—	(18,303)	(18,303)
3/13/14	United States Dollar 257,959	Azerbaijani Manat 205,000	VTB Capital PLC	2,557	—	2,557
3/17/14	United States Dollar 496,856	Armenian Dram 209,052,000	VTB Capital PLC	9,972	—	9,972
3/18/14	Euro 1,925,690	Polish Zloty 8,087,899	Standard Chartered Bank	—	(38,447)	(38,447)
3/20/14	United States Dollar 1,036,108	Malaysian Ringgit 3,386,000	Deutsche Bank AG	—	(25,989)	(25,989)
3/31/14	United States Dollar 583,744	New Turkish Lira 1,361,000	Bank of America NA	8,766	—	8,766

5

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/31/14	United States Dollar 559,726	New Turkish Lira 1,305,000	Standard Chartered Bank	$8,405	$—	$8,405
4/7/14	New Turkish Lira 1,050,000	United States Dollar 473,549	Standard Chartered Bank	17,350	—	17,350
4/24/14	United States Dollar 1,594,755	Israeli Shekel 5,574,785	Bank of America NA	—	(11,007)	(11,007)
4/24/14	United States Dollar 1,513,429	Israeli Shekel 5,291,100	Standard Chartered Bank	—	(10,274)	(10,274)
5/7/14	Euro 1,151,192	United States Dollar 1,572,620	Standard Chartered Bank	19,922	—	19,922
5/12/14	United States Dollar 456,902	Paraguay Guarani 2,062,000,000	Citibank NA	—	(18,697)	(18,697)
5/13/14	United States Dollar 249,225	Paraguay Guarani 1,125,000,000	Citibank NA	—	(10,157)	(10,157)
5/19/14	United States Dollar 249,280	Paraguay Guarani 1,125,000,000	Citibank NA	—	(10,278)	(10,278)
5/20/14	United States Dollar 415,466	Paraguay Guarani 1,875,000,000	Citibank NA	—	(17,148)	(17,148)
5/27/14	United States Dollar 121,975	Russian Ruble 4,401,477	Bank of America NA	301	—	301
6/10/14	United States Dollar 510,484	Kazakhstani Tenge 82,341,000	Deutsche Bank AG	6,993	—	6,993
6/17/14	United States Dollar 3,663,250	Indonesian Rupiah 44,618,381,000	Standard Chartered Bank	—	(97,603)	(97,603)
7/17/14	United States Dollar 498,727	Armenian Dram 211,959,000	VTB Capital PLC	3,183	—	3,183
8/20/14	Indonesian Rupiah 2,459,351,000	United States Dollar 211,303	Standard Chartered Bank	17,385	—	17,385
9/9/14	Zambian Kwacha 3,370,000	United States Dollar 563,545	Standard Chartered Bank	—	(1,379)	(1,379)
9/15/14	United States Dollar 252,525	Azerbaijani Manat 205,000	VTB Capital PLC	2,196	—	2,196
9/16/14	United States Dollar 478,873	Armenian Dram 209,052,000	VTB Capital PLC	9,890	—	9,890
9/23/14	Zambian Kwacha 1,239,000	United States Dollar 207,538	Citibank NA	725	—	725

6

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/9/14	United States Dollar 122,775	Azerbaijani Manat 100,000	VTB Capital PLC	$1,080	$—	$1,080
10/9/14	United States Dollar 416,461	Azerbaijani Manat 337,000	VTB Capital PLC	928	—	928
10/9/14	United States Dollar 84,663	Azerbaijani Manat 69,000	VTB Capital PLC	797	—	797
1/12/15	United States Dollar 106,464	Ugandan Shilling 291,180,000	Citibank NA	1,748	—	1,748
1/12/15	United States Dollar 421,375	Ugandan Shilling 1,150,355,000	Standard Chartered Bank	6,137	—	6,137

				$354,990	$(823,575)	$(468,585)

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 12,611,000 Banco de Guatemala, 0%, due 3/4/14	3-month USD- LIBOR-BBA + 50 bp on $1,558,361 (Notional Amount) plus Notional Amount at termination date	3/10/14	48,904

				$48,904

GTQ	-	Guatemalan Quetzal

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign exchange	Forward foreign currency exchange contracts	$354,990	$(823,575)
Foreign exchange	Swap contracts	48,904	—

		$403,894	$(823,575)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,095,624

Gross unrealized appreciation	$306,284
Gross unrealized depreciation	(980,552)

Net unrealized depreciation	$(674,268)

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$16,093,199	$—	$16,093,199
Short-Term Investments -
Foreign Government Securities	—	17,916,980	—	17,916,980
U.S. Treasury Obligations	—	299,979	—	299,979
Other	—	15,111,198	—	15,111,198
Total Investments	$—	$49,421,356	$—	$49,421,356
Forward Foreign Currency Exchange Contracts	$—	$354,990	$—	$354,990
Swap Contracts	—	48,904	—	48,904
Total	$—	$49,825,250	$—	$49,825,250

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(823,575)	$—	$(823,575)
Total	$—	$(823,575)	$—	$(823,575)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Diversified Currency Income Fund

January 31, 2014 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $707,128,509 and the Fund owned 86.5% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

International Income Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 35.8%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 2.5%
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	$2,906,490
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,824,891
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,893,303
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,318,086
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	309,600	4,099,550
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	122,000	1,611,586
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	306,500	4,064,277
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,892,435

Total Bangladesh			$20,610,618

Bosnia and Herzegovina — 1.2%
Republic of Srpska, 1.50%, 6/30/23	BAM	3,268	$1,634,117
Republic of Srpska, 1.50%, 10/30/23	BAM	6,951	3,382,271
Republic of Srpska, 1.50%, 12/15/23	BAM	1,536	742,010
Republic of Srpska, 1.50%, 6/15/24	BAM	1,085	502,103
Republic of Srpska, 1.50%, 5/31/25	BAM	4,621	1,981,857
Republic of Srpska, 1.50%, 6/9/25	BAM	346	147,924
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	931,814
Republic of Srpska, 1.50%, 9/25/26	BAM	1,532	626,277

Total Bosnia and Herzegovina			$9,948,373

Brazil — 0.6%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	12,317	$5,143,960

Total Brazil			$5,143,960

Chile — 0.8%
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	$5,977,243

Total Chile			$5,977,243

Colombia — 4.2%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	32,300,000	$16,660,915
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	17,593,000	8,879,734
Titulos De Tesoreria B, 13.50%, 9/12/14	COP	17,000,000	8,927,018

Total Colombia			$34,467,667

Costa Rica — 0.6%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,432,767
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	505,357	838,136
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	280,143	538,412

Total Costa Rica			$4,809,315

Georgia — 1.4%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	2,193	$1,234,369
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	8,200	4,646,110
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	292,079
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	288,051
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	305,055
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,872	2,231,893
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	1,000	584,599
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	304,521
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500	1,417,276

Total Georgia			$11,303,953

1

Security	Principal Amount (000’s omitted)		Value
Ghana — 2.2%
Ghana Government Bond, 16.90%, 3/7/16	GHS	9,320	$3,749,211
Ghana Government Bond, 21.00%, 10/26/15	GHS	32,770	14,104,441

Total Ghana			$17,853,652

Jordan — 2.4%
Jordan Government Bond, 6.422%, 2/8/14	JOD	1,500	$2,123,884
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	2,960,944
Jordan Government Bond, 7.078%, 7/18/14	JOD	2,500	3,596,016
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,979,259
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,472,585
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,685,012

Total Jordan			$19,817,700

Lebanon — 0.4%
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	5,043,330	$3,415,208

Total Lebanon			$3,415,208

Peru — 1.6%
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	$12,041,065
Republic of Peru, 9.91%, 5/5/15(2)	PEN	3,174	1,207,874

Total Peru			$13,248,939

Philippines — 0.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,473,064

Total Philippines			$2,473,064

Romania — 1.0%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$8,248,088

Total Romania			$8,248,088

Russia — 3.5%
Russia Government Bond, 7.10%, 3/13/14	RUB	1,009,939	$28,739,843

Total Russia			$28,739,843

Serbia — 3.7%
Serbia Treasury Bill, 0.00%, 5/22/14	RSD	146,750	$1,664,950
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	369,570	4,186,063
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	291,380	3,178,787
Serbia Treasury Bill, 0.00%, 12/11/14	RSD	193,400	2,092,540
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	330,000	3,531,858
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	1,792,770
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	663,822
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080	3,507,102
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	1,418,758
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,291,178
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	96,530	1,120,678
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	325,800	3,888,521

Total Serbia			$30,337,027

Sri Lanka — 3.2%
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	437,480	$3,150,972
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	1,134,180	8,521,248
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,084,210	8,132,853
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	840,350	6,196,125

Total Sri Lanka			$26,001,198

Sweden — 0.1%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510	$914,436
Government of Sweden, 6.75%, 5/5/14	SEK	395	61,198

Total Sweden			$975,634

2

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.2%
Uganda Government Bond, 14.125%, 12/1/16	UGX	2,841,000	$1,173,725

Total Uganda			$1,173,725

Uruguay — 2.4%
Monetary Regulation Bill, 0.00%, 2/27/14(1)	UYU	3,953	$177,946
Monetary Regulation Bill, 0.00%, 8/29/14(1)	UYU	18,968	787,819
Monetary Regulation Bill, 0.00%, 3/26/15(1)	UYU	37,027	1,579,049
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	47,300	1,734,563
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	7,689	346,075
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	99,072	4,190,708
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	49,604	2,118,687
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(1)	UYU	92,698	4,054,659
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	73,613	3,254,393
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,063,997

Total Uruguay			$19,307,896

Vietnam — 3.5%
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000	$2,634,427
Vietnam Government Bond, 9.10%, 12/15/14	VND	121,116,200	5,895,531
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,388,040
Vietnam Government Bond, 11.00%, 4/15/14	VND	53,000,000	2,540,534
Vietnam Government Bond, 11.33%, 5/13/15	VND	80,000,000	4,031,548
Vietnam Government Bond, 11.59%, 2/20/14	VND	88,208,700	4,196,987
Vietnam Government Bond, 12.10%, 1/16/15	VND	80,000,000	4,004,555
Vietnam Government Bond, 12.34%, 7/25/14	VND	60,519,000	2,956,307

Total Vietnam			$28,647,929

Total Foreign Government Bonds (identified cost $307,355,452)			$292,501,032

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$272,200	$301,814
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(3)		719,424	802,792

Total Collateralized Mortgage Obligations (identified cost $1,028,274)			$1,104,606

Mortgage Pass-Throughs — 1.0%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.213%, with maturity at 2035(4)(5)		$1,171,458	$1,213,124
4.038%, with maturity at 2035(4)		1,040,142	1,129,530
6.50%, with various maturities to 2036		1,808,624	2,049,933
7.00%, with maturity at 2033		675,048	776,692
7.50%, with maturity at 2035		389,746	459,775
8.50%, with maturity at 2032		339,629	409,891

			$6,038,945

Government National Mortgage Association:
7.00%, with maturity at 2035(5)		$1,028,142	$1,209,384

3

Security	Principal Amount		Value
8.00%, with maturity at 2016		$156,780	$163,512
9.00%, with various maturities to 2024		650,605	760,218

			$2,133,114

Total Mortgage Pass-Throughs (identified cost $7,705,067)			$8,172,059

U.S. Treasury Obligations — 9.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bond, 11.25%, 2/15/15(5)		$68,200	$76,004,399

Total U.S. Treasury Obligations (identified cost $75,959,138)			$76,004,399

Short-Term Investments — 49.2%

Foreign Government Securities — 31.0%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	3,700	$1,968,816

Total Georgia			$1,968,816

Israel — 0.6%
Israel Treasury Bill, 0.00%, 1/7/15	ILS	16,567	$4,671,025

Total Israel			$4,671,025

Kenya — 3.2%
Kenya Treasury Bill, 0.00%, 3/24/14	KES	399,100	$4,560,220
Kenya Treasury Bill, 0.00%, 4/14/14	KES	367,500	4,177,445
Kenya Treasury Bill, 0.00%, 4/21/14	KES	365,000	4,141,890
Kenya Treasury Bill, 0.00%, 6/9/14	KES	526,000	5,887,340
Kenya Treasury Bill, 0.00%, 6/16/14	KES	324,000	3,618,783
Kenya Treasury Bill, 0.00%, 8/18/14	KES	70,000	767,058
Kenya Treasury Bill, 0.00%, 9/22/14	KES	187,100	2,030,385
Kenya Treasury Bill, 0.00%, 9/29/14	KES	15,000	162,461
Kenya Treasury Bill, 0.00%, 10/20/14	KES	101,200	1,089,680

Total Kenya			$26,435,262

Lebanon — 4.4%
Lebanon Treasury Bill, 0.00%, 2/20/14	LBP	4,514,930	$2,998,280
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	9,214,000	6,055,384
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	6,130,900	4,021,674
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,122,060	1,390,703
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	3,656,350	2,393,966
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	17,063,990	11,160,060
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	5,161,400	3,366,029
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	7,076,320	4,610,469

Total Lebanon			$35,996,565

Mauritius — 1.3%
Mauritius Treasury Bill, 0.00%, 2/7/14	MUR	185,000	$6,082,902
Mauritius Treasury Bill, 0.00%, 4/25/14	MUR	37,100	1,211,078
Mauritius Treasury Bill, 0.00%, 5/9/14	MUR	94,600	3,082,683

Total Mauritius			$10,376,663

4

Security	Principal Amount (000’s omitted)		Value
Mexico — 4.1%
Mexico Cetes, 0.00%, 3/6/14	MXN	26,482	$1,974,970
Mexico Cetes, 0.00%, 4/3/14	MXN	122,857	9,137,494
Mexico Cetes, 0.00%, 4/30/14	MXN	193,820	14,368,244
Mexico Cetes, 0.00%, 8/21/14	MXN	113,506	8,324,877

Total Mexico			$33,805,585

Nigeria — 2.2%
Nigeria Treasury Bill, 0.00%, 2/20/14	NGN	376,000	$2,299,325
Nigeria Treasury Bill, 0.00%, 2/27/14	NGN	51,300	312,562
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	890,170	5,418,186
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	322,507	1,903,747
Nigeria Treasury Bill, 0.00%, 8/7/14	NGN	1,387,950	8,022,855

Total Nigeria			$17,956,675

Philippines — 3.3%
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	394,020	$8,693,449
Philippine Treasury Bill, 0.00%, 4/10/14	PHP	214,490	4,722,143
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	286,170	6,290,655
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	50,020	1,088,631
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	277,770	6,035,258
Philippine Treasury Bill, 0.00%, 1/7/15	PHP	8,220	177,912

Total Philippines			$27,008,048

Serbia — 1.4%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	305,350	$3,537,137
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	665,920	7,641,407

Total Serbia			$11,178,544

Singapore — 3.6%
Monetary Authority of Singapore, 0.00%, 2/7/14	SGD	14,306	$11,204,681
Monetary Authority of Singapore, 0.00%, 4/4/14	SGD	12,028	9,416,616
Singapore Treasury Bill, 0.00%, 4/4/14	SGD	11,207	8,773,862

Total Singapore			$29,395,159

South Korea — 1.5%
Korea Monetary Stabilization Bond, 0.00%, 3/18/14	KRW	6,744,180	$6,281,884
Korea Monetary Stabilization Bond, 0.00%, 6/3/14	KRW	6,173,900	5,720,699

Total South Korea			$12,002,583

Sri Lanka — 3.4%
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	798,950	$6,085,098
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	874,790	6,654,180
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	9,550	72,363
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	38,860	292,908
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	42,030	315,964
Sri Lanka Treasury Bill, 0.00%, 6/6/14	LKR	515,820	3,857,670
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	62,520	465,720
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	59,530	435,301
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	301,460	2,178,267
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	333,290	2,405,096
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	140,090	1,009,600
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	212,400	1,528,708
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	110,770	796,196
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	224,100	1,601,875

Total Sri Lanka			$27,698,946

Turkey — 0.4%
Turkey Government Bond, 6.50%, 1/7/15	TRY	7,835	$3,342,508

Total Turkey			$3,342,508

5

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.1%
Uganda Government Bond, 0.00%, 11/13/14	UGX	1,135,800	$421,155
Uganda Government Bond, 0.00%, 12/26/14	UGX	619,000	226,312
Uganda Government Bond, 0.00%, 1/22/15	UGX	619,000	224,052

Total Uganda			$871,519

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	31,500	$1,243,436

Total Uruguay			$1,243,436

Zambia — 1.2%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	14,250	$2,391,675
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	12,475	2,075,392
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	3,000	496,364
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	13,755	2,268,747
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	15,260	2,497,369

Total Zambia			$9,729,547

Total Foreign Government Securities (identified cost $257,994,579)			$253,680,881

U.S. Treasury Obligations — 11.8%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/20/14(5)		$71,000	$70,995,101
U.S. Treasury Note, 4.25%, 8/15/14(5)		25,000	25,553,225

Total U.S. Treasury Obligations (identified cost $96,547,539)			$96,548,326

Other — 6.4%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(6)		$52,024	$52,024,096

Total Other (identified cost $52,024,096)			$52,024,096

Total Short-Term Investments (identified cost $406,566,214)			$402,253,303

Total Investments — 95.5% (identified cost $798,614,145)			$780,035,399

Other Assets, Less Liabilities — 4.5%			$37,019,565

Net Assets — 100.0%			$817,054,964

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

6

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

ILS	-	Israeli Shekel

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $1,207,874 or 0.1% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(4)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2014.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $22,961.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $8,930,333 or 1.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

7

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/14	United States Dollar 2,370,379	Paraguayan Guarani 10,579,000,000	Citibank NA	$—	$(113,046)	$(113,046)
2/5/14	Euro 28,661,705	United States Dollar 38,745,896	UBS AG	89,858	—	89,858
2/5/14	United States Dollar 2,186,544	Euro 1,600,000	Australia and New Zealand Banking Group Limited	—	(28,624)	(28,624)
2/5/14	United States Dollar 723,672	Ugandan Shilling 1,829,080,000	Barclays Bank PLC	15,728	—	15,728
2/5/14	United States Dollar 1,684,604	Ugandan Shilling 4,175,290,000	Citibank NA	3,244	—	3,244
2/5/14	United States Dollar 26,160,241	Euro 19,129,975	Deutsche Bank	—	(359,646)	(359,646)
2/5/14	United States Dollar 2,107,013	Euro 1,540,000	Goldman Sachs International	—	(30,015)	(30,015)
2/5/14	United States Dollar 1,400,957	Ugandan Shilling 3,543,720,069	Standard Chartered Bank	31,580	—	31,580
2/6/14	Euro 7,692,640	United States Dollar 10,396,872	Deutsche Bank	21,807	—	21,807
2/6/14	United States Dollar 2,370,379	Paraguayan Guarani 10,579,000,000	Citibank NA	—	(113,166)	(113,166)
2/7/14	Singapore Dollar 4,396,000	United States Dollar 3,458,697	BNP Paribas	15,576	—	15,576
2/10/14	United States Dollar 9,636,300	Indian Rupee 605,415,000	Bank of America	15,813	—	15,813
2/10/14	United States Dollar 8,029,335	Indian Rupee 504,455,000	Citibank NA	13,176	—	13,176
2/12/14	Euro 5,182,527	United States Dollar 7,121,673	Goldman Sachs International	131,987	—	131,987
2/12/14	Euro 22,360,022	United States Dollar 30,227,731	Goldman Sachs International	70,716	—	70,716
2/12/14	Euro 1,061,000	United States Dollar 1,460,578	Goldman Sachs International	29,605	—	29,605
2/12/14	Euro 165,000	United States Dollar 224,166	Goldman Sachs International	1,630	—	1,630
2/13/14	United States Dollar 1,580,255	Paraguayan Guarani 7,059,000,000	Citibank NA	—	(74,376)	(74,376)
2/18/14	Indonesian Rupiah 46,506,678,000	United States Dollar 3,934,575	Nomura International PLC	126,454	—	126,454
2/18/14	Indonesian Rupiah 34,982,713,000	United States Dollar 2,879,236	Standard Chartered Bank	14,735	—	14,735
2/18/14	United States Dollar 33,098,540	Yuan Offshore Renminbi 199,753,000	Bank of America	—	(17,951)	(17,951)
2/18/14	United States Dollar 9,527,917	Indonesian Rupiah 104,959,530,000	BNP Paribas	—	(933,482)	(933,482)
2/18/14	United States Dollar 7,043,375	Indonesian Rupiah 77,294,000,000	HSBC Bank USA	—	(714,286)	(714,286)
2/18/14	Yuan Offshore Renminbi 20,034,000	United States Dollar 3,318,536	Bank of America	756	—	756
2/20/14	Euro 738,787	United States Dollar 998,540	Goldman Sachs International	2,134	—	2,134

8

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/20/14	United States Dollar 3,170,786	Chilean Peso 1,671,004,000	Deutsche Bank	$—	$(168,499)	$(168,499)
2/21/14	Euro 565,611	United States Dollar 766,544	Goldman Sachs International	3,702	—	3,702
2/24/14	United States Dollar 9,363,393	South Korean Won 9,986,059,000	Nomura International PLC	—	(120,955)	(120,955)
2/25/14	United States Dollar 10,468,038	New Taiwan Dollar 308,116,223	Bank of America	—	(295,498)	(295,498)
2/28/14	Sri Lankan Rupee 251,173,000	United States Dollar 1,889,513	HSBC Bank USA	—	(27,289)	(27,289)
2/28/14	Sri Lankan Rupee 300,000,000	United States Dollar 2,257,167	HSBC Bank USA	—	(32,254)	(32,254)
2/28/14	Sri Lankan Rupee 795,912,000	United States Dollar 6,051,642	Standard Chartered Bank	—	(22,283)	(22,283)
2/28/14	Sri Lankan Rupee 267,000,000	United States Dollar 2,006,764	Standard Chartered Bank	—	(30,820)	(30,820)
2/28/14	United States Dollar 6,115,853	Indian Rupee 381,617,000	BNP Paribas	—	(51,634)	(51,634)
2/28/14	United States Dollar 5,728,533	Indian Rupee 357,449,000	Standard Chartered Bank	—	(48,364)	(48,364)
3/3/14	United States Dollar 867,783	Indonesian Rupiah 10,552,238,000	Bank of America	—	(3,895)	(3,895)
3/3/14	United States Dollar 1,113,170	Indonesian Rupiah 13,525,010,000	Standard Chartered Bank	—	(5,907)	(5,907)
3/5/14	Euro 2,279,955	Romanian Leu 10,338,455	Standard Chartered Bank	16,348	—	16,348
3/5/14	Romanian Leu 10,338,455	Euro 2,276,340	Standard Chartered Bank	—	(21,223)	(21,223)
3/6/14	Brazilian Real 12,890,000	United States Dollar 5,326,006	UBS AG	26,659	—	26,659
3/6/14	United States Dollar 181,145	Nigerian Naira 29,427,000	Standard Chartered Bank	—	(1,050)	(1,050)
3/10/14	United States Dollar 5,050,560	Kazakstani Tenge 803,039,000	Citibank NA	84,390	—	84,390
3/11/14	United States Dollar 192,294	Nigerian Naira 31,368,000	Standard Chartered Bank	—	(678)	(678)
3/13/14	Euro 13,948,882	Swedish Krona 125,871,923	Citibank NA	388,149	—	388,149
3/13/14	Euro 21,867,636	Norwegian Krone 184,958,653	Deutsche Bank	—	(69,180)	(69,180)
3/13/14	Norwegian Krone 83,769,000	Euro 9,952,713	Deutsche Bank	97,036	—	97,036
3/13/14	Norwegian Krone 23,332,000	Euro 2,766,094	Deutsche Bank	18,916	—	18,916
3/13/14	Swedish Krona 71,429,000	Euro 7,929,507	Deutsche Bank	—	(201,539)	(201,539)
3/13/14	United States Dollar 1,545,665	Azerbaijani Manat 1,228,340	VTB Capital PLC	15,321	—	15,321
3/14/14	United States Dollar 3,326,975	Kenyan Shilling 308,211,000	Standard Bank	209,278	—	209,278
3/18/14	Euro 18,086,590	Polish Zloty 75,963,676	Standard Chartered Bank	—	(361,107)	(361,107)
3/19/14	Euro 112,485	United States Dollar 154,074	Bank of America	2,363	—	2,363
3/19/14	Euro 200,000	United States Dollar 270,396	Bank of America	652	—	652

9

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/19/14	Euro 127,823	United States Dollar 172,360	Bank of America	$—	$(37)	$(37)
3/19/14	Euro 9,805,067	United States Dollar 13,254,490	State Street Bank and Trust Co.	30,208	—	30,208
3/20/14	United States Dollar 9,176,561	Malaysian Ringgit 29,989,000	Deutsche Bank	—	(230,177)	(230,177)
3/21/14	Croatian Kuna 28,911,000	Euro 3,750,730	Citibank NA	—	(36,703)	(36,703)
3/21/14	Euro 14,358	Croatian Kuna 109,412	Citibank NA	—	(81)	(81)
3/21/14	Euro 3,797,928	Croatian Kuna 28,801,588	Citibank NA	—	(46,238)	(46,238)
3/31/14	United States Dollar 4,381,300	New Turkish Lira 10,215,000	Bank of America	65,793	—	65,793
3/31/14	United States Dollar 4,203,303	New Turkish Lira 9,800,000	Standard Chartered Bank	63,120	—	63,120
4/2/14	United States Dollar 1,815,898	Euro 1,342,961	Nomura International PLC	—	(4,609)	(4,609)
4/7/14	United States Dollar 13,961,851	New Turkish Lira 30,939,462	HSBC Bank USA	—	(519,438)	(519,438)
4/9/14	Euro 136,652	United States Dollar 184,685	Deutsche Bank	378	—	378
4/9/14	United States Dollar 186,380	Euro 136,652	Deutsche Bank	—	(2,072)	(2,072)
4/11/14	United States Dollar 854,053	Kenyan Shilling 78,701,000	Standard Chartered Bank	42,019	—	42,019
4/17/14	Sri Lankan Rupee 580,888,000	United States Dollar 4,260,271	Standard Chartered Bank	—	(154,011)	(154,011)
4/24/14	United States Dollar 11,745,487	Israeli Shekel 41,058,700	Bank of America	—	(81,068)	(81,068)
4/24/14	United States Dollar 11,146,478	Israeli Shekel 38,969,200	Standard Chartered Bank	—	(75,667)	(75,667)
4/30/14	Peruvian New Sol 23,874,000	United States Dollar 8,954,989	Bank of Nova Scotia	629,504	—	629,504
4/30/14	Peruvian New Sol 7,384,969	United States Dollar 2,597,597	Bank of Nova Scotia	22,266	—	22,266
4/30/14	United States Dollar 29,861,268	Peruvian New Sol 84,806,000	Citibank NA	—	(287,208)	(287,208)
5/7/14	Euro 10,203,296	United States Dollar 13,938,519	Standard Chartered Bank	176,570	—	176,570
5/12/14	United States Dollar 4,345,336	Paraguayan Guarani 19,610,500,000	Citibank NA	—	(177,819)	(177,819)
5/13/14	United States Dollar 2,370,182	Paraguayan Guarani 10,699,000,000	Citibank NA	—	(96,593)	(96,593)
5/19/14	United States Dollar 2,370,264	Paraguayan Guarani 10,697,000,000	Citibank NA	—	(97,726)	(97,726)
5/20/14	United States Dollar 3,950,366	Paraguayan Guarani 17,828,000,000	Citibank NA	—	(163,047)	(163,047)

10

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/27/14	Russian Ruble 346,762,000	United States Dollar 10,289,979	Bank of America	$656,698	$—	$656,698
5/30/14	United States Dollar 5,000,000	Armenian Dram 2,215,900,000	VTB Capital PLC	309,421	—	309,421
6/10/14	United States Dollar 5,067,148	Kazakstani Tenge 817,331,000	Deutsche Bank	69,411	—	69,411
7/17/14	United States Dollar 2,712,417	Armenian Dram 1,188,310,000	VTB Capital PLC	101,453	—	101,453
7/17/14	United States Dollar 6,269,868	Armenian Dram 2,664,694,000	VTB Capital PLC	40,021	—	40,021
7/22/14	United States Dollar 6,838,031	Indonesian Rupiah 77,639,000,000	Australia and New Zealand Banking Group Limited	—	(678,998)	(678,998)
8/14/14	United States Dollar 18,449,518	Indonesian Rupiah 209,586,522,521	Barclays Bank PLC	—	(1,903,024)	(1,903,024)
8/20/14	Indonesian Rupiah 17,333,881,000	United States Dollar 1,489,293	Standard Chartered Bank	122,530	—	122,530
9/9/14	Zambian Kwacha 8,140,000	United States Dollar 1,360,976	Standard Bank	—	(3,559)	(3,559)
9/9/14	Zambian Kwacha 5,220,000	United States Dollar 872,910	Standard Chartered Bank	—	(2,136)	(2,136)
9/15/14	United States Dollar 1,553,289	Azerbaijani Manat 1,260,960	VTB Capital PLC	13,510	—	13,510
9/23/14	Zambian Kwacha 4,840,000	United States Dollar 813,445	Barclays Bank PLC	5,557	—	5,557
9/23/14	Zambian Kwacha 4,251,000	United States Dollar 698,030	Barclays Bank PLC	—	(11,544)	(11,544)
9/23/14	Zambian Kwacha 5,808,000	United States Dollar 954,478	Barclays Bank PLC	—	(14,988)	(14,988)
9/30/14	United States Dollar 410,976	Azerbaijani Manat 337,000	Standard Bank	6,414	—	6,414
10/9/14	United States Dollar 3,950,816	Azerbaijani Manat 3,197,000	VTB Capital PLC	8,808	—	8,808
10/9/14	United States Dollar 815,951	Azerbaijani Manat 665,000	VTB Capital PLC	7,680	—	7,680
10/9/14	United States Dollar 859,423	Azerbaijani Manat 700,000	VTB Capital PLC	7,557	—	7,557
12/9/14	Ghanaian Cedi 7,051,000	United States Dollar 2,568,670	Citibank NA	—	(19,023)	(19,023)
12/9/14	Ghanaian Cedi 7,000,000	United States Dollar 2,568,807	Standard Bank	—	(169)	(169)
12/9/14	Ghanaian Cedi 7,044,500	United States Dollar 2,568,642	Standard Bank	—	(16,666)	(16,666)
12/12/14	Ghanaian Cedi 7,126,000	United States Dollar 2,568,854	Standard Bank	—	(43,872)	(43,872)
12/19/14	Ghanaian Cedi 7,167,000	United States Dollar 2,568,817	Standard Bank	—	(53,112)	(53,112)
12/22/14	United States Dollar 1,854,458	Azerbaijani Manat 1,503,038	VTB Capital PLC	—	(9,787)	(9,787)
1/12/15	United States Dollar 566,358	Ugandan Shilling 1,548,990,000	Citibank NA	9,301	—	9,301

11

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/12/15	United States Dollar 345,819	Ugandan Shilling 944,087,000	Standard Chartered Bank	$5,036	$—	$5,036
1/20/15	United States Dollar 806,388	Ugandan Shilling 2,196,600,000	Barclays Bank PLC	8,619	—	8,619
1/23/15	United States Dollar 376,619	Ugandan Shilling 1,018,000,000	Citibank NA	861	—	861
1/29/15	United States Dollar 669,704	Ugandan Shilling 1,801,504,000	Barclays Bank PLC	—	(2,510)	(2,510)

				$3,850,348	$(8,578,649)	$(4,728,301)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	34 U.S. 5-Year Treasury Note	Short	$(4,108,315)	$(4,101,250)	$7,065
3/14	14 U.S. 10-Year Treasury Note	Short	(1,754,140)	(1,760,500)	(6,360)
3/14	7 U.S. Long Treasury Bond	Short	(913,243)	(935,156)	(21,913)

					$(21,208)

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 43,000,000 Banco de Guatemala, 0%, due 3/4/14	3-month USD- LIBOR-BBA + 50 bp on $5,285,022 (Notional Amount) plus Notional Amount at termination date	3/6/14	$195,362
Citibank NA	Total return on GTQ 29,000,000 Banco de Guatemala, 0%, due 3/4/14	3-month USD- LIBOR-BBA + 50 bp on $3,582,453 (Notional Amount) plus Notional Amount at termination date	3/7/14	115,945
Citibank NA	Total return on GTQ 36,700,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD- LIBOR-BBA + 50 bp on $4,577,743 (Notional Amount) plus Notional Amount at termination date	6/10/14	55,595

				$366,902

GTQ	-	Guatemalan Quetzal

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

12

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,850,348	$(8,578,649)
Foreign Exchange	Total Return Swaps	366,902	—

		$4,217,250	$(8,578,649)

Interest Rate	Futures Contracts*	$7,065	$(28,273)

		$7,065	$(28,273)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$809,050,604

Gross unrealized appreciation	$4,992,770
Gross unrealized depreciation	(34,007,975)

Net unrealized depreciation	$(29,015,205)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$292,501,032	$—	$292,501,032
Collateralized Mortgage Obligations	—	1,104,606	—	1,104,606
Mortgage Pass-Throughs	—	8,172,059	—	8,172,059
U.S. Treasury Obligations	—	76,004,399	—	76,004,399
Short-Term Investments -
Foreign Government Securities	—	253,680,881	—	253,680,881
U.S. Treasury Obligations	—	96,548,326	—	96,548,326
Other	—	52,024,096	—	52,024,096
Total Investments	$—	$780,035,399	$—	$780,035,399
Forward Foreign Currency Exchange Contracts	$—	$3,850,348	$—	$3,850,348
Futures Contracts	7,065	—	—	7,065
Swap Contracts	—	366,902	—	366,902
Total	$7,065	$784,252,649	$—	$784,259,714

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(8,578,649)	$—	$(8,578,649)
Futures Contracts	(28,273)	—	—	(28,273)
Total	$(28,273)	$(8,578,649)	$—	$(8,606,922)

13

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance

Emerging Markets Local Income Fund

January 31, 2014 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $396,305,437 and the Fund owned 92.6% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 76.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$2,106,095

Total Albania			$2,106,095

Bangladesh — 1.1%
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	$999,248
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,654,985
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	140,000	1,848,380

Total Bangladesh			$4,502,613

Bermuda — 0.5%
Government of Bermuda, 4.854%, 2/6/24(2)	USD	1,265	$1,255,539
Government of Bermuda, 5.603%, 7/20/20(2)	USD	900	977,400

Total Bermuda			$2,232,939

Bosnia and Herzegovina — 0.8%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	17	$11,390
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86	59,159
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	52,408
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	82,365
Republic of Srpska, 1.50%, 6/30/23	BAM	325	162,453
Republic of Srpska, 1.50%, 10/30/23	BAM	264	128,363
Republic of Srpska, 1.50%, 12/15/23	BAM	48	23,165
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,385,575
Republic of Srpska, 1.50%, 6/9/25	BAM	534	228,142
Republic of Srpska, 1.50%, 12/24/25	BAM	581	245,963
Republic of Srpska, 1.50%, 9/25/26	BAM	271	110,971

Total Bosnia and Herzegovina			$3,489,954

Brazil — 3.3%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314	$8,256,129
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127	5,759,001
Republic of Brazil, 10.25%, 1/10/28	BRL	620	245,354

Total Brazil			$14,260,484

Colombia — 3.4%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$3,399,103
Republic of Colombia, 9.85%, 6/28/27	COP	1,000,000	606,372
Republic of Colombia, 12.00%, 10/22/15	COP	12,498,000	6,926,543
Titulos De Tesoreria B, 8.00%, 10/28/15	COP	727,000	378,732
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000	3,266,807

Total Colombia			$14,577,557

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	59,111	$98,036
Titulo Propiedad UD, 1.63%, 7/13/16(4)	CRC	6,641	12,763

Total Costa Rica			$110,799

Croatia — 0.8%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	2,657	$3,502,129

Total Croatia			$3,502,129

1

Security	Principal Amount (000’s omitted)		Value
Fiji — 0.2%
Republic of Fiji, 9.00%, 3/15/16	USD	688	$729,841

Total Fiji			$729,841

Ghana — 0.1%
Ghana Government Bond, 16.90%, 3/7/16	GHS	356	$143,018
Ghana Government Bond, 21.00%, 10/26/15	GHS	600	258,247

Total Ghana			$401,265

Guatemala — 0.2%
Republic of Guatemala, 4.875%, 2/13/28(2)	USD	1,100	$991,375

Total Guatemala			$991,375

Hungary — 5.0%
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	$4,887,986
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000	837,751
Hungary Government Bond, 6.50%, 6/24/19	HUF	274,340	1,250,650
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520	7,118,448
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	5,169,849
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000	2,052,268

Total Hungary			$21,316,952

Indonesia — 7.4%
Indonesia Government Bond, 6.25%, 4/15/17	IDR	8,055,000	$627,074
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	2,108,671
Indonesia Government Bond, 7.375%, 9/15/16	IDR	12,906,000	1,039,033
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	375,385
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000	2,203,256
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,074,049
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000	1,103,788
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	2,953,427
Indonesia Government Bond, 9.50%, 7/15/31	IDR	63,823,000	5,233,277
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	462,324
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000	881,785
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,908,778
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	725,890
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,928,774
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000	2,742,302
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	967,297
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,337,123
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000	1,508,010
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000	2,339,926

Total Indonesia			$31,520,169

Ivory Coast — 0.2%
Ivory Coast, 5.75%, 12/31/32(2)	USD	822	$717,195

Total Ivory Coast			$717,195

Jamaica — 0.2%
Government of Jamaica, 8.00%, 6/24/19	USD	100	$101,000
Government of Jamaica, 10.625%, 6/20/17	USD	615	678,806

Total Jamaica			$779,806

2

Security	Principal Amount (000’s omitted)		Value
Jordan — 1.3%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800	$1,156,813
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	4,500	4,500,000

Total Jordan			$5,656,813

Kenya — 0.5%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$2,033,579

Total Kenya			$2,033,579

Lebanon — 0.5%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	400	$403,607
Lebanese Republic, 8.50%, 1/19/16(1)	USD	850	917,490
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	326,560	221,024
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	595,920	403,515

Total Lebanon			$1,945,636

Malaysia — 3.8%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125	$1,105,455
Malaysia Government Bond, 3.741%, 2/27/15	MYR	14,876	4,479,074
Malaysia Government Bond, 4.16%, 7/15/21	MYR	8,297	2,470,391
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775	4,801,775
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750	1,140,728
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047	1,202,710
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480	1,032,565

Total Malaysia			$16,232,698

Mexico — 4.9%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800	$1,676,192
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480	2,380,125
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500	779,300
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018	1,746,667
Mexican Bonos, 8.50%, 12/13/18	MXN	6,833	578,036
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	3,251,035
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,936,924
Mexican Bonos, 9.50%, 12/18/14	MXN	10,326	811,041
Mexican Bonos, 10.00%, 12/5/24	MXN	35,460	3,333,349
Mexican Bonos, 10.00%, 11/20/36	MXN	38,390	3,577,676

Total Mexico			$21,070,345

Netherlands — 0.2%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	793	$745,420

Total Netherlands			$745,420

Nigeria — 0.4%
Nigeria Treasury Bond, 16.00%, 6/29/19	NGN	251,000	$1,680,432

Total Nigeria			$1,680,432

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(2)	USD	458	$445,405

Total Paraguay			$445,405

Peru — 1.3%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	4,730	$1,565,710
Republic of Peru, 6.90%, 8/12/37	PEN	2,700	893,746
Republic of Peru, 7.84%, 8/12/20	PEN	1,782	704,215
Republic of Peru, 8.20%, 8/12/26	PEN	5,775	2,332,605

Total Peru			$5,496,276

3

Security	Principal Amount (000’s omitted)		Value
Philippines — 1.6%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000	$3,242,981
Republic of the Philippines, 6.25%, 1/14/36	PHP	124,000	2,908,412
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510	758,479

Total Philippines			$6,909,872

Poland — 0.9%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575	$1,186,036
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420	1,846,951
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900	968,001

Total Poland			$4,000,988

Romania — 2.4%
Romania Government Bond, 5.75%, 1/27/16	RON	10,920	$3,406,547
Romania Government Bond, 5.85%, 7/28/14	RON	2,530	767,363
Romania Government Bond, 5.90%, 7/26/17	RON	14,920	4,724,864
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	468,680
Romania Government Bond, 6.00%, 4/30/16	RON	3,000	940,470
Romania Government Bond, 6.25%, 10/25/14	RON	560	171,035

Total Romania			$10,478,959

Russia — 9.2%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	250,000	$7,131,788
Russia Foreign Bond, 7.85%, 3/10/18(2)	RUB	565,000	16,117,842
Russia Government Bond, 7.00%, 6/3/15	RUB	242,513	6,952,683
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000	1,964,067
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	2,957,805
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	4,163,610

Total Russia			$39,287,795

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(2)	USD	1,174	$1,135,845

Total Rwanda			$1,135,845

Serbia — 3.6%
Republic of Serbia, 5.875%, 12/3/18(2)	USD	4,200	$4,292,843
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880	275,320
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	168,680	1,910,613
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	547,586
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,283,253
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	5,294,444
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	884,202
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	1,118,068

Total Serbia			$15,606,329

Slovenia — 1.9%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	826	$1,113,703
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	1,602	2,156,339
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	640	854,104
Republic of Slovenia, 5.85%, 5/10/23(2)	USD	3,739	3,827,764

Total Slovenia			$7,951,910

South Africa — 3.7%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175	$4,132,404
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745	3,732,354
Republic of South Africa, 7.00%, 2/28/31	ZAR	70,285	5,085,904
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430	1,761,612
Republic of South Africa, 10.50%, 12/21/26	ZAR	13,176	1,325,860

Total South Africa			$16,038,134

4

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 1.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,200	$1,155,000
Republic of Sri Lanka, 5.875%, 7/25/22(2)	USD	1,140	1,097,250
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	390	393,900
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	950	959,500
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	500	501,250
Republic of Sri Lanka, 7.40%, 1/22/15(2)	USD	100	104,375
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	49,400	377,784
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	72,400	521,465
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	235,540	1,780,036
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	26,130	192,663
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	162,870	1,253,971

Total Sri Lanka			$8,337,194

Tanzania — 0.1%
United Republic of Tanzania, 6.392%, 3/9/20(1)(5)	USD	400	$419,000

Total Tanzania			$419,000

Thailand — 4.0%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041	$3,679,029
Kingdom of Thailand, 3.25%, 6/16/17	THB	134,760	4,131,551
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668	1,856,254
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600	1,387,932
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371	1,926,289
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000	960,953
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500	3,240,356

Total Thailand			$17,182,364

Turkey — 6.3%
Hazine Mustesarligi Varlik Kiralama AS, 4.557%, 10/10/18(2)	USD	1,541	$1,523,664
Turkey Government Bond, 4.00%, 4/1/20(4)	TRY	12,038	5,476,964
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100	2,196,253
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255	5,649,470
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,858	1,224,391
Turkey Government Bond, 10.50%, 1/15/20	TRY	23,798	10,690,564

Total Turkey			$26,761,306

Uganda — 0.2%
Uganda Government Bond, 14.125%, 12/1/16	UGX	2,402,300	$992,481

Total Uganda			$992,481

Uruguay — 0.8%
Monetary Regulation Bill, 0.00%, 2/27/14(4)	UYU	2,173	$97,809
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	6,755	280,563
Monetary Regulation Bill, 0.00%, 3/26/15(4)	UYU	37,709	1,608,116
Monetary Regulation Bill, 0.00%, 7/2/15(4)	UYU	20,448	860,834
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	4,080	149,620
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	348,744

Total Uruguay			$3,345,686

Venezuela — 0.5%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	2,168	$2,124,640

Total Venezuela			$2,124,640

Vietnam — 2.5%
Republic of Vietnam, 7.00%, 7/15/16	VND	150,000,000	$7,127,712
Republic of Vietnam, 7.20%, 10/31/15	VND	50,000,000	2,396,509

5

Security	Principal Amount (000’s omitted)		Value
Republic of Vietnam, 12.15%, 1/16/17	VND	20,000,000	$1,071,683

Total Vietnam			$10,595,904

Total Foreign Government Bonds (identified cost $381,361,843)			$327,714,184

Foreign Corporate Bonds — 1.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.1%
Bank of Georgia JSC, 4.00%, 1/8/15	USD	4,734	$4,738,699

Total Georgia			$4,738,699

Venezuela — 0.5%
Petroleos de Venezuela SA, 4.90%, 10/28/14	USD	2,272	$2,113,315

Total Venezuela			$2,113,315

Total Foreign Corporate Bonds (identified cost $6,892,763)			$6,852,014

Currency Call Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Citibank NA	COP	3,390,172	COP	1,757.00	2/18/14	$56
Colombian Peso	Citibank NA	COP	3,260,210	COP	1,757.00	2/18/14	53
Colombian Peso	Citibank NA	COP	2,931,987	COP	1,757.00	2/18/14	48
Colombian Peso	Citibank NA	COP	2,184,500	COP	1,757.00	2/18/14	36
Colombian Peso	Citibank NA	COP	1,346,297	COP	1,757.00	2/18/14	22
Colombian Peso	JPMorgan Chase Bank	COP	1,292,350	COP	1,757.00	2/18/14	21
Colombian Peso	JPMorgan Chase Bank	COP	1,105,529	COP	1,757.00	2/18/14	18
Colombian Peso	JPMorgan Chase Bank	COP	797,200	COP	1,757.00	2/18/14	13

Total Currency Call Options Purchased (identified cost $106,927)							$267

Currency Put Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	9,107	GBP	1.35	3/13/14	$105
British Pound Sterling	Citibank NA	GBP	6,711	GBP	1.40	3/13/14	110
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	4,336	GBP	1.35	3/13/14	50
Yuan Renminbi	Goldman Sachs International	CNY	9,463	CNY	6.35	10/7/14	3,029
Yuan Renminbi	JPMorgan Chase Bank	CNY	8,777	CNY	6.35	9/30/14	2,810
Yuan Renminbi	Standard Chartered Bank	CNY	17,950	CNY	6.25	4/7/14	447
Yuan Renminbi Offshore	Goldman Sachs International	CNH	17,950	CNH	6.25	4/4/14	375
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	18,240	CNH	6.35	10/6/14	6,256

Total Currency Put Options Purchased (identified cost $400,523)							$13,182

6

Short-Term Investments — 18.0%

Foreign Government Securities — 13.1%

Security	Principal Amount (000’s omitted)		Value
Kenya — 3.3%
Kenya Treasury Bill, 0.00%, 3/24/14	KES	16,750	$191,390
Kenya Treasury Bill, 0.00%, 4/14/14	KES	81,700	928,700
Kenya Treasury Bill, 0.00%, 4/21/14	KES	319,800	3,628,977
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	2,350,459
Kenya Treasury Bill, 0.00%, 6/16/14	KES	177,000	1,976,928
Kenya Treasury Bill, 0.00%, 8/18/14	KES	69,000	756,100
Kenya Treasury Bill, 0.00%, 10/20/14	KES	206,800	2,226,737
Kenya Treasury Bill, 0.00%, 12/15/14	KES	209,800	2,224,017

Total Kenya			$14,283,308

Lebanon — 3.6%
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	355,850	$234,756
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	351,630	231,759
Lebanon Treasury Bill, 0.00%, 4/24/14	LBP	677,600	446,194
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	212,000	139,325
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	640,600	420,213
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	9,652,230	6,319,721
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	544,100	354,837
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	260,830	169,940
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	1,144,130	744,562
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	355,260	230,969
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	521,000	334,810
Lebanon Treasury Note, 7.84%, 12/4/14	LBP	8,170,730	5,552,974

Total Lebanon			$15,180,060

Nigeria — 1.6%
Nigeria Treasury Bill, 0.00%, 2/6/14	NGN	149,445	$916,932
Nigeria Treasury Bill, 0.00%, 2/20/14	NGN	165,800	1,013,904
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	734,208	4,468,894
Nigeria Treasury Bill, 0.00%, 3/20/14	NGN	95,500	578,542

Total Nigeria			$6,978,272

Philippines — 0.4%
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	20,560	$453,625
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	64,820	1,424,888

Total Philippines			$1,878,513

Serbia — 0.7%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	129,310	$1,497,911
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	121,360	1,392,602

Total Serbia			$2,890,513

Sri Lanka — 2.7%
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	623,900	$4,751,852
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	169,860	1,292,057
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	151,860	1,150,683
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	52,140	394,048
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	26,640	198,445
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	63,570	464,843
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	202,990	1,476,475
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	130,030	935,866
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	128,850	924,872

Total Sri Lanka			$11,589,141

7

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.1%
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	336,000	$122,845
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	336,000	121,618

Total Uganda			$244,463

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 4/16/14(4)	UYU	18,278	$817,083
Monetary Regulation Bill, 0.00%, 5/16/14(4)	UYU	11,939	531,221
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	4,400	180,408
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	3,100	122,370

Total Uruguay			$1,651,082

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	1,975	$331,478
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	1,500	249,546
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	2,100	347,455
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	290	47,832
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	2,800	458,233

Total Zambia			$1,434,544

Total Foreign Government Securities (identified cost $57,095,509)			$56,129,896

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/20/14(6)	$4,900	$4,899,662

Total U.S. Treasury Obligations (identified cost $4,899,584)		$4,899,662

Repurchase Agreements — 1.9%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 790,736, collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $1,078,011.	EUR	791	$1,066,821
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 1,101,008, collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,500,298.	EUR	1,101	1,485,424
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 1,165,811, collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,583,171.	EUR	1,166	1,572,853
Dated 1/31/14 with a maturity date of 2/19/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 711,625, collateralized by USD 730,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $713,071.	USD	712	711,750

8

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 1/16/14 with a maturity date of 2/21/14, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 793,561, collateralized by USD 720,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $796,823.	USD	794	$793,800
Dated 1/23/14 with a maturity date of 2/14/14, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 393,840, collateralized by USD 405,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $395,608.	USD	394	393,863
Nomura International PLC:
Dated 1/3/14 with a maturity date of 2/7/14, an interest rate of 0.03% and repurchase proceeds of EUR 1,506,609, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $2,049,904.	EUR	1,507	2,031,912

Total Repurchase Agreements (identified cost $8,083,275)			$8,056,423

Other — 1.8%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(7)		$7,838	$7,838,132

Total Other (identified cost $7,838,132)			$7,838,132

Total Short-Term Investments (identified cost $77,916,500)			$76,924,113

Total Investments — 96.2% (identified cost $466,678,556)			$411,503,760

Currency Call Options Written — (0.0)%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	JPMorgan Chase Bank	COP	3,195,079	COP	1,757.00	2/18/14	$(52)

Total Currency Call Options Written (premiums received $165)							$(52)

Currency Put Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	135,206	INR	67.00	6/16/14	$(35,426)
Indian Rupee	Goldman Sachs International	INR	128,960	INR	65.00	6/9/14	(49,356)
Indian Rupee	Goldman Sachs International	INR	222,192	INR	72.00	7/1/14	(26,737)
Indian Rupee	JPMorgan Chase Bank	INR	131,235	INR	65.00	6/9/14	(50,227)

9

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank	INR	114,168	INR	67.00	6/16/14	$(29,914)
Indian Rupee	JPMorgan Chase Bank	INR	254,882	INR	70.00	6/19/14	(38,028)
Indian Rupee	JPMorgan Chase Bank	INR	211,608	INR	72.00	7/1/14	(25,463)

Total Currency Put Options Written (premiums received $324,746)							$(255,151)

Other Assets, Less Liabilities — 3.9%							$16,525,936

Net Assets — 100.0%							$427,774,493

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

10

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $23,963,406 or 5.6% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $33,445,997 or 7.8% of the Portfolio’s net assets.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $5,414.

Securities Sold Short — (0.9)%

Foreign Government Bonds — (0.9)%

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — (0.4)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(730)	$(700,800)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(405)	(388,800)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(720)	(779,400)

Total Dominican Republic			$(1,869,000)

Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(2,041,591)

Total Germany			$(2,041,591)

Total Foreign Government Bonds (proceeds $3,879,252)			$(3,910,591)

Total Securities Sold Short (proceeds $3,879,252)			$(3,910,591)

EUR	-	Euro

USD	-	United States Dollar

11

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $12,490,194 or 2.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/14	Euro 132,502	United States Dollar 179,247	Goldman Sachs International	$542	$—	$542
2/3/14	Hungarian Forint 474,427,902	United States Dollar 2,082,039	JPMorgan Chase Bank	32,122	—	32,122
2/3/14	Japanese Yen 159,861,000	United States Dollar 1,627,912	Nomura International PLC	63,255	—	63,255
2/3/14	Japanese Yen 6,786,000	United States Dollar 69,104	Nomura International PLC	2,685	—	2,685
2/3/14	United States Dollar 67,125	Japanese Yen 6,786,000	Goldman Sachs International	—	(706)	(706)
2/3/14	United States Dollar 180,996	Euro 132,502	Goldman Sachs International	—	(2,291)	(2,291)
2/3/14	United States Dollar 1,581,285	Japanese Yen 159,861,000	Goldman Sachs International	—	(16,628)	(16,628)
2/4/14	Brazilian Real 3,415,000	United States Dollar 1,407,493	Bank of America	—	(7,611)	(7,611)
2/4/14	Brazilian Real 2,243,000	United States Dollar 1,006,552	BNP Paribas	77,100	—	77,100
2/4/14	Brazilian Real 3,315,000	United States Dollar 1,366,278	Citibank NA	—	(7,388)	(7,388)
2/4/14	Brazilian Real 4,487,000	United States Dollar 2,014,095	Morgan Stanley & Co. International PLC	154,776	—	154,776
2/4/14	Euro 2,786,000	United States Dollar 3,769,458	Goldman Sachs International	11,981	—	11,981
2/4/14	Euro 5,572,000	United States Dollar 7,514,121	Goldman Sachs International	—	(833)	(833)
2/4/14	Euro 2,786,000	United States Dollar 3,750,235	Goldman Sachs International	—	(7,242)	(7,242)
2/4/14	Swiss Franc 6,870,520	United States Dollar 7,591,567	Goldman Sachs International	13,648	—	13,648
2/4/14	United States Dollar 1,399,590	Brazilian Real 3,415,000	Bank of America	15,514	—	15,514
2/4/14	United States Dollar 924,453	Brazilian Real 2,243,000	BNP Paribas	4,999	—	4,999
2/4/14	United States Dollar 1,357,494	Brazilian Real 3,315,000	Citibank NA	16,172	—	16,172
2/4/14	United States Dollar 3,757,060	Euro 2,786,000	Goldman Sachs International	417	—	417

12

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/14	United States Dollar 3,757,060	Euro 2,786,000	Goldman Sachs International	$417	$—	$417
2/4/14	United States Dollar 7,589,806	Swiss Franc 6,870,520	Goldman Sachs International	—	(11,887)	(11,887)
2/4/14	United States Dollar 7,585,080	Euro 5,572,000	Goldman Sachs International	—	(70,126)	(70,126)
2/4/14	United States Dollar 1,849,318	Brazilian Real 4,487,000	Morgan Stanley & Co. International PLC	10,000	—	10,000
2/5/14	Euro 8,656,000	United States Dollar 11,748,962	Goldman Sachs International	74,616	—	74,616
2/5/14	Philippine Peso 20,560,000	United States Dollar 459,257	Barclays Bank PLC	5,612	—	5,612
2/5/14	Romanian Leu 11,479,000	Euro 2,538,984	Standard Chartered Bank	—	(16,883)	(16,883)
2/5/14	United States Dollar 392,285	Ugandan Shilling 991,500,000	Barclays Bank PLC	8,526	—	8,526
2/5/14	United States Dollar 782,526	Ugandan Shilling 1,939,490,000	Citibank NA	1,507	—	1,507
2/5/14	United States Dollar 958,389	Nigerian Naira 156,505,000	Deutsche Bank	3,641	—	3,641
2/5/14	United States Dollar 5,222,733	Euro 3,873,569	Goldman Sachs International	1,549	—	1,549
2/5/14	United States Dollar 254,018	Euro 185,933	Goldman Sachs International	—	(3,250)	(3,250)
2/5/14	United States Dollar 6,289,802	Euro 4,596,498	Goldman Sachs International	—	(90,506)	(90,506)
2/5/14	United States Dollar 759,378	Ugandan Shilling 1,920,846,007	Standard Chartered Bank	17,118	—	17,118
2/6/14	Nigerian Naira 293,067,565	United States Dollar 1,738,654	Deutsche Bank	—	(62,578)	(62,578)
2/6/14	Romanian Leu 6,834,600	Euro 1,508,109	JPMorgan Chase Bank	—	(14,729)	(14,729)
2/6/14	United States Dollar 2,043,275	Nigerian Naira 349,400,000	Deutsche Bank	104,184	—	104,184
2/7/14	Norwegian Krone 33,640,000	Swedish Krona 35,964,322	Deutsche Bank	131,015	—	131,015
2/7/14	Swedish Krona 9,094,917	Norwegian Krone 8,408,000	Credit Suisse International	—	(48,921)	(48,921)
2/7/14	Swedish Krona 9,109,495	Norwegian Krone 8,409,000	Credit Suisse International	—	(50,987)	(50,987)
2/7/14	Swedish Krona 9,162,561	Norwegian Krone 8,412,000	Credit Suisse International	—	(58,608)	(58,608)
2/7/14	Swedish Krona 9,173,735	Norwegian Krone 8,411,000	Credit Suisse International	—	(60,473)	(60,473)
2/7/14	Thai Baht 24,290,000	United States Dollar 770,977	Deutsche Bank	35,264	—	35,264
2/7/14	Thai Baht 22,510,000	United States Dollar 714,286	Goldman Sachs International	32,487	—	32,487
2/10/14	Sri Lankan Rupee 27,547,235	United States Dollar 210,060	HSBC Bank USA	—	(526)	(526)
2/10/14	United States Dollar 318,369	Indian Rupee 20,002,000	Bank of America	522	—	522
2/11/14	Thai Baht 40,305,000	United States Dollar 1,278,753	Barclays Bank PLC	58,244	—	58,244
2/12/14	Euro 14,485,000	United States Dollar 19,552,143	Standard Chartered Bank	16,189	—	16,189
2/12/14	United States Dollar 2,394,792	Euro 1,770,000	Standard Chartered Bank	—	(7,589)	(7,589)

13

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/12/14	United States Dollar 3,220,987	Euro 2,340,000	Standard Chartered Bank	$—	$(65,023)	$(65,023)
2/13/14	Malaysian Ringgit 4,719,000	United States Dollar 1,427,405	Nomura International PLC	17,681	—	17,681
2/13/14	Thai Baht 21,371,000	United States Dollar 669,518	Citibank NA	22,438	—	22,438
2/13/14	Thai Baht 21,819,000	United States Dollar 683,767	Goldman Sachs International	23,123	—	23,123
2/13/14	United States Dollar 14,927,443	Thai Baht 493,352,000	Bank of America	10,452	—	10,452
2/13/14	United States Dollar 756,185	Malaysian Ringgit 2,430,000	Bank of America	—	(30,262)	(30,262)
2/13/14	United States Dollar 616,615	Malaysian Ringgit 1,981,000	Citibank NA	—	(24,824)	(24,824)
2/13/14	United States Dollar 29,633,540	Malaysian Ringgit 95,420,000	Goldman Sachs International	—	(1,128,382)	(1,128,382)
2/14/14	United States Dollar 619,853	Nigerian Naira 101,439,000	Standard Chartered Bank	2,932	—	2,932
2/18/14	Japanese Yen 361,445,000	United States Dollar 3,621,167	Goldman Sachs International	83,261	—	83,261
2/18/14	United States Dollar 3,575,583	Japanese Yen 361,445,000	Goldman Sachs International	—	(37,677)	(37,677)
2/18/14	United States Dollar 674,686	Nigerian Naira 110,102,000	Standard Bank	921	—	921
2/19/14	Euro 362,000	United States Dollar 491,230	Bank of America	2,999	—	2,999
2/19/14	Euro 483,656	United States Dollar 650,503	Bank of America	—	(1,806)	(1,806)
2/19/14	United States Dollar 1,146,706	Euro 845,656	Bank of America	—	(6,166)	(6,166)
2/20/14	United States Dollar 10,498,818	Euro 7,854,863	Goldman Sachs International	95,077	—	95,077
2/21/14	Euro 3,069,321	United States Dollar 4,150,489	State Street Bank and Trust Co.	10,879	—	10,879
2/21/14	United States Dollar 798,025	Colombian Peso 1,543,700,000	Standard Chartered Bank	—	(33,021)	(33,021)
2/26/14	Euro 490,699	United States Dollar 675,202	Deutsche Bank	13,392	—	13,392
2/26/14	Euro 137,213	United States Dollar 188,623	Deutsche Bank	3,562	—	3,562
2/26/14	Euro 2,240,000	United States Dollar 3,023,462	Deutsche Bank	2,358	—	2,358
2/27/14	United States Dollar 1,984,899	Euro 1,485,025	Goldman Sachs International	17,965	—	17,965
2/28/14	United States Dollar 1,261,435	Indian Rupee 78,711,000	BNP Paribas	—	(10,650)	(10,650)
2/28/14	United States Dollar 371,914	Nigerian Naira 61,114,000	Standard Chartered Bank	2,589	—	2,589
2/28/14	United States Dollar 1,181,544	Indian Rupee 73,726,000	Standard Chartered Bank	—	(9,975)	(9,975)
3/5/14	Euro 330,679	United States Dollar 454,741	Bank of America	8,751	—	8,751
3/5/14	Euro 193,821	United States Dollar 267,509	Bank of America	6,100	—	6,100
3/5/14	Euro 383,000	United States Dollar 519,953	Bank of America	3,397	—	3,397
3/5/14	Euro 192,252	United States Dollar 260,196	Bank of America	904	—	904
3/5/14	Euro 111,770	Romanian Leu 507,624	Standard Chartered Bank	1,042	—	1,042

14

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/5/14	Romanian Leu 507,624	Euro 111,947	Standard Chartered Bank	$—	$(803)	$(803)
3/5/14	United States Dollar 1,503,185	Euro 1,099,752	Bank of America	—	(19,938)	(19,938)
3/6/14	Brazilian Real 51,382,000	United States Dollar 21,525,765	BNP Paribas	401,555	—	401,555
3/6/14	Brazilian Real 2,822,000	United States Dollar 1,202,386	BNP Paribas	42,203	—	42,203
3/6/14	United States Dollar 33,153,671	Brazilian Real 80,238,515	UBS AG	—	(165,947)	(165,947)
3/10/14	Mexican Peso 24,581,360	United States Dollar 1,870,470	BNP Paribas	37,416	—	37,416
3/10/14	South African Rand 62,294,288	United States Dollar 5,951,238	BNP Paribas	374,130	—	374,130
3/10/14	South African Rand 69,978,000	United States Dollar 6,601,698	Standard Chartered Bank	336,680	—	336,680
3/10/14	United States Dollar 10,152,720	Mexican Peso 133,158,000	Citibank NA	—	(223,009)	(223,009)
3/10/14	United States Dollar 31,224,042	Mexican Peso 409,518,922	Citibank NA	—	(685,849)	(685,849)
3/10/14	United States Dollar 4,660,997	South African Rand 50,425,000	Standard Chartered Bank	—	(146,528)	(146,528)
3/10/14	United States Dollar 23,395,899	South African Rand 247,996,530	Standard Chartered Bank	—	(1,193,167)	(1,193,167)
3/10/14	United States Dollar 6,003,766	South African Rand 67,448,915	Toronto-Dominion Bank	34,828	—	34,828
3/11/14	United States Dollar 1,183,244	Nigerian Naira 192,928,000	Citibank NA	—	(4,711)	(4,711)
3/12/14	United States Dollar 646,746	Nigerian Naira 106,422,000	Citibank NA	3,109	—	3,109
3/17/14	United States Dollar 647,345	Hungarian Forint 143,370,119	BNP Paribas	—	(29,857)	(29,857)
3/17/14	United States Dollar 2,075,743	Hungarian Forint 474,427,902	JPMorgan Chase Bank	—	(32,406)	(32,406)
3/17/14	United States Dollar 533,424	Nigerian Naira 87,855,000	Standard Chartered Bank	2,056	—	2,056
3/18/14	Euro 626,966	Israeli Shekel 3,030,000	JPMorgan Chase Bank	15,624	—	15,624
3/18/14	Euro 8,065,714	Polish Zloty 33,876,000	Standard Chartered Bank	—	(161,035)	(161,035)
3/18/14	Euro 10,783,150	Polish Zloty 45,289,232	Standard Chartered Bank	—	(215,290)	(215,290)
3/18/14	Israeli Shekel 18,113,000	United States Dollar 5,183,436	Standard Chartered Bank	35,131	—	35,131
3/18/14	Israeli Shekel 3,030,000	Euro 638,453	Standard Chartered Bank	—	(132)	(132)
3/18/14	Polish Zloty 12,768,517	United States Dollar 4,162,208	BNP Paribas	122,635	—	122,635
3/18/14	Polish Zloty 7,017,027	United States Dollar 2,277,880	Citibank NA	57,904	—	57,904
3/18/14	United States Dollar 5,157,754	Israeli Shekel 18,113,000	Bank of America	—	(9,449)	(9,449)
3/18/14	United States Dollar 28,774,299	Polish Zloty 87,751,541	Bank of America	—	(1,012,362)	(1,012,362)
3/19/14	Euro 2,209,000	United States Dollar 2,998,430	Bank of America	19,110	—	19,110
3/19/14	Euro 189,178	United States Dollar 256,060	Bank of America	912	—	912
3/21/14	Croatian Kuna 3,639,000	Euro 475,034	Citibank NA	—	(663)	(663)

15

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/21/14	Croatian Kuna 2,148,000	Euro 278,889	Citibank NA	$—	$(2,429)	$(2,429)
3/21/14	Croatian Kuna 2,862,000	Euro 374,362	Deutsche Bank	500	—	500
3/21/14	Euro 3,170,298	Croatian Kuna 24,229,000	Deutsche Bank	—	(5,631)	(5,631)
3/31/14	United States Dollar 3,671,027	New Turkish Lira 8,559,000	Bank of America	55,127	—	55,127
3/31/14	United States Dollar 2,613,203	New Turkish Lira 5,976,470	JPMorgan Chase Bank	—	(11,351)	(11,351)
3/31/14	United States Dollar 3,519,194	New Turkish Lira 8,205,000	Standard Chartered Bank	52,847	—	52,847
4/2/14	Croatian Kuna 3,078,000	Euro 401,644	Citibank NA	—	(760)	(760)
4/2/14	Croatian Kuna 3,233,000	Euro 421,526	Citibank NA	—	(1,262)	(1,262)
4/2/14	Croatian Kuna 3,734,000	Euro 486,975	Citibank NA	—	(1,286)	(1,286)
4/2/14	Euro 8,429,378	United States Dollar 11,397,868	Nomura International PLC	28,928	—	28,928
4/3/14	Croatian Kuna 1,906,000	Euro 247,661	Citibank NA	—	(1,886)	(1,886)
4/3/14	Croatian Kuna 3,629,000	Euro 471,238	Citibank NA	—	(4,004)	(4,004)
4/7/14	United States Dollar 12,045,854	New Turkish Lira 26,693,612	HSBC Bank USA	—	(448,155)	(448,155)
4/9/14	Euro 2,498,01500	United States Dollar 3,396,273	JPMorgan Chase Bank	27,131	—	27,131
4/11/14	United States Dollar 232,968	Kenyan Shilling 21,468,000	Standard Chartered Bank	11,462	—	11,462
4/15/14	Hungarian Forint 694,305,139	Euro 2,308,349	Bank of America	129,367	—	129,367
4/15/14	Hungarian Forint 641,594,242	Euro 2,132,676	JPMorgan Chase Bank	118,972	—	118,972
4/16/14	Euro 1,644,000	United States Dollar 2,237,616	Australia and New Zealand Banking Group Limited	20,279	—	20,279
4/17/14	Euro 3,212,729	Polish Zloty 13,417,000	BNP Paribas	—	(96,778)	(96,778)
4/17/14	Euro 3,064,269	Polish Zloty 12,797,000	JPMorgan Chase Bank	—	(92,306)	(92,306)
4/17/14	United States Dollar 175,549	Khazakhstani Tenge 28,000,000	Citibank NA	2,277	—	2,277
4/17/14	United States Dollar 275,517	Khazakhstani Tenge 44,000,000	VTB Capital PLC	3,924	—	3,924
4/18/14	United States Dollar 272,727	Khazakhstani Tenge 43,500,000	VTB Capital PLC	3,496	—	3,496
4/23/14	United States Dollar 273,155	Khazakhstani Tenge 43,500,000	VTB Capital PLC	2,857	—	2,857
4/24/14	Israeli Shekel 12,158,100	United States Dollar 3,477,618	Standard Chartered Bank	23,607	—	23,607
4/24/14	United States Dollar 1,784,421	Israeli Shekel 6,237,800	Bank of America	—	(12,316)	(12,316)
4/24/14	United States Dollar 1,693,401	Israeli Shekel 5,920,300	Standard Chartered Bank	—	(11,495)	(11,495)
4/30/14	Euro 1,602,000	United States Dollar 2,180,674	Deutsche Bank	19,956	—	19,956
4/30/14	United States Dollar 2,185,961	Euro 1,602,000	Deutsche Bank	—	(25,243)	(25,243)
4/30/14	United States Dollar 7,851,955	Peruvian New Sol 22,488,000	Standard Chartered Bank	—	(9,804)	(9,804)

16

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/5/14	Brazilian Real 3,415,000	United States Dollar 1,369,726	Bank of America	$—	$(13,678)	$(13,678)
5/5/14	Brazilian Real 3,315,000	United States Dollar 1,328,604	Citibank NA	—	(14,290)	(14,290)
5/7/14	Euro 2,844,000	United States Dollar 3,884,620	Goldman Sachs International	48,704	—	48,704
5/7/14	Philippine Peso 55,922,000	United States Dollar 1,247,618	BNP Paribas	16,247	—	16,247
5/7/14	United States Dollar 3,863,233	Euro 2,844,000	Goldman Sachs International	—	(27,317)	(27,317)
5/16/14	Russian Ruble 93,065,293	United States Dollar 2,751,539	Bank of America	160,319	—	160,319
5/16/14	Russian Ruble 92,062,596	United States Dollar 2,719,963	BNP Paribas	156,661	—	156,661
5/16/14	Russian Ruble 160,245,111	United States Dollar 4,733,697	HSBC Bank USA	271,987	—	271,987
5/16/14	Russian Ruble 18,049,893	United States Dollar 535,764	Standard Chartered Bank	33,200	—	33,200
5/16/14	United States Dollar 1,732,717	Russian Ruble 57,569,519	Bank of America	—	(129,807)	(129,807)
5/16/14	United States Dollar 4,926,788	Russian Ruble 164,209,853	Bank of America	—	(354,688)	(354,688)
5/16/14	United States Dollar 1,952,013	Russian Ruble 65,128,925	Citibank NA	—	(138,626)	(138,626)
5/16/14	United States Dollar 2,292,744	Russian Ruble 76,514,595	Standard Chartered Bank	—	(162,345)	(162,345)
5/27/14	Russian Ruble 70,765,696	United States Dollar 2,099,935	Bank of America	134,016	—	134,016
5/27/14	Russian Ruble 45,034,355	United States Dollar 1,326,491	Bank of America	75,406	—	75,406
5/27/14	Russian Ruble 63,684,000	United States Dollar 1,838,984	Bank of America	69,799	—	69,799
5/27/14	Russian Ruble 94,164,000	United States Dollar 2,804,169	BNP Paribas	188,230	—	188,230
5/27/14	Russian Ruble 213,377,348	United States Dollar 6,303,149	JPMorgan Chase Bank	375,383	—	375,383
5/27/14	Russian Ruble 34,439,557	United States Dollar 1,020,129	JPMorgan Chase Bank	63,375	—	63,375
5/27/14	Russian Ruble 447,178,652	United States Dollar 13,208,644	Morgan Stanley & Co. International PLC	785,722	—	785,722
5/27/14	United States Dollar 3,183,951	Russian Ruble 114,892,861	Bank of America	7,850	—	7,850
5/27/14	United States Dollar 741,831	Russian Ruble 24,695,562	Bank of America	—	(55,772)	(55,772)
5/27/14	United States Dollar 4,080,384	Russian Ruble 137,835,370	Bank of America	—	(251,225)	(251,225)
5/27/14	United States Dollar 4,345,774	Russian Ruble 144,021,666	Bank of America	—	(344,756)	(344,756)
5/27/14	United States Dollar 2,475,310	Russian Ruble 82,415,442	BNP Paribas	—	(185,754)	(185,754)
5/27/14	United States Dollar 6,145,310	Russian Ruble 212,812,100	Credit Suisse International	—	(233,248)	(233,248)
5/27/14	United States Dollar 13,395,590	Russian Ruble 443,862,887	Standard Chartered Bank	—	(1,064,782)	(1,064,782)
6/17/14	Indonesian Rupiah 1,791,351,000	United States Dollar 147,073	Standard Chartered Bank	3,919	—	3,919
7/21/14	Indonesian Rupiah 28,770,862,000	United States Dollar 2,221,688	Barclays Bank PLC	—	(61,156)	(61,156)

17

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
7/21/14	United States Dollar 1,128,301	Indonesian Rupiah 12,834,424,000	Barclays Bank PLC	$—	$(109,945)	$(109,945)
7/21/14	United States Dollar 2,013,507	Indonesian Rupiah 22,752,632,000	Standard Chartered Bank	—	(208,184)	(208,184)
7/22/14	United States Dollar 755,571	Indonesian Rupiah 8,628,625,400	Goldman Sachs International	—	(71,070)	(71,070)
8/20/14	United States Dollar 1,769,747	Indonesian Rupiah 20,598,080,000	Standard Chartered Bank	—	(145,604)	(145,604)
9/9/14	Zambian Kwacha 283,000	United States Dollar 47,324	Standard Chartered Bank	—	(116)	(116)
9/23/14	Zambian Kwacha 1,455,000	United States Dollar 244,538	Barclays Bank PLC	1,671	—	1,671
9/23/14	Zambian Kwacha 1,278,000	United States Dollar 209,852	Barclays Bank PLC	—	(3,470)	(3,470)
9/30/14	United States Dollar 123,171	Azerbaijani Manat 101,000	Standard Bank	2,311	—	2,311
10/9/14	United States Dollar 246,626	Azerbaijani Manat 201,000	VTB Capital PLC	2,321	—	2,321
10/9/14	United States Dollar 245,549	Azerbaijani Manat 200,000	VTB Capital PLC	2,159	—	2,159
10/17/14	United States Dollar 394,270	Khazakhstani Tenge 65,094,000	Citibank NA	5,151	—	5,151
10/17/14	United States Dollar 349,519	Khazakhstani Tenge 57,758,000	Citibank NA	4,888	—	4,888
10/20/14	United States Dollar 278,619	Khazakhstani Tenge 46,000,000	Deutsche Bank	3,502	—	3,502
10/23/14	United States Dollar 182,094	Khazakhstani Tenge 30,000,000	JPMorgan Chase Bank	1,808	—	1,808
10/27/14	United States Dollar 257,654	Khazakhstani Tenge 42,500,000	HSBC Bank USA	2,704	—	2,704
11/12/14	United States Dollar 265,038	Khazakhstani Tenge 43,400,000	Deutsche Bank	49	—	49
11/14/14	United States Dollar 5,000,000	Armenian Dram 2,166,700,000	VTB Capital PLC	7,884	—	7,884
11/14/14	United States Dollar 3,000,000	Armenian Dram 1,300,020,000	VTB Capital PLC	4,730	—	4,730
12/30/14	United States Dollar 1,023,113	Uruguayan Peso 24,125,000	Citibank NA	—	(43,028)	(43,028)
1/8/15	United States Dollar 11,516,194	Khazakhstani Tenge 1,900,172,000	Citibank NA	—	(44,756)	(44,756)
1/12/15	United States Dollar 307,009	Ugandan Shilling 839,670,000	Citibank NA	5,042	—	5,042
1/12/15	United States Dollar 188,969	Ugandan Shilling 515,885,000	Standard Chartered Bank	2,752	—	2,752
1/16/15	United States Dollar 723,128	Uruguayan Peso 17,290,000	Citibank NA	—	(24,467)	(24,467)
1/20/15	United States Dollar 440,639	Ugandan Shilling 1,200,300,000	Barclays Bank PLC	4,710	—	4,710
1/23/15	United States Dollar 205,697	Ugandan Shilling 556,000,000	Citibank NA	470	—	470
1/23/15	United States Dollar 723,122	Uruguayan Peso 17,326,000	Citibank NA	—	(24,542)	(24,542)
1/29/15	United States Dollar 365,177	Ugandan Shilling 982,325,000	Barclays Bank PLC	—	(1,369)	(1,369)
3/31/15	United States Dollar 1,023,121	Uruguayan Peso 24,780,000	Citibank NA	—	(44,679)	(44,679)

				$5,650,918	$(10,272,074)	$(4,621,156)

18

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	71 Euro-Bobl	Short	$(12,051,102)	$(12,135,369)	$(84,267)
3/14	14 Euro-Bund	Short	(2,665,892)	(2,716,712)	(50,820)
3/14	7 U.S. 2-Year Deliverable Interest Rate Swap	Short	(703,367)	(703,171)	196
3/14	28 U.S. 5-Year Deliverable Interest Rate Swap	Short	(2,834,453)	(2,840,250)	(5,797)
3/14	33 U.S. 10-Year Deliverable Interest Rate Swap	Short	(3,366,779)	(3,417,047)	(50,268)
3/14	35 IMM 5-Year Interest Rate Swap	Long	3,509,100	3,490,147	(18,953)
3/14	30 IMM 10-Year Interest Rate Swap	Long	3,017,700	2,957,850	(59,850)
12/14	9 LME Copper	Long	1,636,875	1,582,425	(54,450)
12/14	9 LME Copper	Short	(1,648,207)	(1,582,425)	65,782

					$(258,427)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	319,000	Receives	6-month HUF BUBOR	4.57%	11/14/18	$4,719
LCH.Clearnet	HUF	409,000	Receives	6-month HUF BUBOR	4.43	11/15/18	16,629
LCH.Clearnet	PLN	20,000	Pays	6-month PLN WIBOR	3.04	5/8/23	(552,039)

							$(530,691)

HUF	-	Hungarian Forint

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	BRL	27,769	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$(130,443)
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	15,448
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	71,556
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	20,198
Bank of America	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(2,057)
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	15,099
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	25,282
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	22,042
Bank of America	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	8,202
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	4,529
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	15,097

19

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95%	9/14/20	$56,591
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	294,907
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(10,494)
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	140,911
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	12,406
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	40,464
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	(37,897)
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	102,859
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	166,013
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	33,199
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	15,585
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	3,465
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	24,947
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	7,139
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	2,591
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	66,452
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	72,973
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(38,969)
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	29,999
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	341
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	3,421
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	950
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(909,813)
Citibank NA	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	(319,714)
Citibank NA	MYR	17,300	Pays	3-month MYR KLIBOR	3.72	5/7/22	(285,101)
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	38,706
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	20,553
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	14,556
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	12,195
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	1,220
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	1,096

20

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	PLN	3,980	Receives	6-month PLN WIBOR	3.60%	11/19/17	$7,461
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	2,679
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	27,861
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	94,540
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(142,412)
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	15,430
Deutsche Bank	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	(16,534)
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	233,566
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	10,448
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	62,503
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	75,620
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	23,047
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	48,259
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	22,943
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	16,398
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	10,368
Deutsche Bank	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	1,870
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	414
Goldman Sachs International	BRL	370	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	(2,278)
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	9,439
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	452,372
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	399,650
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	167,598
HSBC Bank USA	PLN	35,600	Pays	6-month PLN WIBOR	4.02	11/6/15	198,047
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	55,767
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	(7,496)
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	32,963
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(378,345)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	(5,488)
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	20,796
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	8,094
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	234,434

21

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91%	10/11/18	$134,318
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(29,451)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	97,715
Morgan Stanley & Co. International PLC	BRL	59,225	Pays	Brazil CETIP Interbank Deposit Rate	11.04	1/2/15	(45,353)
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	49,991
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	30,919
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	409,310
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	(58,037)
Nomura International PLC	BRL	10,506	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	(115,517)
Standard Bank	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	(28,155)
Standard Bank	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	(69,107)

							$1,683,151

BRL	-	Brazilian Real

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	1.77%	$(9,179)	$9,640	$461
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	1.77	(10,162)	10,657	495
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.38	(3,107)	1,670	(1,437)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.38	(4,587)	2,353	(2,234)
South Africa	Bank of America	680	1.00	(1)	9/20/17	1.92	(21,028)	7,531	(13,497)
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.92	(28,448)	11,431	(17,017)
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.92	(80,401)	61,950	(18,451)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.92	(94,007)	28,437	(65,570)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.38	(3,344)	2,013	(1,331)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.38	(4,439)	2,650	(1,789)

22

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$450	1.00	%(1)	9/20/17	1.92%	$(13,916)	$8,317	$(5,599)
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.92	(13,327)	7,428	(5,899)
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.92	(23,193)	14,365	(8,828)
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.92	(35,251)	18,474	(16,777)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.38	(4,972)	6,662	1,690
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	1.38	(4,675)	3,068	(1,607)
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.38	(4,587)	2,765	(1,822)
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.92	(40,201)	33,561	(6,640)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.30	(1,834)	3,895	2,061
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.38	(3,611)	2,174	(1,437)
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.92	(25,048)	21,437	(3,611)
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.92	(61,847)	47,654	(14,193)
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.38	(4,853)	3,185	(1,668)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.38	(4,824)	3,048	(1,776)
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.92	(15,771)	12,823	(2,948)
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.30	(5,500)	7,116	1,616
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.92	(12,368)	5,677	(6,691)
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.92	(154,608)	55,501	(99,107)
Turkey	Bank of America	6,387	1.00	(1)	12/20/17	2.35	(309,584)	117,787	(191,797)

Total		$36,273					$(998,672)	$513,269	$(485,403)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$200	1.42%		3/20/14	$(659)	$—	$(659)
Egypt	Bank of America	550	1.00	(1)	9/20/15	33,149	(8,599)	24,550
Egypt	Citibank NA	650	1.00	(1)	12/20/15	45,336	(16,463)	28,873
Egypt	Citibank NA	100	1.00	(1)	6/20/20	20,799	(7,077)	13,722
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	75,676	(27,483)	48,193
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	26,155	(8,898)	17,257
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	12,625	(2,783)	9,842
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	7,533	(2,507)	5,026
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	97,647	(26,604)	71,043
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	64,865	(21,428)	43,437
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	20,799	(7,120)	13,679
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	10,399	(3,555)	6,844
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	19,186	(56,385)	(37,199)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	19,186	(55,729)	(36,543)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	1,093	(2,716)	(1,623)
Lebanon	Citibank NA	250	3.30		9/20/14	(3,727)	—	(3,727)
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	547	(1,358)	(811)

23

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Citibank NA	$150	1.00	%(1)	12/20/14	$820	$(1,996)	$(1,176)
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	1,093	(2,757)	(1,664)
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	841	(1,603)	(762)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	2,522	(4,781)	(2,259)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	9,564	(11,201)	(1,637)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	27,327	(32,075)	(4,748)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	22,955	(28,242)	(5,287)
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	841	(1,480)	(639)
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	23,638	(28,929)	(5,291)
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	31,153	(37,970)	(6,817)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	262,916	(292,093)	(29,177)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(11,879)	11,853	(26)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(10,995)	10,147	(848)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	112,489	(138,303)	(25,814)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	27,232	(32,971)	(5,739)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	49,962	(85,754)	(35,792)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	18,005	(32,942)	(14,937)
Russia	Citibank NA	730	1.00	(1)	9/20/17	16,429	(18,454)	(2,025)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	29,932	(51,799)	(21,867)
Russia	Deutsche Bank	1,962	1.00	(1)	6/20/18	66,866	(30,845)	36,021
Russia	Deutsche Bank	1,580	1.00	(1)	6/20/18	53,847	(24,537)	29,310
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	9,452	(10,757)	(1,305)
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	20,255	(22,759)	(2,504)
Russia	JPMorgan Chase Bank	1,163	1.00	(1)	6/20/18	39,635	(17,852)	21,783
Russia	JPMorgan Chase Bank	870	1.00	(1)	6/20/18	29,650	(13,708)	15,942
Russia	JPMorgan Chase Bank	500	1.00	(1)	6/20/18	17,041	(7,109)	9,932
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	10,803	(12,454)	(1,651)
South Africa	Bank of America	300	1.00	(1)	12/20/19	22,841	(8,187)	14,654
South Africa	Bank of America	775	1.00	(1)	12/20/20	73,465	(20,552)	52,913
South Africa	Bank of America	525	1.00	(1)	12/20/20	49,772	(15,271)	34,501
South Africa	Bank of America	3,040	1.00	(1)	9/20/22	380,659	(185,958)	194,701
South Africa	Bank of America	2,600	1.00	(1)	9/20/22	325,563	(221,613)	103,950
South Africa	Bank of America	920	1.00	(1)	9/20/22	115,189	(62,325)	52,864
South Africa	Bank of America	680	1.00	(1)	9/20/22	85,148	(43,984)	41,164
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	22,840	(9,463)	13,377
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	8,093	(2,450)	5,643
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	71,095	(21,002)	50,093
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	53,558	(14,927)	38,631
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	62,607	(36,592)	26,015
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/22	53,964	(33,831)	20,133
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/22	142,734	(84,376)	58,358
South Africa	BNP Paribas	500	1.00	(1)	9/20/22	62,608	(37,597)	25,011
South Africa	Citibank NA	150	1.00	(1)	12/20/19	11,421	(5,380)	6,041
South Africa	Citibank NA	100	1.00	(1)	3/20/20	8,093	(3,824)	4,269
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	8,093	(2,687)	5,406

24

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$100	1.00	%(1)	3/20/20	$8,093	$(3,269)	$4,824
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	73,465	(21,851)	51,614
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	74,887	(23,407)	51,480
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	79,634	(30,589)	49,045
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	162,781	(115,058)	47,723
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	45,159	(18,863)	26,296
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	57,824	(16,796)	41,028
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	250,433	(169,421)	81,012
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	101,426	(68,911)	32,515
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	77,257	(22,894)	54,363
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	77,730	(23,407)	54,323
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	63,861	(42,049)	21,812
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	7,614	(3,740)	3,874
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	7,613	(4,488)	3,125
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,093	(2,640)	5,453
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,093	(2,734)	5,359
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	8,093	(3,778)	4,315
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/22	626,027	(334,617)	291,410
South Africa	Nomura International PLC	400	1.00	(1)	9/20/22	50,083	(29,044)	21,039
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	5,423	(10,812)	(5,389)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	10,579	(21,098)	(10,519)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	24,684	(49,050)	(24,366)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	24,331	(49,259)	(24,928)
Spain	Citibank NA	300	1.00	(1)	3/20/20	7,989	(5,043)	2,946
Spain	Citibank NA	300	1.00	(1)	3/20/20	7,989	(10,385)	(2,396)
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	7,989	(4,762)	3,227
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	7,989	(10,385)	(2,396)
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	16,268	(24,868)	(8,600)
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	23,626	(47,832)	(24,206)
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	115,119	(199,898)	(84,779)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	6,266	(12,761)	(6,495)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	28,960	(23,376)	5,584
Tunisia	Citibank NA	400	1.00	(1)	9/20/17	33,098	(27,997)	5,101
Tunisia	Deutsche Bank	600	1.00	(1)	6/20/17	45,591	(32,136)	13,455
Tunisia	Deutsche Bank	460	1.00	(1)	6/20/17	34,953	(26,006)	8,947
Tunisia	Goldman Sachs International	400	1.00	(1)	9/20/17	33,097	(23,582)	9,515
Tunisia	Goldman Sachs International	320	1.00	(1)	9/20/17	26,478	(19,857)	6,621
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	24,823	(19,583)	5,240

25

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Tunisia	JPMorgan Chase Bank	$410	1.00	%(1)	9/20/17	$33,925	$(28,077)	$5,848
Tunisia	Nomura International PLC	500	1.00	(1)	12/20/17	44,656	(39,740)	4,916

						$5,222,745	$(3,604,158)	$1,618,587

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $36,273,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 3,449,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR- BBA + 50 bp on $422,468 (Notional Amount) plus Notional Amount at termination date	6/5/14	$12,994
Citibank NA	Total return on GTQ 2,400,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR- BBA + 50 bp on $298,900 (Notional Amount) plus Notional Amount at termination date	6/9/14	4,098

				$17,092

GTQ	-	Guatemalan Quetzal

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Principal Amount of Contracts (000’s Omitted)		Principal Amount of Contracts (000’s Omitted)		Premiums Received
Outstanding, beginning of period	INR	1,198,251	COP	—	$324,746
Options written		—		3,195,079	165

Outstanding, end of period	INR	1,198,251	COP	3,195,079	$324,911

COP	-	Colombian Peso

INR	-	Indian Rupee

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

26

Equity Price Risk: The Portfolio enters into equity index futures and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts*	$65,782	$(54,450)

		$65,782	$(54,450)

Credit	Credit default swaps	$5,250,005	$(1,025,932)

Total		$5,250,005	$(1,025,932)

Foreign Exchange	Currency options purchased	$13,449	$—
Foreign Exchange	Currency options written	—	(255,203)
Foreign Exchange	Forward foreign currency exchange contracts	$5,650,918	$(10,272,074)
Foreign Exchange	Total return swaps	17,092	—

Total		$5,681,459	$(10,527,277)

Interest Rate	Futures contracts*	$196	$(269,955)
Interest Rate	Interest rate swaps	4,315,812	(2,632,661)
Interest Rate	Interest rate swaps (Centrally Cleared)*	21,348	(552,039)

Total		$4,337,356	$(3,454,655)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swaps table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$473,184,440

Gross unrealized appreciation	$1,199,180
Gross unrealized depreciation	(62,879,860)

Net unrealized depreciation	$(61,680,680)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$327,714,184	$—	$327,714,184
Foreign Corporate Bonds	—	6,852,014	—	6,852,014
Currency Call Options Purchased	—	267	—	267
Currency Put Options Purchased	—	13,182	—	13,182
Short-Term Investments -
Foreign Government Securities	—	56,129,896	—	56,129,896
U.S. Treasury Obligations	—	4,899,662	—	4,899,662
Repurchase Agreements	—	8,056,423	—	8,056,423
Other	—	7,838,132	—	7,838,132
Total Investments	$—	$411,503,760	$—	$411,503,760
Forward Foreign Currency Exchange Contracts	$—	$5,650,918	$—	$5,650,918
Swap Contracts	—	9,604,257	—	9,604,257
Futures Contracts	65,978	—	—	65,978
Total	$65,978	$426,758,935	$—	$426,824,913

Liability Description
Currency Call Options Written	$—	$(52)	$—	$(52)
Currency Put Options Written	—	(255,151)	—	(255,151)
Securities Sold Short	—	(3,910,591)	—	(3,910,591)
Forward Foreign Currency Exchange Contracts	—	(10,272,074)	—	(10,272,074)
Swap Contracts	—	(4,210,632)	—	(4,210,632)
Futures Contracts	(324,405)	—	—	(324,405)
Total	$(324,405)	$(18,648,500)	$—	$(18,972,905)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

28

Eaton Vance

Floating-Rate Fund

January 31, 2014 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $15,175,124,487 and the Fund owned 86.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Floating Rate Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 90.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.6%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020		5,000	$5,036,875
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020		10,536	10,595,510
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020		21,355	21,441,765
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019		15,722	15,845,881
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018		4,231	4,271,991
Term Loan, 6.25%, Maturing November 2, 2018		9,334	9,423,509
Ducommun Incorporated
Term Loan, 5.00%, Maturing June 28, 2017		4,956	5,008,644
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)		28,176	9,121,923
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017		15,452	15,254,588
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		93,927	94,539,089
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		8,616	8,212,277
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		87,236	87,958,023

			$286,710,075

Automotive — 3.2%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020		20,447	$20,498,368
Allison Transmission, Inc.
Term Loan, 3.16%, Maturing August 7, 2017		4,676	4,693,837
Term Loan, 3.75%, Maturing August 23, 2019		62,296	62,568,484
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018		35,311	35,664,391
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		5,818	5,815,929
Chrysler Group LLC
Term Loan, Maturing May 24, 2017(3)		82,577	83,137,454
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		18,500	18,685,000
Federal-Mogul Corporation
Term Loan, 2.11%, Maturing December 29, 2014		36,241	36,059,755
Term Loan, 2.11%, Maturing December 28, 2015		34,057	33,886,951
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2017(4)		4,852	4,688,637
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		76,025	76,999,108
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		24,610	24,850,027
Term Loan, 6.50%, Maturing December 18, 2018	EUR	5,445	7,412,516

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,209	$5,241,213
Schaeffler AG
Term Loan, 3.11%, Maturing April 22, 2016	EUR	15,456	20,968,737
Term Loan, 4.25%, Maturing January 27, 2017		11,625	11,738,786
Term Loan, 4.75%, Maturing January 27, 2017	EUR	958	1,304,720
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		23,242	23,399,438
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		18,524	18,640,215
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		7,348	7,398,801
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		52,044	52,466,933

			$556,119,300

Beverage and Tobacco — 0.4%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		8,796	$8,851,480
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	43,075	59,049,678

			$67,901,158

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		8,575	$8,644,458

			$8,644,458

Building and Development — 0.9%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		30,598	$30,776,793
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		12,952	12,998,001
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		7,250	7,327,704
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		13,616	13,677,569
Ply Gem Industries, Inc.
Term Loan, Maturing January 16, 2021(3)		10,000	10,059,380
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(2)		8,446	6,686,716
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		21,396	21,612,478
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		1,750	1,800,750
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		20,875	20,959,644
Realogy Corporation
Term Loan, 4.42%, Maturing October 10, 2016		596	595,673
Term Loan, 4.50%, Maturing March 5, 2020		20,277	20,462,184
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		8,409	8,463,957
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,740	6,802,872

			$162,223,721

Business Equipment and Services — 8.4%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		59,566	$60,161,433

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		59,704	$60,263,455
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		18,795	18,888,541
Altegrity, Inc.
Term Loan, 4.75%, Maturing February 21, 2015		29,674	28,968,820
Term Loan, 7.75%, Maturing February 21, 2015		4,624	4,588,998
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		16,427	16,591,512
AVSC Holding Corp.
Term Loan, Maturing January 22, 2021(3)		8,225	8,290,117
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		26,058	26,155,309
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing July 17, 2019		6,972	6,993,779
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		15,500	15,610,716
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		15,715	15,802,992
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,591	17,678,504
Ceridian Corp.
Term Loan, 4.41%, Maturing May 9, 2017		23,075	23,235,694
ClientLogic Corporation
Term Loan, 6.99%, Maturing January 30, 2017	EUR	2,912	3,789,546
Term Loan, 6.99%, Maturing January 30, 2017		9,682	9,787,238
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,783	7,845,985
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		40,615	40,538,721
Education Management LLC
Revolving Loan, Maturing June 1, 2015(3)		12,500	10,312,500
Term Loan, 4.25%, Maturing June 1, 2016		11,210	10,772,742
Term Loan, 8.25%, Maturing March 29, 2018		28,117	28,232,704
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		59,709	60,356,137
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		36,023	36,195,279
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		32,143	31,975,523
Extreme Reach, Inc.
Term Loan, Maturing February 10, 2020(3)		14,725	14,835,438
Garda World Security Corporation
Term Loan, 3.00%, Maturing November 6, 2020		2,057	2,073,288
Term Loan, 4.00%, Maturing November 6, 2020		8,042	8,104,672
Term Loan, 4.97%, Maturing November 6, 2020	CAD	11,600	10,460,831
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		26,566	26,526,502
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		33,552	33,688,234
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		17,249	17,421,585
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		38,159	38,453,553
Term Loan, 4.25%, Maturing September 1, 2017	EUR	38,503	52,525,833
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		22,620	22,873,977

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		38,616	$39,025,923
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		5,500	5,596,250
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		10,149	10,189,596
Ista International GmbH
Term Loan, 3.80%, Maturing April 30, 2020	EUR	161	218,838
Term Loan, 3.80%, Maturing April 30, 2020	EUR	275	374,066
Term Loan, 3.80%, Maturing April 30, 2020	EUR	2,101	2,858,705
Term Loan, 3.80%, Maturing April 30, 2020	EUR	4,264	5,801,940
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		9,655	9,678,983
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		32,991	33,299,883
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		53,630	54,144,042
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		17,069	17,694,666
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		23,009	23,052,516
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		16,625	16,292,500
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		25,911	26,138,220
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		5,658	5,662,811
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		6,965	6,959,198
Open Text Corporation
Term Loan, 3.25%, Maturing January 4, 2021		18,075	18,190,228
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		24,863	25,266,706
Term Loan - Second Lien, 8.75%, Maturing April 2, 2019		3,000	3,080,625
Phillips Pet Food & Supplies
Term Loan, Maturing January 31, 2021(3)		4,450	4,500,063
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		82,191	82,524,032
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,934	1,945,088
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		22,008	21,963,015
Term Loan, 4.42%, Maturing January 31, 2017		33,624	33,507,937
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		14,691	14,781,682
Term Loan, 4.50%, Maturing January 31, 2020		13,687	13,772,726
Term Loan, 4.00%, Maturing March 9, 2020		98,323	98,937,139
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		13,529	13,662,348
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		42,169	42,762,115
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,589	1,603,372
Term Loan, 6.00%, Maturing July 28, 2017		8,120	8,191,414
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,856	5,892,348
Term Loan, 5.03%, Maturing February 21, 2019	CAD	4,963	4,466,807
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		59,963	60,175,884

			$1,482,211,824

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 3.8%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		11,609	$11,632,113
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		7,148	7,172,510
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		62,445	62,732,891
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		20,994	20,935,463
Term Loan, 3.00%, Maturing January 3, 2021		27,925	27,846,249
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		9,854	9,880,176
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		53,208	52,989,633
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		28,725	29,021,241
MCC Iowa LLC
Term Loan, 1.88%, Maturing January 31, 2015		7,321	7,314,284
Term Loan, 1.88%, Maturing January 31, 2015		7,440	7,432,977
Term Loan, 3.25%, Maturing January 29, 2021		18,432	18,524,537
Mediacom Illinois, LLC
Term Loan, 1.63%, Maturing January 30, 2015		18,498	18,500,833
Term Loan, 4.50%, Maturing October 23, 2017		10,143	10,199,172
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.97%, Maturing July 3, 2018	EUR	3,429	4,632,154
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		11,344	11,131,377
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		9,250	9,317,451
Term Loan, 3.97%, Maturing March 31, 2021	EUR	74,790	101,615,456
Term Loan, 3.25%, Maturing June 30, 2021		21,354	21,427,574
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	27,575	45,676,151
Term Loan, 3.50%, Maturing June 8, 2020		104,025	104,395,641
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		7,153	7,192,984
YPSO France SAS
Term Loan, 4.99%, Maturing December 29, 2017	EUR	341	463,978
Term Loan, 4.99%, Maturing December 29, 2017	EUR	5,232	7,111,878
Term Loan, 4.99%, Maturing December 29, 2017	EUR	6,975	9,480,869
Term Loan, 4.99%, Maturing December 29, 2017	EUR	7,235	9,833,965
Term Loan, 4.99%, Maturing December 29, 2017	EUR	10,739	14,595,979
Term Loan, 4.99%, Maturing December 29, 2017	EUR	11,502	15,636,579
Term Loan, 3.99%, Maturing December 26, 2018	EUR	14,500	19,643,442

			$666,337,557

Chemicals and Plastics — 3.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,419	$10,523,568
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,443	8,721,750
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,406	5,460,174
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		47,486	48,050,276
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 1, 2020		80,160	80,901,558
Term Loan, 5.25%, Maturing February 3, 2020	EUR	3,970	5,399,517
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		12,650	12,772,097

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		5,430	$5,470,895
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		3,944	3,968,851
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,843	8,909,187
Huntsman International, LLC
Term Loan, 2.46%, Maturing June 30, 2016		276	276,959
Term Loan, 2.69%, Maturing April 19, 2017		11,358	11,416,728
Term Loan, Maturing October 15, 2020(3)		36,275	36,479,047
Ineos Finance PLC
Term Loan, 4.25%, Maturing May 4, 2018	EUR	18,551	25,262,206
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		79,124	79,653,372
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		25,820	26,051,548
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,111	1,126,168
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,884	9,958,400
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,718	12,861,204
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	4,095,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,988	6,771,485
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		5,297	5,349,926
Term Loan, 5.53%, Maturing June 8, 2020	CAD	6,352	5,774,545
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		47,455	47,942,160
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,295	6,381,618
Taminco Global Chemical Corporation
Term Loan, 4.25%, Maturing February 15, 2019		4,471	4,494,934
Term Loan, Maturing February 15, 2019(3)	EUR	3,000	4,046,099
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,900	20,011,937
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		45,594	46,201,825
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		65,824	65,547,356
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		3,096	3,127,403
WR Grace & Co.
Term Loan, Maturing January 22, 2021(3)		3,796	3,816,616
Term Loan, Maturing January 31, 2021(3)	EUR	1,500	2,033,165
Term Loan, Maturing January 31, 2021(3)		10,629	10,686,524

			$629,544,098

Conglomerates — 0.7%
Autobahn Tank & Rast GmbH
Term Loan, 3.79%, Maturing December 4, 2018	EUR	3,950	$5,347,341
Term Loan, 4.04%, Maturing December 4, 2019	EUR	6,950	9,465,247
Financiere SPIE S.A.S.
Term Loan, 4.73%, Maturing August 30, 2018	EUR	7,500	10,250,113
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,633	34,481,030

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		20,316	$20,432,814
Term Loan, 5.00%, Maturing December 17, 2019	CAD	16,854	15,113,631
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	18,425	25,005,100

			$120,095,276

Containers and Glass Products — 1.2%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		72,490	$72,421,902
Term Loan, 3.75%, Maturing January 9, 2021		36,630	36,685,650
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		30,319	30,593,529
Pelican Products, Inc.
Term Loan, 6.25%, Maturing July 11, 2018		3,351	3,378,699
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,743	5,790,020
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,871	3,906,253
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		54,935	55,647,667
Sealed Air Corporation
Term Loan, 3.50%, Maturing October 3, 2018	EUR	637	871,744
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		8,975	9,017,371

			$218,312,835

Cosmetics/Toiletries — 0.4%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		4,117	$4,149,978
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing November 20, 2017		5,500	5,558,438
Term Loan, 4.00%, Maturing August 19, 2019		27,600	27,782,712
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		40,841	38,952,461

			$76,443,589

Drugs — 1.8%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(3)		12,550	$12,706,875
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,980	20,096,651
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		8,882	9,059,584
Catalent Pharma Solutions Inc.
Term Loan, 3.66%, Maturing September 15, 2016		12,924	13,014,076
Term Loan, 4.25%, Maturing September 15, 2017		22,453	22,638,093
Endo Health Solutions Inc.
Term Loan, Maturing November 5, 2020(3)		7,375	7,402,656
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018		10,481	10,527,105
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		22,740	22,910,902
Patheon, Inc.
Term Loan, Maturing January 9, 2021(3)		27,775	27,777,472
Term Loan, Maturing January 30, 2021(3)	EUR	5,575	7,481,405
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 22, 2021		7,875	7,934,062
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		29,301	29,542,031

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.75%, Maturing December 11, 2019		52,119	$52,542,284
Term Loan, 4.50%, Maturing August 5, 2020		78,646	79,542,847

			$323,176,043

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		69,292	$69,773,292
Progressive Waste Solutions Ltd.
Term Loan, 3.00%, Maturing October 24, 2019		5,816	5,859,872

			$75,633,164

Electronics/Electrical — 7.4%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		22,693	$22,933,823
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		14,713	14,805,082
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		15,350	15,234,875
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		3,041	3,079,071
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		51,283	52,180,003
Belden Finance 2013 LP
Term Loan, 3.25%, Maturing October 2, 2020		5,985	6,019,492
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019		25,621	25,813,409
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		21,401	22,150,035
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016		6,920	6,933,178
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		21,571	21,746,201
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		28,706	28,741,632
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017		9,730	9,730,363
Dealer Computer Services, Inc.
Term Loan, 2.16%, Maturing April 21, 2016		14,300	14,371,106
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		28,763	28,769,230
Term Loan, 4.50%, Maturing April 29, 2020		166,399	165,887,843
Term Loan, 4.75%, Maturing April 29, 2020	EUR	4,988	6,728,038
Digital Generation, Inc.
Term Loan, 8.25%, Maturing July 26, 2018		21,038	21,178,631
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		36,364	36,651,441
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		18,209	18,390,769
Eze Castle Software Inc.
Term Loan, 4.50%, Maturing April 6, 2020		8,458	8,526,217
Term Loan - Second Lien, 8.50%, Maturing April 6, 2021		3,000	3,052,500
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 18, 2020		15,125	15,238,438
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020		36,253	36,649,914
Term Loan, 5.00%, Maturing January 15, 2021		6,979	7,078,344
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018		53,374	53,757,364

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		7,841	$7,892,359
Infor (US), Inc.
Term Loan, 4.00%, Maturing June 1, 2020	EUR	4,931	6,733,734
Term Loan, 3.75%, Maturing June 3, 2020		8,654	8,690,609
Term Loan, 3.75%, Maturing June 3, 2020		100,305	100,790,571
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019		22,982	23,115,614
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,799	59,424,141
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		17,337	17,423,789
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		15,804	16,043,178
Term Loan, 3.25%, Maturing January 11, 2020		36,284	36,369,112
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020		20,474	20,627,240
Term Loan - Second Lien, 8.75%, Maturing April 16, 2021		1,750	1,769,688
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,304	10,332,637
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,278,335
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		11,991	11,968,476
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		109,988	111,179,247
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		11,350	11,656,450
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019		13,615	13,720,158
Serena Software, Inc.
Term Loan, 4.16%, Maturing March 10, 2016		3,010	2,989,247
Term Loan, 5.00%, Maturing March 10, 2016		3,975	3,958,436
Shield Finance Co. S.A.R.L.
Term Loan, Maturing January 27, 2021(3)		13,175	13,109,125
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		9,356	9,508,257
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017		7,747	7,815,105
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		10,303	10,251,609
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018		20,020	20,249,847
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 29, 2019		3,886	3,889,102
SumTotal Systems LLC
Term Loan, 6.28%, Maturing November 16, 2018		18,762	18,703,429
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		13,054	13,217,036
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019		25,837	26,071,545
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019		27,004	27,206,257
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017		22,535	22,887,495
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020		12,985	13,065,905

			$1,300,584,732

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	33,604	$33,702,190

		$33,702,190

Financial Intermediaries — 3.8%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	12,319	$12,403,294
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,736	12,819,586
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	2,000	2,025,000
CB Richard Ellis Services, Inc.
Term Loan, 2.92%, Maturing March 29, 2021	3,474	3,491,119
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	12,422	12,561,621
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	32,163	32,444,910
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	21,883	22,028,790
First Data Corporation
Term Loan, 3.66%, Maturing March 24, 2017	2,000	2,005,000
Term Loan, 4.16%, Maturing March 23, 2018	47,343	47,561,472
Term Loan, 4.16%, Maturing September 24, 2018	41,428	41,549,256
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	2,804	2,818,709
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	30,000	30,037,500
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	37,371	37,873,347
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	5,005	5,026,756
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	10,309	10,360,359
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	16,940	17,225,735
LPL Holdings, Inc.
Term Loan, 2.66%, Maturing March 29, 2017	2,781	2,787,043
Term Loan, 3.25%, Maturing March 29, 2019	48,077	48,137,293
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,554	12,679,339
MIPL (Lux) S.a.r.l.
Term Loan, 4.00%, Maturing March 9, 2020	11,276	11,332,667
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	20,127	20,355,509
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	103,115	103,147,243
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	12,992	12,927,475
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	46,510	47,077,323
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016	26,772	25,733,306
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	5,659	5,708,435
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	26,883	26,944,856
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017	6,729	6,753,882

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		12,225	$12,408,375
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		40,649	41,013,595

			$669,238,795

Food Products — 4.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		45,764	$45,897,577
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 18, 2018		9,146	9,134,514
Autobar BV (Acorn 3 BV)
Term Loan, 5.85%, Maturing October 31, 2019	EUR	25,986	30,562,701
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		28,672	29,030,654
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		10,273	10,333,300
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		16,741	16,855,969
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		90,906	91,497,039
Term Loan, Maturing November 6, 2020(3)		20,925	20,987,126
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		23,325	23,521,816
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		160,245	162,074,425
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		16,739	16,823,176
Iglo Foods Midco Limited
Term Loan, 5.24%, Maturing January 31, 2018	EUR	8,000	10,882,883
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		41,981	42,138,216
Term Loan, 3.75%, Maturing September 18, 2020		27,980	28,049,825
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		18,745	18,897,524
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	100,909,929
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		12,194	12,230,362
Term Loan, 3.25%, Maturing April 29, 2020		64,910	65,071,774
United Biscuits (UK) Limited
Term Loan, 4.24%, Maturing July 29, 2020	EUR	3,175	4,339,326
Term Loan, 4.98%, Maturing July 29, 2020	GBP	9,603	15,953,990

			$755,192,126

Food Service — 3.8%
Aramark Corporation
Term Loan, 3.67%, Maturing July 26, 2016		13,242	$13,302,498
Term Loan, 3.68%, Maturing July 26, 2016		3,393	3,411,244
Term Loan, 3.75%, Maturing July 26, 2016		1,513	1,512,753
Term Loan, 3.75%, Maturing July 26, 2016		19,687	19,791,748
Term Loan, 3.75%, Maturing July 26, 2016		46,064	46,274,905
Term Loan, 4.00%, Maturing September 9, 2019		36,100	36,370,569
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		4,875	4,924,764
Buffets, Inc.
Term Loan, 0.25%, Maturing April 22, 2015(5)		898	898,479
Term Loan, 10.50%, Maturing July 18, 2017		2,592	2,643,831
Term Loan, 10.50%, Maturing July 19, 2017		1,425	1,453,500

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		24,934	$25,133,501
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		9,824	9,909,708
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		13,150	13,198,984
Term Loan, 3.50%, Maturing January 6, 2021	EUR	18,425	25,056,862
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		15,371	15,487,691
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		68,298	68,639,628
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		47,090	47,619,377
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,231	13,387,739
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		62,391	62,646,190
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		9,337	9,348,496
Sagittarius Restaurants, LLC
Term Loan, 6.27%, Maturing October 1, 2018		8,533	8,575,827
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,104	4,118,486
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		108,104	109,302,808
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		100,009	89,608,299
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		27,061	27,181,566

			$659,799,453

Food/Drug Retailers — 2.7%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		12,118	$12,230,004
Term Loan, 4.75%, Maturing March 21, 2019		28,771	29,118,793
Alliance Boots Holdings Limited
Term Loan, 3.47%, Maturing July 9, 2015	GBP	8,521	14,008,887
Term Loan, 3.71%, Maturing July 10, 2017	EUR	28,497	38,585,093
Term Loan, 3.97%, Maturing July 10, 2017	GBP	80,250	132,111,386
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		78,004	78,140,903
Iceland Foods Group Limited
Term Loan, 4.29%, Maturing March 8, 2019	EUR	7,950	10,874,062
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		4,641	4,710,869
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		74,104	74,636,094
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		32,500	33,389,688
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		53,485	53,828,887

			$481,634,666

Forest Products — 0.0%(6)
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		8,383	$8,508,618

			$8,508,618

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Health Care — 8.9%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		5,428	$5,476,657
Term Loan, 4.25%, Maturing June 30, 2017		6,762	6,822,182
Term Loan, 4.25%, Maturing June 30, 2017		27,280	27,521,047
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		31,992	31,986,825
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		10,175	10,282,604
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		33,252	33,529,004
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		9,509	9,562,663
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		104,069	104,914,118
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		5,128	5,102,484
Term Loan, 6.50%, Maturing July 31, 2020		8,547	8,504,141
BSN Medical Luxembourg Finance Holding S.a.r.l.
Term Loan, 4.25%, Maturing August 28, 2019	EUR	1,939	2,656,633
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,350	1,361,424
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		25,959	26,227,150
Community Health Systems, Inc.
Term Loan, 3.49%, Maturing January 25, 2017		17,692	17,821,919
Term Loan, 4.25%, Maturing January 27, 2021		109,156	110,423,063
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,945	18,113,620
CRC Health Corporation
Term Loan, 4.66%, Maturing November 16, 2015		29,135	29,280,922
Term Loan, Maturing November 16, 2015(3)		5,075	5,109,891
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,434	10,513,834
Term Loan, 4.00%, Maturing November 1, 2019		25,245	25,486,822
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		26,386	26,689,611
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		18,242	17,972,589
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		71,689	72,187,275
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,169	4,205,480
Term Loan, 4.75%, Maturing August 28, 2020	EUR	1,633	2,233,971
Term Loan, 4.25%, Maturing August 31, 2020		13,706	13,826,314
Term Loan, 4.75%, Maturing August 31, 2020	EUR	5,367	7,344,603
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		34,700	34,938,562
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		40,452	40,816,233
HCA, Inc.
Term Loan, 2.91%, Maturing March 31, 2017		61,415	61,602,507
Term Loan, 3.00%, Maturing May 1, 2018		50,424	50,569,414
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019		27,433	27,682,732
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,487	22,714,958

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		21,272	$21,198,594
Term Loan, 7.75%, Maturing May 15, 2018		14,611	14,546,637
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018		24,658	24,902,644
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		72,537	73,288,019
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		10,063	9,748,734
Lifepoint Hospitals, Inc.
Term Loan, 2.66%, Maturing July 24, 2017		7,054	7,100,912
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,688	4,716,128
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		8,414	8,477,382
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		13,005	13,143,133
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		9,458	9,564,560
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017		57,962	58,468,682
National Mentor Holdings, Inc.
Term Loan, Maturing January 27, 2021(3)		11,275	11,380,703
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		46,410	47,188,156
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,500	30,728,750
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		80,362	80,999,909
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020		27,456	27,607,663
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018		24,085	23,944,591
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		21,130	21,302,097
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		16,321	16,547,399
Select Medical Corporation
Term Loan, 3.50%, Maturing February 13, 2016		10,742	10,822,061
Term Loan, 4.00%, Maturing June 1, 2018		15,551	15,660,661
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		17,538	17,708,269
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		14,288	14,328,244
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		26,408	26,316,875
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		18,072	18,139,478
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		9,426	9,524,569
Universal Health Services, Inc.
Term Loan, 2.41%, Maturing November 15, 2016		4,547	4,581,604
VWR Funding, Inc.
Term Loan, 3.45%, Maturing April 3, 2017		60,805	61,147,312
Term Loan, 3.77%, Maturing April 3, 2017	EUR	2,970	4,025,666

			$1,560,590,684

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		49,286	$49,770,766
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		34,008	34,150,202

			$83,920,968

Industrial Equipment — 2.2%
Ahlsell Investco AB (Cidron)
Term Loan, 4.80%, Maturing June 28, 2019	EUR	2,000	$2,738,823
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		6,530	6,586,668
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		47,322	47,647,384
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		5,100	5,173,312
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		35,935	35,939,034
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,562	8,911,181
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		46,041	46,290,718
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		12,597	12,676,218
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		38,327	38,662,435
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		5,925	5,950,774
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020		19,035	19,103,117
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		14,575	14,638,766
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		87,531	88,138,438
Southwire Company
Term Loan, Maturing February 11, 2021(3)		7,350	7,331,625
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018		14,458	14,524,355
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		16,316	16,325,905
Terex Corporation
Term Loan, 4.00%, Maturing April 28, 2017	EUR	5,660	7,733,180
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,959	3,984,125
VAT Holdings AG
Term Loan, Maturing January 9, 2021(3)		8,325	8,364,893

			$390,720,951

Insurance — 2.4%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		30,532	$30,689,096
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		6,788	6,853,850
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		16,450	16,630,950
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019		156,175	156,384,327
Term Loan, 3.50%, Maturing July 8, 2020		19,179	18,976,348

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	24,460	$24,592,064
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	16,476	16,255,935
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	30,634	30,710,654
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	4,701,960
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	50,374	51,066,137
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	11,865	11,944,375
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	45,792	46,135,017

		$414,940,713

Leisure Goods/Activities/Movies — 3.7%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	60,972	$61,585,994
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	36,524	36,672,251
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	30,623	30,943,845
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	56,583	57,007,332
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	12,932	13,040,563
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	16,085	16,175,668
Cinemark USA, Inc.
Term Loan, 3.17%, Maturing December 18, 2019	1,876	1,885,083
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	12,528	12,621,798
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	46,444	47,024,136
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	17,764	17,912,405
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	21,656	21,886,512
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	6,649	6,732,239
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	14,825	14,855,880
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	40,312	40,578,510
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018	6,256	2,241,708
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.41%, Maturing June 28, 2019	21,631	21,743,648
Regal Cinemas, Inc.
Term Loan, 2.69%, Maturing August 23, 2017	5,729	5,766,321
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	3,852	3,404,467
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	19,379	19,544,788
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	36,595	36,483,459

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		19,972	$20,133,930
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		39,822	40,070,560
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,993	3,037,387
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		22,775	22,960,047
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		16,467	16,559,878
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		9,200	9,361,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		27,681	27,797,410
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		40,541	40,900,297

			$648,927,116

Lodging and Casinos — 3.0%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		4,877	$4,949,916
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		9,800	9,851,155
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 27, 2017(4)		15,000	13,612,500
Term Loan, 5.49%, Maturing January 26, 2018		46,387	44,705,121
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		15,950	16,167,654
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		11,347	11,438,753
Gala Group LTD
Term Loan, 5.48%, Maturing May 25, 2018	GBP	48,838	80,770,219
Golden Nugget, Inc.
Term Loan, 0.00%, Maturing November 21, 2019(4)		3,143	3,209,278
Term Loan, 5.50%, Maturing November 21, 2019		7,333	7,488,316
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020		121,967	122,978,578
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		35,976	36,098,368
MGM Resorts International
Term Loan, 2.91%, Maturing December 20, 2017		14,355	14,390,887
Term Loan, 3.50%, Maturing December 20, 2019		43,085	43,184,900
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		16,492	16,626,124
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		9,426	9,532,422
Scandic Hotels Holding AB
Term Loan, 4.34%, Maturing January 27, 2017	EUR	4,725	6,300,337
Term Loan, 4.34%, Maturing January 27, 2017	EUR	4,725	6,300,337
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		61,800	62,180,750
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		8,980	9,003,691
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		6,833	6,860,637

			$525,649,943

Nonferrous Metals/Minerals — 1.5%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		19,009	$18,632,639

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,846	$40,554,193
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		9,553	9,809,544
Term Loan, 6.50%, Maturing March 25, 2020	EUR	1,985	2,730,712
Fairmount Minerals LTD
Term Loan, 4.25%, Maturing March 15, 2017		6,983	7,061,053
Term Loan, 5.00%, Maturing September 5, 2019		37,157	37,767,325
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		27,450	27,789,694
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		15,313	14,585,261
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		29,513	29,744,605
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		10,081	10,200,332
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	13,241,813
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018		13,019	12,627,945
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		2,000	1,820,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018		35,182	34,025,885

			$260,591,001

Oil and Gas — 2.7%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		42,611	$42,957,534
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020		16,292	16,699,433
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020		35,070	35,596,050
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		1,800	1,820,611
Term Loan, 9.00%, Maturing June 23, 2017		19,624	19,943,328
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019		12,607	12,961,562
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019		21,525	21,565,359
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018		14,364	14,467,248
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020		9,850	10,138,467
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020		109,901	111,011,429
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		17,018	17,315,361
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020		12,055	12,089,296
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018		18,250	18,459,875
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 11, 2020		1,813	1,830,320
Term Loan, 4.25%, Maturing December 16, 2020		676	682,609
Term Loan, 4.25%, Maturing December 16, 2020		13,035	13,157,618
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 14, 2019		31,539	31,745,492
Term Loan, 4.25%, Maturing September 25, 2019		2,553	2,569,378
Term Loan, 4.25%, Maturing September 25, 2019		4,179	4,206,538
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(4)		15,000	14,962,500
Term Loan, 4.25%, Maturing November 13, 2018		23,165	23,396,903

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		53,819	$54,338,266

			$481,915,177

Publishing — 3.1%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		11,885	$11,907,472
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019		21,225	21,278,063
Ascend Learning, Inc.
Term Loan, 7.50%, Maturing July 31, 2019		2	2,331
Term Loan, 7.50%, Maturing July 31, 2019		24,550	24,427,250
CBS Outdoor Americas Capital LLC
Term Loan, Maturing January 31, 2021(3)		11,575	11,631,671
Flint Group SA
Term Loan, 5.58%, Maturing December 30, 2016		1,751	1,757,198
Term Loan, 5.65%, Maturing December 30, 2016	EUR	860	1,163,534
Term Loan, 5.58%, Maturing December 31, 2016		7,270	7,296,776
Term Loan, 5.58%, Maturing December 31, 2016		9,735	9,771,951
Term Loan, 5.58%, Maturing December 31, 2016		13,060	13,109,452
Term Loan, 5.65%, Maturing December 31, 2016	EUR	719	972,800
Term Loan, 5.65%, Maturing December 31, 2016	EUR	2,435	3,295,833
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		110,401	104,348,285
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		66,280	66,611,571
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		104,626	104,364,767
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		11,067	11,295,257
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		21,750	21,980,963
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		9,707	9,889,148
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020		6,075	6,115,502
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		265	206,437
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014		2,961	2,917,544
Nielsen Finance LLC
Term Loan, 2.91%, Maturing May 2, 2016		38,451	38,621,912
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		10,798	10,824,932
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		20,705	20,199,533
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	3,242	4,427,424
Term Loan, 5.00%, Maturing August 14, 2020		18,304	18,424,255
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		145	143,617
Term Loan, 8.00%, Maturing September 29, 2014		841	832,564
Trader Media Corporation Limited
Term Loan, 3.73%, Maturing June 8, 2017	GBP	12,529	20,621,887

			$548,439,929

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radio and Television — 2.5%
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		5,292	$5,170,111
Term Loan, 6.91%, Maturing January 30, 2019		16,740	16,277,937
Term Loan, 7.66%, Maturing July 30, 2019		5,384	5,366,970
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		82,400	83,367,788
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		9,268	9,363,691
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		22,402	22,355,316
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		3,662	3,693,644
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		8,155	8,201,294
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		26,881	27,096,525
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		13,970	14,039,739
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		15,842	15,921,286
Nine Entertainment Group Pty Ltd.
Term Loan, 3.50%, Maturing February 5, 2020		32,624	32,592,957
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,681	9,947,614
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,358	12,404,468
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		8,536	8,550,658
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		19,149	19,188,332
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,225	14,385,031
Tyrol Acquisitions 2 SAS
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	4,729	6,257,078
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	7,198	9,526,303
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	7,198	9,526,303
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		88,081	88,677,194
Term Loan, 4.00%, Maturing March 2, 2020		14,709	14,793,495

			$436,703,734

Retailers (Except Food and Drug) — 4.6%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		32,097	$32,453,901
B&M Retail Limited
Term Loan, 5.52%, Maturing February 18, 2019	GBP	8,418	13,898,938
Term Loan, 6.02%, Maturing February 18, 2020	GBP	18,605	30,967,044
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		44,561	44,988,075
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		74,941	75,169,051
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,543	15,669,194
Douglas Holding AG
Term Loan, 4.73%, Maturing December 12, 2019	EUR	7,300	9,971,037
Term Loan, Maturing July 3, 2020(3)	EUR	3,300	4,500,779
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,528	10,619,684

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		20,149	$20,450,901
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		71,425	72,585,442
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		59,394	59,950,568
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		36,263	36,467,168
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		46,176	46,471,866
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		8,346	8,455,670
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020		77,980	78,991,971
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		5,283	5,322,773
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		52,242	52,613,328
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		5,049	5,074,245
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		36,317	36,638,307
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		18,496	18,562,048
Term Loan, 4.25%, Maturing August 7, 2019		9,498	9,570,721
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		46,984	47,428,983
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		29,476	28,134,961
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		19,679	19,524,429
Vivarte SA
Term Loan, 2.34%, Maturing March 9, 2015	EUR	86	91,774
Term Loan, 2.34%, Maturing March 9, 2015	EUR	336	356,865
Term Loan, 2.34%, Maturing March 9, 2015	EUR	9,880	10,483,990
Term Loan, 2.84%, Maturing March 8, 2016	EUR	86	91,765
Term Loan, 2.84%, Maturing March 8, 2016	EUR	336	356,865
Term Loan, 2.84%, Maturing March 8, 2016	EUR	9,880	10,483,990
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	13	10,115
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	88	70,807
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	900	728,298
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,818	5,556,422

			$812,711,975

Steel — 1.6%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014		29,144	$29,454,095
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		138,779	140,514,069
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		16,031	16,094,052
Term Loan, 5.00%, Maturing June 30, 2017	GBP	11,425	18,845,906
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		23,734	23,808,434
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		9,304	9,309,370

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	11,800	$11,918,000
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018	2,390	2,390,996
TMS International Corp.
Term Loan, 4.50%, Maturing October 16, 2020	3,500	3,517,500
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017	19,995	20,044,685

		$275,897,107

Surface Transport — 0.6%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019	7,368	$7,394,562
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	29,150	29,004,250
Term Loan, 3.00%, Maturing March 11, 2018	29,999	30,072,080
Term Loan, 3.75%, Maturing March 12, 2018	24,948	25,068,773
Swift Transportation Co., Inc.
Term Loan, 2.91%, Maturing December 21, 2016	995	1,002,802
Term Loan, 4.00%, Maturing December 21, 2017	14,280	14,410,950

		$106,953,417

Telecommunications — 2.6%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	34,460	$34,449,656
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	5,881	5,873,212
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	34,688	34,810,831
Term Loan, 4.75%, Maturing March 9, 2020	34,713	34,827,661
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	46,367	46,612,871
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	140,759	142,043,023
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020	6,776	6,801,139
Mitel US Holdings, Inc.
Term Loan, Maturing January 15, 2020(3)	6,075	6,044,625
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	3,476	3,493,404
Term Loan, 3.75%, Maturing September 27, 2019	1,732	1,742,870
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	27,568	27,740,488
Term Loan, 4.00%, Maturing April 23, 2019	38,129	38,398,998
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	51,675	51,988,803
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	12,412	12,464,791
Term Loan, 3.50%, Maturing January 23, 2020	6,446	6,469,333

		$453,761,705

Utilities — 1.7%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	31,200	$31,485,610
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	16,219	16,190,620
Term Loan, 3.25%, Maturing January 31, 2022	6,070	6,081,639
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	9,533	9,624,822

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.00%, Maturing April 2, 2018		35,299	$35,639,595
Term Loan, 4.00%, Maturing October 9, 2019		9,159	9,244,929
Term Loan, 4.00%, Maturing October 30, 2020		6,750	6,824,999
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019		4,716	4,747,442
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		26,527	26,719,984
EFS Cogen Holdings I Inc.
Term Loan, 3.75%, Maturing December 17, 2020		11,325	11,413,482
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018		10,110	10,192,205
Term Loan, 4.25%, Maturing December 31, 2019		11,141	11,231,163
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		9,575	9,682,554
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		6,842	6,930,218
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018		35,642	35,557,526
PowerTeam Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(4)		2,094	2,099,680
Term Loan, 4.25%, Maturing May 6, 2020		16,672	16,617,594
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020		31,745	32,022,769
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.72%, Maturing October 10, 2016		7,000	4,812,500
Term Loan, 4.74%, Maturing October 10, 2017		3,687	2,193,613
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,425	7,496,154

			$296,809,098

Total Senior Floating-Rate Interests (identified cost $15,800,048,098)			$15,880,547,196

Corporate Bonds & Notes — 3.9%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)		4,000	$4,260,000

			$4,260,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,621,250

			$8,621,250

Cable and Satellite Television — 0.3%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$12,037,750
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		10,105	11,014,450
8.875%, 12/1/18(7)		11,000	11,880,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		9,000	9,045,000
5.625%, 4/15/23(7)	EUR	5,000	7,080,673

			$51,057,873

23

Security	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		16,525	$17,227,312
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	8,000	11,463,946
8.375%, 2/15/19(7)		15,250	16,870,313
7.50%, 5/1/20(7)		14,525	15,941,188
Polymer Group, Inc.
7.75%, 2/1/19		5,000	5,325,000
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)		22,775	23,401,312

			$90,229,071

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$45,723,750
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		4,925	5,158,938

			$50,882,688

Diversified Financial Services — 0.1%
KION Finance SA
4.718%, 2/15/20(7)(8)	EUR	16,875	$23,157,592

			$23,157,592

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(7)	GBP	6,500	$11,005,902

			$11,005,902

Ecological Services and Equipment — 0.0%(6)
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(5)(7)(9)		223	$223,032
Tervita Corp.
8.00%, 11/15/18(7)		3,000	3,090,000
9.00%, 11/15/18(7)	CAD	2,000	1,865,320

			$5,178,352

Entertainment — 0.1%
Vougeot Bidco PLC
5.532%, 7/15/20(7)(8)	EUR	18,625	$25,672,158

			$25,672,158

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		2,325	$2,601,094
7.125%, 9/1/18(7)		2,325	2,702,812

			$5,303,906

Financial Intermediaries — 0.2%
First Data Corp.
6.75%, 11/1/20(7)		16,850	$17,818,875
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	6,500	9,391,514
6.625%, 7/1/20(7)		9,000	9,585,000

			$36,795,389

24

Security	Principal Amount* (000’s omitted)		Value
Food Products — 0.2%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		18,000	$18,000,000
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(7)		15,000	14,700,000
Picard Groupe SA
4.48%, 8/1/19(7)(8)	EUR	7,500	10,318,017

			$43,018,017

Health Care — 0.6%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,835,469
5.125%, 8/1/21(7)		7,500	7,560,937
HCA, Inc.
4.75%, 5/1/23		11,975	11,750,469
inVentiv Health, Inc.
9.00%, 1/15/18(7)		15,375	16,220,625
Tenet Healthcare Corp.
6.00%, 10/1/20(7)		12,500	13,179,687
4.375%, 10/1/21		12,200	11,757,750

			$100,304,937

Home Furnishings — 0.0%(6)
Sanitec Corp.
4.968%, 5/15/18(7)(8)	EUR	4,050	$5,569,757

			$5,569,757

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(5)(10)		1,035	$799,816

			$799,816

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		9,800	$10,486,000
Galaxy Bidco, Ltd.
5.525%, 11/15/19(7)(8)	GBP	2,500	4,140,570
Towergate Finance PLC
6.021%, 2/15/18(7)(8)	GBP	9,950	16,553,073

			$31,179,643

Leisure Goods/Activities/Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		3,000	$3,127,500

			$3,127,500

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		25,250	$23,940,156
9.00%, 2/15/20		6,175	6,005,188
9.00%, 2/15/20		14,975	14,600,625

			$44,545,969

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$9,218,850
Univision Communications, Inc.
6.75%, 9/15/22(7)		9,000	9,922,500

			$19,141,350

25

Security	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.0%(6)
Jurassic Holdings III, Inc.
6.875%, 2/15/21(7)(11)		2,500	$2,518,750

			$2,518,750

Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,286,250
Sunrise Communications International SA
5.043%, 12/31/17(7)(8)	EUR	3,000	4,086,560
Virgin Media Secure Finance PLC
5.375%, 4/15/21(7)		12,025	12,115,188
6.00%, 4/15/21(7)	GBP	12,350	20,830,004
Wind Acquisition Finance SA
5.551%, 4/30/19(7)(8)	EUR	7,775	10,748,292
6.50%, 4/30/20(7)		7,375	8,075,625

			$65,141,919

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(7)		28,767	$31,571,782
6.00%, 1/15/22(7)		3,000	3,120,000
7.875%, 1/15/23(7)		20,860	23,102,450
5.875%, 1/15/24(7)		5,000	4,987,500

			$62,781,732

Total Corporate Bonds & Notes (identified cost $657,968,846)			$690,293,571

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)		Value
Apidos CDO, Series 2013-14A, Class C1, 3.089%, 4/15/25(7)(8)		$5,600	$5,546,240
Apidos CDO, Series 2013-14A, Class D, 3.739%, 4/15/25(7)(8)		7,000	6,852,384
Apidos CDO, Series 2013-14A, Class E, 4.639%, 4/15/25(7)(8)		3,500	3,235,197
Ares CLO, Ltd., Series 2013-3A, Class C1, 2.968%, 10/17/24(7)(8)		3,000	2,952,069
Ares CLO, Ltd., Series 2013-3A, Class D, 3.718%, 10/17/24(7)(8)		3,000	2,893,947
Ares CLO, Ltd., Series 2013-3A, Class E, 5.118%, 10/17/24(7)(8)		3,000	2,794,161
Avery Point II CLO, Ltd., Series 2013-2A, Class C, 2.988%, 7/17/25(7)(8)		4,000	3,914,548
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.688%, 7/17/25(7)(8)		3,330	3,174,649
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.488%, 7/17/25(7)(8)		3,330	3,038,771
Babson Ltd., Series 2005-1A, Class C1, 2.189%, 4/15/19(7)(8)		1,129	1,089,629
Babson Ltd., Series 2013-IA, Class C, 2.937%, 4/20/25(7)(8)		7,175	7,119,480
Babson Ltd., Series 2013-IA, Class D, 3.737%, 4/20/25(7)(8)		5,600	5,508,921
Babson Ltd., Series 2013-IA, Class E, 4.637%, 4/20/25(7)(8)		3,525	3,296,767
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.889%, 7/15/25(7)(8)		5,000	4,936,970
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.639%, 7/15/25(7)(8)		3,000	2,985,111
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.839%, 7/15/25(7)(8)		2,400	2,248,318
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.742%, 3/8/17(7)(8)		985	985,255
Dryden Senior XXII Loan Fund, Series 2013-28A, Class A3L, 2.941%, 8/15/25(7)(8)		3,250	3,239,974
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B1L, 3.441%, 8/15/25(7)(8)		1,400	1,341,987
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B2L, 4.141%, 8/15/25(7)(8)		925	828,814

26

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.189%, 1/15/18(7)(8)	$2,000	$1,878,730
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.937%, 4/20/25(7)(8)	6,325	6,224,932
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.737%, 4/20/25(7)(8)	6,950	6,805,968

Total Asset-Backed Securities (identified cost $83,076,311)		$82,892,822

Common Stocks — 0.3%

Security	Shares	Value
Automotive — 0.0%(6)
Dayco Products, LLC(5)(10)(12)	88,506	$3,318,975

		$3,318,975

Ecological Services and Equipment — 0.0%(6)
Environmental Systems Products Holdings, Inc.(5)(12)(13)	2,484	$69,974

		$69,974

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(5)(10)(12)	329,120	$1,974,720

		$1,974,720

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(5)(10)(12)	242,178	$994,751
Sanitec Europe Oy E Units(5)(10)(12)	230,960	0

		$994,751

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(10)(12)	206,125	$2,421,971

		$2,421,971

Publishing — 0.3%
ION Media Networks, Inc.(5)(10)	28,605	$8,809,768
Media General, Inc.(5)(10)(12)	1,632,198	27,201,559
MediaNews Group, Inc.(5)(10)(12)	162,730	3,742,789

		$39,754,116

Total Common Stocks (identified cost $20,332,635)		$48,534,507

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(6)
Environmental Systems Products Holdings, Inc., Series A(5)(12)(13)	569	$56,900

Total Preferred Stocks (identified cost $9,957)		$56,900

Short-Term Investments — 6.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(14)	$1,152,078	$1,152,077,519

Total Short-Term Investments (identified cost $1,152,077,519)		$1,152,077,519

27

Value
Total Investments — 101.5% (identified cost $17,713,513,366)	$17,854,402,515

Less Unfunded Loan Commitments — (0.2)%	$(39,178,251)

Net Investments — 101.3% (identified cost $17,674,335,115)	$17,815,224,264

Other Assets, Less Liabilities — (1.3)%	$(222,262,682)

Net Assets — 100.0%	$17,592,961,582

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after January 31, 2014, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $569,094,508 or 3.2% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(9)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	When-issued security.

(12)	Non-income producing security.

(13)	Restricted security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $305,831.

28

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,674,887,596

Gross unrealized appreciation	$206,322,312
Gross unrealized depreciation	(65,985,644)

Net unrealized appreciation	$140,336,668

Restricted Securities

At January 31, 2014, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$69,974

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$56,900

Total Restricted Securities			$9,958	$126,874

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/28/14	British Pound Sterling 94,320,232	United States Dollar 152,505,440	Goldman Sachs International	$—	$(2,519,976)	$(2,519,976)
2/28/14	Canadian Dollar 41,937,744	United States Dollar 39,716,405	JPMorgan Chase Bank N.A.	2,083,889	—	2,083,889
2/28/14	Euro 195,102,508	United States Dollar 264,482,326	Citibank N.A.	1,345,995	—	1,345,995
2/28/14	Euro 14,427,500	United States Dollar 19,637,573	Citibank N.A.	179,087	—	179,087
2/28/14	Euro 20,406,969	United States Dollar 28,087,540	Goldman Sachs International	564,496	—	564,496
2/28/14	Euro 18,332,875	United States Dollar 25,074,551	Goldman Sachs International	348,855	—	348,855
3/31/14	British Pound Sterling 83,958,878	United States Dollar 137,801,706	Citibank N.A.	—	(161,115)	(161,115)
3/31/14	Euro 7,043,375	United States Dollar 9,627,167	Goldman Sachs International	127,577	—	127,577
3/31/14	Euro 194,929,630	United States Dollar 268,253,385	HSBC Bank USA	5,346,542	—	5,346,542
4/30/14	British Pound Sterling 82,016,942	United States Dollar 135,726,147	HSBC Bank USA	985,134	—	985,134
4/30/14	Euro 179,137,297	United States Dollar 244,792,012	Duetsche Bank AG	3,178,242	—	3,178,242

				$14,159,817	$(2,681,091)	$11,478,726

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

29

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$14,159,817	$(2,681,091)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$15,840,470,466	$898,479	$15,841,368,945
Corporate Bonds & Notes	—	689,270,723	1,022,848	690,293,571
Asset-Backed Securities	—	82,892,822	—	82,892,822
Common Stocks	—	2,421,971	46,112,536	48,534,507
Preferred Stocks	—	—	56,900	56,900
Short-Term Investments	—	1,152,077,519	—	1,152,077,519
Total Investments	$—	$17,767,133,501	$48,090,763	$17,815,224,264
Forward Foreign Currency Exchange Contracts	$—	$14,159,817	$—	$14,159,817
Total	$—	$17,781,293,318	$48,090,763	$17,829,384,081

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,681,091)	$—	$(2,681,091)
Total	$—	$(2,681,091)	$—	$(2,681,091)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2014 is not presented.

At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

30

Eaton Vance

Floating-Rate Advantage Fund

January 31, 2014 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $7,678,871,514 and the Fund owned 97.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 113.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.1%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020	2,500	$2,518,438
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	10,599	10,658,351
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	11,236	11,281,652
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	14,566	14,680,329
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018	2,286	2,308,297
Term Loan, 6.25%, Maturing November 2, 2018	5,043	5,091,832
Ducommun Incorporated
Term Loan, 5.00%, Maturing June 28, 2017	1,082	1,093,436
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	4,974	1,610,175
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	7,877	7,776,095
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	47,294	47,602,063
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	2,123	2,023,495
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	58,482	58,966,491

		$165,610,654

Automotive — 4.0%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	13,656	$13,690,516
Allison Transmission, Inc.
Term Loan, 3.16%, Maturing August 7, 2017	1,507	1,512,791
Term Loan, 3.75%, Maturing August 23, 2019	43,175	43,364,031
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	21,847	22,065,564
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	1,181	1,180,999
Chrysler Group LLC
Term Loan, Maturing May 24, 2017(3)	37,560	37,814,882
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	9,525	9,620,250
Federal-Mogul Corporation
Term Loan, 2.11%, Maturing December 29, 2014	17,447	17,359,441
Term Loan, 2.11%, Maturing December 28, 2015	16,118	16,037,350
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	39,075	39,575,668

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Metaldyne Company LLC
Term Loan, 6.50%, Maturing December 18, 2018	EUR	2,475	$3,369,325
Metaldyne, LLC
Term Loan, 5.00%, Maturing December 18, 2018		24,911	25,153,636
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		6,947	6,990,580
Schaeffler AG
Term Loan, 3.11%, Maturing April 22, 2016	EUR	8,788	11,923,400
Term Loan, 4.25%, Maturing January 27, 2017		4,650	4,695,514
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		16,253	16,362,897
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		13,413	13,496,934
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		5,930	5,971,231
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		26,754	26,971,663

			$317,156,672

Beverage and Tobacco — 0.5%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		5,508	$5,543,276
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	22,975	31,495,447

			$37,038,723

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		4,400	$4,435,640

			$4,435,640

Building and Development — 1.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		14,888	$14,974,527
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		4,441	4,457,169
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		3,625	3,663,852
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		5,561	5,586,260
Ply Gem Industries, Inc.
Term Loan, Maturing January 16, 2021(3)		9,500	9,556,411
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(2)		6,361	5,035,521
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		14,663	14,811,349
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		2,500	2,572,500
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		13,756	13,811,586
Realogy Corporation
Term Loan, 4.45%, Maturing October 10, 2016		300	299,999
Term Loan, 4.50%, Maturing March 5, 2020		12,496	12,609,757

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		4,564	$4,594,425
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,493	2,516,814

			$94,490,170

Business Equipment and Services — 11.5%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		34,477	$34,821,905
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		29,809	30,088,008
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		5,336	5,362,861
Altegrity, Inc.
Term Loan, 4.75%, Maturing February 21, 2015		16,774	16,375,414
Term Loan, 7.75%, Maturing February 21, 2015		1,493	1,481,649
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		6,864	6,932,333
AVSC Holding Corp.
Term Loan, Maturing January 22, 2021(3)		4,325	4,359,241
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		16,681	16,743,284
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		5,975	5,993,667
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		15,500	15,610,716
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,756	2,771,236
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,295	13,360,996
Ceridian Corp.
Term Loan, 4.41%, Maturing May 9, 2017		11,450	11,529,738
ClientLogic Corporation
Term Loan, 6.99%, Maturing January 30, 2017		3,293	3,328,516
Term Loan, 7.23%, Maturing January 30, 2017	GBP	3,341	5,162,060
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,950	1,966,159
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		19,885	19,847,277
Education Management LLC
Revolving Loan, Maturing June 1, 2015(3)		7,500	6,187,500
Term Loan, 4.25%, Maturing June 1, 2016		11,385	10,940,617
Term Loan, 8.25%, Maturing March 29, 2018		13,885	13,942,273
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		43,430	43,900,206
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		26,139	26,264,490
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		32,718	32,547,522
Extreme Reach, Inc.
Term Loan, Maturing February 10, 2020(3)		7,725	7,782,937
Garda World Security Corporation
Term Loan, 3.00%, Maturing November 6, 2020		3,089	3,112,505

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.00%, Maturing November 6, 2020		12,073	$12,167,064
Term Loan, 4.97%, Maturing November 6, 2020	CAD	5,950	5,365,685
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		12,917	12,897,925
Term Loan, 4.75%, Maturing February 7, 2020	EUR	993	1,338,026
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		23,229	23,322,883
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		10,498	10,603,195
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		24,511	24,699,848
Term Loan, 4.25%, Maturing September 1, 2017	EUR	16,257	22,178,324
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		13,436	13,587,423
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		24,872	25,136,280
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		8,050	8,190,875
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		9,353	9,390,412
Term Loan, 4.29%, Maturing April 30, 2018	EUR	1,000	1,357,665
Term Loan, 4.29%, Maturing April 30, 2018	EUR	7,143	9,697,607
Ista International GmbH
Term Loan, 3.80%, Maturing April 30, 2020	EUR	123	167,780
Term Loan, 3.80%, Maturing April 30, 2020	EUR	942	1,282,213
Term Loan, 3.80%, Maturing April 30, 2020	EUR	1,984	2,700,496
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		9,742	9,766,531
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		17,759	17,925,840
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		33,192	33,509,849
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		11,129	11,537,075
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		12,874	12,898,061
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		18,800	18,424,000
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		17,309	17,460,522
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		4,425	4,428,951
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		4,975	4,970,856
Open Text Corporation
Term Loan, 3.25%, Maturing January 4, 2021		9,375	9,434,766
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		13,391	13,609,048
Term Loan - Second Lien, 8.75%, Maturing April 2, 2019		4,500	4,620,937
Phillips Pet Food & Supplies
Term Loan, Maturing January 31, 2021(3)		4,850	4,904,562
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		53,011	53,226,337
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		3,891	3,913,162

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		15,417	$15,385,557
Term Loan, 4.42%, Maturing January 31, 2017		14,870	14,818,545
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		6,702	6,743,448
Term Loan, 4.50%, Maturing January 31, 2020		22,126	22,263,704
Term Loan, 4.00%, Maturing March 9, 2020		47,266	47,560,962
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		4,817	4,864,082
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		19,921	20,201,353
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		344	347,330
Term Loan, 6.00%, Maturing July 28, 2017		2,249	2,268,728
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		4,298	4,324,410
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		25,106	25,194,651

			$909,100,078

Cable and Satellite Television — 4.2%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		4,002	$4,009,716
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		2,272	2,279,967
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		30,164	30,302,677
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		15,547	15,503,157
Term Loan, 3.00%, Maturing January 3, 2021		16,056	16,011,291
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		6,947	6,965,822
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		21,293	21,205,763
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		14,900	15,053,664
MCC Iowa LLC
Term Loan, 1.88%, Maturing January 31, 2015		1,828	1,825,864
Term Loan, 3.25%, Maturing January 29, 2021		6,965	6,999,825
Mediacom Illinois, LLC
Term Loan, 1.63%, Maturing January 30, 2015		5,604	5,605,364
Term Loan, 4.50%, Maturing October 23, 2017		2,825	2,840,581
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		10,878	10,674,581
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		4,375	4,406,902
Term Loan, 3.97%, Maturing March 31, 2021	EUR	26,812	36,428,949
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,800,741
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	12,450	20,622,596
Term Loan, 3.50%, Maturing June 8, 2020		60,475	60,690,472
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		3,242	3,260,488

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
YPSO France SAS
Term Loan, 4.99%, Maturing December 29, 2017	EUR	219	$296,990
Term Loan, 4.99%, Maturing December 29, 2017	EUR	2,579	3,505,778
Term Loan, 4.99%, Maturing December 29, 2017	EUR	3,349	4,552,281
Term Loan, 4.99%, Maturing December 29, 2017	EUR	4,133	5,617,285
Term Loan, 4.99%, Maturing December 29, 2017	EUR	4,465	6,068,660
Term Loan, 4.99%, Maturing December 29, 2017	EUR	6,885	9,359,731
Term Loan, 3.99%, Maturing December 26, 2018	EUR	7,450	10,092,665
Term Loan, Maturing December 31, 2018(3)	EUR	54	73,096

			$331,054,906

Chemicals and Plastics — 4.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,220	$10,321,757
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,761	3,737,893
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,302	5,355,463
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		20,298	20,539,039
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 1, 2020		42,174	42,563,989
Term Loan, 5.25%, Maturing February 3, 2020	EUR	3,970	5,399,517
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		4,294	4,335,160
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		1,806	1,819,478
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		1,972	1,984,426
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		6,701	6,751,361
Huntsman International, LLC
Term Loan, 2.69%, Maturing April 19, 2017		3,467	3,485,254
Term Loan, Maturing October 15, 2020(3)		18,075	18,176,672
Ineos Finance PLC
Term Loan, 4.25%, Maturing May 4, 2018	EUR	7,805	10,628,081
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		55,730	56,103,441
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		17,194	17,347,620
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		253	256,275
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,191	7,244,824
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,933	7,010,617
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	2,047,500
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,995	2,708,594
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		4,829	4,876,814
Term Loan, 5.53%, Maturing June 8, 2020	CAD	2,978	2,706,818
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		24,824	25,079,293

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Schoeller Arca Systems Holding B.V.
Term Loan, 4.73%, Maturing December 18, 2014	EUR	289	$276,783
Term Loan, 4.73%, Maturing December 18, 2014	EUR	824	789,159
Term Loan, 4.73%, Maturing December 18, 2014	EUR	887	849,212
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,433	1,452,227
Taminco Global Chemical Corporation
Term Loan, 4.25%, Maturing February 15, 2019		3,930	3,951,590
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,925	9,980,954
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		38,743	39,259,095
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		36,282	36,129,609
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,823	2,850,837
WR Grace & Co.
Term Loan, Maturing January 22, 2021(3)		2,007	2,017,449
Term Loan, Maturing January 31, 2021(3)	EUR	1,500	2,033,165
Term Loan, Maturing January 31, 2021(3)		5,618	5,648,856

			$365,718,822

Clothing/Textiles — 0.1%
Phillips-Van Heusen Corporation
Term Loan, 3.25%, Maturing February 13, 2020		4,949	$4,987,058

			$4,987,058

Conglomerates — 0.8%
Autobahn Tank & Rast GmbH
Term Loan, 3.79%, Maturing December 4, 2018	EUR	3,050	$4,128,959
Term Loan, 4.04%, Maturing December 4, 2019	EUR	2,550	3,472,860
Financiere SPIE S.A.S.
Term Loan, 4.73%, Maturing August 30, 2018	EUR	7,500	10,250,113
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,225	11,175,941
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	9,525	12,926,653
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		8,454	8,502,244
Term Loan, 5.00%, Maturing December 17, 2019	CAD	14,462	12,968,474

			$63,425,244

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		40,958	$40,920,020
Term Loan, 3.75%, Maturing January 9, 2021		23,971	24,007,699
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		17,216	17,372,281
Pelican Products, Inc.
Term Loan, 6.25%, Maturing July 11, 2018		7,156	7,213,709
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,576	5,621,705
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,871	3,906,253

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		20,680	$20,948,094
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		6,738	6,769,719

			$126,759,480

Cosmetics/Toiletries — 0.5%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		663	$668,026
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing November 20, 2017		2,225	2,248,641
Term Loan, 4.00%, Maturing August 19, 2019		19,375	19,503,262
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		19,230	18,340,314

			$40,760,243

Drugs — 2.3%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(3)		6,450	$6,530,625
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		7,041	7,082,268
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		7,724	7,878,616
Catalent Pharma Solutions Inc.
Term Loan, 3.66%, Maturing September 15, 2016		7,924	7,979,419
Term Loan, 4.25%, Maturing September 15, 2017		12,706	12,810,483
Endo Health Solutions Inc.
Term Loan, 4.00%, Maturing June 18, 2018		229	229,741
Term Loan, Maturing November 5, 2020(3)		3,825	3,839,344
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018		5,094	5,116,663
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019		2,250	2,340,000
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		13,158	13,256,392
Patheon, Inc.
Term Loan, Maturing January 9, 2021(3)		19,400	19,401,727
Term Loan, Maturing January 30, 2021(3)	EUR	2,950	3,958,770
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 22, 2021		5,350	5,390,125
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		20,026	20,190,066
Term Loan, 3.75%, Maturing December 11, 2019		23,712	23,904,943
Term Loan, 4.50%, Maturing August 5, 2020		41,452	41,924,675

			$181,833,857

Ecological Services and Equipment — 0.6%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		46,616	$46,939,939
Progressive Waste Solutions Ltd.
Term Loan, 3.00%, Maturing October 24, 2019		2,277	2,294,078

			$49,234,017

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 10.2%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		14,581	$14,735,970
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		9,152	9,209,263
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		7,950	7,890,375
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		8,700	8,547,750
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		1,377	1,394,052
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		27,825	28,312,429
Term Loan - Second Lien, Maturing November 22, 2018(3)		9,746	9,745,807
Belden Finance 2013 LP
Term Loan, 3.25%, Maturing October 2, 2020		3,990	4,012,994
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019		13,446	13,546,420
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		17,150	17,750,250
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016		1,030	1,031,664
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		11,122	11,212,492
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		16,767	16,787,956
Dealer Computer Services, Inc.
Term Loan, 2.16%, Maturing April 21, 2016		5,323	5,349,937
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		14,357	14,360,235
Term Loan, 4.50%, Maturing April 29, 2020		90,241	89,964,001
Digital Generation, Inc.
Term Loan, 8.25%, Maturing July 26, 2018		15,699	15,803,805
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		14,085	14,196,616
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		9,413	9,507,625
Eze Castle Software Inc.
Term Loan, 4.50%, Maturing April 6, 2020		4,279	4,313,263
Term Loan - Second Lien, 8.50%, Maturing April 6, 2021		2,000	2,035,000
FIDJI Luxembourg (BC4) S.a r.l.
Term Loan, 6.25%, Maturing December 18, 2020		7,850	7,908,875
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020		15,227	15,393,932
Term Loan, 5.00%, Maturing January 15, 2021		4,984	5,054,873
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018		39,364	39,646,906
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019		9,405	9,466,424
Infor (US), Inc.
Term Loan, 4.00%, Maturing June 1, 2020	EUR	3,945	5,386,987
Term Loan, 3.75%, Maturing June 3, 2020		3,230	3,243,504
Term Loan, 3.75%, Maturing June 3, 2020		52,747	53,002,139
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019		10,072	10,130,310

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		36,630	$37,019,046
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020		6,984	7,019,220
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017		11,743	11,921,412
Term Loan, 3.25%, Maturing January 11, 2020		18,653	18,696,973
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020		8,504	8,567,465
Term Loan - Second Lien, 8.75%, Maturing April 16, 2021		12,750	12,893,438
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,644	7,665,899
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,020,001
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		10,292	10,272,538
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		53,529	54,108,607
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		15,994	16,425,374
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019		5,450	5,491,722
Serena Software, Inc.
Term Loan, 4.16%, Maturing March 10, 2016		10,397	10,325,488
Term Loan, 5.00%, Maturing March 10, 2016		900	896,250
Shield Finance Co. S.A.R.L.
Term Loan, Maturing January 27, 2021(3)	EUR	4,500	6,038,802
Term Loan, Maturing January 27, 2021(3)		6,975	6,940,125
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		7,489	7,610,761
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017		7,474	7,539,226
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		9,652	9,603,305
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018		10,689	10,811,468
SS&C Technologies Holdings Europe S.A.R.L.
Term Loan, 3.25%, Maturing June 7, 2019		886	889,399
Term Loan, 3.25%, Maturing June 7, 2019		6,979	7,018,465
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 29, 2019		4,692	4,695,618
SumTotal Systems LLC
Term Loan, 6.28%, Maturing November 16, 2018		18,326	18,268,472
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		8,093	8,193,764
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019		26,617	26,858,123
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019		10,838	10,919,784
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020		4,250	4,303,125
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017		11,953	12,139,993
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020		7,214	7,258,836

			$802,354,553

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	16,500	$16,548,130

		$16,548,130

Financial Intermediaries — 5.0%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	10,206	$10,276,295
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	6,542	6,585,061
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,500	1,518,750
CB Richard Ellis Services, Inc.
Term Loan, 2.92%, Maturing March 29, 2021	1,241	1,246,828
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	6,211	6,280,811
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	22,185	22,379,601
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	16,240	16,348,616
First Data Corporation
Term Loan, 3.66%, Maturing March 24, 2017	6,000	6,015,000
Term Loan, 4.16%, Maturing March 23, 2018	19,255	19,343,744
Term Loan, 4.16%, Maturing September 24, 2018	24,150	24,220,446
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	1,141	1,147,439
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	23,325	23,354,156
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	15,137	15,340,399
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	4,271	4,290,076
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	3,600	3,618,000
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	8,806	8,954,347
LPL Holdings, Inc.
Term Loan, 2.66%, Maturing March 29, 2017	1,344	1,346,549
Term Loan, 3.25%, Maturing March 29, 2019	17,259	17,280,156
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,863	8,951,423
MIPL (Lux) S.a.r.l.
Term Loan, 4.00%, Maturing March 9, 2020	6,542	6,575,039
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	17,380	17,578,076
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	58,737	58,755,620
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	9,959	9,909,018
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	16,153	16,349,810
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016	10,883	10,460,697

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		5,415	$5,462,533
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		17,190	17,229,825
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017		5,693	5,713,955
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		6,350	6,445,250
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		36,857	37,186,959

			$390,164,479

Food Products — 5.2%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		34,105	$34,204,637
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 18, 2018		1,431	1,428,792
Autobar BV (Acorn 3 BV)
Term Loan, 5.85%, Maturing October 31, 2019	EUR	14,600	17,171,174
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		12,052	12,202,304
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		3,632	3,652,934
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		9,328	9,392,256
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		40,995	41,260,978
Term Loan, Maturing November 6, 2020(3)		22,355	22,421,372
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		44,811	45,188,827
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		64,401	65,136,710
Hearthside Food Solutions, LLC
Term Loan, 4.51%, Maturing June 7, 2018		2,826	2,818,736
Term Loan, 6.50%, Maturing June 7, 2018		4,408	4,430,042
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		3,989	4,009,168
Iglo Foods Midco Limited
Term Loan, 5.24%, Maturing January 31, 2018	EUR	5,500	7,481,982
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		17,930	17,996,967
Term Loan, 3.75%, Maturing September 18, 2020		13,890	13,924,913
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		5,479	5,523,869
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	50,378,734
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,985	6,002,632
Term Loan, 3.25%, Maturing April 29, 2020		30,569	30,645,422
United Biscuits (UK) Limited
Term Loan, 4.24%, Maturing July 29, 2020	EUR	1,825	2,494,258
Term Loan, 4.98%, Maturing July 29, 2020	GBP	4,775	7,933,018

			$405,699,725

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 4.4%
Aramark Corporation
Term Loan, 3.67%, Maturing July 26, 2016		918	$922,673
Term Loan, 3.68%, Maturing July 26, 2016		441	443,716
Term Loan, 3.75%, Maturing July 26, 2016		5,581	5,610,587
Term Loan, 3.75%, Maturing July 26, 2016		23,581	23,688,722
Term Loan, 4.00%, Maturing September 9, 2019		15,600	15,716,922
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		2,500	2,525,520
Buffets, Inc.
Term Loan, 0.25%, Maturing April 22, 2015(4)		265	265,450
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		11,060	11,148,325
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		4,589	4,629,406
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		6,825	6,850,423
Term Loan, 3.50%, Maturing January 6, 2021	EUR	9,550	12,987,410
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		4,963	5,000,812
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		51,133	51,388,759
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		20,603	20,834,331
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,716	13,878,942
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		44,140	44,320,491
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,993	7,001,497
Sagittarius Restaurants, LLC
Term Loan, 6.27%, Maturing October 1, 2018		4,356	4,378,211
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,841	1,847,078
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		58,387	59,035,051
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		45,272	40,563,730
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		17,367	17,444,547

			$350,482,603

Food/Drug Retailers — 3.3%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		6,097	$6,152,983
Term Loan, 4.75%, Maturing March 21, 2019		20,802	21,053,478
Alliance Boots Holdings Limited
Term Loan, 3.71%, Maturing July 10, 2017	EUR	4,249	5,753,542
Term Loan, 3.97%, Maturing July 10, 2017	GBP	49,200	80,995,392
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		43,106	43,181,533
Iceland Foods Group Limited
Term Loan, 4.29%, Maturing March 8, 2019	EUR	2,725	3,727,273

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		1,703	$1,728,989
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		41,447	41,744,791
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		25,291	25,982,931
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		30,242	30,436,630

			$260,757,542

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		3,955	$4,014,452
SIG Euro Holdings AG & Co. KG
Term Loan, 4.25%, Maturing December 2, 2018	EUR	2,723	3,674,129

			$7,688,581

Health Care — 11.2%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		2,475	$2,496,523
Term Loan, 4.25%, Maturing June 30, 2017		5,208	5,254,253
Term Loan, 4.25%, Maturing June 30, 2017		15,603	15,741,502
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,526	17,522,894
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		7,232	7,308,714
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		25,398	25,609,206
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		6,341	6,376,844
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		57,563	58,030,767
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		5,325	5,298,375
Term Loan, 6.50%, Maturing July 31, 2020		8,875	8,830,625
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,714	4,752,326
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,623	1,637,467
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		14,678	14,829,096
Community Health Systems, Inc.
Term Loan, 3.49%, Maturing January 25, 2017		6,598	6,646,733
Term Loan, 4.25%, Maturing January 27, 2021		62,562	63,288,149
Connolly Holdings, Inc.
Term Loan, Maturing January 29, 2021(3)		5,000	5,040,625
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,443	3,475,518
CRC Health Corporation
Term Loan, 4.66%, Maturing November 16, 2015		13,341	13,408,101
Term Loan, Maturing November 16, 2015(3)		2,600	2,617,875
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,443	6,492,285
Term Loan, 4.00%, Maturing November 1, 2019		21,384	21,588,837

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		18,512	$18,724,502
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		9,641	9,499,228
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		40,297	40,576,566
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		5,014	5,058,182
Term Loan, 4.75%, Maturing August 28, 2020	EUR	700	957,416
Term Loan, 4.25%, Maturing August 31, 2020		16,485	16,629,734
Term Loan, 4.75%, Maturing August 31, 2020	EUR	2,300	3,147,687
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		21,250	21,396,094
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		19,891	20,070,444
HCA, Inc.
Term Loan, 2.91%, Maturing March 31, 2017		24,874	24,949,928
Term Loan, 3.00%, Maturing May 1, 2018		23,853	23,921,963
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019		13,545	13,668,707
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		18,468	18,655,362
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		12,851	12,806,614
Term Loan, 7.75%, Maturing May 15, 2018		10,584	10,537,342
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018		9,306	9,398,836
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		43,722	44,174,959
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		3,738	3,621,200
Lifepoint Hospitals, Inc.
Term Loan, 2.66%, Maturing July 24, 2017		2,996	3,016,164
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		1,904	1,915,424
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		2,157	2,173,031
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		7,945	8,029,688
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		5,778	5,843,389
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017		22,582	22,779,799
National Mentor Holdings, Inc.
Term Loan, Maturing January 27, 2021(3)		6,450	6,510,469
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		27,290	27,747,826
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		15,725	15,842,937
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		42,279	42,614,322
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020		16,908	17,000,904

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018		13,349	$13,270,698
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		8,411	8,478,936
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		13,875	14,067,516
Select Medical Corporation
Term Loan, 3.50%, Maturing February 13, 2016		4,406	4,438,541
Term Loan, 4.00%, Maturing June 1, 2018		6,293	6,337,396
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		12,628	12,749,923
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		9,138	9,163,377
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		15,091	15,038,849
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,946	10,986,639
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		10,948	11,061,603
Universal Health Services, Inc.
Term Loan, 2.41%, Maturing November 15, 2016		384	387,264
VWR Funding, Inc.
Term Loan, 3.45%, Maturing April 3, 2017		24,344	24,481,256
Term Loan, 3.77%, Maturing April 3, 2017	EUR	1,218	1,650,653

			$879,628,083

Home Furnishings — 0.7%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		35,981	$36,334,862
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		21,601	21,690,618

			$58,025,480

Industrial Equipment — 3.4%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		10,945	$11,040,634
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		39,796	40,069,868
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		2,625	2,662,734
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		4,200	4,317,251
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		19,581	19,583,170
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,317	4,503,968
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		24,427	24,559,475
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		10,503	10,568,727
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		31,908	32,187,325
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		4,575	4,594,901

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020	12,769	$12,814,918
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	11,175	11,223,891
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	43,641	43,943,665
Southwire Company
Term Loan, Maturing February 11, 2021(3)	3,925	3,915,188
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018	9,695	9,739,136
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	15,685	15,694,669
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017	5,385	5,452,643
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	4,420	4,447,910
VAT Holdings AG
Term Loan, Maturing January 9, 2021(3)	4,400	4,421,085

		$265,741,158

Insurance — 3.6%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	18,742	$18,838,352
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	31,820	32,128,344
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	8,625	8,719,875
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	93,959	94,085,073
Term Loan, 3.50%, Maturing July 8, 2020	8,910	8,816,274
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	26,038	26,178,665
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	10,512	10,372,053
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	14,567	14,603,586
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	6,268,522
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	25,087	25,431,948
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	9,055	9,114,785
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	27,015	27,217,450

		$281,774,927

Leisure Goods/Activities/Movies — 4.3%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	30,100	$30,402,575
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	24,046	24,143,978
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	15,411	15,572,717

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	25,406	$25,596,925
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	13,706	13,820,517
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	4,027	4,050,091
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	7,464	7,519,538
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	1,109	1,111,399
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	21,454	21,722,425
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	8,597	8,668,387
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	14,060	14,209,168
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,700	2,733,560
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,825	6,839,216
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	12,940	13,025,193
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018	889	318,415
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.41%, Maturing June 28, 2019	8,298	8,340,727
Regal Cinemas, Inc.
Term Loan, 2.69%, Maturing August 23, 2017	6,084	6,123,593
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	4,351	3,844,924
Term Loan - Second Lien, 7.16%, Maturing June 21, 2015(4)	2,825	1,945,012
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	8,938	9,014,583
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	23,423	23,351,586
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	4,742	4,780,119
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	19,913	20,037,154
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	998	1,012,463
Term Loan - Second Lien, 9.25%, Maturing September 11, 2020	3,000	3,105,000
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	11,625	11,719,453
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	11,716	11,782,028
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	7,200	7,326,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	19,352	19,433,144
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	16,459	16,604,821

		$338,154,711

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Lodging and Casinos — 3.5%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		2,486	$2,523,487
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		4,140	4,161,048
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018		23,242	22,399,789
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		7,950	8,058,486
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		8,379	8,447,079
Gala Group LTD
Term Loan, 5.48%, Maturing May 25, 2018	GBP	25,725	42,544,805
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,045	3,109,706
Term Loan, 0.00%, Maturing November 21, 2019(5)		1,305	1,332,731
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020		65,664	66,209,029
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		18,675	18,738,290
MGM Resorts International
Term Loan, 2.91%, Maturing December 20, 2017		10,358	10,383,488
Term Loan, 3.50%, Maturing December 20, 2019		35,361	35,442,598
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		8,283	8,350,677
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		4,090	4,135,760
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		30,000	30,184,830
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020		3,980	3,990,046
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		3,516	3,530,474

			$273,542,323

Nonferrous Metals/Minerals — 2.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,714	$18,343,220
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		31,414	31,189,222
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		8,860	9,098,489
Fairmount Minerals LTD
Term Loan, 4.25%, Maturing March 15, 2017		3,516	3,555,745
Term Loan, 5.00%, Maturing September 5, 2019		19,975	20,303,106
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		15,125	15,312,172
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		9,754	9,290,488
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		16,932	17,064,583
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		3,778	3,822,990
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		6,400	6,608,000

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	5,099	$4,945,545
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	1,250	1,137,500
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	19,269	18,635,562

		$159,306,622

Oil and Gas — 3.2%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,549	$27,772,725
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	8,825	9,045,625
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	21,625	21,949,375
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	336	339,762
Term Loan, 9.00%, Maturing June 23, 2017	5,019	5,100,813
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	4,997	5,137,510
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	12,875	12,899,141
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	7,157	7,208,507
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	4,900	5,043,501
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	38,839	39,231,268
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	6,999	7,121,680
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	12,827	12,864,228
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	16,275	16,462,163
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 11, 2020	934	943,160
Term Loan, 4.25%, Maturing December 16, 2020	348	351,747
Term Loan, 4.25%, Maturing December 16, 2020	6,717	6,780,093
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 14, 2019	16,902	17,013,323
Term Loan, 4.25%, Maturing September 25, 2019	1,368	1,377,004
Term Loan, 4.25%, Maturing September 25, 2019	2,240	2,254,405
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(5)	7,500	7,481,250
Term Loan, 4.25%, Maturing November 13, 2018	16,235	16,397,007
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	28,969	29,248,802

		$252,023,089

Publishing — 3.4%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	5,533	$5,543,562
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	11,100	11,127,750

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ascend Learning, Inc.
Term Loan, 7.50%, Maturing July 31, 2019		1	$1,039
Term Loan, 7.50%, Maturing July 31, 2019		13,025	12,959,875
CBS Outdoor Americas Capital LLC
Term Loan, Maturing January 31, 2021(3)		6,075	6,104,743
Flint Group SA
Term Loan, 5.58%, Maturing December 31, 2016		2,251	2,259,643
Term Loan, 5.58%, Maturing December 31, 2016		3,440	3,452,808
Term Loan, 5.58%, Maturing December 31, 2016		3,518	3,531,370
Term Loan - Second Lien, 7.83%, Maturing June 29, 2018		1,302	1,277,565
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		63,256	59,787,774
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		36,642	36,824,779
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		46,970	46,852,880
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		4,440	4,531,766
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		11,100	11,217,871
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		5,313	5,412,828
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020		3,025	3,045,168
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		1,367	1,066,592
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014		1,280	1,260,973
Nielsen Finance LLC
Term Loan, 2.91%, Maturing May 2, 2016		15,886	15,956,263
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		5,436	5,449,966
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		12,923	12,607,848
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	1,995	2,724,569
Term Loan, 5.00%, Maturing August 14, 2020		9,152	9,212,128
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		29	28,550
Term Loan, 8.00%, Maturing September 29, 2014		167	165,510
Trader Media Corporation Limited
Term Loan, 3.73%, Maturing June 8, 2017	GBP	5,625	9,258,489

			$271,662,309

Radio and Television — 2.8%
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		139	$136,028
Term Loan, 6.91%, Maturing January 30, 2019		17,994	17,497,736
Term Loan, 7.66%, Maturing July 30, 2019		2,571	2,563,029
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		42,850	43,353,273
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		5,183	5,236,831

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		15,145	$15,113,453
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		2,686	2,709,032
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		1,949	1,960,182
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		8,448	8,516,044
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		8,363	8,404,952
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		9,484	9,531,348
Nine Entertainment Group Pty Ltd
Term Loan, 3.50%, Maturing February 5, 2020		18,348	18,330,439
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,872	3,978,547
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,486	2,495,573
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		4,426	4,433,956
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,529	9,548,432
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,523	14,686,092
Tyrol Acquisitions 2 SAS
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	946	1,251,814
Term Loan, 4.24%, (3.24% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	946	1,251,814
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		33,265	33,490,047
Term Loan, 4.00%, Maturing March 2, 2020		12,930	13,003,975

			$217,492,597

Retailers (Except Food and Drug) — 5.4%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,736	$26,021,891
B&M Retail Limited
Term Loan, 5.52%, Maturing February 18, 2019	GBP	8,829	14,577,480
Term Loan, 6.02%, Maturing February 18, 2020	GBP	6,650	11,068,575
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		22,941	23,161,180
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		46,240	46,380,956
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,782	11,877,227
Douglas Holding AG
Term Loan, 4.73%, Maturing December 12, 2019	EUR	4,200	5,736,761
Term Loan, Maturing July 3, 2020(3)	EUR	1,700	2,318,583
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		6,189	6,243,398
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,696	10,856,651
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		35,750	36,330,830

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		20,753	$20,947,689
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		19,765	19,876,226
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,463	21,600,303
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		3,816	3,865,990
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020		39,127	39,634,923
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		6,004	6,049,082
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		27,646	27,842,541
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,980	1,989,900
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		12,806	12,919,015
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		8,555	8,586,220
Term Loan, 4.25%, Maturing August 7, 2019		1,037	1,044,859
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		31,160	31,455,807
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,887	16,118,463
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		4,815	4,777,632
Vivarte SA
Term Loan, 2.34%, Maturing March 9, 2015	EUR	2,640	2,801,108
Term Loan, 2.84%, Maturing March 8, 2016	EUR	2,640	2,801,108
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	22	17,779
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	154	124,453
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	1,582	1,280,092
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		3,474	3,317,876

			$421,624,598

Steel — 2.1%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014		19,356	$19,561,403
FMG Resources (August 2006) Pty Ltd
Term Loan, 4.25%, Maturing June 28, 2019		79,113	80,101,961
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		8,220	8,252,847
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,970	6,548,632
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		10,997	11,030,991
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		6,793	6,797,554
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		9,725	9,822,250
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		1,747	1,747,822

23

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
TMS International Corp.
Term Loan, 4.50%, Maturing October 16, 2020	1,500	$1,507,500
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017	16,668	16,710,026

		$162,080,986

Surface Transport — 0.6%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019	3,375	$3,386,607
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018	9,600	9,552,000
Term Loan, 3.00%, Maturing March 11, 2018	16,244	16,283,335
Term Loan, 3.75%, Maturing March 12, 2018	15,667	15,742,593
Swift Transportation Co.
Term Loan, 4.00%, Maturing December 21, 2017	3,178	3,207,549

		$48,172,084

Telecommunications — 3.3%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,707	$22,699,506
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	2,729	2,725,963
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019	15,954	16,010,433
Term Loan, 4.75%, Maturing March 9, 2020	24,850	24,932,230
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	23,328	23,451,460
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	72,600	73,262,475
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020	1,517	1,523,065
Mitel US Holdings, Inc.
Term Loan, Maturing January 15, 2020(3)	3,200	3,184,000
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	993	997,874
Term Loan, 3.75%, Maturing September 27, 2019	651	654,729
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	17,908	18,019,916
Term Loan, 4.00%, Maturing April 23, 2019	22,614	22,774,264
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,968	32,162,497
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	6,614	6,642,197
Term Loan, 3.50%, Maturing January 23, 2020	13,642	13,691,337

		$262,731,946

Utilities — 1.8%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	8,883	$8,963,735
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	7,139	7,126,853
Term Loan, 3.25%, Maturing January 31, 2022	2,687	2,691,873

24

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	4,675	$4,720,444
Term Loan, 4.00%, Maturing April 2, 2018	14,355	14,493,182
Term Loan, 4.00%, Maturing October 9, 2019	12,936	13,057,527
Term Loan, 4.00%, Maturing October 30, 2020	3,375	3,412,500
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019	1,056	1,063,229
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,181	17,305,974
EFS Cogen Holdings I Inc.
Term Loan, 3.75%, Maturing December 17, 2020	5,825	5,870,511
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	8,965	9,037,798
Term Loan, 4.25%, Maturing December 31, 2019	5,901	5,948,914
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	4,320	4,368,957
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	3,236	3,277,943
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	8,853	8,832,099
PowerTeam Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(5)	1,017	1,019,208
Term Loan, 4.25%, Maturing May 6, 2020	8,093	8,066,366
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	14,900	15,030,375
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.72%, Maturing October 10, 2016	3,000	2,062,500
Term Loan, 4.74%, Maturing October 10, 2017	1,580	940,120
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,825	3,861,655
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	3,000	3,045,000

		$144,196,763

Total Senior Floating-Rate Interests (identified cost $8,918,163,858)		$8,961,458,853

Corporate Bonds & Notes — 4.5%

Security	Principal Amount* (000’s omitted)	Value
Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)	1,000	$1,065,000

		$1,065,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	4,200	$4,389,000

		$4,389,000

25

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.4%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$12,037,750
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		4,995	5,444,550
8.875%, 12/1/18(7)		7,074	7,639,920
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	4,020,000
5.625%, 4/15/23(7)	EUR	5,000	7,080,673

			$36,222,893

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		9,500	$9,903,750
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	3,000	4,298,980
8.375%, 2/15/19(7)		3,800	4,203,750
7.50%, 5/1/20(7)		2,375	2,606,562
Polymer Group, Inc.
7.75%, 2/1/19		2,500	2,662,500
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)		12,350	12,689,625

			$36,365,167

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$20,935,313
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		1,850	1,937,875
3.782%, 10/15/20(7)(8)	EUR	3,000	4,227,768

			$27,100,956

Diversified Financial Services — 0.2%
KION Finance SA
4.718%, 2/15/20(7)(8)	EUR	7,150	$9,811,958
6.75%, 2/15/20(7)	EUR	3,000	4,425,582

			$14,237,540

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(7)	GBP	6,000	$10,159,294

			$10,159,294

Ecological Services and Equipment — 0.1%
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(4)(7)		111	$111,441
Tervita Corp.
8.00%, 11/15/18(7)		3,000	3,090,000
9.00%, 11/15/18(7)	CAD	2,000	1,865,320

			$5,066,761

26

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(7)	EUR	3,000	$4,172,539

			$4,172,539

Entertainment — 0.2%
Vougeot Bidco PLC
5.532%, 7/15/20(7)(8)	EUR	6,875	$9,476,300
7.875%, 7/15/20(7)	GBP	3,500	6,186,319

			$15,662,619

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		750	$839,063
7.125%, 9/1/18(7)		750	871,875

			$1,710,938

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(7)		2,500	$2,675,000
6.75%, 11/1/20(7)		2,575	2,723,063

			$5,398,063

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		14,000	$14,000,000
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(7)		10,000	9,800,000
Picard Groupe SA
4.548%, 8/1/19(7)(8)	EUR	4,000	5,502,942

			$29,302,942

Health Care — 0.8%
Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$19,295,719
5.125%, 8/1/21(7)		13,150	13,256,844
HCA, Inc.
4.75%, 5/1/23		4,650	4,562,812
inVentiv Health, Inc.
9.00%, 1/15/18(7)		6,275	6,620,125
Tenet Healthcare Corp.
6.00%, 10/1/20(7)		12,500	13,179,687
4.375%, 10/1/21		6,225	5,999,344

			$62,914,531

Home Furnishings — 0.1%
Libbey Glass, Inc.
6.875%, 5/15/20		2,025	$2,194,594
Sanitec Corp.
4.968%, 5/15/18(7)(8)	EUR	1,775	2,441,066

			$4,635,660

27

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(4)(9)		224	$173,434

			$173,434

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		3,000	$3,210,000
Galaxy Bidco, Ltd.
5.525%, 11/15/19(7)(8)(9)	GBP	2,500	4,140,570
Towergate Finance PLC
6.021%, 2/15/18(7)(8)	GBP	7,375	12,269,238

			$19,619,808

Leisure Goods/Activities/Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		2,000	$2,085,000

			$2,085,000

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		5,550	$5,262,094
9.00%, 2/15/20		2,500	2,431,250
9.00%, 2/15/20		6,350	6,191,250

			$13,884,594

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,751,725
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,400	3,748,500

			$5,500,225

Surface Transport — 0.0%(6)
Jurassic Holdings III, Inc.
6.875%, 2/15/21(7)		2,500	$2,518,750

			$2,518,750

Telecommunications — 0.3%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,185,000
Virgin Media Secure Finance PLC
5.375%, 4/15/21(7)		5,050	5,087,875
6.00%, 4/15/21(7)	GBP	5,175	8,728,362
Wind Acquisition Finance SA
5.551%, 4/30/19(7)(8)	EUR	4,825	6,670,162
6.50%, 4/30/20(7)		3,150	3,449,250

			$26,120,649

28

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Utilities — 0.3%
Calpine Corp.
7.50%, 2/15/21(7)	7,217	$7,920,657
6.00%, 1/15/22(7)	2,000	2,080,000
7.875%, 1/15/23(7)	6,294	6,970,605
5.875%, 1/15/24(7)	5,000	4,987,500

		$21,958,762

Total Corporate Bonds & Notes (identified cost $334,721,624)		$350,265,125

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value
Apidos CDO, Series 2013-14A, Class C1, 3.089%, 4/15/25(7)(8)	$2,400	$2,376,960
Apidos CDO, Series 2013-14A, Class D, 3.739%, 4/15/25(7)(8)	3,000	2,936,736
Apidos CDO, Series 2013-14A, Class E, 4.639%, 4/15/25(7)(8)	1,500	1,386,513
Ares CLO, Ltd., 2.968%, 10/17/24(7)(8)	2,000	1,968,046
Ares CLO, Ltd., 3.718%, 10/17/24(7)(8)	2,000	1,929,298
Ares CLO, Ltd., 5.118%, 10/17/24(7)(8)	2,000	1,862,774
Avery Point II CLO, Ltd., Series 2013-2A, Class C, 2.988%, 7/17/25(7)(8)	2,000	1,957,274
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.688%, 7/17/25(7)(8)	1,670	1,592,091
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.488%, 7/17/25(7)(8)	1,670	1,523,948
Babson Ltd., Series 2013-IA, Class C, 2.937%, 4/20/25(7)(8)	3,150	3,125,625
Babson Ltd., Series 2013-IA, Class D, 3.737%, 4/20/25(7)(8)	2,475	2,434,747
Babson Ltd., Series 2013-IA, Class E, 4.637%, 4/20/25(7)(8)	1,500	1,402,880
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.889%, 7/15/25(7)(8)	2,000	1,974,788
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.639%, 7/15/25(7)(8)	2,000	1,990,074
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.839%, 7/15/25(7)(8)	1,600	1,498,878
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.937%, 4/20/25(7)(8)	2,625	2,583,470
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.737%, 4/20/25(7)(8)	2,900	2,839,900
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.988%, 7/17/25(7)(8)	1,500	1,477,467
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.588%, 7/17/25(7)(8)	1,500	1,454,384
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.738%, 7/17/25(7)(8)	1,800	1,680,901

Total Asset-Backed Securities (identified cost $40,026,302)		$39,996,754

Common Stocks — 0.2%

Security	Shares	Value
Automotive — 0.0%(6)
Dayco Products, LLC(4)(9)(10)	48,926	$1,834,725

		$1,834,725

Ecological Services and Equipment — 0.0%(6)
Environmental Systems Products Holdings, Inc.(4)(10)(11)	1,242	$34,987

		$34,987

29

Security	Shares	Value
Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(4)(9)(10)	105,043	$630,258

		$630,258

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(4)(9)(10)	162,236	$666,387
Sanitec Europe Oy E Units(4)(9)(10)	154,721	0

		$666,387

Investment Services — 0.0%
Safelite Realty Corp.(4)(10)(11)	20,048	$0

		$0

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(9)(10)	167,709	$1,970,577
Tropicana Entertainment, Inc.(9)(10)	40,751	743,706

		$2,714,283

Publishing — 0.2%
ION Media Networks, Inc.(4)(9)(10)	13,247	$4,079,811
Media General, Inc.(4)(9)(10)	344,120	5,734,966
MediaNews Group, Inc.(4)(9)(10)	66,239	1,523,495

		$11,338,272

Total Common Stocks (identified cost $9,133,760)		$17,218,912

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(6)
Environmental Systems Products Holdings, Inc., Series A(4)(10)(11)	284	$28,400

Total Preferred Stocks (identified cost $4,970)		$28,400

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(12)	$135,083	$135,082,961

Total Short-Term Investments (identified cost $135,082,961)		$135,082,961

Total Investments — 120.7% (identified cost $9,437,133,475)		$9,504,051,005

Less Unfunded Loan Commitments — (0.1)%		$(9,379,407)

Net Investments — 120.6% (identified cost $9,427,754,068)		$9,494,671,598

Other Assets, Less Liabilities — (20.6)%		$(1,619,900,746)

Net Assets — 100.0%		$7,874,770,852

30

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment in Kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after January 31, 2014, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $302,324,094 or 3.8% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)	Restricted security.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $34,034.

31

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/28/14	British Pound Sterling 46,679,774	United States Dollar 75,476,060	Goldman Sachs International	$—	$(1,247,154)	$(1,247,154)
2/28/14	British Pound Sterling 2,022,500	United States Dollar 3,331,610	JPMorgan Chase Bank	7,414	—	7,414
2/28/14	Canadian Dollar 25,495,620	United States Dollar 24,145,180	JPMorgan Chase Bank	1,266,879	—	1,266,879
2/28/14	Euro 64,764,811	United States Dollar 87,795,631	Citibank NA	446,807	—	446,807
2/28/14	Euro 7,412,750	United States Dollar 10,089,650	Citibank NA	92,014	—	92,014
2/28/14	Euro 2,017,500	United States Dollar 2,758,451	Citibank NA	37,432	—	37,432
2/28/14	Euro 4,477,500	United States Dollar 6,064,075	Citibank NA	25,235	—	25,235
2/28/14	Euro 10,515,594	United States Dollar 14,473,348	Goldman Sachs International	290,881	—	290,881
2/28/14	Euro 9,502,250	United States Dollar 12,996,579	Goldman Sachs International	180,817	—	180,817
3/31/14	British Pound Sterling 48,267,240	United States Dollar 79,221,021	Citibank NA	—	(92,624)	(92,624)
3/31/14	Euro 4,431,500	United States Dollar 6,057,151	Goldman Sachs International	80,268	—	80,268
3/31/14	Euro 103,582,127	United States Dollar 142,545,062	HSBC Bank USA	2,841,057	—	2,841,057
4/30/14	British Pound Sterling 49,199,584	United States Dollar 81,418,178	HSBC Bank USA	590,953	—	590,953
4/30/14	Euro 91,583,384	United States Dollar 125,149,152	Deutsche Bank	1,624,867	—	1,624,867

				$7,484,624	$(1,339,778)	$6,144,846

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

At January 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary risk exposure is foreign exchange risk was $7,484,624 and $1,339,778, respectively.

32

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,428,337,847

Gross unrealized appreciation	$95,789,832
Gross unrealized depreciation	(29,456,081)

Net unrealized appreciation	$66,333,751

Restricted Securities

At January 31, 2014, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$34,987
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

Total Common Stocks			$0	$34,987

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$28,400

Total Restricted Securities			$4,970	$63,387

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$8,949,868,984	$2,210,462	$8,952,079,446
Corporate Bonds & Notes	—	349,980,250	284,875	350,265,125
Asset-Backed Securities	—	39,996,754	—	39,996,754
Common Stocks	743,706	1,970,577	14,504,629	17,218,912
Preferred Stocks	—	—	28,400	28,400
Short-Term Investments	—	135,082,961	—	135,082,961
Total Investments	$743,706	$9,476,899,526	$17,028,366	$9,494,671,598
Forward Foreign Currency Exchange Contracts	$—	$7,484,624	$—	$7,484,624
Total	$743,706	$9,484,384,150	$17,028,366	$9,502,156,222

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,339,778)	$—	$(1,339,778)
Total	$—	$(1,339,778)	$—	$(1,339,778)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2014 is not presented.

At January 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

34

Eaton Vance

Floating-Rate & High Income Fund

January 31, 2014 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2014, the Fund owned 12.4% of Floating Rate Portfolio’s outstanding interests and 37.2% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2014 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $2,186,208,362)	$2,184,377,788	85.3%

High Income Opportunities Portfolio (identified cost, $371,849,073)	382,229,059	14.9

Total Investments in Affiliated Portfolios (identified cost $2,558,057,435)	$2,566,606,847	100.2%

Other Assets, Less Liabilities	$(4,791,651)	(0.2)%

Net Assets	$2,561,815,196	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2014 and October 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Floating Rate Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at January 31, 2014 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C.  (call 1-800-
732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Global Dividend Income Fund

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 81.5%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	42,500	$5,323,550
United Technologies Corp.	82,090	9,359,902

		$14,683,452

Auto Components — 0.4%
TRW Automotive Holdings Corp.(1)	21,857	$1,620,697

		$1,620,697

Automobiles — 1.7%
Honda Motor Co., Ltd.	112,550	$4,218,728
Toyota Motor Corp.	51,738	2,960,428

		$7,179,156

Beverages — 1.4%
Anheuser-Busch InBev NV	62,440	$5,984,420

		$5,984,420

Biotechnology — 0.9%
Biogen Idec, Inc.(1)	4,358	$1,362,485
Celgene Corp.(1)	5,065	769,525
Gilead Sciences, Inc.(1)	18,589	1,499,203

		$3,631,213

Chemicals — 2.3%
BASF SE	15,636	$1,671,674
LyondellBasell Industries NV, Class A	43,881	3,456,068
Monsanto Co.	19,295	2,055,882
PPG Industries, Inc.	13,676	2,493,955

		$9,677,579

Commercial Banks — 7.2%
Australia and New Zealand Banking Group, Ltd.	114,665	$3,020,304
Banco Bilbao Vizcaya Argentaria SA	101,957	1,216,224
BNP Paribas SA	24,730	1,909,282
Lloyds Banking Group PLC(1)	1,318,762	1,798,449
Mitsubishi UFJ Financial Group, Inc.	603,510	3,628,167
Mizuho Financial Group, Inc.	1,618,520	3,430,163
Natixis	610,960	3,583,976
PNC Financial Services Group, Inc. (The)	22,439	1,792,427
Regions Financial Corp.	202,961	2,064,114
Skandinaviska Enskilda Banken AB, Class A	134,081	1,727,591
Societe Generale	30,752	1,737,482
Swedbank AB, Class A	95,929	2,503,232
Westpac Banking Corp.	60,106	1,619,951

		$30,031,362

Commercial Services & Supplies — 0.2%
Brambles, Ltd.	90,669	$714,710

		$714,710

Communications Equipment — 1.1%
QUALCOMM, Inc.	24,257	$1,800,354
Telefonaktiebolaget LM Ericsson, Class B	231,321	2,832,493

		$4,632,847

1

Security	Shares	Value
Computers & Peripherals — 1.2%
Apple, Inc.	9,872	$4,941,923

		$4,941,923

Construction & Engineering — 1.1%
Vinci SA	67,910	$4,440,582

		$4,440,582

Consumer Finance — 1.3%
American Express Co.	35,023	$2,977,655
Discover Financial Services	47,038	2,523,589

		$5,501,244

Containers & Packaging — 0.4%
Amcor, Ltd.	183,866	$1,724,720

		$1,724,720

Diversified Consumer Services — 0.7%
Sotheby’s	61,923	$2,967,350

		$2,967,350

Diversified Financial Services — 3.2%
Bank of America Corp.	240,000	$4,020,000
Citigroup, Inc.	82,637	3,919,473
JPMorgan Chase & Co.	97,190	5,380,438

		$13,319,911

Diversified Telecommunication Services — 1.7%
Bezeq Israeli Telecommunication Corp., Ltd.	1,034,678	$1,576,772
Deutsche Telekom AG	187,600	3,033,329
Telenor ASA	113,530	2,361,847

		$6,971,948

Electric Utilities — 1.0%
Edison International	72,770	$3,504,603
SSE PLC	41,104	881,844

		$4,386,447

Electrical Equipment — 1.1%
Emerson Electric Co.	68,810	$4,537,331

		$4,537,331

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	269,950	$4,645,839

		$4,645,839

Energy Equipment & Services — 0.4%
FMC Technologies, Inc.(1)	36,000	$1,779,840

		$1,779,840

Food Products — 2.2%
Mondelez International, Inc., Class A	208,350	$6,823,463
Nestle SA	35,390	2,564,759

		$9,388,222

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	50,680	$1,857,929
Covidien PLC	25,463	1,737,595
Medtronic, Inc.	33,000	1,866,480

		$5,462,004

Hotels, Restaurants & Leisure — 0.8%
Compass Group PLC	130,000	$1,942,894
McDonald’s Corp.	17,120	1,612,190

		$3,555,084

2

Security	Shares	Value
Household Durables — 0.4%
Mohawk Industries, Inc.(1)	12,942	$1,840,094

		$1,840,094

Household Products — 1.8%
Reckitt Benckiser Group PLC	24,000	$1,796,943
Svenska Cellulosa AB SCA, Class B	202,971	5,771,556

		$7,568,499

Industrial Conglomerates — 1.6%
Danaher Corp.	24,240	$1,803,213
Koninklijke Philips NV	49,302	1,710,490
Siemens AG	27,000	3,415,877

		$6,929,580

Insurance — 5.4%
ACE, Ltd.	16,343	$1,533,137
Aflac, Inc.	34,424	2,161,138
Allianz SE	12,111	2,013,337
AXA SA	146,250	3,836,276
MetLife, Inc.	55,000	2,697,750
Progressive Corp.	272,000	6,321,280
Prudential PLC	113,118	2,277,082
Swiss Reinsurance Co., Ltd.(1)	21,000	1,812,322

		$22,652,322

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.(1)	6,621	$2,374,886

		$2,374,886

Internet Software & Services — 1.4%
eBay, Inc.(1)	19,830	$1,054,956
Facebook, Inc., Class A(1)	19,801	1,238,949
Google, Inc., Class A(1)	3,197	3,775,561

		$6,069,466

IT Services — 0.5%
Accenture PLC, Class A	24,670	$1,970,640

		$1,970,640

Machinery — 1.2%
Caterpillar, Inc.	40,000	$3,756,400
IMI PLC	47,427	1,163,833

		$4,920,233

Media — 2.1%
Comcast Corp., Class A	89,730	$4,885,799
WPP PLC	196,700	4,121,346

		$9,007,145

Metals & Mining — 1.1%
BHP Billiton PLC	37,374	$1,100,237
Freeport-McMoRan Copper & Gold, Inc.	110,974	3,596,668

		$4,696,905

Multi-Utilities — 0.9%
National Grid PLC	137,258	$1,776,748
Sempra Energy	22,320	2,069,287

		$3,846,035

Multiline Retail — 0.9%
Dollar General Corp.(1)	33,983	$1,913,923
Macy’s, Inc.	32,255	1,715,966

		$3,629,889

3

Security	Shares	Value
Oil, Gas & Consumable Fuels — 7.0%
BP PLC	215,586	$1,689,558
Chevron Corp.	40,274	4,495,787
ENI SpA	58,161	1,320,757
Exxon Mobil Corp.	59,004	5,437,809
Occidental Petroleum Corp.	73,863	6,468,183
Phillips 66	52,120	3,809,451
Royal Dutch Shell PLC, Class B	46,327	1,694,509
Total SA	77,630	4,428,918

		$29,344,972

Pharmaceuticals — 8.1%
Astellas Pharma, Inc.	42,081	$2,600,525
AstraZeneca PLC	50,210	3,184,022
Bayer AG	13,856	1,823,528
Chugai Pharmaceutical Co., Ltd.	111,134	2,521,049
Johnson & Johnson	15,041	1,330,677
Merck & Co., Inc.	69,452	3,678,872
Novartis AG	35,780	2,828,081
Pfizer, Inc.	56,583	1,720,123
Roche Holding AG PC	21,720	5,959,220
Sanofi	24,996	2,443,631
Shire PLC ADR	18,593	2,781,885
Takeda Pharmaceutical Co., Ltd.	66,938	3,111,212

		$33,982,825

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc.	13,490	$1,666,015

		$1,666,015

Real Estate Management & Development — 0.6%
Cheung Kong (Holdings), Ltd.	158,059	$2,350,731

		$2,350,731

Road & Rail — 1.0%
Union Pacific Corp.	23,290	$4,058,050

		$4,058,050

Semiconductors & Semiconductor Equipment — 0.2%
NXP Semiconductors NV(1)	18,039	$872,186

		$872,186

Software — 1.1%
Microsoft Corp.	97,648	$3,695,977
SAP AG	13,814	1,056,904

		$4,752,881

Specialty Retail — 1.9%
AutoNation, Inc.(1)	36,100	$1,782,979
Home Depot, Inc. (The)	21,088	1,620,613
Industria de Diseno Textil SA	14,963	2,228,502
Kingfisher PLC	377,198	2,287,049

		$7,919,143

Textiles, Apparel & Luxury Goods — 1.2%
Adidas AG	20,892	$2,329,279
Compagnie Financiere Richemont SA, Class A	17,594	1,627,532
Pandora A/S	15,358	881,144

		$4,837,955

Tobacco — 2.2%
British American Tobacco PLC	58,210	$2,777,647
Imperial Tobacco Group PLC	98,000	3,576,228
Japan Tobacco, Inc.	94,970	2,931,670

		$9,285,545

4

Security	Shares	Value
Trading Companies & Distributors — 0.4%
Mitsui & Co., Ltd.	125,120	$1,675,519

		$1,675,519

Wireless Telecommunication Services — 3.3%
Vodafone Group PLC	950,000	$3,520,430
Vodafone Group PLC ADR	280,505	10,395,515

		$13,915,945

Total Common Stocks (identified cost $303,535,844)		$341,945,342

Preferred Stocks — 11.3%

Security	Shares	Value
Banks — 0.6%
AgriBank FCB, 6.875% to 1/1/24(1)(2)	9,798	$985,618
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(3)	1,507	1,485,343

		$2,470,961

Capital Markets — 0.5%
Affiliated Managers Group, Inc., 6.375%	19,605	$468,020
Bank of New York Mellon Corp. (The), 5.20%	13,715	293,227
Charles Schwab Corp. (The), Series A, 7.00% to 2/1/22(2)	600	675,417
Goldman Sachs Group, Inc. (The), Series I, 5.95%	26,500	590,950
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(2)	11,750	271,660

		$2,299,274

Commercial Banks — 5.1%
Banco Santander SA, 5.95% to 1/30/19(2)(3)	135	$138,316
Barclays Bank PLC, 8.25% to 12/15/18(2)	1,180	1,237,419
Citigroup, Inc., Series B, 5.90% to 2/15/23(2)	845	833,432
Citigroup, Inc., Series K, 6.875% to 11/15/23(1)(2)	6,100	157,151
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	8,600	836,350
Credit Agricole SA, 8.125% to 9/19/18(2)(3)	225	250,879
Deutsche Bank Contingent Capital Trust III, 7.60%	20,000	526,800
Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(3)	7,300	745,513
Farm Credit Bank of Texas, Series 1, 10.00%	780	931,856
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(2)	460	409,185
First Tennessee Bank, 3.75%(3)(4)	676	461,581
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(2)(3)	1,000	1,446,545
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(2)	445	501,689
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(2)	460	426,579
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(2)	1,085	1,049,920
KeyCorp, Series A, 7.75%	8,409	1,085,686
Morgan Stanley Capital Trust III, 6.25%	39,000	967,980
Regions Financial Corp., Series A, 6.375%	37,186	866,806
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(2)	674	736,121
Royal Bank of Scotland Group PLC, Series T, 7.25%	30,500	748,470
Societe Generale, 7.875% to 12/18/23(2)(3)	781	800,427
Standard Chartered PLC, 7.014% to 7/30/37(2)(3)	13.99	1,480,834
SunTrust Banks, Inc., Series E, 5.875%	34,002	744,858
Synovus Financial Corp., Series C, 7.875% to 8/1/18(2)	17,000	466,013
Texas Capital Bancshares, Inc., 6.50%	20,005	455,314
Texas Capital Bancshares, Inc., Series A, 6.50%	17,500	407,050
Webster Financial Corp., Series E, 6.40%	19,935	450,960
Wells Fargo & Co., Series L, 7.50%	1,113	1,288,298
Zions Bancorporation, Series G, 6.30% to 3/15/23(2)	16,090	389,563
Zions Bancorporation, Series J, 7.20% to 9/15/23(2)	600	632,280

		$21,473,875

5

Security	Shares	Value
Consumer Finance — 0.7%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(2)	26,675	$722,959
Capital One Financial Corp., Series B, 6.00%	37,300	850,067
Discover Financial Services, Series B, 6.50%	49,500	1,187,134

		$2,760,160

Diversified Financial Services — 1.3%
Bank of America Corp., Series U, 5.20% to 6/1/23(2)	915	$832,109
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	14.15	1,605,816
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	2.10	221,554
KKR Financial Holdings, LLC, Series A, 7.375%	38,000	938,657
RBS Capital Funding Trust VII, Series G, 6.08%	6,360	136,740
UBS AG, 7.625%	1,539	1,827,327

		$5,562,203

Electric Utilities — 1.1%
AES Gener SA, 8.375% to 6/18/19(2)(3)	273	$287,333
Electricite de France SA, 5.25% to 1/29/23(2)(3)	1,207	1,168,846
Entergy Arkansas, Inc., 4.90%	41,830	883,659
Entergy Louisiana, LLC, 6.95%	1,402	140,989
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	7,500	165,000
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	14,785	295,239
Southern California Edison Co., Series E, 6.25% to 2/1/22(2)	500	521,083
Virginia Electric and Power Co., 6.12%	8	811,972

		$4,274,121

Food Products — 0.1%
Dairy Farmers of America, 7.875%(3)	4,700	$511,419
Ocean Spray Cranberries, Inc., 6.25%(3)	540	47,317

		$558,736

Insurance — 0.3%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(2)	23,664	$570,302
Endurance Specialty Holdings, Ltd., Series A, 7.75%	16,000	417,600
Prudential PLC, 6.50%	201	203,923

		$1,191,825

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	36,888	$837,782

		$837,782

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	18,782	$393,483

		$393,483

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(2)	29,220	$770,020

		$770,020

Real Estate Investment Trusts (REITs) — 0.8%
Cedar Realty Trust, Inc., Series B, 7.25%	13,000	$299,130
Chesapeake Lodging Trust, Series A, 7.75%	23,400	583,596
DDR Corp., Series J, 6.50%	25,300	567,985
DDR Corp., Series K, 6.25%	6,500	139,953
Digital Realty Trust, Inc., Series G, 5.875%	22,000	416,020
Sunstone Hotel Investors, Inc., Series D, 8.00%	24,800	631,626
Taubman Centers, Inc., Series K, 6.25%	21,600	470,664
Vornado Realty Trust, Series K, 5.70%	21,500	448,275

		$3,557,249

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(3)	233	$286,663

		$286,663

6

Security	Shares	Value
Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	37,000	$855,625

		$855,625

Total Preferred Stocks (identified cost $47,940,178)		$47,291,977

Corporate Bonds & Notes — 3.6%
Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(2)(3)	$437	$419,520

		$419,520

Commercial Banks — 0.7%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(2)(3)	$500	$386,250
Citigroup Capital III, 7.625%, 12/1/36	275	324,976
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(2)(3)	195	198,169
Credit Suisse AG, 6.50%, 8/8/23(3)	454	483,510
Credit Suisse Group AG, 7.50% to 12/11/23, 12/11/49(2)(3)	222	233,935
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(3)	660	879,450
Regions Financial Corp., 7.375%, 12/10/37	295	338,573

		$2,844,863

Diversified Financial Services — 0.3%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(3)	$1,692	$1,535,490

		$1,535,490

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(2)(3)	$875	$905,390

		$905,390

Electric Utilities — 0.7%
Enel SpA, 8.75% to 9/24/23, 9/24/73(2)(3)	$1,105	$1,201,687
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	1,578	1,594,899

		$2,796,586

Industrial Conglomerates — 0.1%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(2)(3)	$500	$533,750

		$533,750

Insurance — 1.1%
Allstate Corp. (The), Series B, 5.75% to 8/15/23, 8/15/53(2)	$980	$994,578
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(2)	350	519,750
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(2)(3)	590	584,100
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(2)(3)	550	568,676
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)	1,843	1,815,355

		$4,482,459

Pipelines — 0.4%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(2)(3)	$550	$511,500
Energy Transfer Partner, LP, 3.259%, 11/1/66(3)(4)	639	584,685
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(2)	510	529,532

		$1,625,717

Total Corporate Bonds & Notes (identified cost $14,665,603)		$15,143,775

7

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(5)	$4,020	$4,020,132

Total Short-Term Investments (identified cost $4,020,132)		$4,020,132

Total Investments — 97.3% (identified cost $370,161,757)		$408,401,226

Other Assets, Less Liabilities — 2.7%		$11,206,557

Net Assets — 100.0%		$419,607,783

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $18,973,478 or 4.5% of the Fund’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $966.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.3%	$225,696,171
United Kingdom	12.5	51,000,032
Japan	6.6	27,077,461
France	5.9	24,060,024
Switzerland	3.8	15,509,359
Germany	3.8	15,343,928
Sweden	3.1	12,834,872
Australia	2.0	8,232,461
Belgium	1.5	5,984,420
Netherlands	0.8	3,488,066
Spain	0.8	3,444,726
Cayman Islands	0.7	2,635,768
Italy	0.6	2,522,444
Norway	0.6	2,361,847
Hong Kong	0.6	2,350,731
Ireland	0.4	1,737,595
Israel	0.4	1,576,772
Denmark	0.2	881,144
Bermuda	0.1	570,302
China	0.1	419,520
Brazil	0.1	386,250
Chile	0.1	287,333

Total Investments	100.0%	$408,401,226

8

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/28/14	British Pound Sterling 4,429,000	United States Dollar 7,334,889	Citibank NA	$55,353	$—	$55,353
2/28/14	British Pound Sterling 4,429,000	United States Dollar 7,337,259	Standard Chartered Bank	57,722	—	57,722
2/28/14	British Pound Sterling 4,429,000	United States Dollar 7,343,061	State Street Bank and Trust Co.	63,524	—	63,524
2/28/14	Euro 1,711,000	United States Dollar 2,337,318	Citibank NA	29,679	—	29,679
2/28/14	Euro 1,711,000	United States Dollar 2,336,129	Standard Chartered Bank	28,490	—	28,490
2/28/14	Euro 1,711,000	United States Dollar 2,337,341	State Street Bank and Trust Co.	29,701	—	29,701
2/28/14	Japanese Yen 2,771,820,000	United States Dollar 27,117,122	Standard Chartered Bank	—	(15,316)	(15,316)

				$264,469	$(15,316)	$249,153

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

At January 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $264,469 and $15,316, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$370,414,248

Gross unrealized appreciation	$45,434,003
Gross unrealized depreciation	(7,447,025)

Net unrealized appreciation	$37,986,978

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$22,334,497	$22,596,902	$—	$44,931,399
Consumer Staples	6,823,463	25,403,223	—	32,226,686
Energy	21,991,070	9,133,742	—	31,124,812
Financials	37,057,016	38,464,569	—	75,521,585
Health Care	18,604,774	24,471,268	—	43,076,042
Industrials	28,838,446	13,121,011	—	41,959,457
Information Technology	23,996,385	3,889,397	—	27,885,782
Materials	11,602,573	4,496,631	—	16,099,204
Telecommunication Services	10,395,515	10,492,378	—	20,887,893
Utilities	5,573,890	2,658,592	—	8,232,482
Total Common Stocks	$187,217,629	$154,727,713 *	$—	$341,945,342
Preferred Stocks
Consumer Staples	$—	$558,736	$—	$558,736
Energy	—	770,020	—	770,020
Financials	12,262,620	27,908,552	—	40,171,172
Industrials	—	837,782	—	837,782
Telecommunication Services	—	286,663	—	286,663
Utilities	393,483	4,274,121	—	4,667,604
Total Preferred Stocks	$12,656,103	$34,635,874	$—	$47,291,977
Corporate Bonds & Notes	$—	$15,143,775	$—	$15,143,775
Short-Term Investments	—	4,020,132	—	4,020,132
Total Investments	$199,873,732	$208,527,494	$—	$408,401,226
Forward Foreign Currency Exchange Contracts	$—	$264,469	$—	$264,469
Total	$199,873,732	$208,791,963	$—	$408,665,695

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(15,316)	$—	$(15,316)
Total	$—	$(15,316)	$—	$(15,316)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Global Macro Absolute Return Fund

January 31, 2014 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $5,199,058,486 and the Fund owned 95.5% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 34.7%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	24,274	$34,082,240

Total Albania			$34,082,240

Australia — 3.1%
Australia Government Bond, 1.25%, 2/21/22(1)(2)	AUD	25,578	$22,383,259
Australia Government Bond, 5.50%, 4/21/23	AUD	16,587	16,300,466
Australia Government Bond, 5.75%, 7/15/22	AUD	130,198	129,659,279

Total Australia			$168,343,004

Bermuda — 0.9%
Government of Bermuda, 4.854%, 2/6/24(3)	USD	31,245	$31,011,319
Government of Bermuda, 5.603%, 7/20/20(3)	USD	16,732	18,170,952

Total Bermuda			$49,182,271

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(2)	CRC	1,503,937	$2,494,285
Titulo Propiedad UD, 1.63%, 7/13/16(2)	CRC	167,660	322,228

Total Costa Rica			$2,816,513

Croatia — 1.4%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	58,771	$77,464,667

Total Croatia			$77,464,667

Ecuador — 0.2%
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	10,641	$11,133,146

Total Ecuador			$11,133,146

Fiji — 0.3%
Republic of Fiji, 9.00%, 3/15/16	USD	16,564	$17,571,353

Total Fiji			$17,571,353

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$23,263,468

Total Germany			$23,263,468

Ghana — 0.4%
Ghana Government Bond, 14.25%, 7/25/16	GHS	3,540	$1,335,332
Ghana Government Bond, 16.73%, 1/11/16	GHS	7,526	3,033,137
Ghana Government Bond, 16.90%, 3/7/16	GHS	16,005	6,438,583
Ghana Government Bond, 21.00%, 10/26/15	GHS	9,170	3,946,876
Ghana Government Bond, 23.00%, 8/21/17	GHS	3,400	1,554,724
Ghana Government Bond, 26.00%, 6/5/17	GHS	4,801	2,331,087

Total Ghana			$18,639,739

Security	Principal Amount (000’s omitted)		Value
Guatemala — 0.3%
Republic of Guatemala, 4.875%, 2/13/28(3)	USD	20,060	$18,079,075

Total Guatemala			$18,079,075

Hungary — 0.9%
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	24,335	$33,998,863
Republic of Hungary, 4.375%, 7/4/17(1)	EUR	8,654	12,181,930
Republic of Hungary, 5.50%, 5/6/14(1)	GBP	2,983	4,969,950

Total Hungary			$51,150,743

Ivory Coast — 0.5%
Ivory Coast, 5.75%, 12/31/32(1)	USD	32,152	$28,052,620

Total Ivory Coast			$28,052,620

Jamaica — 0.3%
Government of Jamaica, 8.00%, 6/24/19	USD	10,245	$10,347,450
Government of Jamaica, 10.625%, 6/20/17	USD	7,325	8,084,969

Total Jamaica			$18,432,419

Jordan — 0.7%
Jordan Government Bond, 6.648%, 5/22/14	JOD	4,100	$5,858,028
Jordan Government Bond, 6.925%, 6/4/14	JOD	4,000	5,726,247
Jordan Government Bond, 7.078%, 7/18/14	JOD	800	1,150,725
Jordan Government Bond, 7.387%, 8/30/14	JOD	3,300	4,771,854
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	2,948,010
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	3,052,509
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	3,073,118
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	10,179	10,179,000

Total Jordan			$36,759,491

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	$2,229,466

Total Kenya			$2,229,466

Latvia — 0.2%
Republic of Latvia, 2.625%, 1/21/21(3)	EUR	7,870	$10,604,915

Total Latvia			$10,604,915

Lebanon — 0.6%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	4,800	$4,843,277
Lebanese Republic, 5.875%, 1/15/15	USD	1,000	1,020,000
Lebanese Republic, 8.50%, 8/6/15	USD	1,250	1,337,500
Lebanese Republic, 8.50%, 1/19/16(1)	USD	9,450	10,200,330
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	9,093,200	6,171,177
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	6,062,310	4,103,129
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	2,325,350	1,574,665
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	4,463,130	3,022,117

Total Lebanon			$32,272,195

Mexico — 1.8%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707	$95,398,535

Total Mexico			$95,398,535

Security	Principal Amount (000’s omitted)		Value
New Zealand — 1.9%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	43,936	$33,795,580
New Zealand Government Bond, 3.00%, 9/20/30(2)	NZD	33,654	27,910,969
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390	28,128,673
New Zealand Government Bond, 5.50%, 4/15/23	NZD	16,093	13,917,819

Total New Zealand			$103,753,041

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(3)	USD	8,147	$7,922,957

Total Paraguay			$7,922,957

Philippines — 1.1%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$7,999,351
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,627,848
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	38,677,193
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,275,582

Total Philippines			$60,579,974

Romania — 2.3%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	26,465	$38,381,041
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	12,823	18,586,367
Romania Government Bond, 5.75%, 1/27/16	RON	148,880	46,443,847
Romania Government Bond, 5.90%, 7/26/17	RON	66,330	21,005,378

Total Romania			$124,416,633

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	3,490	$3,376,575
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	25,220	24,400,350

Total Rwanda			$27,776,925

Serbia — 3.1%
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	4,181,000	$48,279,993
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280	8,823,156
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	2,289,957
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	11,664,972
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	16,513,463
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	19,700,826
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	33,651,265
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	453,390
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,769,881
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	7,630,066
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	16,426,556

Total Serbia			$169,203,525

Slovenia — 3.6%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	9,851	$13,282,186
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,977	49,772,118
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	10,680	14,252,868
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	21,900	29,823,614
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	16,632,137
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	68,886	70,521,354

Total Slovenia			$194,284,277

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 3.5%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	38,376	$36,936,900
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	14,907,600
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	36,699	37,065,990
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	6,342	6,357,855
Republic of Sri Lanka, 6.25%, 7/27/21(3)	USD	5,870	5,884,675
Republic of Sri Lanka, 7.40%, 1/22/15(3)	USD	1,100	1,148,125
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	817,150	5,398,702
Sri Lanka Government Bond, 7.00%, 3/1/14	LKR	1,502,670	11,491,585
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	591,390	4,259,516
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	130,830	961,838
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	306,840	2,318,869
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	1,923,280	14,449,864
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,647,330	12,356,916
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	421,350	3,255,903
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	3,767,430	27,778,267
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	589,910	4,541,843
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,580,804

Total Sri Lanka			$192,695,252

Tanzania — 0.2%
United Republic of Tanzania, 6.392%, 3/9/20(1)(4)	USD	8,170	$8,558,075

Total Tanzania			$8,558,075

Turkey — 4.0%
Hazine Mustesarligi Varlik Kiralama AS, 4.557%, 10/10/18(3)	USD	26,975	$26,671,531
Turkey Government Bond, 0.00%, 4/9/14	TRY	150,336	65,380,037
Turkey Government Bond, 2.00%, 10/26/22(2)	TRY	15,094	5,908,993
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	17,941	7,690,465
Turkey Government Bond, 3.00%, 7/21/21(2)	TRY	27,970	11,989,129
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	195,460	88,928,121
Turkey Government Bond, 6.50%, 1/7/15	TRY	31,260	13,335,904

Total Turkey			$219,904,180

Uganda — 0.1%
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$1,009,346
Uganda Government Bond, 14.125%, 12/1/16	UGX	10,296,100	4,253,709
Uganda Government Bond, 14.625%, 11/1/18	UGX	4,164,900	1,751,084

Total Uganda			$7,014,139

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	30,135	$1,356,435
Monetary Regulation Bill, 0.00%, 3/26/15(2)	UYU	262,277	11,184,960
Monetary Regulation Bill, 0.00%, 7/2/15(2)	UYU	115,872	4,878,061
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	24,400	894,785
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	100,000	3,558,384
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	36,534	1,545,365
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	4,804	205,184
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,458,343

Total Uruguay			$25,081,517

Venezuela — 0.9%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	50,682	$49,668,360

Total Venezuela			$49,668,360

Total Foreign Government Bonds (identified cost $1,926,788,196)			$1,886,334,715

Foreign Corporate Bonds & Notes — 0.1%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Bank of Georgia JSC, 4.00%, 1/8/15	USD	5,266	$5,271,227

Total Georgia			$5,271,227

Total Foreign Corporate Bonds & Notes (identified cost $5,266,000)			$5,271,227

Debt Obligations – United States — 38.9%

Corporate Bonds & Notes — 0.0%(5)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$630,388

Total Corporate Bonds & Notes (identified cost $520,846)			$630,388

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$205,846	$236,774
Series 1548, Class Z, 7.00%, 7/15/23		196,788	220,946
Series 1650, Class K, 6.50%, 1/15/24		1,213,281	1,336,047
Series 1817, Class Z, 6.50%, 2/15/26		155,033	172,323
Series 1927, Class ZA, 6.50%, 1/15/27		604,762	674,410
Series 2127, Class PG, 6.25%, 2/15/29		858,896	952,338
Series 2344, Class ZD, 6.50%, 8/15/31		1,184,605	1,314,634
Series 2458, Class ZB, 7.00%, 6/15/32		2,035,853	2,317,273

			$7,224,745

Federal National Mortgage Association:
Series 1992-180, Class F, 1.308%, 10/25/22(6)		$735,207	$748,872
Series 1993-16, Class Z, 7.50%, 2/25/23		735,859	835,906
Series 1993-79, Class PL, 7.00%, 6/25/23		496,225	558,690
Series 1993-104, Class ZB, 6.50%, 7/25/23		203,029	228,293
Series 1993-121, Class Z, 7.00%, 7/25/23		2,911,183	3,278,735
Series 1993-141, Class Z, 7.00%, 8/25/23		557,849	628,636
Series 1994-42, Class ZQ, 7.00%, 4/25/24		3,414,371	3,875,636
Series 1994-79, Class Z, 7.00%, 4/25/24		679,791	776,490
Series 1994-89, Class ZQ, 8.00%, 7/25/24		529,098	613,647
Series 1996-35, Class Z, 7.00%, 7/25/26		166,097	188,893
Series 1998-16, Class H, 7.00%, 4/18/28		476,745	543,928
Series 1998-44, Class ZA, 6.50%, 7/20/28		873,078	995,910
Series 1999-25, Class Z, 6.00%, 6/25/29		1,053,290	1,165,610
Series 2000-2, Class ZE, 7.50%, 2/25/30		218,056	252,470
Series 2000-49, Class A, 8.00%, 3/18/27		643,476	754,167
Series 2001-31, Class ZA, 6.00%, 7/25/31		6,972,784	7,708,855
Series 2001-37, Class GA, 8.00%, 7/25/16		33,302	35,078
Series 2001-74, Class QE, 6.00%, 12/25/31		2,174,478	2,393,307
Series 2009-48, Class WA, 5.831%, 7/25/39(7)		8,847,839	9,889,761
Series 2011-38, Class SA, 13.026%, 5/25/41(8)		9,999,422	10,349,811
Series G48, Class Z, 7.10%, 12/25/21		625,881	695,326
Series G92-60, Class Z, 7.00%, 10/25/22		1,390,279	1,534,571
Series G93-1, Class K, 6.675%, 1/25/23		963,490	1,076,144

Security	Principal Amount	Value
Series G93-31, Class PN, 7.00%, 9/25/23	$2,848,354	$3,214,521
Series G93-41, Class ZQ, 7.00%, 12/25/23	5,837,967	6,594,926
Series G94-7, Class PJ, 7.50%, 5/17/24	939,445	1,080,139

		$60,018,322

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$651,774	$735,203
Series 1996-22, Class Z, 7.00%, 10/16/26	523,207	592,749
Series 1999-42, Class Z, 8.00%, 11/16/29	1,559,995	1,841,995
Series 2000-21, Class Z, 9.00%, 3/16/30	2,276,288	2,760,794
Series 2001-35, Class K, 6.45%, 10/26/23	215,172	240,880

		$6,171,621

Total Collateralized Mortgage Obligations (identified cost $69,651,138)		$73,414,688

Mortgage Pass-Throughs — 19.0%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.453%, with maturity at 2036(9)	$5,445,013	$5,779,985
2.903%, with maturity at 2035(9)	4,623,465	4,908,553
3.26%, with maturity at 2023(9)	193,480	202,442
3.268%, with maturity at 2029(9)	777,046	789,691
4.336%, with maturity at 2030(9)	1,124,020	1,220,616
4.50%, with various maturities to 2035	2,656,003	2,841,156
5.00%, with various maturities to 2019	1,955,474	2,065,203
5.50%, with various maturities to 2019	5,882,255	6,245,174
6.00%, with various maturities to 2035	42,304,644	46,965,523
6.50%, with various maturities to 2033	36,849,212	41,960,965
6.60%, with maturity at 2030	2,056,553	2,406,455
7.00%, with various maturities to 2036	37,617,832	43,738,346
7.31%, with maturity at 2026	133,912	158,575
7.50%, with various maturities to 2035	22,034,015	25,792,063
7.95%, with maturity at 2022	322,291	375,993
8.00%, with various maturities to 2034	8,353,150	10,062,732
8.15%, with maturity at 2021	150,398	173,828
8.30%, with maturity at 2021	34,247	37,888
8.47%, with maturity at 2018	61,472	68,886
8.50%, with various maturities to 2028	728,757	865,386
9.00%, with various maturities to 2027	1,352,513	1,587,293
9.50%, with maturity at 2027	158,214	190,516
9.75%, with maturity at 2016	741	784
10.00%, with various maturities to 2020	398,007	448,745
10.50%, with maturity at 2021	241,737	274,449
11.00%, with maturity at 2016	178,030	191,318

		$199,352,565

Federal National Mortgage Association:
2.033%, with maturity at 2022(9)	$1,618,213	$1,655,294
2.074%, with maturity at 2027(9)	322,709	331,507
2.206%, with maturity at 2023(9)	936,482	960,705
2.207%, with various maturities to 2033(9)	15,637,619	16,140,039
2.212%, with maturity at 2038(9)	1,100,265	1,138,369
2.213%, with various maturities to 2035(9)	21,359,813	22,103,856
2.234%, with maturity at 2035(9)	4,403,913	4,542,654
2.275%, with maturity at 2028(9)	227,923	238,340
2.363%, with maturity at 2025(9)	1,137,334	1,175,161
2.563%, with maturity at 2024(9)	752,521	781,179

Security	Principal Amount	Value
3.159%, with maturity at 2023(9)	$108,712	$112,482
3.652%, with maturity at 2034(9)	2,903,094	3,152,580
3.735%, with maturity at 2035(9)	9,128,441	9,912,921
4.038%, with maturity at 2035(9)	7,802,997	8,473,571
5.00%, with various maturities to 2033	3,864,206	4,146,895
5.50%, with various maturities to 2023	9,682,415	10,278,848
6.00%, with various maturities to 2038(10)	259,467,269	288,086,223
6.323%, with maturity at 2032(9)	2,940,898	3,254,742
6.50%, with various maturities to 2038	114,197,352	128,241,995
7.00%, with various maturities to 2037	90,952,454	105,389,695
7.071%, with maturity at 2025(9)	104,525	111,123
7.50%, with various maturities to 2037	64,434,210	75,366,708
8.00%, with various maturities to 2030	5,153,558	6,143,592
8.50%, with various maturities to 2037	8,808,272	10,630,735
9.00%, with various maturities to 2032	2,265,276	2,619,757
9.09%, with maturity at 2028(7)	255,719	284,521
9.50%, with various maturities to 2031	2,011,506	2,430,807
10.282%, with maturity at 2027(7)	270,337	308,045
10.50%, with maturity at 2029	225,959	270,326
11.00%, with maturity at 2016	1,258	1,273
11.50%, with maturity at 2031	315,052	389,089

		$708,673,032

Government National Mortgage Association:
2.00%, with maturity at 2024(9)	$478,557	$497,135
6.00%, with various maturities to 2033	36,446,841	41,945,594
6.50%, with various maturities to 2032	16,788,716	19,374,416
7.00%, with various maturities to 2035	34,383,104	40,280,764
7.50%, with various maturities to 2031	5,547,788	6,524,880
7.75%, with maturity at 2019	26,950	30,944
8.00%, with various maturities to 2034	12,859,939	15,219,874
8.30%, with various maturities to 2020	46,858	51,667
8.50%, with various maturities to 2021	570,995	629,586
9.00%, with various maturities to 2025	273,589	323,975
9.50%, with various maturities to 2026	1,048,587	1,287,990

		$126,166,825

Total Mortgage Pass-Throughs (identified cost $1,009,386,711)		$1,034,192,422

U.S. Government Agency Obligations — 5.8%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$22,299,820
4.125%, 3/13/20	65,000,000	72,311,850
4.625%, 9/11/20	19,325,000	22,063,778
5.25%, 12/11/20	11,545,000	13,573,710
5.25%, 12/9/22	14,850,000	17,458,462
5.365%, 9/9/24	12,700,000	14,968,995
5.375%, 9/30/22	49,780,000	59,289,424
5.375%, 8/15/24	22,000,000	26,112,636
5.625%, 6/11/21	12,850,000	15,523,507
5.75%, 6/12/26	14,850,000	18,097,353

		$281,699,535

Security	Principal Amount	Value
United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$5,951,825
5.50%, 4/26/24	22,500,000	26,863,515

		$32,815,340

Total U.S. Government Agency Obligations (identified cost $289,007,041)		$314,514,875

U.S. Treasury Obligations — 12.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(10)	$1,500,000	$2,073,926
U.S. Treasury Bond, 11.25%, 2/15/15(10)	250,000,000	278,608,500
U.S. Treasury Note, 4.00%, 2/15/14(10)	200,000,000	200,257,800
U.S. Treasury Note, 4.75%, 5/15/14(10)	206,500,000	209,194,205

Total U.S. Treasury Obligations (identified cost $689,698,382)		$690,134,431

Total Debt Obligations – United States (identified cost $2,058,264,118)		$2,112,886,804

Common Stocks — 0.3%

Security	Shares	Value
Germany — 0.2%
Deutsche EuroShop AG	127,565	$5,384,162
Deutsche Wohnen AG	286,888	5,368,940

Total Germany		$10,753,102

Luxembourg — 0.1%
GAGFAH SA(11)	377,967	$5,433,007

Total Luxembourg		$5,433,007

Total Common Stocks (identified cost $12,124,062)		$16,186,109

Precious Metals — 0.6%

Description	Troy Ounces	Value
Platinum(11)	24,986	$34,433,280

Total Precious Metals (identified cost $43,799,986)		$34,433,280

Currency Call Options Purchased — 0.0%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Bank of America	COP	10,531,260	COP	1,845.00	6/12/14	$7,146
Colombian Peso	Citibank NA	COP	61,529,039	COP	1,757.00	2/18/14	1,007
Colombian Peso	Citibank NA	COP	58,748,079	COP	1,757.00	2/18/14	962
Colombian Peso	Citibank NA	COP	58,160,190	COP	1,757.00	2/18/14	952
Colombian Peso	Citibank NA	COP	39,329,400	COP	1,757.00	2/18/14	644
Colombian Peso	Citibank NA	COP	24,390,186	COP	1,757.00	2/18/14	399
Colombian Peso	JPMorgan Chase Bank	COP	23,314,690	COP	1,757.00	2/18/14	382
Colombian Peso	JPMorgan Chase Bank	COP	18,580,951	COP	1,757.00	2/18/14	304
Colombian Peso	JPMorgan Chase Bank	COP	14,352,100	COP	1,757.00	2/18/14	235

Total Currency Call Options Purchased (identified cost $2,025,684)							$12,031

Currency Put Options Purchased — 0.0%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	166,991	GBP	1.35	3/13/14	$1,922
British Pound Sterling	Citibank NA	GBP	123,052	GBP	1.40	3/13/14	2,023
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	79,501	GBP	1.35	3/13/14	915
Yuan Renminbi	Goldman Sachs International	CNY	226,620	CNY	6.35	10/7/14	72,548
Yuan Renminbi	JPMorgan Chase Bank	CNY	210,210	CNY	6.35	9/30/14	67,295
Yuan Renminbi	Standard Chartered Bank	CNY	429,950	CNY	6.25	4/7/14	10,713
Yuan Renminbi Offshore	Goldman Sachs International	CNH	429,950	CNH	6.25	4/4/14	8,976
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	436,830	CNH	6.35	10/6/14	149,822

Total Currency Put Options Purchased (identified cost $7,603,701)							$314,214

Interest Rate Swaptions Purchased — 0.0%(5)
Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$383,859

Total Interest Rate Swaptions Purchased (identified cost $6,205,080)				$383,859

Short-Term Investments — 25.4%

Foreign Government Securities — 15.7%
Security	Principal Amount (000’s omitted)		Value
Kenya — 1.7%
Kenya Treasury Bill, 0.00%, 3/24/14	KES	398,150	$4,549,365
Kenya Treasury Bill, 0.00%, 4/14/14	KES	1,379,200	15,677,639
Kenya Treasury Bill, 0.00%, 4/21/14	KES	1,481,600	16,812,671
Kenya Treasury Bill, 0.00%, 6/9/14	KES	736,000	8,237,799
Kenya Treasury Bill, 0.00%, 6/16/14	KES	620,000	6,924,832
Kenya Treasury Bill, 0.00%, 8/18/14	KES	240,000	2,629,914
Kenya Treasury Bill, 0.00%, 9/22/14	KES	971,800	10,545,845
Kenya Treasury Bill, 0.00%, 9/29/14	KES	77,600	840,466
Kenya Treasury Bill, 0.00%, 10/20/14	KES	406,200	4,373,794
Kenya Treasury Bill, 0.00%, 11/17/14	KES	312,300	3,336,566
Kenya Treasury Bill, 0.00%, 11/24/14	KES	672,000	7,165,535
Kenya Treasury Bill, 0.00%, 12/1/14	KES	780,700	8,308,353
Kenya Treasury Bill, 0.00%, 12/15/14	KES	465,400	4,933,545

Total Kenya			$94,336,324

Lebanon — 2.5%
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	6,772,560	$4,467,890
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	7,185,560	4,735,990
Lebanon Treasury Bill, 0.00%, 4/24/14	LBP	6,808,800	4,483,538
Lebanon Treasury Bill, 0.00%, 5/1/14	LBP	11,739,000	7,722,914
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	1,690,000	1,110,658
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	14,250,220	9,347,688
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	4,849,740	3,178,302
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	5,792,720	3,788,510
Lebanon Treasury Bill, 0.00%, 6/19/14	LBP	24,762,820	16,179,853
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	12,048,000	7,857,154
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	12,230,260	7,968,440
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	31,430,630	20,454,008
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,783,000	3,109,624
Lebanon Treasury Bill, 0.00%, 7/31/14	LBP	13,370,730	8,684,490
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	12,907,000	8,294,428
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	25,102,700	15,967,184
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	6,301,050	3,999,966
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	9,805,760	6,206,087

Total Lebanon			$137,556,724

Mexico — 2.3%
Mexico Cetes, 0.00%, 4/3/14	MXN	124,800	$9,282,057
Mexico Cetes, 0.00%, 4/30/14	MXN	623,310	46,207,153
Mexico Cetes, 0.00%, 6/26/14	MXN	123,580	9,115,388
Mexico Cetes, 0.00%, 8/21/14	MXN	816,667	59,896,852

Total Mexico			$124,501,450

Security	Principal Amount (000’s omitted)		Value
Nigeria — 0.9%
Nigeria Treasury Bill, 0.00%, 2/6/14	NGN	2,002,410	$12,285,948
Nigeria Treasury Bill, 0.00%, 2/20/14	NGN	1,501,288	9,180,715
Nigeria Treasury Bill, 0.00%, 2/27/14	NGN	635,400	3,871,386
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	1,921,487	11,695,490
Nigeria Treasury Bill, 0.00%, 3/20/14	NGN	1,743,000	10,559,149

Total Nigeria			$47,592,688

Philippines — 2.4%
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	1,332,240	$29,393,838
Philippine Treasury Bill, 0.00%, 4/10/14	PHP	1,380,880	30,401,009
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	1,177,420	25,882,317
Philippine Treasury Bill, 0.00%, 8/6/14	PHP	50,000	1,092,263
Philippine Treasury Bill, 0.00%, 9/3/14	PHP	50,000	1,090,447
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	880,900	19,171,827
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	1,142,710	24,828,277

Total Philippines			$131,859,978

Serbia — 1.8%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	52,450	$607,574
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	810,400	9,299,310
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	1,313,930	14,882,685
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	1,230,840	13,427,751
Serbia Treasury Bill, 0.00%, 12/11/14	RSD	932,300	10,087,256
Serbia Treasury Bill, 0.00%, 1/9/15	RSD	1,979,440	21,279,195
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	2,315,000	24,776,515

Total Serbia			$94,360,286

Singapore — 0.0%(5)
Singapore Treasury Bill, 0.00%, 3/21/14	SGD	1,101	$862,053

Total Singapore			$862,053

Sri Lanka — 2.7%
Sri Lanka Treasury Bill, 0.00%, 2/21/14	LKR	2,028,500	$15,469,567
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	719,480	5,479,825
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	2,976,230	22,638,998
Sri Lanka Treasury Bill, 0.00%, 3/21/14	LKR	1,557,360	11,815,786
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	1,828,620	13,855,930
Sri Lanka Treasury Bill, 0.00%, 4/4/14	LKR	202,200	1,530,136
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	170,430	1,288,026
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	224,870	1,694,963
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	355,830	2,674,985
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	109,690	817,096
Sri Lanka Treasury Bill, 0.00%, 7/25/14	LKR	295,330	2,187,643
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	981,420	7,176,432
Sri Lanka Treasury Bill, 0.00%, 10/17/14	LKR	973,060	7,096,475
Sri Lanka Treasury Bill, 0.00%, 10/31/14	LKR	1,427,800	10,385,292
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	1,631,690	11,790,145
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	565,190	4,078,538
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	237,560	1,712,045
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	1,252,160	9,012,181
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	548,460	3,942,238
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	1,338,030	9,604,243
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	380,000	2,716,255

Total Sri Lanka			$146,966,799

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.1%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	7,431,400	$2,755,561
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	4,822,600	1,780,091
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	3,677,000	1,344,347
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	3,677,000	1,330,920

Total Uganda			$7,210,919

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 4/16/14(2)	UYU	251,636	$11,249,035
Monetary Regulation Bill, 0.00%, 5/16/14(2)	UYU	351,124	15,623,238
Monetary Regulation Bill, 0.00%, 7/23/14	UYU	63,000	2,663,316
Monetary Regulation Bill, 0.00%, 8/29/14(2)	UYU	21,811	956,886
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	63,911	2,654,485
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	26,300	1,078,345
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	114,480	4,519,000

Total Uruguay			$38,744,305

Zambia — 0.6%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	14,780	$2,480,628
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	51,950	8,642,615
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	45,200	7,478,555
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	23,985	3,956,082
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	55,060	9,010,819

Total Zambia			$31,568,699

Total Foreign Government Securities (identified cost $874,972,364)			$855,560,225

U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/20/14(10)		$20,000	$19,998,620

Total U.S. Treasury Obligations (identified cost $19,998,303)			$19,998,620

Repurchase Agreements — 5.1%
Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 10/21/13 with an interest rate of 0.35%, collateralized by USD 10,000,000 Turkey Government Bond 7.50%, due 7/14/17 and a market value, including accrued interest, of $11,172,917.(12)	USD	11,743	$11,743,000
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 16,605,463, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $22,638,231.	EUR	16,611	22,403,248
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 22,387,160, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $30,506,063.	EUR	22,395	30,203,620

Description	Principal Amount (000’s omitted)		Value
Dated 1/17/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 24,696,165, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $33,537,373.	EUR	24,704	$33,318,812
Dated 1/31/14 with a maturity date of 2/19/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 13,228,435, collateralized by USD 13,570,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $13,255,299.	USD	13,231	13,230,750
Barclays Bank PLC:
Dated 11/18/13 with an interest rate of 0.50%, collateralized by USD 8,000,000 Bolivarian Republic of Venezuela 5.50%, due 4/12/37 and a market value, including accrued interest, of $4,045,222.(12)	USD	4,350	4,350,000
Dated 11/19/13 with an interest rate of 0.50%, collateralized by USD 7,000,000 Bolivarian Republic of Venezuela 5.25%, due 4/12/17 and a market value, including accrued interest, of $4,888,771.(12)	USD	5,128	5,127,500
Dated 1/2/14 with a maturity date of 2/6/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 2,382,533, collateralized by USD 2,429,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,413,625.	USD	2,383	2,383,456
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 9,271,462, collateralized by USD 8,090,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $9,134,453.	USD	9,273	9,273,162
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.30% payable by the Portfolio and repurchase proceeds of USD 7,774,162, collateralized by USD 6,440,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $7,861,809.	USD	7,776	7,776,300
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 22,925,227, collateralized by USD 23,225,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $23,077,994.	USD	22,935	22,934,687
Dated 1/16/14 with a maturity date of 2/21/14, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 11,746,904, collateralized by USD 10,658,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $11,795,186.	USD	11,750	11,750,445
Dated 1/16/14 with a maturity date of 2/21/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 6,676,948, collateralized by USD 6,243,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $6,690,979.	USD	6,680	6,680,010
Dated 1/21/14 with a maturity date of 2/27/14, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 550,530, collateralized by USD 490,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $553,261.	USD	551	550,638
Dated 1/21/14 with a maturity date of 2/27/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 2,191,291, collateralized by USD 2,220,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,205,948.	USD	2,192	2,192,250
Dated 1/23/14 with a maturity date of 2/14/14, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 6,620,394, collateralized by USD 6,808,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $6,650,116.	USD	6,621	6,620,780
Dated 1/28/14 with a maturity date of 3/3/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of USD 4,788,260, collateralized by USD 4,900,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,793,486.	USD	4,790	4,789,750

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank:
Dated 12/24/13 with an interest rate of 0.40%, collateralized by USD 12,000,000 Bolivarian Republic of Venezuela 5.00%, due 10/28/15 and a market value, including accrued interest, of $10,295,000.(12)	USD	10,053	$10,053,333
Dated 1/16/14 with an interest rate of 0.40%, collateralized by USD 8,000,000 Bolivarian Republic of Venezuela 7.75%, due 10/13/19 and a market value, including accrued interest, of $5,546,000.(12)	USD	5,969	5,968,778
Nomura International PLC:
Dated 1/10/14 with a maturity date of 2/7/14, an interest rate of 0.05% and repurchase proceeds of EUR 16,887,539, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $22,989,428.	EUR	16,887	22,775,489
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 21,164,260, collateralized by USD 17,519,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $21,386,806.	USD	21,174	21,173,965
Dated 1/16/14 with a maturity date of 2/20/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 1,851,697, collateralized by USD 1,870,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $1,829,351.	USD	1,852	1,852,469
Dated 1/23/14 with a maturity date of 2/28/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 9,675,869, collateralized by USD 9,779,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $9,566,429.	USD	9,679	9,679,499
Dated 1/28/14 with a maturity date of 3/3/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 1,954,626, collateralized by USD 2,000,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $1,956,525.	USD	1,955	1,955,467
Dated 1/31/14 with a maturity date of 3/10/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 9,396,004, collateralized by USD 8,760,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $9,439,557.	USD	9,400	9,400,312

Total Repurchase Agreements (identified cost $278,742,379)			$278,187,720

Other — 4.2%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(13)		$231,423	$231,422,765

Total Other (identified cost $231,422,765)			$231,422,765

Total Short-Term Investments (identified cost $1,405,135,811)			$1,385,169,330

Total Investments — 100.0% (identified cost $5,467,212,638)			$5,440,991,569

Currency Call Options Written — (0.0)%(5)
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Goldman Sachs International	COP	10,531,260	COP	1,845.00	6/12/14	$(7,146)
Colombian Peso	JPMorgan Chase Bank	COP	56,247,741	COP	1,757.00	2/18/14	(921)

Total Currency Call Options Written (premiums received $9,289)							$(8,067)

Currency Put Options Written — (0.1)%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	2,725,627	INR	67.00	6/16/14	$(714,155)
Indian Rupee	Goldman Sachs International	INR	2,438,735	INR	65.00	6/9/14	(933,360)
Indian Rupee	Goldman Sachs International	INR	4,340,160	INR	72.00	7/1/14	(522,266)
Indian Rupee	JPMorgan Chase Bank	INR	2,482,090	INR	65.00	6/9/14	(949,953)
Indian Rupee	JPMorgan Chase Bank	INR	2,302,723	INR	67.00	6/16/14	(603,348)
Indian Rupee	JPMorgan Chase Bank	INR	5,218,064	INR	70.00	6/19/14	(778,535)
Indian Rupee	JPMorgan Chase Bank	INR	4,133,520	INR	72.00	7/1/14	(497,401)

Total Currency Put Options Written (premiums received $6,399,976)							$(4,999,018)

Other Assets, Less Liabilities — 0.1%							$7,477,202

Net Assets — 100.0%							$5,443,461,686

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $422,891,951 or 7.8% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $251,481,243 or 4.6% of the Portfolio’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Floating-rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2014.

(9)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2014.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)	Non-income producing.

(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $67,788.

Securities Sold Short — (4.3)%

Foreign Government Bonds — (4.3)%

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — (0.6)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(13,570)	$(13,027,200)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(6,808)	(6,535,680)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(10,658)	(11,537,285)

Total Dominican Republic			$(31,100,165)

Ghana — (0.3)%
Republic of Ghana, 7.875%, 8/7/23	USD	(16,549)	$(15,559,370)

Total Ghana			$(15,559,370)

Qatar — (1.5)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(8,760)	$(9,427,512)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(8,580)	(9,673,950)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(6,243)	(6,680,010)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(23,959)	(28,760,384)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(27,874)	(27,664,945)

Total Qatar			$(82,206,801)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(22,515,203)

Total Spain			$(22,515,203)

Supranational — (1.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(22,604,758)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(32,585,406)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(29,592,859)

Total Supranational			$(84,783,023)

Total Foreign Government Bonds (proceeds $228,732,199)			$(236,164,562)

Total Securities Sold Short (proceeds $228,732,199)			$(236,164,562)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $126,261,666 or 2.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/14	Euro 3,761,079	United States Dollar 5,087,950	Goldman Sachs International	$15,385	$—	$15,385
2/3/14	Japanese Yen 3,064,144,000	United States Dollar 31,203,096	Nomura International PLC	1,212,453	—	1,212,453
2/3/14	Japanese Yen 1,686,910,000	United States Dollar 17,178,310	Nomura International PLC	667,494	—	667,494
2/3/14	United States Dollar 5,112,435	Euro 3,761,079	Goldman Sachs International	—	(39,869)	(39,869)
2/3/14	United States Dollar 29,879,804	Japanese Yen 3,064,144,000	Nomura International PLC	110,839	—	110,839
2/3/14	United States Dollar 16,449,795	Japanese Yen 1,686,910,000	Nomura International PLC	61,021	—	61,021
2/4/14	Brazilian Real 32,356,111	United States Dollar 13,335,577	Bank of America	—	(72,114)	(72,114)
2/4/14	Brazilian Real 53,874,000	United States Dollar 24,176,090	BNP Paribas	1,851,839	—	1,851,839
2/4/14	Brazilian Real 31,416,889	United States Dollar 12,948,477	Citibank NA	—	(70,021)	(70,021)
2/4/14	Brazilian Real 107,748,000	United States Dollar 48,365,203	Morgan Stanley & Co. International PLC	3,716,700	—	3,716,700
2/4/14	Brazilian Real 66,751,000	United States Dollar 27,511,437	Morgan Stanley & Co. International PLC	—	(148,772)	(148,772)
2/4/14	Brazilian Real 31,098,000	United States Dollar 12,817,047	Standard Chartered Bank	—	(69,310)	(69,310)
2/4/14	Euro 60,208,000	United States Dollar 81,461,424	Goldman Sachs International	258,924	—	258,924
2/4/14	Euro 16,064,000	United States Dollar 21,731,540	Goldman Sachs International	66,031	—	66,031
2/4/14	Euro 136,478,000	United States Dollar 184,047,407	Goldman Sachs International	—	(20,406)	(20,406)
2/4/14	Euro 23,601,000	United States Dollar 31,769,023	Goldman Sachs International	—	(61,634)	(61,634)
2/4/14	Euro 36,605,000	United States Dollar 49,273,991	Goldman Sachs International	—	(95,155)	(95,155)
2/4/14	Swiss Franc 168,297,903	United States Dollar 185,960,424	Goldman Sachs International	334,325	—	334,325
2/4/14	Swiss Franc 19,809,000	United States Dollar 21,872,688	Goldman Sachs International	24,125	—	24,125
2/4/14	Swiss Franc 14,241,000	United States Dollar 15,724,618	Goldman Sachs International	17,344	—	17,344
2/4/14	United States Dollar 13,260,701	Brazilian Real 32,356,111	Bank of America	146,990	—	146,990
2/4/14	United States Dollar 22,204,179	Brazilian Real 53,874,000	BNP Paribas	120,072	—	120,072

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/14	United States Dollar 12,865,229	Brazilian Real 31,416,889	Citibank NA	$153,269	$—	$153,269
2/4/14	United States Dollar 21,752,833	Swiss Franc 19,809,000	Goldman Sachs International	95,730	—	95,730
2/4/14	United States Dollar 15,679,949	Swiss Franc 14,241,000	Goldman Sachs International	27,325	—	27,325
2/4/14	United States Dollar 81,193,498	Euro 60,208,000	Goldman Sachs International	9,002	—	9,002
2/4/14	United States Dollar 49,363,673	Euro 36,605,000	Goldman Sachs International	5,473	—	5,473
2/4/14	United States Dollar 31,827,129	Euro 23,601,000	Goldman Sachs International	3,529	—	3,529
2/4/14	United States Dollar 21,663,107	Euro 16,064,000	Goldman Sachs International	2,402	—	2,402
2/4/14	United States Dollar 185,831,064	Swiss Franc 168,297,903	Goldman Sachs International	—	(204,965)	(204,965)
2/4/14	United States Dollar 185,785,454	Euro 136,478,000	Goldman Sachs International	—	(1,717,642)	(1,717,642)
2/4/14	United States Dollar 44,408,358	Brazilian Real 107,748,000	Morgan Stanley & Co. International PLC	240,145	—	240,145
2/4/14	United States Dollar 27,645,889	Brazilian Real 66,751,000	Morgan Stanley & Co. International PLC	14,320	—	14,320
2/4/14	United States Dollar 12,914,452	Brazilian Real 31,098,000	Standard Chartered Bank	—	(28,095)	(28,095)
2/5/14	Euro 201,680,000	United States Dollar 273,744,298	Goldman Sachs International	1,738,507	—	1,738,507
2/5/14	Euro 3,760,000	United States Dollar 5,054,042	Goldman Sachs International	—	(17,070)	(17,070)
2/5/14	Nigerian Naira 1,009,453,500	United States Dollar 6,206,930	Deutsche Bank	1,857	—	1,857
2/5/14	Philippine Peso 1,332,240,000	United States Dollar 29,758,756	Barclays Bank PLC	363,621	—	363,621
2/5/14	Romanian Leu 160,844,567	Euro 35,576,423	Standard Chartered Bank	—	(236,567)	(236,567)
2/5/14	United States Dollar 4,118,671	Ugandan Shilling 10,409,940,000	Barclays Bank PLC	89,513	—	89,513
2/5/14	United States Dollar 18,387,020	Ugandan Shilling 45,572,230,000	Citibank NA	35,403	—	35,403
2/5/14	United States Dollar 32,707,061	Nigerian Naira 5,341,063,000	Deutsche Bank	124,256	—	124,256
2/5/14	United States Dollar 78,141,719	Euro 57,955,736	Goldman Sachs International	23,175	—	23,175
2/5/14	United States Dollar 9,045,790	Euro 6,618,758	Goldman Sachs International	—	(119,072)	(119,072)
2/5/14	United States Dollar 20,089,474	Euro 14,706,897	Goldman Sachs International	—	(254,284)	(254,284)
2/5/14	United States Dollar 29,536,332	Euro 21,642,445	Goldman Sachs International	—	(347,169)	(347,169)
2/5/14	United States Dollar 30,435,870	Euro 22,242,102	Goldman Sachs International	—	(437,950)	(437,950)
2/5/14	United States Dollar 33,734,005	Euro 24,671,083	Goldman Sachs International	—	(460,119)	(460,119)
2/5/14	United States Dollar 38,075,983	Euro 27,860,000	Goldman Sachs International	—	(501,205)	(501,205)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/5/14	United States Dollar 40,634,263	Euro 29,742,979	Goldman Sachs International	$—	$(519,911)	$(519,911)
2/5/14	United States Dollar 6,296,398	Ugandan Shilling 15,926,738,441	Standard Chartered Bank	141,934	—	141,934
2/6/14	Romanian Leu 105,477,800	Euro 23,274,521	JPMorgan Chase Bank	—	(227,315)	(227,315)
2/6/14	United States Dollar 60,219,406	Chilean Peso 32,021,031,000	BNP Paribas	—	(2,582,493)	(2,582,493)
2/7/14	Norwegian Krone 705,115,000	Swedish Krona 739,281,347	Credit Suisse International	524,929	—	524,929
2/7/14	Norwegian Krone 91,865,000	Swedish Krona 96,771,510	JPMorgan Chase Bank	137,866	—	137,866
2/7/14	Sri Lankan Rupee 1,314,000,000	United States Dollar 10,000,000	HSBC Bank USA	—	(47,792)	(47,792)
2/7/14	Sri Lankan Rupee 1,000,000,000	United States Dollar 7,613,247	Standard Chartered Bank	—	(33,474)	(33,474)
2/7/14	Swedish Krona 215,488,304	Norwegian Krone 199,213,000	Credit Suisse International	—	(1,159,099)	(1,159,099)
2/7/14	Swedish Krona 215,806,957	Norwegian Krone 199,212,000	Credit Suisse International	—	(1,207,895)	(1,207,895)
2/7/14	Swedish Krona 217,057,490	Norwegian Krone 199,277,000	Credit Suisse International	—	(1,388,412)	(1,388,412)
2/7/14	Swedish Krona 217,349,127	Norwegian Krone 199,278,000	Credit Suisse International	—	(1,432,766)	(1,432,766)
2/7/14	Thai Baht 582,090,000	United States Dollar 18,475,822	Deutsche Bank	845,079	—	845,079
2/7/14	Thai Baht 539,251,000	United States Dollar 17,111,474	Goldman Sachs International	778,268	—	778,268
2/10/14	Philippine Peso 1,039,519,000	United States Dollar 23,349,483	Goldman Sachs International	415,334	—	415,334
2/10/14	Sri Lankan Rupee 640,662,466	United States Dollar 4,885,332	HSBC Bank USA	—	(12,231)	(12,231)
2/10/14	United States Dollar 9,381,408	Indian Rupee 589,401,000	Bank of America	15,395	—	15,395
2/10/14	United States Dollar 7,816,924	Indian Rupee 491,110,000	Citibank NA	12,827	—	12,827
2/10/14	United States Dollar 72,069,210	Singapore Dollar 91,636,000	Standard Chartered Bank	—	(296,228)	(296,228)
2/11/14	Sri Lankan Rupee 542,740,000	United States Dollar 4,136,738	HSBC Bank USA	—	(11,858)	(11,858)
2/11/14	Thai Baht 965,723,000	United States Dollar 30,639,392	Barclays Bank PLC	1,395,552	—	1,395,552
2/11/14	United States Dollar 8,459,099	Thai Baht 281,688,000	Standard Chartered Bank	70,923	—	70,923
2/12/14	Euro 15,844,701	United States Dollar 21,841,287	Standard Chartered Bank	471,501	—	471,501
2/12/14	Euro 16,010,205	United States Dollar 22,003,913	Standard Chartered Bank	410,912	—	410,912
2/12/14	Euro 18,426,000	United States Dollar 25,180,511	Standard Chartered Bank	329,321	—	329,321
2/12/14	Euro 7,900,000	United States Dollar 10,874,271	Standard Chartered Bank	219,522	—	219,522
2/12/14	Euro 152,181,000	United States Dollar 205,416,957	Standard Chartered Bank	170,081	—	170,081

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/12/14	Euro 18,651,000	United States Dollar 25,252,335	Standard Chartered Bank	$97,687	$—	$97,687
2/12/14	Euro 1,797,000	United States Dollar 2,440,791	Standard Chartered Bank	17,173	—	17,173
2/12/14	United States Dollar 4,979,003	Euro 3,680,000	Standard Chartered Bank	—	(15,778)	(15,778)
2/12/14	United States Dollar 52,717,251	Euro 38,387,000	Standard Chartered Bank	—	(944,613)	(944,613)
2/13/14	Sri Lankan Rupee 1,508,587,000	United States Dollar 11,465,169	Standard Chartered Bank	—	(63,963)	(63,963)
2/13/14	Thai Baht 515,781,000	United States Dollar 16,158,553	Citibank NA	541,544	—	541,544
2/13/14	Thai Baht 526,569,000	United States Dollar 16,501,692	Goldman Sachs International	558,040	—	558,040
2/13/14	United States Dollar 18,249,261	Malaysian Ringgit 58,644,000	Bank of America	—	(730,329)	(730,329)
2/13/14	United States Dollar 14,881,564	Malaysian Ringgit 47,810,000	Citibank NA	—	(599,111)	(599,111)
2/13/14	United States Dollar 12,899,708	Malaysian Ringgit 41,995,000	Deutsche Bank	—	(354,391)	(354,391)
2/13/14	United States Dollar 1,133,175	Malaysian Ringgit 3,648,824	Goldman Sachs International	—	(43,149)	(43,149)
2/13/14	United States Dollar 10,421,683	Malaysian Ringgit 33,933,000	Standard Chartered Bank	—	(284,756)	(284,756)
2/14/14	United States Dollar 19,889,178	Nigerian Naira 3,254,864,000	Standard Chartered Bank	94,068	—	94,068
2/18/14	Japanese Yen 9,830,638,000	United States Dollar 98,489,077	Goldman Sachs International	2,264,539	—	2,264,539
2/18/14	United States Dollar 11,492,957	Japanese Yen 1,195,750,218	Goldman Sachs International	211,320	—	211,320
2/18/14	United States Dollar 7,937,680	Japanese Yen 828,543,000	Goldman Sachs International	172,289	—	172,289
2/18/14	United States Dollar 13,636,717	Japanese Yen 1,365,349,000	Goldman Sachs International	—	(272,368)	(272,368)
2/18/14	United States Dollar 13,497,573	Nigerian Naira 2,202,669,000	Standard Bank	18,428	—	18,428
2/19/14	Euro 8,404,000	United States Dollar 11,404,144	Bank of America	69,628	—	69,628
2/19/14	Euro 9,599,629	United States Dollar 12,911,213	Bank of America	—	(35,853)	(35,853)
2/21/14	Colombian Peso 18,256,478,000	United States Dollar 9,394,817	JPMorgan Chase Bank	347,543	—	347,543
2/21/14	Euro 1,832,579	United States Dollar 2,483,603	Goldman Sachs International	11,993	—	11,993
2/21/14	Sri Lankan Rupee 370,000,000	United States Dollar 2,819,262	HSBC Bank USA	—	(6,244)	(6,244)
2/21/14	United States Dollar 35,932,847	Colombian Peso 69,508,500,180	Standard Chartered Bank	—	(1,486,858)	(1,486,858)
2/24/14	United States Dollar 78,131,665	Singapore Dollar 98,910,000	JPMorgan Chase Bank	—	(661,093)	(661,093)
2/26/14	Euro 6,647,590	United States Dollar 9,147,084	Deutsche Bank	181,430	—	181,430
2/26/14	Euro 8,172,340	United States Dollar 11,169,954	Deutsche Bank	147,859	—	147,859

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/26/14	Euro 9,108,580	United States Dollar 12,382,705	Deutsche Bank	$97,896	$—	$97,896
2/26/14	Euro 5,224,775	United States Dollar 7,137,408	Deutsche Bank	90,716	—	90,716
2/26/14	Euro 2,161,441	United States Dollar 2,971,268	Deutsche Bank	56,117	—	56,117
2/26/14	Euro 42,733,000	United States Dollar 57,679,294	Deutsche Bank	44,982	—	44,982
2/26/14	Euro 1,476,603	United States Dollar 2,017,291	Deutsche Bank	25,785	—	25,785
2/26/14	Euro 1,404,510	United States Dollar 1,905,997	Deutsche Bank	11,724	—	11,724
2/27/14	Euro 11,387,566	United States Dollar 15,227,623	Bank of America	—	(130,874)	(130,874)
2/27/14	Euro 3,776,000	United States Dollar 5,084,346	Goldman Sachs International	—	(8,374)	(8,374)
2/27/14	Euro 6,961,287	United States Dollar 9,304,526	Goldman Sachs International	—	(84,216)	(84,216)
2/27/14	United States Dollar 30,255	Euro 22,138	Bank of America	—	(398)	(398)
2/27/14	United States Dollar 667,607	Euro 492,670	Bank of America	—	(3,139)	(3,139)
2/27/14	United States Dollar 3,751,074	Euro 2,772,402	Bank of America	—	(11,914)	(11,914)
2/27/14	United States Dollar 2,396,625	Euro 1,752,749	Bank of America	—	(32,679)	(32,679)
2/27/14	United States Dollar 6,372,110	Euro 4,685,041	Goldman Sachs International	—	(53,359)	(53,359)
2/28/14	Malaysian Ringgit 94,005,000	United States Dollar 28,145,210	Bank of America	76,235	—	76,235
2/28/14	New Zealand Dollar 137,389,031	United States Dollar 111,837,419	JPMorgan Chase Bank	929,549	—	929,549
2/28/14	New Zealand Dollar 140,012,183	United States Dollar 113,944,715	Nomura International PLC	919,294	—	919,294
2/28/14	United States Dollar 120,282,106	New Zealand Dollar 145,460,610	Australia and New Zealand Banking Group Limited	—	(2,858,420)	(2,858,420)
2/28/14	United States Dollar 8,364,611	Indian Rupee 521,935,000	BNP Paribas	—	(70,619)	(70,619)
2/28/14	United States Dollar 11,933,503	Nigerian Naira 1,960,949,000	Standard Chartered Bank	83,063	—	83,063
2/28/14	United States Dollar 7,834,899	Indian Rupee 488,882,000	Standard Chartered Bank	—	(66,147)	(66,147)
3/3/14	United States Dollar 10,267,223	Indonesian Rupiah 124,849,435,000	Bank of America	—	(46,080)	(46,080)
3/3/14	United States Dollar 13,170,532	Indonesian Rupiah 160,021,964,000	Standard Chartered Bank	—	(69,893)	(69,893)
3/4/14	Euro 23,644,613	Singapore Dollar 40,337,000	Barclays Bank PLC	—	(295,968)	(295,968)
3/4/14	Euro 8,779,601	Singapore Dollar 14,969,000	JPMorgan Chase Bank	—	(116,739)	(116,739)
3/5/14	Euro 7,270,507	United States Dollar 9,998,219	Bank of America	192,413	—	192,413
3/5/14	Euro 3,488,777	United States Dollar 4,815,158	Bank of America	109,809	—	109,809

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/5/14	Euro 7,074,000	United States Dollar 9,603,521	Bank of America	$62,745	$—	$62,745
3/5/14	Euro 3,460,524	United States Dollar 4,683,508	Bank of America	16,264	—	16,264
3/5/14	Euro 3,761,079	United States Dollar 5,112,348	Goldman Sachs International	39,743	—	39,743
3/6/14	Brazilian Real 21,448,200	United States Dollar 9,138,560	BNP Paribas	320,758	—	320,758
3/6/14	Brazilian Real 47,773,800	United States Dollar 20,361,335	Morgan Stanley & Co. International PLC	720,531	—	720,531
3/6/14	United States Dollar 3,325,739	Nigerian Naira 548,747,000	Standard Chartered Bank	32,628	—	32,628
3/6/14	United States Dollar 2,902,068	Nigerian Naira 471,441,000	Standard Chartered Bank	—	(16,818)	(16,818)
3/10/14	South African Rand 663,953,000	United States Dollar 62,637,075	Standard Chartered Bank	3,194,427	—	3,194,427
3/10/14	United States Dollar 4,405,895	South African Rand 47,665,174	Standard Chartered Bank	—	(138,508)	(138,508)
3/11/14	United States Dollar 6,279,056	Nigerian Naira 1,023,800,000	Citibank NA	—	(25,000)	(25,000)
3/11/14	United States Dollar 4,841,545	Nigerian Naira 789,777,000	Standard Chartered Bank	—	(17,058)	(17,058)
3/12/14	Euro 17,375,000	United States Dollar 23,447,563	Goldman Sachs International	13,645	—	13,645
3/12/14	United States Dollar 14,024,108	Nigerian Naira 2,307,667,000	Citibank NA	67,418	—	67,418
3/12/14	United States Dollar 6,730,774	Nigerian Naira 1,107,100,000	Standard Chartered Bank	29,615	—	29,615
3/17/14	Japanese Yen 15,859,919,000	United States Dollar 154,429,591	Bank of America	—	(832,180)	(832,180)
3/17/14	United States Dollar 10,671,536	Nigerian Naira 1,757,602,000	Standard Chartered Bank	41,135	—	41,135
3/18/14	Euro 13,507,077	Israeli Shekel 65,277,000	JPMorgan Chase Bank	336,607	—	336,607
3/18/14	Euro 28,497,619	Polish Zloty 119,690,000	Standard Chartered Bank	—	(568,967)	(568,967)
3/21/14	Croatian Kuna 66,463,000	Euro 8,676,066	Citibank NA	—	(12,115)	(12,115)
3/21/14	Croatian Kuna 17,744,000	Euro 2,303,817	Citibank NA	—	(20,067)	(20,067)
3/21/14	Croatian Kuna 23,369,000	Euro 3,031,746	Citibank NA	—	(29,667)	(29,667)
3/21/14	Croatian Kuna 52,270,000	Euro 6,837,148	Deutsche Bank	9,131	—	9,131
3/21/14	Euro 1,417,505	Croatian Kuna 10,802,100	Citibank NA	—	(8,014)	(8,014)
3/21/14	Euro 6,912,287	Croatian Kuna 52,713,100	Citibank NA	—	(32,378)	(32,378)
3/21/14	Euro 11,720,852	Croatian Kuna 89,409,000	Citibank NA	—	(50,357)	(50,357)
3/21/14	Euro 17,347,048	Croatian Kuna 132,299,000	Citibank NA	—	(79,421)	(79,421)
3/21/14	Euro 3,985,642	Croatian Kuna 30,395,700	Deutsche Bank	—	(18,458)	(18,458)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/25/14	Euro 24,343,000	United States Dollar 32,955,797	Deutsche Bank	$123,831	$—	$123,831
3/25/14	Euro 16,284,000	United States Dollar 22,026,715	Goldman Sachs International	64,109	—	64,109
3/31/14	United States Dollar 7,023,376	New Turkish Lira 16,375,000	Bank of America	105,468	—	105,468
3/31/14	United States Dollar 6,738,151	New Turkish Lira 15,710,000	Standard Chartered Bank	101,185	—	101,185
4/2/14	Croatian Kuna 51,945,100	Euro 6,778,248	Citibank NA	—	(12,821)	(12,821)
4/2/14	Croatian Kuna 59,520,000	Euro 7,760,357	Citibank NA	—	(23,227)	(23,227)
4/2/14	Croatian Kuna 67,854,000	Euro 8,849,271	Citibank NA	—	(23,367)	(23,367)
4/2/14	Croatian Kuna 27,534,000	Euro 3,573,060	Citibank NA	—	(33,521)	(33,521)
4/2/14	Croatian Kuna 15,747,800	Euro 2,041,060	Deutsche Bank	—	(22,566)	(22,566)
4/2/14	Euro 4,816,966	Croatian Kuna 36,710,100	Deutsche Bank	—	(26,969)	(26,969)
4/2/14	Euro 11,973,086	Croatian Kuna 91,240,900	Deutsche Bank	—	(68,089)	(68,089)
4/3/14	Croatian Kuna 6,805,000	Euro 884,226	Citibank NA	—	(6,735)	(6,735)
4/3/14	Croatian Kuna 54,318,000	Euro 7,053,370	Citibank NA	—	(59,938)	(59,938)
4/7/14	New Turkish Lira 116,866,528	United States Dollar 52,737,603	HSBC Bank USA	1,962,053	—	1,962,053
4/7/14	New Turkish Lira 62,000,000	United States Dollar 27,961,936	Standard Chartered Bank	1,024,504	—	1,024,504
4/9/14	Euro 55,229,000	United States Dollar 75,089,183	JPMorgan Chase Bank	599,844	—	599,844
4/10/14	Philippine Peso 1,369,075,000	United States Dollar 30,567,898	BNP Paribas	404,794	—	404,794
4/11/14	United States Dollar 3,960,065	Kenyan Shilling 364,920,000	Standard Chartered Bank	194,831	—	194,831
4/15/14	Australian Dollar 73,076,539	United States Dollar 65,765,597	Goldman Sachs International	2,112,491	—	2,112,491
4/15/14	Australian Dollar 130,606,883	United States Dollar 117,546,195	Nomura International PLC	3,781,451	—	3,781,451
4/15/14	Hungarian Forint 13,097,587,981	Euro 43,545,409	Bank of America	2,440,421	—	2,440,421
4/15/14	Hungarian Forint 12,103,233,216	Euro 40,231,463	JPMorgan Chase Bank	2,244,323	—	2,244,323
4/16/14	Euro 26,718,000	United States Dollar 36,365,335	Australia and New Zealand Banking Group Limited	329,567	—	329,567
4/17/14	Euro 77,992,673	Polish Zloty 325,713,000	BNP Paribas	—	(2,349,403)	(2,349,403)
4/17/14	Euro 74,384,129	Polish Zloty 310,643,000	JPMorgan Chase Bank	—	(2,240,701)	(2,240,701)
4/17/14	United States Dollar 4,119,122	Kazakhstani Tenge 657,000,000	Citibank NA	53,434	—	53,434
4/17/14	United States Dollar 6,524,734	Kazakhstani Tenge 1,042,000,000	VTB Capital PLC	92,928	—	92,928

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/18/14	United States Dollar 6,523,511	Kazakhstani Tenge 1,040,500,000	VTB Capital PLC	$83,616	$—	$83,616
4/21/14	United States Dollar 10,688,954	Colombian Peso 20,736,570,000	BNP Paribas	—	(463,524)	(463,524)
4/21/14	United States Dollar 22,952,820	Colombian Peso 44,526,175,000	Morgan Stanley & Co. International PLC	—	(996,475)	(996,475)
4/22/14	Euro 40,689,754	Swedish Krona 357,419,000	Credit Suisse International	—	(393,421)	(393,421)
4/22/14	Swedish Krona 357,419,000	Euro 40,491,468	Credit Suisse International	125,983	—	125,983
4/23/14	Euro 7,776,190	United States Dollar 10,571,808	Goldman Sachs International	83,640	—	83,640
4/23/14	United States Dollar 6,521,193	Kazakhstani Tenge 1,038,500,000	VTB Capital PLC	68,206	—	68,206
4/24/14	United States Dollar 59,411,649	Israeli Shekel 207,685,300	Bank of America	—	(410,062)	(410,062)
4/24/14	United States Dollar 56,381,768	Israeli Shekel 197,116,300	Standard Chartered Bank	—	(382,742)	(382,742)
4/28/14	Canadian Dollar 21,189,000	United States Dollar 19,024,574	Citibank NA	37,271	—	37,271
4/28/14	Canadian Dollar 1,826,000	United States Dollar 1,630,139	Deutsche Bank	—	(6,126)	(6,126)
4/28/14	Canadian Dollar 61,169,000	United States Dollar 55,107,952	Goldman Sachs International	294,871	—	294,871
4/28/14	Canadian Dollar 59,701,000	United States Dollar 53,303,750	HSBC Bank USA	—	(193,867)	(193,867)
4/28/14	Canadian Dollar 39,980,000	United States Dollar 35,864,061	Toronto-Dominion Bank	38,284	—	38,284
4/30/14	Euro 33,165,052	United States Dollar 45,144,932	Deutsche Bank	413,135	—	413,135
4/30/14	United States Dollar 66,060,754	Peruvian New Sol 189,198,000	Standard Chartered Bank	—	(82,488)	(82,488)
5/5/14	Brazilian Real 32,356,111	United States Dollar 12,977,744	Bank of America	—	(129,591)	(129,591)
5/5/14	Brazilian Real 31,416,889	United States Dollar 12,591,435	Citibank NA	—	(135,425)	(135,425)
5/5/14	Swiss Franc 134,247,903	United States Dollar 148,847,622	Goldman Sachs International	661,315	—	661,315
5/6/14	British Pound Sterling 2,834,615	United States Dollar 4,551,256	Deutsche Bank	—	(105,362)	(105,362)
5/7/14	Euro 35,446,000	United States Dollar 48,415,691	Goldman Sachs International	607,020	—	607,020
5/7/14	Japanese Yen 1,686,910,000	United States Dollar 16,457,659	Nomura International PLC	—	(61,322)	(61,322)
5/7/14	Japanese Yen 3,064,144,000	United States Dollar 29,894,088	Nomura International PLC	—	(111,386)	(111,386)
5/7/14	Philippine Peso 1,177,420,000	United States Dollar 25,820,614	Barclays Bank PLC	—	(105,511)	(105,511)
5/16/14	Russian Ruble 1,728,873,572	United States Dollar 51,115,323	Bank of America	2,978,238	—	2,978,238
5/16/14	Russian Ruble 1,710,246,497	United States Dollar 50,528,747	BNP Paribas	2,910,296	—	2,910,296
5/16/14	Russian Ruble 2,976,872,808	United States Dollar 87,937,871	HSBC Bank USA	5,052,701	—	5,052,701

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/16/14	Russian Ruble 335,316,699	United States Dollar 9,953,004	Standard Chartered Bank	$616,770	$—	$616,770
5/16/14	United States Dollar 32,288,899	Russian Ruble 1,072,798,671	Bank of America	—	(2,418,929)	(2,418,929)
5/16/14	United States Dollar 91,471,350	Russian Ruble 3,048,740,095	Bank of America	—	(6,585,176)	(6,585,176)
5/16/14	United States Dollar 36,241,317	Russian Ruble 1,209,191,544	Citibank NA	—	(2,573,756)	(2,573,756)
5/16/14	United States Dollar 42,567,361	Russian Ruble 1,420,579,266	Standard Chartered Bank	—	(3,014,125)	(3,014,125)
5/27/14	Russian Ruble 1,863,782,763	United States Dollar 55,055,986	JPMorgan Chase Bank	3,278,853	—	3,278,853
5/27/14	Russian Ruble 300,112,532	United States Dollar 8,889,589	JPMorgan Chase Bank	552,262	—	552,262
5/27/14	Russian Ruble 3,905,962,237	United States Dollar 115,373,275	Morgan Stanley & Co. International PLC	6,863,029	—	6,863,029
5/27/14	United States Dollar 13,833,195	Russian Ruble 460,507,075	Bank of America	—	(1,040,001)	(1,040,001)
5/27/14	United States Dollar 84,144,565	Russian Ruble 2,788,603,474	Bank of America	—	(6,675,294)	(6,675,294)
5/27/14	United States Dollar 46,126,999	Russian Ruble 1,535,798,420	BNP Paribas	—	(3,461,490)	(3,461,490)
5/27/14	United States Dollar 38,779,193	Russian Ruble 1,284,948,563	Standard Chartered Bank	—	(3,082,462)	(3,082,462)
6/17/14	Indonesian Rupiah 23,698,153,000	United States Dollar 1,945,661	Standard Chartered Bank	51,840	—	51,840
7/21/14	United States Dollar 23,882,676	Indonesian Rupiah 271,665,440,000	Barclays Bank PLC	—	(2,327,191)	(2,327,191)
7/21/14	United States Dollar 13,113,284	Indonesian Rupiah 148,180,108,000	Standard Chartered Bank	—	(1,355,829)	(1,355,829)
7/22/14	United States Dollar 13,049,479	Indonesian Rupiah 149,025,044,600	Goldman Sachs International	—	(1,227,455)	(1,227,455)
8/13/14	United States Dollar 3,927,319	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(407,457)	(407,457)
8/20/14	United States Dollar 3,819,629	Indonesian Rupiah 44,575,066,000	Deutsche Bank	—	(304,920)	(304,920)
8/20/14	United States Dollar 3,054,348	Indonesian Rupiah 35,567,887,000	JPMorgan Chase Bank	—	(249,849)	(249,849)
8/20/14	United States Dollar 9,409,113	Indonesian Rupiah 109,098,662,264	Standard Chartered Bank	—	(806,769)	(806,769)
9/9/14	Zambian Kwacha 14,139,000	United States Dollar 2,363,986	Standard Bank	—	(6,181)	(6,181)
9/9/14	Zambian Kwacha 9,054,000	United States Dollar 1,514,047	Standard Chartered Bank	—	(3,705)	(3,705)
9/23/14	Zambian Kwacha 17,465,000	United States Dollar 2,935,294	Barclays Bank PLC	20,052	—	20,052
9/23/14	Zambian Kwacha 15,335,000	United States Dollar 2,518,062	Barclays Bank PLC	—	(41,642)	(41,642)
9/23/14	Zambian Kwacha 20,958,000	United States Dollar 3,444,207	Barclays Bank PLC	—	(54,083)	(54,083)
9/30/14	United States Dollar 2,925,610	Azerbaijani Manat 2,399,000	Standard Bank	54,885	—	54,885
10/9/14	United States Dollar 5,890,798	Azerbaijani Manat 4,801,000	VTB Capital PLC	55,450	—	55,450
10/9/14	United States Dollar 5,825,660	Azerbaijani Manat 4,745,000	VTB Capital PLC	51,229	—	51,229
10/17/14	United States Dollar 8,317,120	Kazakhstani Tenge 1,374,404,000	Citibank NA	116,325	—	116,325

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/20/14	United States Dollar 6,639,915	Kazakhstani Tenge 1,096,250,000	Deutsche Bank	$83,460	$—	$83,460
10/23/14	United States Dollar 4,282,246	Kazakhstani Tenge 705,500,000	JPMorgan Chase Bank	42,514	—	42,514
10/27/14	United States Dollar 6,174,598	Kazakhstani Tenge 1,018,500,000	HSBC Bank USA	64,798	—	64,798
11/5/14	United States Dollar 7,601,216	Kazakhstani Tenge 1,250,400,000	Citibank NA	47,251	—	47,251
11/12/14	United States Dollar 7,411,298	Kazakhstani Tenge 1,213,600,000	Deutsche Bank	1,358	—	1,358
11/12/14	United States Dollar 20,011,628	Kazakhstani Tenge 3,269,900,000	Deutsche Bank	—	(39,114)	(39,114)
11/21/14	United States Dollar 4,153,846	Kazakhstani Tenge 675,000,000	JPMorgan Chase Bank	—	(38,588)	(38,588)
11/21/14	United States Dollar 6,279,213	Kazakhstani Tenge 1,021,000,000	VTB Capital PLC	—	(54,504)	(54,504)
12/3/14	United States Dollar 18,933,728	Kazakhstani Tenge 3,117,438,272	Deutsche Bank	25,477	—	25,477
12/3/14	United States Dollar 2,909,639	Kazakhstani Tenge 479,072,000	Deutsche Bank	3,915	—	3,915
12/22/14	United States Dollar 31,790,563	Kazakhstani Tenge 5,221,600,000	VTB Capital PLC	—	(157,922)	(157,922)
12/30/14	United States Dollar 5,580,365	Uruguyan Peso 131,585,000	Citibank NA	—	(234,688)	(234,688)
1/12/15	United States Dollar 3,318,143	Ugandan Shilling 9,075,120,000	Citibank NA	54,491	—	54,491
1/12/15	United States Dollar 2,345,786	Ugandan Shilling 6,403,995,000	Standard Chartered Bank	34,164	—	34,164
1/20/15	United States Dollar 5,469,861	Ugandan Shilling 14,899,900,000	Barclays Bank PLC	58,466	—	58,466
1/23/15	United States Dollar 2,554,939	Ugandan Shilling 6,906,000,000	Citibank NA	5,841	—	5,841
1/29/15	United States Dollar 3,243,553	Ugandan Shilling 8,725,157,000	Barclays Bank PLC	—	(12,156)	(12,156)
3/31/15	United States Dollar 5,580,306	Uruguyan Peso 135,155,000	Citibank NA	—	(243,686)	(243,686)

				$70,798,524	$(69,878,837)	$919,687

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	1,622 Euro-Bobl	Short	$(275,236,893)	$(277,233,359)	$(1,996,466)
3/14	466 Euro-Bund	Short	(88,560,110)	(90,427,713)	(1,867,603)
3/14	71 Euro-Schatz	Short	(10,583,137)	(10,595,107)	(11,970)
3/14	953 IMM 10-Year Interest Rate Swap	Long	95,962,503	93,961,035	(2,001,468)
3/14	231 Japan 10-Year Bond	Short	(325,575,022)	(327,248,116)	(1,673,094)
3/14	480 Nikkei 225 Index	Long	73,317,804	69,766,076	(3,551,728)
3/14	345 U.K. Gilt	Short	(62,179,343)	(62,607,141)	(427,798)
3/14	278 U.S. 2-Year Deliverable Interest Rate Swap	Short	(27,933,902)	(27,925,969)	7,933
3/14	628 U.S. 5-Year Deliverable Interest Rate Swap	Short	(63,565,375)	(63,702,750)	(137,375)
3/14	2,844 U.S. 5-Year Treasury Note	Short	(343,648,478)	(343,057,500)	590,978
3/14	1,551 U.S. 10-Year Deliverable Interest Rate Swap	Short	(158,012,306)	(160,601,203)	(2,588,897)
3/14	3,511 U.S. 10-Year Treasury Note	Short	(439,913,354)	(441,508,250)	(1,594,896)
3/14	1,518 U.S. Long Treasury Bond	Short	(198,043,247)	(202,795,313)	(4,752,066)
4/14	274 Gold	Short	(34,644,560)	(33,970,520)	674,040
12/14	210 LME Copper	Short	(38,457,021)	(36,923,250)	1,533,771

					$(17,796,639)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

U.K. Gilt: Gilt issues having a maturity of 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57%	11/14/18	$88,631
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43	11/15/18	312,970
LCH.Clearnet	HUF	13,713,000	Receives	6-month HUF BUBOR	3.78	11/15/18	2,241,291
LCH.Clearnet	NZD	235,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	87,444
LCH.Clearnet	NZD	64,000	Pays	3-month NZD Bank Bill	4.74	10/10/16	36,023
LCH.Clearnet	NZD	244,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	180,550
LCH.Clearnet	NZD	131,000	Pays	3-month NZD Bank Bill	4.74	10/12/16	73,247

							$3,020,156

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	BRL	10,108	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$(6,262)
Bank of America	BRL	1,156	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/2/23	(5,429)
Bank of America	BRL	30,916	Pays	Brazil CETIP Interbank Deposit Rate	12.94	1/2/23	(292,369)
Bank of America	CLP	10,892,810	Receives	6-month Sinacofi Chile Interbank Rate	4.80	5/10/18	(186,579)
Bank of America	CLP	24,349,210	Receives	6-month Sinacofi Chile Interbank Rate	4.76	5/13/18	(342,626)
Bank of America	CLP	4,664,735	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	(54,742)
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(213,735)
Bank of America	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	241,308
Bank of America	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	58,361
Bank of America	MYR	123,219	Pays	3-month MYR KLIBOR	3.51	1/15/16	(66,617)
Bank of America	MYR	30,160	Receives	3-month MYR KLIBOR	4.58	1/15/24	(67,321)
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	411,242
Bank of America	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(41,887)
Bank of America	PLN	30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	254,455
Bank of America	PLN	59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	509,937
Bank of America	PLN	23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	177,824
Bank of America	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	24,521
Bank of America	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	13,539
Bank of America	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	282,371
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	566,978

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35%	8/27/17	$200,482
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	64,807
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	470,770
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	134,739
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	27,604
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	524,922
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	5,956
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	67,141
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	18,653
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	71,113
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	4,213
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	1,314
Citibank NA	CLP	3,006,030	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(28,241)
Citibank NA	MXN	820,000	Pays	Mexican Interbank TIIE 28 Day	4.39	1/25/16	(89,180)
Citibank NA	MXN	792,049	Pays	Mexican Interbank TIIE 28 Day	4.35	1/26/16	(130,808)
Citibank NA	MYR	120,126	Pays	3-month MYR KLIBOR	3.51	1/15/16	(68,378)
Citibank NA	MYR	29,137	Receives	3-month MYR KLIBOR	4.58	1/15/24	(65,038)
Citibank NA	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	360,661
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	351,088
Citibank NA	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	73,048
Citibank NA	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	245,221
Citibank NA	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	248,857
Citibank NA	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	235,062
Citibank NA	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	30,311
Citibank NA	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	21,966
Citibank NA	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	20,407
Citibank NA	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	140,871
Citibank NA	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	50,578
Credit Suisse International	HUF	589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	62,947
Credit Suisse International	HUF	972,410	Pays	6-month HUF BUBOR	5.11	1/11/17	90,914
Credit Suisse International	HUF	1,527,590	Pays	6-month HUF BUBOR	5.13	1/11/17	149,914
Credit Suisse International	HUF	2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,074,926)
Credit Suisse International	HUF	829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	77,670
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(567,345)
Credit Suisse International	HUF	680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	71,166
Credit Suisse International	PLN	33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	313,320
Deutsche Bank	BRL	15,540	Pays	Brazil CETIP Interbank Deposit Rate	12.92	1/4/21	(80,152)
Deutsche Bank	BRL	76,412	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	(495,534)
Deutsche Bank	BRL	5,570	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	(46,748)
Deutsche Bank	CLP	11,063,890	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(172,945)
Deutsche Bank	CLP	31,208,027	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	(298,936)
Deutsche Bank	CLP	12,138,861	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(152,314)
Deutsche Bank	CLP	5,837,998	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(54,848)
Deutsche Bank	CLP	2,538,732	Receives	6-month Sinacofi Chile Interbank Rate	4.64	5/23/18	(12,216)
Deutsche Bank	MYR	124,694	Pays	3-month MYR KLIBOR	3.48	1/13/16	(89,201)
Deutsche Bank	MYR	30,518	Receives	3-month MYR KLIBOR	4.54	1/13/24	(99,620)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank	PLN	35,927	Pays	6-month PLN WIBOR	4.34%	7/30/17	$469,406
Deutsche Bank	PLN	102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	930,592
Deutsche Bank	PLN	60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	485,650
Deutsche Bank	PLN	43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	327,238
Deutsche Bank	PLN	34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	228,243
Deutsche Bank	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	35,078
Deutsche Bank	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	7,775
Goldman Sachs International	BRL	14,754	Pays	Brazil CETIP Interbank Deposit Rate	13.07	1/4/21	(20,407)
Goldman Sachs International	BRL	1,060	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	(6,525)
Goldman Sachs International	MXN	802,739	Pays	Mexican Interbank TIIE 28 Day	4.36	1/26/16	(120,922)
Goldman Sachs International	MXN	1,662,182	Pays	Mexican Interbank TIIE 28 Day	4.35	1/26/16	(267,702)
Goldman Sachs International	MYR	118,649	Pays	3-month MYR KLIBOR	3.47	1/13/16	(91,731)
Goldman Sachs International	MYR	28,780	Receives	3-month MYR KLIBOR	4.53	1/13/24	(100,824)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	181,928
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	18,224
JPMorgan Chase Bank	HUF	6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	1,892,990
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(2,132,399)
JPMorgan Chase Bank	HUF	2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	654,756
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(755,053)
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(889,649)
JPMorgan Chase Bank	HUF	2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	744,172
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(829,749)
JPMorgan Chase Bank	HUF	1,956,000	Pays	6-month HUF BUBOR	5.10	12/27/16	188,254
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(722,681)
JPMorgan Chase Bank	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	176,079
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,087,299)
JPMorgan Chase Bank	NZD	178,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	31,665
JPMorgan Chase Bank	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	(774,302)
JPMorgan Chase Bank	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	177,805
Nomura International PLC	BRL	14,211	Pays	Brazil CETIP Interbank Deposit Rate	13.03	1/4/21	(34,103)
Nomura International PLC	BRL	78,892	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/4/21	(67,573)
Nomura International PLC	BRL	12,574	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	(164,363)
Nomura International PLC	BRL	29,753	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	(327,150)

							$29,677

BRL	-	Brazilian Real

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$6,620	1.00	%(1)	9/20/18	1.77%	$(217,014)	$227,925	$10,911
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	1.77	(212,096)	222,421	10,325
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.30	(20,441)	29,746	9,305
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.38	(30,539)	16,418	(14,121)
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.38	(100,556)	51,579	(48,977)
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.92	(615,378)	474,155	(141,223)
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.92	(497,869)	178,302	(319,567)
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.92	(644,096)	258,801	(385,295)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.92	(905,441)	273,897	(631,544)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.19	(13,705)	121,556	107,851
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.30	(43,998)	144,929	100,931
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.38	(43,442)	25,932	(17,510)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.38	(71,082)	42,791	(28,291)
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.84	(105,738)	91,432	(14,306)
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.92	(280,767)	156,495	(124,272)
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.92	(352,529)	210,695	(141,834)
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.92	(284,496)	203,899	(80,597)
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.92	(587,547)	363,914	(223,633)
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.92	(520,410)	272,729	(247,681)
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	1.19	(6,853)	40,459	33,606
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.84	(121,598)	103,721	(17,877)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	1.19	(13,705)	119,127	105,422
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	1.19	(6,853)	41,078	34,225

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$10,450	1.00	%(1)	12/20/15	1.38%	$(61,849)	$82,874	$21,025
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	1.38	(45,810)	30,061	(15,749)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	1.38	(100,557)	60,620	(39,937)
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.92	(309,236)	258,161	(51,075)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	1.30	(45,832)	97,366	51,534
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.30	(20,166)	44,083	23,917
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.30	(20,441)	31,424	10,983
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.30	(5,316)	10,407	5,091
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.38	(76,971)	46,336	(30,635)
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.92	(523,845)	448,325	(75,520)
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.92	(470,038)	362,169	(107,869)
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.92	(284,487)	170,034	(114,453)
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	1.38	(47,467)	31,148	(16,319)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	1.38	(102,598)	64,830	(37,768)
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.92	(330,573)	268,776	(61,797)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.98	(283,069)	147,721	(135,348)
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.92	(284,496)	234,394	(50,102)
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.92	(282,826)	169,036	(113,790)
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.98	(257,592)	139,707	(117,885)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.19	(6,853)	61,385	54,532
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.19	(6,853)	39,840	32,987
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.92	(284,496)	197,761	(86,735)
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.84	(116,312)	97,847	(18,465)
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.92	(284,496)	194,689	(89,807)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$4,000	1.00	%(1)	9/20/17	1.92%	$(123,686)	$44,401	$(79,285)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.92	(275,202)	126,324	(148,878)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.98	(249,406)	132,711	(116,695)
Turkey	Bank of America	94,932	1.00	(1)	12/20/17	2.35	(4,601,229)	1,750,625	(2,850,604)
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	2.35	(969,371)	368,816	(600,555)

Total		$624,348					$(16,167,226)	$9,383,872	$(6,783,354)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$3,700	1.42%		3/20/14	$(12,477)	$—	$(12,477)
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	603,968	(178,844)	425,124
Brazil	Bank of America	5,080	1.00	(1)	12/20/20	411,833	(130,324)	281,509
Brazil	Bank of America	4,575	1.00	(1)	12/20/20	370,893	(114,804)	256,089
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	291,822	(78,995)	212,827
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	184,674	—	184,674
Brazil	Barclays Bank PLC	13,860	1.00	(1)	12/20/20	1,123,624	(363,865)	759,759
Brazil	Goldman Sachs International	5,100	1.00	(1)	3/20/24	648,106	(608,259)	39,847
Brazil	Goldman Sachs International	20,627	1.00	(1)	3/20/24	2,621,270	(2,586,635)	34,635
Brazil	Morgan Stanley & Co. International PLC	6,920	1.00	(1)	3/20/24	879,390	(826,163)	53,227
Bulgaria	Barclays Bank PLC	9,861	1.00	(1)	12/20/18	111,306	(114,087)	(2,781)
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	27,058	(23,052)	4,006
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	57,181	(58,147)	(966)
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	39,733	(46,338)	(6,605)
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	52,374	(47,102)	5,272
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	55,885	(51,106)	4,779
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	101,588	(101,736)	(148)
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	50,794	(51,872)	(1,078)
China	Bank of America	22,200	1.00	(1)	3/20/17	(342,734)	(415,115)	(757,849)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(577,598)	(636,636)	(1,214,234)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(210,812)	(220,828)	(431,640)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(246,536)	(258,250)	(504,786)
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	(32,609)	(444,229)	(476,838)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	363,712	(356,826)	6,886
Colombia	Deutsche Bank	6,634	1.00	(1)	6/20/22	330,529	(369,861)	(39,332)
Colombia	Deutsche Bank	14,170	1.00	(1)	6/20/22	706,000	(894,632)	(188,632)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Goldman Sachs International	$7,090	1.00	%(1)	6/20/17	$(11,560)	$(157,479)	$(169,039)
Colombia	Goldman Sachs International	3,390	1.00	(1)	9/20/21	143,253	(114,176)	29,077
Colombia	Goldman Sachs International	5,380	1.00	(1)	6/20/22	268,050	(356,836)	(88,786)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(24,016)	(331,739)	(355,755)
Colombia	HSBC Bank USA	7,100	1.00	(1)	9/20/21	300,028	(233,776)	66,252
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	162,519	(104,623)	57,896
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	812,067	(591,130)	220,937
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	406,303	(264,412)	141,891
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	121,891	(77,529)	44,362
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	356,442	(222,044)	134,398
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	270,193	(168,348)	101,845
Croatia	Citibank NA	4,287	1.00	(1)	3/20/18	377,301	(326,749)	50,552
Croatia	Citibank NA	13,270	1.00	(1)	6/20/18	1,270,769	(1,081,904)	188,865
Croatia	Citibank NA	2,670	1.00	(1)	6/20/18	255,686	(220,468)	35,218
Croatia	Deutsche Bank	410	1.00	(1)	12/20/17	33,317	(22,066)	11,251
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	162,521	(103,646)	58,875
Croatia	HSBC Bank USA	6,508	1.00	(1)	3/20/18	572,773	(496,029)	76,744
Croatia	JPMorgan Chase Bank	2,967	1.00	(1)	6/20/18	284,128	(245,192)	38,936
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	85,483	(65,579)	19,904
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	203,151	(131,356)	71,795
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	203,152	(133,899)	69,253
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	129,611	(85,504)	44,107
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	112,546	(69,433)	43,113
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	271,248	(237,166)	34,082
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	604,262	(498,432)	105,830
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	562,030	(518,224)	43,806
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	269,667	(242,881)	26,786
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	3,582,030	(2,235,928)	1,346,102
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	440,052	(256,362)	183,690

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Bank of America	$7,050	1.00	%(1)	9/20/15	$424,907	$(110,223)	$314,684
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	542,435	(140,711)	401,724
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	212,730	(77,251)	135,479
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	946,357	(321,994)	624,363
Egypt	Citibank NA	50	1.00	(1)	6/20/20	10,400	(3,717)	6,683
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	767,223	(261,013)	506,210
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	481,756	(106,202)	375,554
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	35,854	(12,388)	23,466
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	494,218	(130,898)	363,320
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	251,629	(83,749)	167,880
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	199,129	(65,781)	133,348
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,060,751	(320,915)	739,836
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	956,756	(327,081)	629,675
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	946,357	(323,961)	622,396
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	584,625	(159,564)	425,061
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,791,545	(930,109)	861,436
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	299,306	(876,496)	(577,190)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	141,979	(415,739)	(273,760)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	418,261	(1,229,199)	(810,938)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	291,631	(850,195)	(558,564)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	560,240	(1,627,282)	(1,067,042)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	157,327	(460,683)	(303,356)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	22,968	(57,046)	(34,078)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	41,182	(79,525)	(38,343)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	41,183	(90,956)	(49,773)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	56,310	(106,826)	(50,516)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	136,638	(166,143)	(29,505)
Lebanon	Citibank NA	4,600	3.30		9/20/14	(106,952)	—	(106,952)
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	23,515	(58,404)	(34,889)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	24,608	(59,892)	(35,284)
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	30,077	(75,829)	(45,752)
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	23,532	(39,769)	(16,237)
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	126,927	(195,283)	(68,356)
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	317,319	(453,421)	(136,102)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	38,661	(73,729)	(35,068)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	73,960	(140,230)	(66,270)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	146,753	(180,668)	(33,915)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	105,772	(151,412)	(45,640)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	121,607	(142,418)	(20,811)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	136,637	(164,175)	(27,538)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	226,819	(266,226)	(39,407)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	620,609	(763,544)	(142,935)
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	51,268	(90,255)	(38,987)
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	72,635	(89,421)	(16,786)
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	74,118	(92,444)	(18,326)
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	141,735	(180,620)	(38,885)
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	84,305	(103,176)	(18,871)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Deutsche Bank	$5,000	1.00	%(1)	12/20/15	$136,637	$(168,107)	$(31,470)
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	188,287	(229,487)	(41,200)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	76,156	(109,017)	(32,861)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	2,064,171	(2,293,244)	(229,073)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(417,273)	416,355	(918)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(386,718)	356,887	(29,831)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	112,489	(138,303)	(25,814)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(587,382)	166,366	(421,016)
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	245,891	(385,335)	(139,444)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	488,319	(869,473)	(381,154)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	135,067	(252,261)	(117,194)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	143,725	(231,277)	(87,552)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	238,971	(379,071)	(140,100)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	495,246	(816,413)	(321,167)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	225,112	(357,128)	(132,016)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	244,506	(467,802)	(223,296)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(86,187)	(67,087)	(153,274)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(74,386)	(59,915)	(134,301)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(87,085)	(80,212)	(167,297)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(87,084)	(87,042)	(174,126)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(79,428)	(69,499)	(148,927)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(87,085)	(77,857)	(164,942)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(88,041)	(85,853)	(173,894)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(92,675)	(88,537)	(181,212)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(81,464)	(76,161)	(157,625)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(87,084)	(78,816)	(165,900)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(66,726)	(49,864)	(116,590)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(87,085)	(77,857)	(164,942)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(40,777)	(37,207)	(77,984)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(92,674)	(97,648)	(190,322)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(92,674)	(103,392)	(196,066)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(87,085)	(84,623)	(171,708)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(92,675)	(96,136)	(188,811)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(275,984)	211,626	(64,358)
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(33,789)	13,284	(20,505)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	(4,826)	(12,498)	(17,324)
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	(12,060)	(31,647)	(43,707)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	724,904	(1,244,211)	(519,307)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	389,346	(712,363)	(323,017)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	309,677	(347,844)	(38,167)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	652,436	(1,129,062)	(476,626)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	Deutsche Bank	$4,750	1.00	%(1)	9/20/17	$106,901	$(115,287)	$(8,386)
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	220,554	(403,535)	(182,981)
Russia	Deutsche Bank	41,153	1.00	(1)	6/20/18	1,402,517	(646,982)	755,535
Russia	Deutsche Bank	35,840	1.00	(1)	6/20/18	1,221,447	(556,590)	664,857
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	177,794	(202,338)	(24,544)
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	398,348	(447,589)	(49,241)
Russia	JPMorgan Chase Bank	16,587	1.00	(1)	6/20/18	565,295	(254,615)	310,680
Russia	JPMorgan Chase Bank	16,870	1.00	(1)	6/20/18	574,939	(265,810)	309,129
Russia	JPMorgan Chase Bank	8,550	1.00	(1)	6/20/18	291,389	(121,558)	169,831
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	206,601	(238,176)	(31,575)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	479,648	(171,920)	307,728
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	503,476	(161,922)	341,554
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,610,696	(450,550)	1,160,146
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	489,192	(150,092)	339,100
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	3,666,340	(1,791,065)	1,875,275
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	2,608,032	(1,411,127)	1,196,905
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	2,015,987	(1,041,375)	974,612
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	2,491,810	(1,696,193)	795,617
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	479,647	(198,732)	280,915
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	404,653	(122,502)	282,151
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	404,653	(139,520)	265,133
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	404,653	(199,588)	205,065
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	856,736	(579,867)	276,869
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	1,083,714	(622,401)	461,313
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	1,138,471	(317,306)	821,165
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	695,785	(205,543)	490,242
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,358,578	(794,048)	564,530
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	1,136,866	(712,726)	424,140
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	2,107,210	(1,245,662)	861,548
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,358,600	(815,845)	542,755
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	297,686	(140,230)	157,456
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	428,932	(202,661)	226,271
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	372,280	(181,544)	190,736
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	428,368	(210,894)	217,474
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	412,746	(137,030)	275,716
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	372,280	(150,362)	221,918
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	856,735	(566,023)	290,712
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	428,367	(213,274)	215,093
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,610,696	(479,030)	1,131,666
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	990,686	(380,542)	610,144
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	733,702	(229,327)	504,375

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$10,000	1.00	%(1)	9/20/22	$1,252,165	$(885,062)	$367,103
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	1,128,982	(471,573)	657,409
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	503,476	(160,459)	343,017
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	496,703	(192,262)	304,441
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	130,962	(50,735)	80,227
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	1,232,790	(358,083)	874,707
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	2,121,169	(1,441,174)	679,995
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,903,292	(1,287,601)	615,691
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,643,246	(486,946)	1,156,300
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	760,245	(228,937)	531,308
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,338,565	(881,372)	457,193
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	1,036,278	(692,110)	344,168
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	943,011	(604,822)	338,189
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	395,899	(194,471)	201,428
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	349,458	(206,013)	143,445
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	412,746	(134,620)	278,126
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	404,652	(136,702)	267,950
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	420,839	(196,470)	224,369
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	428,367	(206,123)	222,244
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	428,368	(292,235)	136,133
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	1,114,329	(646,220)	468,109
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	500,822	(267,694)	233,128
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	913,041	(600,140)	312,901
Spain	Bank of America	15,000	1.00	(1)	6/20/20	443,664	(229,878)	213,786
Spain	Bank of America	7,500	1.00	(1)	9/20/20	243,476	(383,171)	(139,695)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	303,577	(83,919)	219,658
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	295,776	(543,158)	(247,382)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	240,650	(479,852)	(239,202)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	165,734	(330,539)	(164,805)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	1,563,189	(3,164,735)	(1,601,546)
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	303,577	(191,622)	111,955
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	66,574	(86,538)	(19,964)
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	162,318	(187,708)	(25,390)
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	244,992	(146,027)	98,965
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	295,776	(340,786)	(45,010)
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	412,607	(630,744)	(218,137)
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	452,191	(785,203)	(333,012)
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	843,550	(1,707,800)	(864,250)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	147,888	(273,779)	(125,891)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	277,370	(564,861)	(287,491)
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	162,317	(182,773)	(20,456)
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	486,953	(1,086,269)	(599,316)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Bank of America		$4,000	1.00	%(1)	9/20/15	$(15,094)	$(9,161)	$(24,255)
Thailand	Barclays Bank PLC		7,500	0.97		9/20/19	302,133	—	302,133
Thailand	Citibank NA		7,700	0.86		12/20/14	(19,591)	—	(19,591)
Thailand	Citibank NA		3,700	0.95		9/20/19	152,978	—	152,978
Thailand	Credit Suisse International		5,000	1.00	(1)	9/20/15	(18,867)	(16,012)	(34,879)
Thailand	Deutsche Bank		10,000	1.00	(1)	3/20/15	(46,575)	(18,707)	(65,282)
Thailand	Goldman Sachs International		4,700	1.00	(1)	9/20/15	(17,735)	(10,030)	(27,765)
Thailand	Goldman Sachs International		9,000	1.00	(1)	9/20/15	(33,961)	(19,225)	(53,186)
Thailand	HSBC Bank USA		10,000	1.00	(1)	9/20/15	(37,734)	(21,361)	(59,095)
Thailand	JPMorgan Chase Bank		3,900	0.87		12/20/14	(10,316)	—	(10,316)
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	(18,868)	(10,670)	(29,538)
Thailand	Standard Chartered Bank		5,000	1.00	(1)	9/20/15	(18,867)	(15,256)	(34,123)
Tunisia	Barclays Bank PLC		7,030	1.00	(1)	9/20/17	581,694	(457,783)	123,911
Tunisia	Citibank NA		3,990	1.00	(1)	9/20/17	330,151	(279,271)	50,880
Tunisia	Deutsche Bank		13,700	1.00	(1)	6/20/17	1,040,974	(733,762)	307,212
Tunisia	Deutsche Bank		7,390	1.00	(1)	6/20/17	561,519	(417,788)	143,731
Tunisia	Goldman Sachs International		6,700	1.00	(1)	9/20/17	554,389	(395,005)	159,384
Tunisia	Goldman Sachs International		7,430	1.00	(1)	9/20/17	614,792	(461,060)	153,732
Tunisia	Goldman Sachs International		6,700	1.00	(1)	9/20/17	554,389	(437,364)	117,025
Tunisia	JPMorgan Chase Bank		8,770	1.00	(1)	9/20/17	725,669	(600,583)	125,086
Tunisia	Morgan Stanley & Co. International PLC		2,000	1.00	(1)	6/20/17	151,967	(112,989)	38,978
Tunisia	Nomura International PLC		5,700	1.00	(1)	12/20/17	509,087	(453,040)	56,047
Banco ActivoBank SA	Goldman Sachs International	EUR	1,614	5.00	(1)	3/20/19	(81,357)	94,730	13,373
Banco Comercial Portugues SA	Barclays Bank PLC	EUR	3,190	5.00	(1)	12/20/18	(167,870)	47,643	(120,227)
Banco Comercial Portugues SA	Barclays Bank PLC	EUR	3,190	5.00	(1)	12/20/18	(167,865)	45,821	(122,044)
Banco Comercial Portugues SA	Barclays Bank PLC	EUR	5,515	5.00	(1)	3/20/19	188,151	385,496	573,647
Banco Comercial Portugues SA	Barclays Bank PLC	EUR	3,191	5.00	(1)	3/20/19	(160,768)	174,330	13,562
Banco Espirito Santo SA	Barclays Bank PLC	EUR	6,375	5.00	(1)	3/20/19	(418,522)	550,267	131,745

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Banco Espirito Santo SA	Barclays Bank PLC	EUR	3,187	5.00	%(1)	3/20/19	$(209,212)	$265,050	$55,838
Banco Espirito Santo SA	Barclays Bank PLC	EUR	1,982	5.00	(1)	3/20/19	(130,046)	170,254	40,208
Banco Espirito Santo SA	Deutsche Bank	EUR	2,167	5.00	(1)	3/20/19	(142,245)	200,568	58,323
Banco Espirito Santo SA	Deutsche Bank	EUR	1,689	5.00	(1)	3/20/19	(110,885)	145,972	35,087
Banco Espirito Santo SA	Goldman Sachs International	EUR	536	5.00	(1)	3/20/19	(35,168)	46,042	10,874
Caixa Geral de Depositos SA	Barclays Bank PLC	EUR	3,185	5.00	(1)	3/20/19	(424,517)	390,917	(33,600)
iTraxx Asia ex-Japan Investment Grade Index	Bank of America		$4,720	1.00	(1)	6/20/18	40,193	(79,222)	(39,029)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		2,928	1.00	(1)	6/20/18	24,933	(82,755)	(57,822)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		26,295	1.00	(1)	6/20/18	223,917	(428,522)	(204,605)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		45,418	1.00	(1)	6/20/18	386,760	(684,616)	(297,856)
iTraxx Asia ex-Japan Investment Grade Index	Citibank NA		12,295	1.00	(1)	6/20/18	104,699	(211,312)	(106,613)
iTraxx Asia ex-Japan Investment Grade Index	Credit Suisse International		10,496	1.00	(1)	6/20/18	89,380	(157,950)	(68,570)
iTraxx Asia ex-Japan Investment Grade Index	Deutsche Bank		6,347	1.00	(1)	6/20/18	54,048	(104,162)	(50,114)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		7,636	1.00	(1)	6/20/18	65,025	(131,475)	(66,450)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		$15,662	1.00	%(1)	6/20/18	$133,371	$(266,030)	$(132,659)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		5,240	1.00	(1)	6/20/18	44,622	(81,824)	(37,202)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		4,719	1.00	(1)	6/20/18	40,185	(81,104)	(40,919)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		7,117	1.00	(1)	6/20/18	60,605	(105,371)	(44,766)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	56,534	1.00	(1)	12/20/18	(50,461)	(1,400,578)	(1,451,039)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	12,467	5.00	(1)	12/20/18	(2,859,758)	2,197,906	(661,852)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	72,334	5.00	(1)	12/20/18	(16,592,247)	12,923,942	(3,668,305)

							$87,895,862	$(73,192,527)	$14,703,335

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $624,348,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Notional Amount (000’s Omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	GTQ 21,130	Total return on Banco de Guatemala, 0%, due 3/4/14	3-month USD LIBOR-BBA + 50 bp on $2,611,067 (Notional Amount) plus Notional Amount at termination date	3/10/14	$81,940
Citibank NA	KRW 45,299,170	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	3/13/14	(830,495)
Citibank NA	KRW 19,296,043	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	3/13/14	(551,496)
Citibank NA	GTQ 37,760	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $4,702,698 (Notional Amount) plus Notional Amount at termination date	6/9/14	64,471
JPMorgan Chase Bank	PLN 41,112	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/21/14	459,061
JPMorgan Chase Bank	PLN 78,652	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/21/14	781,197

					$4,678

GTQ	-	Guatemalan Quetzal

KRW	-	South Korean Won

PLN	-	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	CLF	474	CLP	10,892,810	6-month Sinacofi Chile Interbank Rate	2.10%	5/10/18	$780,629
Bank of America	CLF	1,061	CLP	24,349,210	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	1,728,229
Bank of America	CLF	203	CLP	4,664,735	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	345,788
Citibank NA	CLF	131	CLP	3,006,030	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	204,761
Deutsche Bank	CLF	482	CLP	11,063,890	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	783,910
Deutsche Bank	CLF	1,360	CLP	31,208,027	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	2,146,510
Deutsche Bank	CLF	529	CLP	12,138,861	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	896,524
Deutsche Bank	CLF	255	CLP	5,837,972	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	392,909
Deutsche Bank	CLF	111	CLP	2,538,732	6-month Sinacofi Chile Interbank Rate	1.93	5/23/18	160,238

								$7,439,498

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	26,000	$14,619	3-month USD-LIBOR-BBA	6.97%	8/18/21	$4,416,487
Barclays Bank PLC	TRY	60,000	40,080	3-month USD-LIBOR-BBA	8.25	8/11/20	14,537,325
Barclays Bank PLC	TRY	25,350	16,650	3-month USD-LIBOR-BBA	8.32	8/16/20	5,461,200
Citibank NA	TRY	25,000	16,700	3-month USD-LIBOR-BBA	8.20	8/11/20	6,085,958
Citibank NA	TRY	3,909	2,449	3-month USD-LIBOR-BBA	8.23	2/25/21	686,981
Deutsche Bank	TRY	22,254	14,861	3-month USD-LIBOR-BBA	8.26	8/11/20	5,381,765
Deutsche Bank	TRY	14,321	8,996	3-month USD-LIBOR-BBA	8.20	2/24/21	2,550,277
JPMorgan Chase Bank	TRY	27,000	18,012	3-month USD-LIBOR-BBA	8.29	8/11/20	6,405,465
JPMorgan Chase Bank	TRY	20,000	13,333	3-month USD-LIBOR-BBA	8.36	8/11/20	4,703,704
JPMorgan Chase Bank	TRY	10,000	5,610	3-month USD-LIBOR-BBA	6.96	8/18/21	1,688,557

							$51,917,719

							$59,357,217

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	23,640,919	COP	—	$6,399,976
Options written		—		66,779,001	9,289

Outstanding, end of period	INR	23,640,919	COP	66,779,001	$6,409,265

INR	-	Indian Rupee

COP	-	Colombian Peso

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$2,207,811	$—

		$2,207,811	$—

Credit	Credit Default Swaps	$114,377,932	$(42,649,296)

		$114,377,932	$(42,649,296)

Equity Price	Futures Contracts*	$—	$(3,551,728)
Equity Price	Total Return Swaps	1,240,258	(1,381,991)

		$1,240,258	$(4,933,719)

Foreign Exchange	Currency Options Purchased	$326,245	$—
Foreign Exchange	Currency Options Written	—	(5,007,085)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	70,798,524	(69,878,837)
Foreign Exchange	Total Return Swaps	146,411	—

		$71,271,180	$(74,885,922)

Interest Rate	Cross-Currency Swaps	$59,357,217	$—
Interest Rate	Futures Contracts*	598,911	(17,051,633)
Interest Rate	Interest Rate Swaps	13,226,106	(13,196,429)
Interest Rate	Interest Rate Swaps (Centrally Cleared)*	3,020,156	—
Interest Rate	Interest Rate Swaptions Purchased	383,859	—

		$76,586,249	$(30,248,062)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swaps table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,522,827,499

Gross unrealized appreciation	$104,125,527
Gross unrealized depreciation	(185,961,457)

Net unrealized depreciation	$(81,835,930)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$1,886,334,715	$—	$1,886,334,715
Foreign Corporate Bonds & Notes	—	5,271,227	—	5,271,227
Corporate Bonds & Notes	—	630,388	—	630,388
Collateralized Mortgage Obligations	—	73,414,688	—	73,414,688
Mortgage Pass-Throughs	—	1,034,192,422	—	1,034,192,422
U.S. Government Agency Obligations	—	314,514,875	—	314,514,875
U.S. Treasury Obligations	—	690,134,431	—	690,134,431
Common Stocks	—	16,186,109 *	—	16,186,109
Precious Metals	34,433,280	—	—	34,433,280
Currency Call Options Purchased	—	12,031	—	12,031
Currency Put Options Purchased	—	314,214	—	314,214
Interest Rate Swaptions Purchased	—	383,859	—	383,859
Short-Term Investments -
Foreign Government Securities	—	855,560,225	—	855,560,225
U.S. Treasury Obligations	—	19,998,620	—	19,998,620
Repurchase Agreements	—	278,187,720	—	278,187,720
Other	—	231,422,765	—	231,422,765
Total Investments	$34,433,280	$5,406,558,289	$—	$5,440,991,569
Forward Foreign Currency Exchange Contracts	$—	$70,798,524	$—	$70,798,524
Swap Contracts	—	191,368,080	—	191,368,080
Futures Contracts	2,806,722	—	—	2,806,722
Total	$37,240,002	$5,668,724,893	$—	$5,705,964,895

Liability Description
Currency Call Options Written	$—	$(8,067)	$—	$(8,067)
Currency Put Options Written	—	(4,999,018)	—	(4,999,018)
Securities Sold Short	—	(236,164,562)	—	(236,164,562)
Forward Foreign Currency Exchange Contracts	—	(69,878,837)	—	(69,878,837)
Swap Contracts	—	(57,227,716)	—	(57,227,716)
Futures Contracts	(20,603,361)	—	—	(20,603,361)
Total	$(20,603,361)	$(368,278,200)	$—	$(388,881,561)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Global Macro Absolute Return Advantage Fund

January 31, 2014 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $1,061,453,017 and the Fund owned 66.4% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 48.3%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	4,376	$6,144,182

Total Albania			$6,144,182

Australia — 2.2%
Australia Government Bond, 1.25%, 2/21/22(1)(2)	AUD	11,794	$10,320,664
Australia Government Bond, 5.75%, 7/15/22	AUD	25,540	25,434,323

Total Australia			$35,754,987

Bermuda — 1.6%
Government of Bermuda, 4.854%, 2/6/24(3)	USD	25,654	$25,462,134

Total Bermuda			$25,462,134

Croatia — 2.3%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	27,567	$36,335,411

Total Croatia			$36,335,411

Ecuador — 0.4%
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	5,682	$5,944,793

Total Ecuador			$5,944,793

Fiji — 0.5%
Republic of Fiji, 9.00%, 3/15/16	USD	7,928	$8,410,148

Total Fiji			$8,410,148

Ghana — 0.5%
Ghana Government Bond, 14.25%, 7/25/16	GHS	1,612	$608,066
Ghana Government Bond, 16.73%, 1/11/16	GHS	3,733	1,504,478
Ghana Government Bond, 16.90%, 3/7/16	GHS	7,583	3,050,532
Ghana Government Bond, 21.00%, 10/26/15	GHS	3,941	1,696,253
Ghana Government Bond, 23.00%, 8/21/17	GHS	1,460	667,617
Ghana Government Bond, 26.00%, 6/5/17	GHS	1,433	695,782

Total Ghana			$8,222,728

Guatemala — 0.5%
Republic of Guatemala, 4.875%, 2/13/28(3)	USD	9,094	$8,195,968

Total Guatemala			$8,195,968

Hungary — 0.8%
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	3,336	$4,660,785
Republic of Hungary, 4.375%, 7/4/17(1)	EUR	4,209	5,924,860
Republic of Hungary, 5.50%, 5/6/14(1)	GBP	1,181	1,967,654

Total Hungary			$12,553,299

Ivory Coast — 1.0%
Ivory Coast, 5.75%, 12/31/32(1)	USD	17,677	$15,423,182

Total Ivory Coast			$15,423,182

Jamaica — 0.5%
Government of Jamaica, 8.00%, 6/24/19	USD	4,860	$4,908,600
Government of Jamaica, 10.625%, 6/20/17	USD	3,370	3,719,638

Total Jamaica			$8,628,238

1

Security	Principal Amount (000’s omitted)		Value
Jordan — 1.1%
Jordan Government Bond, 6.648%, 5/22/14	JOD	2,900	$4,143,483
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	4,274,615
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,526,254
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,536,559
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	6,268	6,268,000

Total Jordan			$17,748,911

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	$955,318

Total Kenya			$955,318

Latvia — 0.4%
Republic of Latvia, 2.625%, 1/21/21(3)	EUR	4,681	$6,307,701

Total Latvia			$6,307,701

Lebanon — 1.2%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	3,000	$3,027,048
Lebanese Republic, 5.875%, 1/15/15	USD	500	510,000
Lebanese Republic, 8.50%, 8/6/15	USD	750	802,500
Lebanese Republic, 8.50%, 1/19/16(1)	USD	5,700	6,152,580
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	7,879,700	5,347,625
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	2,540,690	1,719,605
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	1,076,940	729,275
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	1,843,090	1,248,011

Total Lebanon			$19,536,644

Mexico — 1.8%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240	$17,747,970
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350	10,395,244

Total Mexico			$28,143,214

New Zealand — 2.3%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	14,288	$10,990,452
New Zealand Government Bond, 3.00%, 9/20/30(2)	NZD	21,330	17,690,050
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220	7,767,187

Total New Zealand			$36,447,689

Paraguay — 0.3%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	492	$478,470
Republic of Paraguay, 4.625%, 1/25/23(3)	USD	3,786	3,681,885

Total Paraguay			$4,160,355

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	$9,780,709

Total Philippines			$9,780,709

Romania — 3.7%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	12,186	$17,672,827
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	5,986	8,676,440
Romania Government Bond, 5.75%, 1/27/16	RON	81,450	25,408,727
Romania Government Bond, 5.90%, 7/26/17	RON	22,760	7,207,635

Total Romania			$58,965,629

Rwanda — 0.8%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,550	$1,499,625
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	11,685	11,305,238

Total Rwanda			$12,804,863

2

Security	Principal Amount (000’s omitted)		Value
Serbia — 5.6%
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200	$3,661,999
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	990,000	11,432,000
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120	1,223,491
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	792,600	8,977,660
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	2,646,977
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,626,813
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,525,801
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	890,200	10,360,770
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,645,300	19,294,127
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,039,950	12,092,924
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	8,137,565
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	602,000	7,185,052

Total Serbia			$90,165,179

Slovenia — 6.6%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	6,529	$8,803,106
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	15,605	21,004,784
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	7,660	10,222,562
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	16,800	22,878,389
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	13,139,087
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	29,436	30,134,811

Total Slovenia			$106,182,739

Sri Lanka — 5.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	29,666	$28,553,525
Republic of Sri Lanka, 5.875%, 7/25/22(3)	USD	2,755	2,651,687
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	6,860	6,928,600
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	1,113	1,124,130
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	4,572	4,583,430
Republic of Sri Lanka, 6.25%, 7/27/21(3)	USD	1,130	1,132,825
Republic of Sri Lanka, 7.40%, 1/22/15(3)	USD	500	521,875
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	459,630	3,036,658
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	836,130	6,022,268
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	323,700	2,379,782
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	284,880	2,152,912
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	895,190	6,725,684
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	2,772,110	20,794,092
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	313,910	2,425,681
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	67,940	500,940

Total Sri Lanka			$89,534,089

Tanzania — 0.2%
United Republic of Tanzania, 6.392%, 3/9/20(1)(4)	USD	3,781	$3,960,598

Total Tanzania			$3,960,598

Turkey — 4.3%
Turkey Government Bond, 0.00%, 4/9/14	TRY	17,538	$7,626,948
Turkey Government Bond, 2.00%, 10/26/22(2)	TRY	2,204	862,722
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	56,057	24,028,744
Turkey Government Bond, 3.00%, 7/21/21(2)	TRY	34,044	14,593,010
Turkey Government Bond, 3.00%, 2/23/22(2)	TRY	16,496	7,030,786
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	15,672	7,130,118
Turkey Government Bond, 6.50%, 1/7/15	TRY	18,150	7,743,015

Total Turkey			$69,015,343

Uganda — 0.2%
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$551,283
Uganda Government Bond, 14.125%, 12/1/16	UGX	6,108,700	2,523,736

Total Uganda			$3,075,019

3

Security	Principal Amount (000’s omitted)		Value
Uruguay — 1.2%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	30,125	$1,251,214
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	14,435	529,354
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	39,420	1,402,715
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	78,608	3,325,073
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	103,704	4,429,399
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(2)	UYU	88,935	3,890,088
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(2)	UYU	90,108	3,983,618

Total Uruguay			$18,811,461

Venezuela — 1.6%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	25,924	$25,405,520

Total Venezuela			$25,405,520

Total Foreign Government Bonds (identified cost $786,500,180)			$772,076,051

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(5)		$8,278,925	$1,515,143
Series 2770, (Interest Only), Class SH, 6.94%, 3/15/34(5)(6)		4,945,045	927,631
Series 2877, (Interest Only), Class WS, 6.44%, 10/15/34(5)(6)		3,552,045	87,792
Series 3572, (Interest Only), Class JS, 6.64%, 9/15/39(5)(6)		9,653,572	1,540,968
Series 3586, (Interest Only), Class GS, 6.09%, 10/15/39(5)(6)		10,532,835	1,531,738
Series 3871, (Interest Only), Class MS, 7.04%, 6/15/41(5)(6)		6,108,595	1,012,365

			$6,615,637

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.342%, 10/25/35(5)(6)		$14,794,251	$2,243,659
Series 2006-56, (Interest Only), Class CS, 7.052%, 7/25/36(5)(6)		6,881,118	1,195,026
Series 2006-72, (Interest Only), Class GI, 6.422%, 8/25/36(5)(6)		23,751,242	3,704,004
Series 2006-96, (Interest Only), Class SM, 7.092%, 10/25/36(5)(6)		15,748,814	2,741,770
Series 2007-36, (Interest Only), Class SG, 6.442%, 4/25/37(5)(6)		10,686,643	1,627,462
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(5)		15,178,219	2,764,357
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(5)		7,322,272	608,998
Series 2010-109, (Interest Only), Class PS, 6.442%, 10/25/40(5)(6)		13,258,899	2,046,103
Series 2010-147, (Interest Only), Class KS, 5.792%, 1/25/41(5)(6)		10,734,545	1,441,055

			$18,372,434

Total Collateralized Mortgage Obligations (identified cost $25,016,132)			$24,988,071

Mortgage Pass-Throughs — 0.3%

Security	Principal Amount		Value
Federal National Mortgage Association:
6.00%, with various maturities to 2038		$3,973,859	$4,443,880

Total Mortgage Pass-Throughs (identified cost $4,468,055)			$4,443,880

4

Common Stocks — 0.6%

Security	Shares	Value
Germany — 0.4%
Deutsche EuroShop AG	74,963	$3,163,979
Deutsche Wohnen AG	168,588	3,155,025

Total Germany		$6,319,004

Luxembourg — 0.2%
GAGFAH SA(7)	222,110	$3,192,673

Total Luxembourg		$3,192,673

Total Common Stocks (identified cost $7,274,654)		$9,511,677

Precious Metals — 1.0%

Description	Troy Ounces	Value
Platinum (7)	11,753	$16,197,146

Total Precious Metals (identified cost $20,599,909)		$16,197,146

Currency Call Options Purchased — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Bank of America	COP	2,642,040	COP	1,845.00	6/12/14	$1,793
Colombian Peso	Citibank NA	COP	25,036,131	COP	1,757.00	2/18/14	410
Colombian Peso	Citibank NA	COP	24,594,379	COP	1,757.00	2/18/14	402
Colombian Peso	Citibank NA	COP	23,837,724	COP	1,757.00	2/18/14	390
Colombian Peso	Citibank NA	COP	15,432,000	COP	1,757.00	2/18/14	252
Colombian Peso	Citibank NA	COP	9,883,105	COP	1,757.00	2/18/14	162
Colombian Peso	JPMorgan Chase Bank	COP	8,918,100	COP	1,757.00	2/18/14	146
Colombian Peso	JPMorgan Chase Bank	COP	8,041,196	COP	1,757.00	2/18/14	132
Colombian Peso	JPMorgan Chase Bank	COP	5,631,400	COP	1,757.00	2/18/14	92
Indian Rupee	JPMorgan Chase Bank	INR	1,913,473	INR	58.00	6/19/14	58,856

Total Currency Call Options Purchased (identified cost $1,374,755)							$62,635

Currency Put Options Purchased — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	68,702	GBP	1.35	3/13/14	$791
British Pound Sterling	Citibank NA	GBP	50,625	GBP	1.40	3/13/14	832
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	32,707	GBP	1.35	3/13/14	376
Yuan Renminbi	Goldman Sachs International	CNY	110,501	CNY	6.35	10/7/14	35,375
Yuan Renminbi	JPMorgan Chase Bank	CNY	102,499	CNY	6.35	9/30/14	32,813
Yuan Renminbi	Standard Chartered Bank	CNY	209,650	CNY	6.25	4/7/14	5,224
Yuan Renminbi Offshore	Goldman Sachs International	CNH	209,650	CNH	6.25	4/4/14	4,377
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	213,000	CNH	6.35	10/6/14	73,054

Total Currency Put Options Purchased (identified cost $3,212,664)							$152,842

5

Interest Rate Swaptions Purchased — 0.0%(8)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$92,496

Total Interest Rate Swaptions Purchased (identified cost $1,495,200)				$92,496

Short-Term Investments — 49.6%

Foreign Government Securities — 26.1%

Security	Principal Amount (000’s omitted)		Value
Kenya — 3.0%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	571,700	$6,498,627
Kenya Treasury Bill, 0.00%, 4/21/14	KES	630,600	7,155,825
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	2,350,459
Kenya Treasury Bill, 0.00%, 6/16/14	KES	156,000	1,742,377
Kenya Treasury Bill, 0.00%, 8/18/14	KES	61,000	668,436
Kenya Treasury Bill, 0.00%, 9/22/14	KES	782,600	8,492,672
Kenya Treasury Bill, 0.00%, 9/29/14	KES	62,500	676,922
Kenya Treasury Bill, 0.00%, 10/20/14	KES	205,000	2,207,355
Kenya Treasury Bill, 0.00%, 11/17/14	KES	490,100	5,236,154
Kenya Treasury Bill, 0.00%, 12/1/14	KES	1,015,400	10,806,074
Kenya Treasury Bill, 0.00%, 12/15/14	KES	284,900	3,020,127

Total Kenya			$48,855,028

Lebanon — 4.4%
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	2,768,530	$1,826,412
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	3,053,890	2,012,814
Lebanon Treasury Bill, 0.00%, 4/24/14	LBP	2,363,000	1,556,016
Lebanon Treasury Bill, 0.00%, 5/1/14	LBP	10,115,000	6,654,509
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	956,000	628,277
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	2,534,520	1,662,564
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,827,860	1,853,252
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	4,506,190	2,950,392
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	1,946,400	1,272,970
Lebanon Treasury Bill, 0.00%, 6/19/14	LBP	8,821,670	5,764,017
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	5,435,800	3,544,980
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	6,058,630	3,947,408
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	16,554,670	10,773,229
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,482,360	2,914,166
Lebanon Treasury Bill, 0.00%, 7/31/14	LBP	11,028,790	7,163,365
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	4,480,000	2,878,983
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	8,711,840	5,541,378
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	2,636,710	1,673,808
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	8,497,145	5,377,862

Total Lebanon			$69,996,402

Mexico — 2.8%
Mexico Cetes, 0.00%, 4/3/14	MXN	562,189	$41,812,972
Mexico Cetes, 0.00%, 6/26/14	MXN	32,210	2,375,843

Total Mexico			$44,188,815

Nigeria — 2.2%
Nigeria Treasury Bill, 0.00%, 2/6/14	NGN	860,016	$5,276,697
Nigeria Treasury Bill, 0.00%, 2/20/14	NGN	879,925	5,380,940
Nigeria Treasury Bill, 0.00%, 2/27/14	NGN	163,000	993,132
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	1,242,930	7,565,326
Nigeria Treasury Bill, 0.00%, 3/20/14	NGN	691,900	4,191,552
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	1,921,727	11,343,885

Total Nigeria			$34,751,532

6

Security	Principal Amount (000’s omitted)		Value
Philippines — 4.5%
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	340,630	$7,515,480
Philippine Treasury Bill, 0.00%, 4/10/14	PHP	1,811,440	39,880,079
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	406,010	8,925,005
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	315,710	6,871,084
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	394,040	8,561,519

Total Philippines			$71,753,167

Serbia — 3.3%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	347,160	$4,021,459
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	345,810	3,968,157
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	538,390	5,873,523
Serbia Treasury Bill, 0.00%, 12/11/14	RSD	572,400	6,193,226
Serbia Treasury Bill, 0.00%, 1/9/15	RSD	1,296,660	13,939,236
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	1,704,000	18,237,227

Total Serbia			$52,232,828

Singapore — 0.1%
Singapore Treasury Bill, 0.00%, 3/21/14	SGD	2,994	$2,344,219

Total Singapore			$2,344,219

Sri Lanka — 4.3%
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	941,700	$7,172,334
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	1,285,010	9,711,474
Sri Lanka Treasury Bill, 0.00%, 4/18/14	LKR	835,000	6,302,185
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	71,690	540,365
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	557,490	4,190,983
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	156,420	1,165,194
Sri Lanka Treasury Bill, 0.00%, 7/4/14	LKR	822,750	6,120,677
Sri Lanka Treasury Bill, 0.00%, 7/11/14	LKR	2,400,000	17,829,091
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	178,240	1,301,618
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	263,060	1,898,300
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	110,570	796,855
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	228,830	1,646,960
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	87,430	628,432
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	115,400	828,330
Sri Lanka Treasury Bill, 0.00%, 1/16/15	LKR	1,007,990	7,225,222
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	176,870	1,264,274

Total Sri Lanka			$68,622,294

Uganda — 0.3%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	4,367,000	$1,619,283
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	2,525,500	932,198
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	2,216,000	810,191
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	2,216,000	802,099

Total Uganda			$4,163,771

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 7/23/14	UYU	40,500	$1,712,132
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	15,500	635,526
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	61,930	2,444,634

Total Uruguay			$4,792,292

Zambia — 0.9%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	4,195	$704,075
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	27,785	4,622,427
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	20,800	3,441,459
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	11,315	1,866,294
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	25,600	4,189,556

Total Zambia			$14,823,811

Total Foreign Government Securities (identified cost $426,421,246)			$416,524,159

7

U.S. Treasury Obligations — 13.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/6/14(9)		$50,000	$50,000,000
U.S. Treasury Bill, 0.00%, 3/20/14(9)		58,000	57,995,998
U.S. Treasury Bill, 0.007%, 3/6/14(9)		100,000	99,999,404

Total U.S. Treasury Obligations (identified cost $207,994,449)			$207,995,402

Repurchase Agreements — 5.7%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 1/21/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 4,744,471 collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $6,468,066.	EUR	4,746	$6,400,928
Dated 1/21/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 7,197,180, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $9,773,656.	EUR	7,200	9,709,962
Dated 1/21/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 6,490,408 collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $8,835,089.	EUR	6,493	8,756,432
Dated 1/31/14 with a maturity date of 2/19/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 5,556,527, collateralized by USD 5,700,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $5,567,811.	USD	5,558	5,557,500
Barclays Bank PLC:
Dated 1/2/14 with a maturity date of 2/6/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 2,299,159 collateralized by USD 2,344,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,329,163.	USD	2,300	2,300,050
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 3,976,758 collateralized by USD 3,470,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $3,917,991.	USD	3,977	3,977,487
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 9,507,676 collateralized by USD 9,632,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $9,571,033.	USD	9,512	9,511,600
Dated 1/16/14 with a maturity date of 2/21/14, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 4,884,807 collateralized by USD 4,432,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $4,904,885.	USD	4,886	4,886,280
Dated 1/16/14 with a maturity date of 2/21/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 2,734,694, collateralized by USD 2,557,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $2,740,483.	USD	2,736	2,735,990
Dated 1/21/14 with a maturity date of 2/27/14, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 3,415,536 collateralized by USD 3,040,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $3,432,477.	USD	3,416	3,416,200

8

Description	Principal Amount (000’s omitted)		Value
Dated 1/21/14 with a maturity date of 2/27/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 3,563,315 collateralized by USD 3,610,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $3,587,150.	USD	3,565	$3,564,875
Dated 1/23/14 with a maturity date of 2/14/14, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 3,555,253, collateralized by USD 3,656,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $3,751,214.	USD	3,555	3,555,460
Dated 1/28/14 with a maturity date of 3/3/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of USD 2,100,971 collateralized by USD 2,150,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $2,103,264.	USD	2,102	2,101,625
Nomura International PLC:
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 9,111,299 collateralized by USD 7,542,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $9,207,106.	USD	9,115	9,115,477
Dated 1/16/14 with a maturity date of 2/20/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 851,583 collateralized by USD 860,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $841,306.	USD	852	851,938
Dated 1/23/14 with a maturity date of 2/28/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 4,258,609 collateralized by USD 4,304,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,210,442.	USD	4,260	4,260,207
Dated 1/28/14 with a maturity date of 3/5/14, an interest rate of 0.00% and repurchase proceeds of EUR 4,529,373, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $6,130,514.	EUR	4,529	6,108,763
Dated 1/28/14 with a maturity date of 3/3/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 879,582 collateralized by USD 900,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $880,436.	USD	880	879,960
Dated 1/31/14 with a maturity date of 3/10/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 4,183,153, collateralized by USD 3,900,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $4,202,543.	USD	4,185	4,185,070

Total Repurchase Agreements (identified cost $92,092,160)			$91,875,804

Other — 4.8%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(10)		$77,091	$77,091,071

Total Other (identified cost $77,091,071)			$77,091,071

Total Short-Term Investments (identified cost $803,598,926)			$793,486,436

Total Investments — 101.4% (identified cost $1,653,540,475)			$1,621,011,234

9

Currency Call Options Written — (0.0)%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Goldman Sachs International	COP	2,642,040	COP	1,845.00	6/12/14	$(1,793)
Colombian Peso	JPMorgan Chase Bank	COP	22,590,696	COP	1,757.00	2/18/14	(369)
Indian Rupee	Bank of America	INR	1,913,473	INR	58.00	6/19/14	(58,856)

Total Currency Call Options Written (premiums received $105,580)							$(61,018)

Currency Put Options Written — (0.1)%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	1,192,265	INR	67.00	6/16/14	$(312,391)
Indian Rupee	Goldman Sachs International	INR	1,069,315	INR	65.00	6/9/14	(409,252)
Indian Rupee	Goldman Sachs International	INR	1,485,432	INR	72.00	7/1/14	(178,747)
Indian Rupee	JPMorgan Chase Bank	INR	1,088,360	INR	65.00	6/9/14	(416,541)
Indian Rupee	JPMorgan Chase Bank	INR	1,007,211	INR	67.00	6/16/14	(263,904)
Indian Rupee	JPMorgan Chase Bank	INR	2,309,364	INR	70.00	6/19/14	(344,557)
Indian Rupee	JPMorgan Chase Bank	INR	1,414,728	INR	72.00	7/1/14	(170,239)

Total Currency Put Options Written (premiums received $2,584,548)							$(2,095,631)

Other Assets, Less Liabilities — (1.3)%							$(19,853,176)

Net Assets — 100.0%							$1,599,001,409

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

10

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $214,235,191 or 13.4% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $90,518,254 or 5.7% of the Portfolio’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2014.

(7)	Non-income producing.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $36,584.

11

Securities Sold Short — (5.6)%

Foreign Government Bonds — (5.6)%

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — (0.9)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(5,700)	$(5,472,000)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(3,656)	(3,509,760)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(4,432)	(4,797,640)

Total Dominican Republic			$(13,779,400)

Ghana — (0.4)%
Republic of Ghana, 7.875%, 8/7/23	USD	(7,314)	$(6,876,623)

Total Ghana			$(6,876,623)

Qatar — (2.4)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(3,900)	$(4,197,180)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(6,510)	(7,340,025)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(2,557)	(2,735,990)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(7,542)	(9,053,417)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(15,586)	(15,469,105)

Total Qatar			$(38,795,717)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(6,004,054)

Total Spain			$(6,004,054)

Supranational — (1.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(6,458,502)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(9,496,229)
European Investment Bank, 4.625%, 4/15/20	EUR	(5,300)	(8,570,609)

Total Supranational			$(24,525,340)

Total Foreign Government Bonds (proceeds $88,169,566)			$(89,981,134)

Total Securities Sold Short (proceeds $88,169,566)			$(89,981,134)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $32,365,934 or 2.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
2/26/14	Gold 8,388 Troy Ounces	United States Dollar 10,438,632	Citibank NA	$(323,261)
2/26/14	Gold 3,113 Troy Ounces	United States Dollar 3,874,041	Merrill Lynch International	(119,970)

				$(443,231)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

12

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/14	Euro 1,813,746	United States Dollar 2,453,617	Goldman Sachs International	$7,419	$—	$7,419
2/3/14	Japanese Yen 363,531,000	United States Dollar 3,487,161	Citibank NA	—	(70,938)	(70,938)
2/3/14	Japanese Yen 2,402,473,000	United States Dollar 24,465,102	Nomura International PLC	950,636	—	950,636
2/3/14	Japanese Yen 1,345,123,000	United States Dollar 13,697,790	Nomura International PLC	532,252	—	532,252
2/3/14	United States Dollar 2,465,425	Euro 1,813,746	Goldman Sachs International	—	(19,227)	(19,227)
2/3/14	United States Dollar 23,427,561	Japanese Yen 2,402,473,000	Nomura International PLC	86,905	—	86,905
2/3/14	United States Dollar 16,661,830	Japanese Yen 1,708,654,000	Nomura International PLC	61,807	—	61,807
2/4/14	Brazilian Real 19,080,000	United States Dollar 7,863,826	Bank of America	—	(42,525)	(42,525)
2/4/14	Brazilian Real 25,816,000	United States Dollar 11,584,994	BNP Paribas	887,387	—	887,387
2/4/14	Brazilian Real 18,532,000	United States Dollar 7,637,967	Citibank NA	—	(41,303)	(41,303)
2/4/14	Brazilian Real 51,633,000	United States Dollar 23,176,677	Morgan Stanley & Co. International PLC	1,781,048	—	1,781,048
2/4/14	Brazilian Real 39,837,000	United States Dollar 16,418,827	Morgan Stanley & Co. International PLC	—	(88,787)	(88,787)
2/4/14	Euro 18,000,000	United States Dollar 24,355,620	Bank of America	79,029	—	79,029
2/4/14	Euro 36,000,000	United States Dollar 48,547,800	Bank of America	—	(5,383)	(5,383)
2/4/14	Euro 18,000,000	United States Dollar 24,229,278	Bank of America	—	(47,313)	(47,313)
2/4/14	Euro 14,153,000	United States Dollar 19,149,009	Goldman Sachs International	60,865	—	60,865
2/4/14	Euro 28,306,000	United States Dollar 38,172,056	Goldman Sachs International	—	(4,232)	(4,232)
2/4/14	Euro 14,153,000	United States Dollar 19,051,353	Goldman Sachs International	—	(36,791)	(36,791)
2/4/14	Swiss Franc 79,298,155	United States Dollar 87,620,334	Goldman Sachs International	157,526	—	157,526
2/4/14	United States Dollar 7,819,672	Brazilian Real 19,080,000	Bank of America	86,678	—	86,678
2/4/14	United States Dollar 24,273,900	Euro 18,000,000	Bank of America	2,691	—	2,691
2/4/14	United States Dollar 24,273,900	Euro 18,000,000	Bank of America	2,691	—	2,691
2/4/14	United States Dollar 49,013,460	Euro 36,000,000	Bank of America	—	(460,277)	(460,277)
2/4/14	United States Dollar 10,640,069	Brazilian Real 25,816,000	BNP Paribas	57,538	—	57,538
2/4/14	United States Dollar 7,588,862	Brazilian Real 18,532,000	Citibank NA	90,409	—	90,409
2/4/14	United States Dollar 19,086,028	Euro 14,153,000	Goldman Sachs International	2,116	—	2,116
2/4/14	United States Dollar 19,086,028	Euro 14,153,000	Goldman Sachs International	2,116	—	2,116
2/4/14	United States Dollar 38,532,533	Euro 28,306,000	Goldman Sachs International	—	(356,245)	(356,245)

13

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/14	United States Dollar 87,855,257	Swiss Franc 79,298,155	Goldman Sachs International	$—	$(392,449)	$(392,449)
2/4/14	United States Dollar 21,280,551	Brazilian Real 51,633,000	Morgan Stanley & Co. International PLC	115,078	—	115,078
2/4/14	United States Dollar 16,499,068	Brazilian Real 39,837,000	Morgan Stanley & Co. International PLC	8,546	—	8,546
2/5/14	Euro 95,860,000	United States Dollar 130,112,695	Goldman Sachs International	826,325	—	826,325
2/5/14	Euro 4,931,000	United States Dollar 6,628,053	Goldman Sachs International	—	(22,386)	(22,386)
2/5/14	Nigerian Naira 588,912,000	United States Dollar 3,621,103	Deutsche Bank	1,083	—	1,083
2/5/14	Philippine Peso 340,630,000	United States Dollar 7,658,049	Barclays Bank PLC	142,237	—	142,237
2/5/14	Romanian Leu 77,998,164	Euro 17,252,032	Standard Chartered Bank	—	(114,718)	(114,718)
2/5/14	United States Dollar 2,315,680	Ugandan Shilling 5,852,880,000	Barclays Bank PLC	50,328	—	50,328
2/5/14	United States Dollar 11,261,194	Ugandan Shilling 27,910,870,000	Citibank NA	21,683	—	21,683
2/5/14	United States Dollar 19,081,200	Nigerian Naira 3,115,960,000	Deutsche Bank	72,490	—	72,490
2/5/14	United States Dollar 38,346,782	Euro 28,440,838	Goldman Sachs International	11,373	—	11,373
2/5/14	United States Dollar 6,009,217	Euro 4,396,913	Goldman Sachs International	—	(79,101)	(79,101)
2/5/14	United States Dollar 7,855,601	Euro 5,745,128	Goldman Sachs International	—	(107,147)	(107,147)
2/5/14	United States Dollar 13,664,289	Euro 10,012,368	Goldman Sachs International	—	(160,610)	(160,610)
2/5/14	United States Dollar 13,322,778	Euro 9,753,203	Goldman Sachs International	—	(168,634)	(168,634)
2/5/14	United States Dollar 13,024,169	Euro 9,505,000	Goldman Sachs International	—	(204,777)	(204,777)
2/5/14	United States Dollar 22,705,088	Euro 16,619,397	Goldman Sachs International	—	(290,509)	(290,509)
2/5/14	United States Dollar 22,329,597	Euro 16,318,153	Goldman Sachs International	—	(321,307)	(321,307)
2/5/14	United States Dollar 3,674,682	Ugandan Shilling 9,295,108,593	Standard Chartered Bank	82,835	—	82,835
2/6/14	Romanian Leu 52,837,500	Euro 11,659,017	JPMorgan Chase Bank	—	(113,870)	(113,870)
2/6/14	United States Dollar 32,975,424	Chilean Peso 17,534,332,000	BNP Paribas	—	(1,414,142)	(1,414,142)
2/7/14	Norwegian Krone 412,520,000	Swedish Krona 432,508,657	Credit Suisse International	307,104	—	307,104
2/7/14	Swedish Krona 111,537,126	Norwegian Krone 103,113,000	Credit Suisse International	—	(599,951)	(599,951)
2/7/14	Swedish Krona 111,702,622	Norwegian Krone 103,113,000	Credit Suisse International	—	(625,212)	(625,212)
2/7/14	Swedish Krona 112,350,291	Norwegian Krone 103,147,000	Credit Suisse International	—	(718,651)	(718,651)
2/7/14	Swedish Krona 112,500,679	Norwegian Krone 103,147,000	Credit Suisse International	—	(741,605)	(741,605)
2/7/14	Thai Baht 301,790,000	United States Dollar 9,578,962	Deutsche Bank	438,139	—	438,139

14

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/7/14	Thai Baht 279,588,000	Swedish Krona 8,871,866	Goldman Sachs International	$403,512	$—	$403,512
2/10/14	Philippine Peso 393,359,000	United States Dollar 8,835,557	Goldman Sachs International	157,164	—	157,164
2/10/14	Sri Lankan Rupee 295,757,902	United States Dollar 2,255,284	HSBC Bank USA	—	(5,646)	(5,646)
2/10/14	United States Dollar 8,250,993	Indian Rupee 518,381,000	Bank of America	13,540	—	13,540
2/10/14	United States Dollar 6,875,029	Indian Rupee 431,934,000	Citibank NA	11,282	—	11,282
2/10/14	United States Dollar 45,492,725	Singapore Dollar 57,844,000	Standard Chartered Bank	—	(186,990)	(186,990)
2/11/14	Sri Lankan Rupee 401,500,000	United States Dollar 3,060,213	HSBC Bank USA	—	(8,772)	(8,772)
2/11/14	Thai Baht 500,696,000	United States Dollar 15,885,529	Barclays Bank PLC	723,548	—	723,548
2/12/14	Euro 10,379,294	United States Dollar 14,307,442	Standard Chartered Bank	308,863	—	308,863
2/12/14	Euro 9,576,021	United States Dollar 13,160,977	Standard Chartered Bank	245,775	—	245,775
2/12/14	Euro 13,567,000	United States Dollar 18,540,323	Standard Chartered Bank	242,478	—	242,478
2/12/14	Euro 5,950,000	United States Dollar 8,190,116	Standard Chartered Bank	165,336	—	165,336
2/12/14	Euro 66,676,000	United States Dollar 90,000,598	Standard Chartered Bank	74,519	—	74,519
2/12/14	Euro 13,730,000	United States Dollar 18,589,596	Standard Chartered Bank	71,913	—	71,913
2/12/14	Euro 7,440,000	United States Dollar 10,105,447	Standard Chartered Bank	71,101	—	71,101
2/12/14	United States Dollar 9,307,218	Euro 6,879,000	Standard Chartered Bank	—	(29,495)	(29,495)
2/12/14	United States Dollar 16,294,323	Euro 11,865,000	Standard Chartered Bank	—	(291,969)	(291,969)
2/13/14	Thai Baht 268,804,000	United States Dollar 8,421,178	Citibank NA	282,230	—	282,230
2/13/14	Thai Baht 274,426,000	United States Dollar 8,600,000	Goldman Sachs International	290,828	—	290,828
2/13/14	United States Dollar 9,510,814	Malaysian Ringgit 30,563,000	Bank of America	—	(380,619)	(380,619)
2/13/14	United States Dollar 7,755,470	Malaysian Ringgit 24,916,000	Citibank NA	—	(312,225)	(312,225)
2/13/14	United States Dollar 8,919,367	Malaysian Ringgit 29,037,000	Deutsche Bank	—	(245,040)	(245,040)
2/13/14	United States Dollar 450,813	Malaysian Ringgit 1,451,619	Goldman Sachs International	—	(17,166)	(17,166)
2/13/14	United States Dollar 7,205,774	Malaysian Ringgit 23,462,000	Standard Chartered Bank	—	(196,887)	(196,887)
2/14/14	United States Dollar 11,603,275	Nigerian Naira 1,898,876,000	Standard Chartered Bank	54,879	—	54,879
2/18/14	Japanese Yen 9,223,202,000	United States Dollar 92,403,428	Goldman Sachs International	2,124,613	—	2,124,613
2/18/14	Japanese Yen 671,756,000	United States Dollar 6,709,308	Goldman Sachs International	134,006	—	134,006
2/18/14	United States Dollar 5,227,741	Nigerian Naira 853,115,000	Standard Bank	7,137	—	7,137
2/19/14	Euro 3,816,000	United States Dollar 5,178,274	Bank of America	31,616	—	31,616

15

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/19/14	Euro 4,482,313	United States Dollar 6,028,577	Bank of America	$—	$(16,741)	$(16,741)
2/21/14	Colombian Peso 12,405,258,000	United States Dollar 6,383,768	JPMorgan Chase Bank	236,155	—	236,155
2/21/14	Euro 1,131,222	United States Dollar 1,533,089	Goldman Sachs International	7,403	—	7,403
2/21/14	United States Dollar 25,673,852	Colombian Peso 49,663,500,000	Standard Chartered Bank	—	(1,062,353)	(1,062,353)
2/24/14	United States Dollar 37,006,670	Mexican Peso 491,023,000	Citibank NA	—	(349,211)	(349,211)
2/24/14	United States Dollar 5,043,514	Singapore Dollar 6,398,000	Goldman Sachs International	—	(32,325)	(32,325)
2/24/14	United States Dollar 34,572,920	Singapore Dollar 43,767,242	JPMorgan Chase Bank	—	(292,531)	(292,531)
2/26/14	Euro 5,314,245	United States Dollar 7,312,401	Deutsche Bank	145,040	—	145,040
2/26/14	Euro 6,368,020	United States Dollar 8,703,810	Deutsche Bank	115,214	—	115,214
2/26/14	Euro 7,011,250	United States Dollar 9,531,479	Deutsche Bank	75,354	—	75,354
2/26/14	Euro 4,116,564	United States Dollar 5,623,515	Deutsche Bank	71,474	—	71,474
2/26/14	Euro 20,184,000	United States Dollar 27,243,556	Deutsche Bank	21,246	—	21,246
2/26/14	Euro 1,054,716	United States Dollar 1,440,921	Deutsche Bank	18,418	—	18,418
2/26/14	Euro 708,286	United States Dollar 973,660	Deutsche Bank	18,389	—	18,389
2/26/14	Euro 1,003,220	United States Dollar 1,361,425	Deutsche Bank	8,375	—	8,375
2/27/14	Euro 5,455,006	United States Dollar 7,294,516	Bank of America	—	(62,693)	(62,693)
2/27/14	Euro 1,860,000	United States Dollar 2,504,471	Goldman Sachs International	—	(4,125)	(4,125)
2/27/14	Euro 3,287,273	United States Dollar 4,393,802	Goldman Sachs International	—	(39,769)	(39,769)
2/27/14	United States Dollar 18,930	Euro 13,851	Bank of America	—	(249)	(249)
2/27/14	United States Dollar 319,932	Euro 236,098	Bank of America	—	(1,504)	(1,504)
2/27/14	United States Dollar 1,510,702	Euro 1,116,553	Bank of America	—	(4,798)	(4,798)
2/27/14	United States Dollar 1,148,473	Euro 839,925	Bank of America	—	(15,660)	(15,660)
2/27/14	United States Dollar 1,509,127	Euro 1,109,573	Goldman Sachs International	—	(12,637)	(12,637)
2/28/14	Malaysian Ringgit 53,950,000	United States Dollar 16,152,695	Standard Chartered Bank	43,752	—	43,752
2/28/14	New Zealand Dollar 47,055,842	United States Dollar 38,294,985	Nomura International PLC	308,960	—	308,960
2/28/14	United States Dollar 8,172,868	New Zealand Dollar 9,883,684	Australia and New Zealand Banking Group Limited	—	(194,222)	(194,222)
2/28/14	United States Dollar 7,356,726	Indian Rupee 459,045,000	BNP Paribas	—	(62,110)	(62,110)
2/28/14	United States Dollar 6,961,965	Nigerian Naira 1,144,011,000	Standard Chartered Bank	48,458	—	48,458
2/28/14	United States Dollar 6,890,846	Indian Rupee 429,975,000	Standard Chartered Bank	—	(58,177)	(58,177)

16

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/3/14	United States Dollar 7,055,350	Indonesian Rupiah 85,793,058,000	Bank of America	$—	$(31,665)	$(31,665)
3/3/14	United States Dollar 9,050,423	Indonesian Rupiah 109,962,641,000	Standard Chartered Bank	—	(48,029)	(48,029)
3/4/14	Euro 10,299,712	Singapore Dollar 17,571,000	Barclays Bank PLC	—	(128,925)	(128,925)
3/4/14	Euro 3,399,000	United States Dollar 4,672,707	Goldman Sachs International	88,444	—	88,444
3/4/14	Euro 3,824,690	Singapore Dollar 6,521,000	JPMorgan Chase Bank	—	(50,856)	(50,856)
3/5/14	Euro 3,458,302	United States Dollar 4,755,770	Bank of America	91,523	—	91,523
3/5/14	Euro 1,550,568	United States Dollar 2,140,071	Bank of America	48,804	—	48,804
3/5/14	Euro 3,268,000	United States Dollar 4,436,571	Bank of America	28,987	—	28,987
3/5/14	Euro 1,538,011	United States Dollar 2,081,559	Bank of America	7,228	—	7,228
3/5/14	Euro 1,813,746	United States Dollar 2,465,383	Goldman Sachs International	19,166	—	19,166
3/6/14	Brazilian Real 13,128,000	United States Dollar 5,593,524	BNP Paribas	196,330	—	196,330
3/6/14	Brazilian Real 29,241,000	United States Dollar 12,462,601	Morgan Stanley & Co. International PLC	441,017	—	441,017
3/6/14	United States Dollar 1,940,230	Nigerian Naira 320,138,000	Standard Chartered Bank	19,035	—	19,035
3/6/14	United States Dollar 880,142	Nigerian Naira 142,979,000	Standard Chartered Bank	—	(5,101)	(5,101)
3/10/14	Mexican Peso 121,323,000	United States Dollar 9,194,097	Citibank NA	146,932	—	146,932
3/10/14	South African Rand 338,819,000	United States Dollar 31,964,057	Standard Chartered Bank	1,630,134	—	1,630,134
3/10/14	South African Rand 11,062,755	United States Dollar 1,022,578	Standard Chartered Bank	32,147	—	32,147
3/10/14	United States Dollar 32,924,265	Mexican Peso 430,600,000	Citibank NA	—	(814,037)	(814,037)
3/11/14	United States Dollar 2,492,487	Nigerian Naira 406,400,000	Citibank NA	—	(9,924)	(9,924)
3/11/14	United States Dollar 1,146,121	Nigerian Naira 186,961,000	Standard Chartered Bank	—	(4,038)	(4,038)
3/12/14	United States Dollar 8,181,495	Nigerian Naira 1,346,265,000	Citibank NA	39,331	—	39,331
3/12/14	United States Dollar 3,926,842	Nigerian Naira 645,900,000	Standard Chartered Bank	17,278	—	17,278
3/17/14	Japanese Yen 1,483,676,000	United States Dollar 14,446,699	Bank of America	—	(77,849)	(77,849)
3/17/14	United States Dollar 4,133,182	Nigerian Naira 680,735,000	Standard Chartered Bank	15,932	—	15,932
3/18/14	Euro 6,329,043	Israeli Shekel 30,587,000	JPMorgan Chase Bank	157,725	—	157,725
3/18/14	Euro 13,353,333	Polish Zloty 56,084,000	Standard Chartered Bank	—	(266,605)	(266,605)
3/21/14	Croatian Kuna 28,551,000	Euro 3,727,041	Citibank NA	—	(5,204)	(5,204)
3/21/14	Croatian Kuna 5,873,000	Euro 762,826	Citibank NA	—	(6,241)	(6,241)
3/21/14	Croatian Kuna 6,379,000	Euro 828,226	Citibank NA	—	(7,214)	(7,214)

17

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/21/14	Croatian Kuna 9,637,000	Euro 1,250,243	Citibank NA	$—	$(12,234)	$(12,234)
3/21/14	Croatian Kuna 23,125,000	Euro 3,024,853	Deutsche Bank	4,040	—	4,040
3/21/14	Euro 609,383	Croatian Kuna 4,643,800	Citibank NA	—	(3,445)	(3,445)
3/21/14	Euro 2,971,584	Croatian Kuna 22,661,300	Citibank NA	—	(13,919)	(13,919)
3/21/14	Euro 5,038,934	Croatian Kuna 38,438,000	Citibank NA	—	(21,649)	(21,649)
3/21/14	Euro 7,457,688	Croatian Kuna 56,876,800	Citibank NA	—	(34,144)	(34,144)
3/21/14	Euro 1,713,806	Croatian Kuna 13,070,000	Deutsche Bank	—	(7,937)	(7,937)
3/25/14	Euro 14,618,000	United States Dollar 19,789,995	Deutsche Bank	74,361	—	74,361
3/25/14	Euro 9,778,000	United States Dollar 13,226,309	Goldman Sachs International	38,495	—	38,495
3/31/14	United States Dollar 3,025,949	New Turkish Lira 7,055,000	Bank of America	45,440	—	45,440
3/31/14	United States Dollar 2,901,566	New Turkish Lira 6,765,000	Standard Chartered Bank	43,572	—	43,572
4/2/14	Croatian Kuna 22,158,100	Euro 2,891,381	Citibank NA	—	(5,469)	(5,469)
4/2/14	Croatian Kuna 5,887,000	Euro 763,950	Citibank NA	—	(7,167)	(7,167)
4/2/14	Croatian Kuna 25,478,000	Euro 3,321,881	Citibank NA	—	(9,942)	(9,942)
4/2/14	Croatian Kuna 29,613,000	Euro 3,862,020	Citibank NA	—	(10,198)	(10,198)
4/2/14	Croatian Kuna 6,551,700	Euro 849,161	Deutsche Bank	—	(9,388)	(9,388)
4/2/14	Euro 2,070,817	Croatian Kuna 15,781,700	Deutsche Bank	—	(11,594)	(11,594)
4/2/14	Euro 5,147,195	Croatian Kuna 39,224,200	Deutsche Bank	—	(29,271)	(29,271)
4/3/14	Croatian Kuna 9,970,000	Euro 1,295,478	Citibank NA	—	(9,867)	(9,867)
4/3/14	Croatian Kuna 17,473,000	Euro 2,268,926	Citibank NA	—	(19,281)	(19,281)
4/7/14	New Turkish Lira 24,277,658	United States Dollar 10,955,622	HSBC Bank USA	407,594	—	407,594
4/9/14	Euro 25,912,000	United States Dollar 35,229,877	JPMorgan Chase Bank	281,431	—	281,431
4/10/14	Philippine Peso 726,796,000	United States Dollar 15,952,502	Goldman Sachs International	—	(60,078)	(60,078)
4/11/14	United States Dollar 1,645,480	Kenyan Shilling 151,631,000	Standard Chartered Bank	80,956	—	80,956
4/11/14	United States Dollar 557,116	Kenyan Shilling 49,639,000	Standard Chartered Bank	8,063	—	8,063
4/15/14	Australian Dollar 16,185,097	United States Dollar 14,565,859	Goldman Sachs International	467,878	—	467,878
4/15/14	Australian Dollar 28,926,999	United States Dollar 26,034,299	Nomura International PLC	837,521	—	837,521
4/15/14	Hungarian Forint 7,652,007,708	Euro 25,440,547	Bank of America	1,425,768	—	1,425,768
4/15/14	Hungarian Forint 7,071,075,531	Euro 23,504,439	JPMorgan Chase Bank	1,311,201	—	1,311,201

18

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/16/14	Euro 4,796,000	United States Dollar 6,527,740	Australia and New Zealand Banking Group Limited	$59,159	$—	$59,159
4/17/14	Euro 38,617,403	Polish Zloty 161,274,000	BNP Paribas	—	(1,163,287)	(1,163,287)
4/17/14	Euro 36,830,851	Polish Zloty 153,813,000	JPMorgan Chase Bank	—	(1,109,470)	(1,109,470)
4/17/14	United States Dollar 2,018,809	Kazakhstani Tenge 322,000,000	Citibank NA	26,189	—	26,189
4/17/14	United States Dollar 3,199,750	Kazakhstani Tenge 511,000,000	VTB Capital PLC	45,572	—	45,572
4/18/14	United States Dollar 3,203,762	Kazakhstani Tenge 511,000,000	VTB Capital PLC	41,065	—	41,065
4/21/14	United States Dollar 4,352,374	Colombian Peso 8,443,606,000	BNP Paribas	—	(188,740)	(188,740)
4/21/14	United States Dollar 9,346,028	Colombian Peso 18,130,360,000	Morgan Stanley & Co. International PLC	—	(405,749)	(405,749)
4/22/14	Euro 24,434,071	Swedish Krona 214,629,000	Credit Suisse International	—	(236,248)	(236,248)
4/22/14	Swedish Krona 214,629,000	Euro 24,315,001	Credit Suisse International	75,652	—	75,652
4/23/14	Euro 4,625,203	United States Dollar 6,288,010	Goldman Sachs International	49,749	—	49,749
4/23/14	United States Dollar 3,205,651	Kazakhstani Tenge 510,500,000	VTB Capital PLC	33,529	—	33,529
4/24/14	United States Dollar 31,325,857	Israeli Shekel 109,505,800	Bank of America	—	(216,212)	(216,212)
4/24/14	United States Dollar 29,728,326	Israeli Shekel 103,933,200	Standard Chartered Bank	—	(201,808)	(201,808)
4/28/14	Canadian Dollar 12,721,000	United States Dollar 11,421,568	Citibank NA	22,376	—	22,376
4/28/14	Canadian Dollar 1,032,000	United States Dollar 921,305	Deutsche Bank	—	(3,462)	(3,462)
4/28/14	Canadian Dollar 36,726,000	United States Dollar 33,086,934	Goldman Sachs International	177,041	—	177,041
4/28/14	Canadian Dollar 33,728,000	United States Dollar 30,113,882	HSBC Bank USA	—	(109,525)	(109,525)
4/28/14	Canadian Dollar 24,005,000	United States Dollar 21,533,686	Toronto-Dominion Bank	22,987	—	22,987
4/30/14	Euro 7,614,791	United States Dollar 10,365,406	Deutsche Bank	94,857	—	94,857
4/30/14	United States Dollar 32,868,366	Peruvian New Sol 94,135,000	Standard Chartered Bank	—	(41,042)	(41,042)
5/5/14	Brazilian Real 19,080,000	United States Dollar 7,652,816	Bank of America	—	(76,418)	(76,418)
5/5/14	Brazilian Real 18,532,000	United States Dollar 7,427,358	Citibank NA	—	(79,883)	(79,883)
5/5/14	Swiss Franc 79,298,155	United States Dollar 87,921,983	Goldman Sachs International	390,629	—	390,629
5/6/14	British Pound Sterling 1,122,392	United States Dollar 1,802,111	Deutsche Bank	—	(41,719)	(41,719)
5/7/14	Euro 19,097,000	United States Dollar 26,084,592	Goldman Sachs International	327,040	—	327,040
5/7/14	Japanese Yen 1,708,654,000	United States Dollar 16,669,795	Nomura International PLC	—	(62,112)	(62,112)
5/7/14	Japanese Yen 2,402,473,000	United States Dollar 23,438,761	Nomura International PLC	—	(87,333)	(87,333)
5/16/14	Russian Ruble 745,664,053	United States Dollar 22,046,065	Bank of America	1,284,515	—	1,284,515

19

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/16/14	Russian Ruble 737,630,186	United States Dollar 21,793,074	BNP Paribas	$1,255,212	$—	$1,255,212
5/16/14	Russian Ruble 1,283,926,761	United States Dollar 37,927,649	HSBC Bank USA	2,179,232	—	2,179,232
5/16/14	Russian Ruble 144,621,631	United States Dollar 4,292,717	Standard Chartered Bank	266,012	—	266,012
5/16/14	United States Dollar 13,928,545	Russian Ruble 462,775,913	Bank of America	—	(1,043,460)	(1,043,460)
5/16/14	United States Dollar 39,450,385	Russian Ruble 1,314,881,317	Bank of America	—	(2,840,100)	(2,840,100)
5/16/14	United States Dollar 15,630,401	Russian Ruble 521,508,335	Citibank NA	—	(1,110,027)	(1,110,027)
5/16/14	United States Dollar 18,358,740	Russian Ruble 612,677,066	Standard Chartered Bank	—	(1,299,952)	(1,299,952)
5/27/14	Russian Ruble 852,104,225	United States Dollar 25,171,087	JPMorgan Chase Bank	1,499,061	—	1,499,061
5/27/14	Russian Ruble 137,175,565	United States Dollar 4,063,257	JPMorgan Chase Bank	252,428	—	252,428
5/27/14	Russian Ruble 1,785,769,775	United States Dollar 52,747,593	Morgan Stanley & Co. International PLC	3,137,714	—	3,137,714
5/27/14	United States Dollar 5,966,408	Russian Ruble 198,621,728	Bank of America	—	(448,564)	(448,564)
5/27/14	United States Dollar 40,437,063	Russian Ruble 1,340,109,541	Bank of America	—	(3,207,923)	(3,207,923)
5/27/14	United States Dollar 19,897,922	Russian Ruble 662,501,302	BNP Paribas	—	(1,493,192)	(1,493,192)
5/27/14	United States Dollar 17,317,549	Russian Ruble 573,816,993	Standard Chartered Bank	—	(1,376,529)	(1,376,529)
6/17/14	Indonesian Rupiah 10,752,202,000	United States Dollar 882,775	Standard Chartered Bank	23,521	—	23,521
7/21/14	United States Dollar 11,253,769	Indonesian Rupiah 128,011,622,000	Barclays Bank PLC	—	(1,096,597)	(1,096,597)
7/21/14	United States Dollar 6,254,490	Indonesian Rupiah 70,675,742,000	Standard Chartered Bank	—	(646,674)	(646,674)
7/22/14	United States Dollar 6,200,094	Indonesian Rupiah 70,805,078,300	Goldman Sachs International	—	(583,191)	(583,191)
8/13/14	United States Dollar 1,639,333	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(170,080)	(170,080)
8/20/14	United States Dollar 1,594,381	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(127,279)	(127,279)
8/20/14	United States Dollar 1,274,940	Indonesian Rupiah 14,846,674,000	JPMorgan Chase Bank	—	(104,291)	(104,291)
8/20/14	United States Dollar 4,389,486	Indonesian Rupiah 50,896,091,425	Standard Chartered Bank	—	(376,369)	(376,369)
9/9/14	Zambian Kwacha 6,700,000	United States Dollar 1,120,214	Standard Bank	—	(2,929)	(2,929)
9/9/14	Zambian Kwacha 4,290,000	United States Dollar 717,391	Standard Chartered Bank	—	(1,756)	(1,756)
9/23/14	Zambian Kwacha 8,120,000	United States Dollar 1,364,706	Barclays Bank PLC	9,323	—	9,323
9/23/14	Zambian Kwacha 7,130,000	United States Dollar 1,170,772	Barclays Bank PLC	—	(19,361)	(19,361)
9/23/14	Zambian Kwacha 9,744,000	United States Dollar 1,601,315	Barclays Bank PLC	—	(25,145)	(25,145)
9/30/14	United States Dollar 1,401,220	Azerbaijani Manat 1,149,000	Standard Bank	26,287	—	26,287

20

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/9/14	United States Dollar 2,814,724	Azerbaijani Manat 2,294,000	VTB Capital PLC	$26,495	$—	$26,495
10/9/14	United States Dollar 2,823,818	Azerbaijani Manat 2,300,000	VTB Capital PLC	24,832	—	24,832
10/17/14	United States Dollar 4,083,080	Kazakhstani Tenge 674,729,000	Citibank NA	57,107	—	57,107
10/17/14	United States Dollar 302,755	Kazakhstani Tenge 50,000,000	Citibank NA	4,049	—	4,049
10/20/14	United States Dollar 3,258,631	Kazakhstani Tenge 538,000,000	Deutsche Bank	40,959	—	40,959
10/23/14	United States Dollar 2,106,222	Kazakhstani Tenge 347,000,000	JPMorgan Chase Bank	20,911	—	20,911
10/27/14	United States Dollar 3,028,190	Kazakhstani Tenge 499,500,000	HSBC Bank USA	31,778	—	31,778
11/5/14	United States Dollar 3,486,322	Kazakhstani Tenge 573,500,000	Citibank NA	21,672	—	21,672
11/12/14	United States Dollar 3,604,275	Kazakhstani Tenge 590,200,000	Deutsche Bank	660	—	660
11/12/14	United States Dollar 11,862,301	Kazakhstani Tenge 1,938,300,000	Deutsche Bank	—	(23,186)	(23,186)
11/13/14	United States Dollar 4,476,261	Indonesian Rupiah 55,550,403,000	Citibank NA	—	(172,230)	(172,230)
11/21/14	United States Dollar 2,464,615	Kazakhstani Tenge 400,500,000	JPMorgan Chase Bank	—	(22,896)	(22,896)
11/21/14	United States Dollar 3,720,787	Kazakhstani Tenge 605,000,000	VTB Bank Europe PLC	—	(32,297)	(32,297)
12/3/14	United States Dollar 10,658,816	Kazakhstani Tenge 1,754,974,011	Deutsche Bank	14,342	—	14,342
12/3/14	United States Dollar 1,723,164	Kazakhstani Tenge 283,719,000	Deutsche Bank	2,319	—	2,319
12/22/14	United States Dollar 18,209,437	Kazakhstani Tenge 2,990,900,000	VTB Bank Europe PLC	—	(90,457)	(90,457)
12/30/14	United States Dollar 3,351,993	Uruguayan Peso 79,040,000	Citibank NA	—	(140,971)	(140,971)
1/12/15	United States Dollar 1,812,289	Ugandan Shilling 4,956,610,000	Citibank NA	29,762	—	29,762
1/12/15	United States Dollar 1,407,971	Ugandan Shilling 3,843,761,000	Standard Chartered Bank	20,506	—	20,506
1/16/15	United States Dollar 4,942,158	Uruguayan Peso 118,167,000	Citibank NA	—	(167,220)	(167,220)
1/20/15	United States Dollar 3,283,113	Ugandan Shilling 8,943,200,000	Barclays Bank PLC	35,092	—	35,092
1/23/15	United States Dollar 1,533,481	Ugandan Shilling 4,145,000,000	Citibank NA	3,506	—	3,506
1/23/15	United States Dollar 4,942,154	Uruguayan Peso 118,414,000	Citibank NA	—	(167,730)	(167,730)
1/29/15	United States Dollar 2,392,175	Ugandan Shilling 6,434,950,000	Barclays Bank PLC	—	(8,966)	(8,966)
2/27/15	United States Dollar 3,989,515	Uruguayan Peso 95,509,000	Citibank NA	—	(180,616)	(180,616)
3/31/15	United States Dollar 3,352,188	Uruguayan Peso 81,190,000	Citibank NA	—	(146,387)	(146,387)

				$33,098,385	$(34,002,658)	$(904,273)

21

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	666 Euro-Bobl	Short	$(113,000,115)	$(113,833,180)	$(833,065)
3/14	287 Euro-Bund	Short	(54,498,580)	(55,692,604)	(1,194,024)
3/14	79 Euro-Schatz	Short	(11,775,604)	(11,788,922)	(13,318)
3/14	448 IMM 10-Year Interest Rate Swap	Long	45,147,440	44,170,560	(976,880)
3/14	120 Japan 10-Year Bond	Short	(169,129,881)	(169,999,021)	(869,140)
3/14	282 Nikkei 225 Index	Long	43,074,210	40,987,570	(2,086,640)
3/14	207 U.K. Gilt	Short	(37,307,606)	(37,564,285)	(256,679)
3/14	134 U.S. 2-Year Deliverable Interest Rate Swap	Short	(13,464,316)	(13,460,719)	3,597
3/14	394 U.S. 5-Year Deliverable Interest Rate Swap	Short	(39,886,587)	(39,966,375)	(79,788)
3/14	914 U.S. 10-Year Deliverable Interest Rate Swap	Short	(93,104,769)	(94,641,844)	(1,537,075)
4/14	14 Gold	Short	(1,770,160)	(1,735,720)	34,440
12/14	98 Copper	Short	(17,946,580)	(17,230,850)	715,730

					$(7,092,842)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

•	Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

•	U.K. Gilt: Gilt issues having a maturity 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
LCH.Clearnet	AUD	13,089	Pays	6-month AUD Bank Bill	4.31%	7/4/23	$13,433
LCH.Clearnet	AUD	17,116	Pays	6-month AUD Bank Bill	4.31	7/15/23	3,016
LCH.Clearnet	AUD	16,060	Pays	6-month AUD Bank Bill	4.48	8/20/23	302,841
LCH.Clearnet	HUF	2,525,000	Receives	6-month HUF BUBOR	4.57	11/14/18	37,348
LCH.Clearnet	HUF	5,190,000	Receives	6-month HUF BUBOR	3.78	11/15/18	848,268
LCH.Clearnet	HUF	3,243,000	Receives	6-month HUF BUBOR	4.43	11/15/18	131,847
LCH.Clearnet	NZD	112,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	41,675
LCH.Clearnet	NZD	117,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	86,575
LCH.Clearnet	NZD	92,500	Pays	3-month NZD Bank Bill	4.74	10/10/16	52,065
LCH.Clearnet	NZD	5,449	Pays	3-month NZD Bank Bill	4.21	10/23/17	33,578
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20	10/24/17	75,359
LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15	10/25/17	47,219
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04	10/30/17	8,788
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04	10/31/17	3,591
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03	10/31/17	2,389

							$1,687,992

AUD	-	Australian Dollar

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

22

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	BRL	6,057	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$(3,752)
Bank of America	BRL	696	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/2/23	(3,269)
Bank of America	BRL	18,527	Pays	Brazil CETIP Interbank Deposit Rate	12.94	1/2/23	(175,209)
Bank of America	CLP	4,413,690	Receives	6-month Sinacofi Chile Interbank Rate	4.80	5/10/18	(75,601)
Bank of America	CLP	10,493,516	Receives	6-month Sinacofi Chile Interbank Rate	4.76	5/13/18	(147,658)
Bank of America	CLP	3,952,822	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	(46,387)
Bank of America	HUF	200,230	Receives	6-month HUF BUBOR	7.32	12/16/16	(72,611)
Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	64,309
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	20,713
Bank of America	MYR	72,483	Pays	3-month MYR KLIBOR	3.51	1/15/16	(39,187)
Bank of America	MYR	17,742	Receives	3-month MYR KLIBOR	4.58	1/15/24	(39,603)
Bank of America	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(6,437)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	164,391
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	75,611
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	155,806
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	131,659
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	5,521
Bank of America	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	9,998
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	91,548
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	183,267
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	76,508
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	21,011
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	42,668
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	15,026
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	157,556
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	1,789
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	6,059
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	22,457
Citibank NA	CLP	1,694,460	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(15,919)
Citibank NA	MXN	492,000	Pays	Mexican Interbank TIIE 28 Day	4.39	1/25/16	(53,508)
Citibank NA	MXN	475,630	Pays	Mexican Interbank TIIE 28 Day	4.35	1/26/16	(78,551)
Citibank NA	MYR	70,663	Pays	3-month MYR KLIBOR	3.51	1/15/16	(40,223)
Citibank NA	MYR	17,140	Receives	3-month MYR KLIBOR	4.58	1/15/24	(38,259)
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	231,658
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	113,479
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	21,920
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	72,861
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	75,483
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	7,322
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	6,742
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	16,018
Citibank NA	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	44,614
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	21,384
Credit Suisse International	HUF	155,590	Pays	6-month HUF BUBOR	5.11	1/11/17	14,547
Credit Suisse International	HUF	244,410	Pays	6-month HUF BUBOR	5.13	1/11/17	23,986
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(171,988)
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	27,781
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(202,933)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	95,075
Deutsche Bank	BRL	9,320	Pays	Brazil CETIP Interbank Deposit Rate	12.92	1/4/21	(48,070)
Deutsche Bank	BRL	45,789	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	(296,945)
Deutsche Bank	BRL	3,340	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	(28,032)
Deutsche Bank	CLP	4,483,020	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(70,076)
Deutsche Bank	CLP	13,240,270	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	(126,826)
Deutsche Bank	CLP	5,224,497	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(65,555)
Deutsche Bank	CLP	3,290,792	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(30,917)

23

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank	CLP	1,114,809	Receives	6-month Sinacofi Chile Interbank Rate	4.64%	5/23/18	$(5,364)
Deutsche Bank	MYR	73,351	Pays	3-month MYR KLIBOR	3.48	1/13/16	(52,473)
Deutsche Bank	MYR	17,952	Receives	3-month MYR KLIBOR	4.54	1/13/24	(58,601)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	94,161
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	281,285
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	150,169
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	98,210
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	71,911
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	2,523
Deutsche Bank	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	11,381
Goldman Sachs International	BRL	8,841	Pays	Brazil CETIP Interbank Deposit Rate	13.07	1/4/21	(12,229)
Goldman Sachs International	BRL	630	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	(3,878)
Goldman Sachs International	MXN	482,050	Pays	Mexican Interbank TIIE 28 Day	4.36	1/26/16	(72,614)
Goldman Sachs International	MXN	998,150	Pays	Mexican Interbank TIIE 28 Day	4.35	1/26/16	(160,757)
Goldman Sachs International	MYR	69,796	Pays	3-month MYR KLIBOR	3.47	1/13/16	(53,962)
Goldman Sachs International	MYR	16,930	Receives	3-month MYR KLIBOR	4.53	1/13/24	(59,310)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	54,989
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	507,315
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(571,476)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	167,488
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(193,145)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(237,092)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	203,694
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(227,118)
JPMorgan Chase Bank	HUF	616,000	Pays	6-month HUF BUBOR	5.10	12/27/16	59,287
JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(227,593)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	20,075
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(92,406)
JPMorgan Chase Bank	NZD	86,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	15,299
JPMorgan Chase Bank	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	(660,287)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(321,066)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(321,066)
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	55,990
Nomura International	BRL	8,516	Pays	Brazil CETIP Interbank Deposit Rate	13.03	1/4/21	(20,436)
Nomura International	BRL	47,276	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/4/21	(40,493)
Nomura International	BRL	7,536	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	(98,500)
Nomura International	BRL	17,830	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	(196,055)

							$(1,750,893)

BRL	-	Brazilian Real

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

24

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$3,100	1.00	%(1)	9/20/18	1.77%	$(101,623)	$106,732	$5,109
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	1.77	(105,557)	110,695	5,138
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.38	(5,268)	2,702	(2,566)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.38	(18,880)	10,150	(8,730)
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.92	(231,927)	178,702	(53,225)
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.92	(154,617)	55,373	(99,244)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.92	(452,721)	136,949	(315,772)
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	1.92	(813,856)	327,012	(486,844)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.38	(13,495)	8,124	(5,371)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.38	(22,669)	13,532	(9,137)
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.92	(77,618)	46,390	(31,228)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.92	(154,618)	99,258	(55,360)
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.92	(129,570)	80,253	(49,317)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	1.30	(17,599)	43,850	26,251
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.38	(5,267)	3,175	(2,092)
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.38	(11,837)	6,689	(5,148)
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	1.38	(28,320)	18,584	(9,736)
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.44	(73,356)	60,181	(13,175)
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.44	(66,019)	30,624	(35,395)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.92	(114,418)	95,520	(18,898)
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.92	(150,288)	128,622	(21,666)
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.92	(176,264)	135,813	(40,451)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.92	(94,935)	77,188	(17,747)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.92	(463,853)	382,164	(81,689)
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.98	(93,403)	48,743	(44,660)
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.92	(154,618)	97,580	(57,038)
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.98	(88,217)	47,845	(40,372)
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	1.98	(251,255)	118,353	(132,902)
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.92	(231,927)	146,370	(85,557)
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.92	(30,921)	11,100	(19,821)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.98	(267,154)	142,155	(124,999)
Turkey	BNP Paribas	4,800	1.00	(1)	9/20/22	3.01	(669,545)	267,230	(402,315)
Turkey	BNP Paribas	10,000	1.00	(1)	9/20/22	3.01	(1,394,885)	500,591	(894,294)
Turkey	BNP Paribas	15,456	1.00	(1)	9/20/22	3.01	(2,155,935)	795,322	(1,360,613)
Turkey	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	3.01	(1,032,215)	476,409	(555,806)

Total		$214,569					$(9,854,650)	$4,809,980	$(5,044,670)

25

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$2,359	1.00	%(1)	3/20/24	$299,781	$(301,233)	$(1,452)
Brazil	Barclays Bank PLC	12,000	1.00	(1)	6/20/22	1,247,910	(939,824)	308,086
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	1,376,583	(996,628)	379,955
Brazil	Goldman Sachs International	4,900	1.00	(1)	3/20/24	622,689	(584,405)	38,284
Brazil	Goldman Sachs International	653	1.00	(1)	3/20/24	82,982	(81,886)	1,096
Brazil	Goldman Sachs International	882	1.00	(1)	3/20/24	112,084	(117,767)	(5,683)
Brazil	Goldman Sachs International	2,629	1.00	(1)	3/20/24	334,092	(342,555)	(8,463)
Brazil	Morgan Stanley and Co. International PLC	3,080	1.00	(1)	3/20/24	391,405	(367,714)	23,691
Bulgaria	Barclays Bank PLC	4,691	1.00	(1)	12/20/18	52,950	(54,273)	(1,323)
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	11,884	(10,125)	1,759
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	26,777	(27,229)	(452)
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	18,139	(21,154)	(3,015)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	24,381	(21,927)	2,454
Bulgaria	Citibank NA	3,220	1.00	(1)	9/20/18	27,813	(25,435)	2,378
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	45,150	(45,216)	(66)
Bulgaria	Goldman Sachs International	2,000	1.00	(1)	12/20/18	22,575	(23,054)	(479)
China	Bank of America	6,100	1.00	(1)	3/20/17	(94,175)	(114,063)	(208,238)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(155,557)	(171,458)	(327,015)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(57,122)	(59,836)	(116,958)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(66,386)	(69,539)	(135,925)
China	JPMorgan Chase Bank	10,200	1.00	(1)	3/20/18	(111,175)	130,274	19,099
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	164,804	(133,702)	31,102
Colombia	Barclays Bank PLC	2,000	1.00	(1)	6/20/22	99,648	(97,761)	1,887
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	204,277	(228,585)	(24,308)
Colombia	Deutsche Bank	4,580	1.00	(1)	6/20/22	228,192	(285,048)	(56,856)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	(12,081)	(164,587)	(176,668)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	126,350	(100,704)	25,646
Colombia	Goldman Sachs International	1,220	1.00	(1)	6/20/22	60,785	(89,230)	(28,445)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	99,647	(132,653)	(33,006)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	(6,587)	(90,986)	(97,573)
Colombia	HSBC Bank USA	4,361	1.00	(1)	9/20/21	184,285	(143,591)	40,694
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	188,891	(153,243)	35,648
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	199,294	(217,071)	(17,777)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	162,519	(104,623)	57,896
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	379,220	(276,047)	103,173
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	406,303	(264,412)	141,891
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	121,891	(77,529)	44,362
Croatia	Citibank NA	1,913	1.00	(1)	3/20/18	168,364	(145,806)	22,558
Croatia	Citibank NA	5,580	1.00	(1)	6/20/18	534,355	(454,938)	79,417
Croatia	Citibank NA	930	1.00	(1)	6/20/18	89,059	(65,952)	23,107
Croatia	Citibank NA	1,270	1.00	(1)	6/20/18	121,619	(104,867)	16,752
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	162,521	(103,646)	58,875
Croatia	HSBC Bank USA	2,822	1.00	(1)	3/20/18	248,366	(215,088)	33,278
Croatia	JPMorgan Chase Bank	1,533	1.00	(1)	6/20/18	146,804	(126,687)	20,117

26

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$1,782	1.00	%(1)	12/20/16	$94,557	$(72,540)	$22,017
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	203,151	(131,356)	71,795
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	203,152	(133,899)	69,253
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	129,611	(85,504)	44,107
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	112,546	(69,433)	43,113
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	111,421	(97,421)	14,000
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	269,577	(212,331)	57,246
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	239,406	(197,477)	41,929
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	262,868	(242,379)	20,489
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	111,371	(100,309)	11,062
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	580,870	(362,583)	218,287
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	90,672	(32,927)	57,745
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	148,563	(50,542)	98,021
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	150,306	(54,586)	95,720
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	320,839	(87,413)	233,426
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	69,070	(202,268)	(133,198)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	34,536	(101,126)	(66,590)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	95,931	(281,926)	(185,995)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	65,233	(190,175)	(124,942)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	130,467	(378,956)	(248,489)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	34,536	(101,126)	(66,590)
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	130,140	(148,755)	(18,615)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	498,967	(593,844)	(94,877)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	498,968	(594,060)	(95,092)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	4,198,141	(4,664,033)	(465,892)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(205,652)	205,200	(452)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(190,623)	175,919	(14,704)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	112,489	(138,303)	(25,814)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(76,361)	32,817	(43,544)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	65,802	(103,118)	(37,316)
Mexico	Bank of America	3,910	1.00	(1)	6/20/22	135,413	(241,109)	(105,696)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	34,632	(64,682)	(30,050)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	545,556	(422,745)	122,811
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	43,291	(69,662)	(26,371)
Mexico	Deutsche Bank	10,000	1.00	(1)	6/20/23	426,216	(298,946)	127,270
Mexico	Goldman Sachs International	1,900	1.00	(1)	6/20/22	65,802	(104,391)	(38,589)
Mexico	Goldman Sachs International	1,950	1.00	(1)	6/20/22	67,534	(129,209)	(61,675)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(13,744)	(7,359)	(21,103)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(19,635)	(9,856)	(29,491)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(23,562)	(17,957)	(41,519)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(10,364)	(8,529)	(18,893)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(14,510)	(8,515)	(23,025)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(16,583)	(7,548)	(24,131)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(16,584)	(11,272)	(27,856)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(21,766)	(13,916)	(35,682)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(25,911)	(20,939)	(46,850)

27

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Citibank NA	$6,600	1.00	%(1)	9/20/15	$(61,165)	$(59,505)	$(120,670)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(20,729)	(13,690)	(34,419)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(64,650)	(129,122)	(193,772)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(9,818)	(5,628)	(15,446)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(12,762)	(6,845)	(19,607)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(22,580)	(12,898)	(35,478)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(20,729)	(14,083)	(34,812)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(9,818)	(4,707)	(14,525)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(26,948)	(19,342)	(46,290)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(204,430)	156,758	(47,672)
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(16,239)	6,381	(9,858)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	(2,740)	(7,093)	(9,833)
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	(7,174)	(18,825)	(25,999)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	497,806	(577,579)	(79,773)
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	2,639,801	(1,844,080)	795,721
Russia	Deutsche Bank	15,333	1.00	(1)	6/20/18	522,557	(241,056)	281,501
Russia	Deutsche Bank	7,570	1.00	(1)	6/20/18	257,990	(117,561)	140,429
Russia	JPMorgan Chase Bank	9,158	1.00	(1)	6/20/18	312,110	(140,578)	171,532
Russia	JPMorgan Chase Bank	6,210	1.00	(1)	6/20/18	211,640	(97,847)	113,793
Russia	JPMorgan Chase Bank	3,820	1.00	(1)	6/20/18	130,188	(54,310)	75,878
Russia	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	767,451	(537,504)	229,947
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	302,426	(92,789)	209,637
South Africa	Bank of America	890	1.00	(1)	12/20/20	84,366	(23,601)	60,765
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	3,295,411	(1,783,047)	1,512,364
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,833,171	(895,533)	937,638
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	626,082	(323,408)	302,674
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	939,125	(639,269)	299,856
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	363,059	(107,252)	255,807
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	216,129	(60,238)	155,891
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	388,165	(226,871)	161,294
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	388,165	(233,098)	155,067
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	433,529	(208,797)	224,732
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	453,587	(141,774)	311,813
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	189,609	(58,574)	131,035
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	84,366	(25,093)	59,273
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	892,256	(332,659)	559,597
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	803,030	(255,444)	547,586
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	2,253,291	(1,472,266)	781,025
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	463,301	(327,473)	135,828
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	713,734	(482,850)	230,884
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	608,552	(413,465)	195,087
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,878,249	(1,276,838)	601,411
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	384,415	(253,116)	131,299
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	341,938	(228,374)	113,564
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	919,837	(559,802)	360,035
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	322,949	(207,131)	115,818
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	125,205	(66,923)	58,282
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	978,018	(642,849)	335,169
Spain	Bank of America	2,400	1.00	(1)	9/20/20	77,922	(177,346)	(99,424)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	78,604	(156,735)	(78,131)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	38,789	(77,079)	(38,290)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	137,524	(278,422)	(140,898)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	112,827	(327,653)	(214,826)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	202,076	(364,761)	(162,685)

28

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Barclays Bank PLC		$5,000	1.00	%(1)	6/20/21	$201,797	$(410,872)	$(209,075)
Spain	Barclays Bank PLC		5,000	1.00	(1)	3/20/22	235,828	(807,911)	(572,083)
Spain	Citibank NA		7,900	1.00	(1)	12/20/16	13,727	(180,375)	(166,648)
Spain	Credit Suisse International		2,200	1.00	(1)	3/20/21	83,533	(243,477)	(159,944)
Spain	Credit Suisse International		5,000	1.00	(1)	6/20/21	202,075	(398,266)	(196,191)
Spain	Deutsche Bank		3,500	1.00	(1)	12/20/20	123,404	(286,560)	(163,156)
Spain	Deutsche Bank		10,730	1.00	(1)	6/20/22	529,703	(2,493,521)	(1,963,818)
Thailand	Bank of America		1,000	1.00	(1)	3/20/16	(2,911)	(1,979)	(4,890)
Thailand	Barclays Bank PLC		1,400	1.00	(1)	3/20/16	(4,076)	(4,117)	(8,193)
Thailand	Barclays Bank PLC		3,000	1.00	(1)	3/20/16	(8,734)	(1,190)	(9,924)
Thailand	Citibank NA		6,900	1.00	(1)	3/20/18	107,182	2,718	109,900
Thailand	Goldman Sachs International		4,100	1.00	(1)	3/20/16	(11,937)	(14,569)	(26,506)
Thailand	Standard Chartered Bank		3,300	1.00	(1)	9/20/15	(12,452)	(14,069)	(26,521)
Tunisia	Barclays Bank PLC		1,970	1.00	(1)	9/20/17	163,007	(128,401)	34,606
Tunisia	Deutsche Bank		3,800	1.00	(1)	6/20/17	288,737	(203,527)	85,210
Tunisia	Deutsche Bank		2,150	1.00	(1)	6/20/17	163,364	(121,548)	41,816
Tunisia	Goldman Sachs International		2,100	1.00	(1)	9/20/17	173,763	(123,807)	49,956
Tunisia	Goldman Sachs International		2,250	1.00	(1)	9/20/17	186,175	(139,621)	46,554
Tunisia	Goldman Sachs International		2,100	1.00	(1)	9/20/17	173,763	(137,084)	36,679
Tunisia	JPMorgan Chase Bank		4,520	1.00	(1)	9/20/17	374,005	(302,452)	71,553
Tunisia	Morgan Stanley & Co. International PLC		500	1.00	(1)	6/20/17	37,992	(28,247)	9,745
Tunisia	Nomura International PLC		3,400	1.00	(1)	12/20/17	303,667	(270,235)	33,432
Banco Commercial Portugues SA	Barclays Bank PLC	EUR	1,720	5.00	(1)	12/20/18	(90,513)	25,688	(64,825)
Banco Commercial Portugues SA	Barclays Bank PLC	EUR	1,720	5.00	(1)	12/20/18	(90,510)	24,706	(65,804)
Banco Commercial Portugues SA	Barclays Bank PLC	EUR	2,966	5.00	(1)	3/20/19	101,248	207,323	308,571
Banco Commercial Portugues SA	Barclays Bank PLC	EUR	1,717	5.00	(1)	3/20/19	(86,506)	93,803	7,297
Banco Activo Bank SA	Goldman Sachs International	EUR	869	5.00	(1)	3/20/19	(43,804)	51,004	7,200
Banco Espirito Santo SA	Barclays Bank PLC	EUR	3,443	5.00	(1)	3/20/19	(226,034)	297,187	71,153
Banco Espirito Santo SA	Barclays Bank PLC	EUR	1,722	5.00	(1)	3/20/19	(113,042)	143,212	30,170
Banco Espirito Santo SA	Barclays Bank PLC	EUR	1,395	5.00	(1)	3/20/19	(91,531)	119,831	28,300
Banco Espirito Santo SA	Deutsche Bank	EUR	1,171	5.00	(1)	3/20/19	(76,866)	108,382	31,516
Banco Espirito Santo SA	Deutsche Bank	EUR	912	5.00	(1)	3/20/19	(59,873)	78,820	18,947
Caixa Geral de Depositos SA	Barclays Bank PLC	EUR	1,724	5.00	(1)	3/20/19	(229,785)	211,598	(18,187)
iTraxx Asia ex- Japan Investment Grade Index	Bank of America		$2,064	1.00	(1)	6/20/18	17,576	(34,643)	(17,067)
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		3,135	1.00	(1)	6/20/18	26,696	(88,606)	(61,910)

29

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		$11,428	1.00	%(1)	6/20/18	$97,315	$(186,240)	$(88,925)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		19,740	1.00	(1)	6/20/18	168,093	(297,547)	(129,454)
iTraxx Asia ex-Japan Investment Grade Index	Citibank NA		5,601	1.00	(1)	6/20/18	47,696	(96,263)	(48,567)
iTraxx Asia ex-Japan Investment Grade Index	Credit Suisse International		4,562	1.00	(1)	6/20/18	38,847	(68,651)	(29,804)
iTraxx Asia ex-Japan Investment Grade Index	Deutsche Bank		2,759	1.00	(1)	6/20/18	23,495	(45,279)	(21,784)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		3,319	1.00	(1)	6/20/18	28,263	(57,146)	(28,883)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		6,627	1.00	(1)	6/20/18	56,433	(112,564)	(56,131)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		2,320	1.00	(1)	6/20/18	19,756	(36,227)	(16,471)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		2,065	1.00	(1)	6/20/18	17,585	(35,491)	(17,906)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		3,093	1.00	(1)	6/20/18	26,338	(45,793)	(19,455)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	24,570	1.00	(1)	12/20/18	(21,930)	(608,703)	(630,633)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	5,676	5.00	(1)	12/20/18	(1,302,078)	1,000,735	(301,343)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	31,180	5.00	(1)	12/20/18	(7,152,105)	5,570,909	(1,581,196)

							$38,133,489	$(35,021,601)	$3,111,888

30

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $214,569,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	GTQ 9,681	Total return on Banco de Guatemala, 0%, due 3/4/14	3-month USD LIBOR-BBA + 50 bp on $1,196,296 (Notional Amount) plus Notional Amount at termination date	3/10/14	$37,542
Citibank NA	KRW 9,057,326	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	3/13/14	(258,865)
Citibank NA	KRW 25,829,613	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	3/13/14	(473,549)
Citibank NA	GTQ 45,767	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $5,605,994 (Notional Amount) plus Notional Amount at termination date	6/5/14	172,433
Citibank NA	GTQ 12,970	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $1,615,307 (Notional Amount) plus Notional Amount at termination date	6/9/14	22,145
JPMorgan Chase Bank	PLN 19,185	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/21/14	214,228
JPMorgan Chase Bank	PLN 36,730	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/21/14	364,817

					$78,751

GTQ	-	Guatemalan Quetzal

KRW	-	South Korean Won

PLN	-	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	CLF	192	CLP	4,413,690	6-month Sinacofi Chile Interbank Rate	2.10%	5/10/18	$316,305
Bank of America	CLF	457	CLP	10,493,516	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	744,796
Bank of America	CLF	172	CLP	3,952,822	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	293,016
Citibank NA	CLF	74	CLP	1,694,460	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	115,421
Deutsche Bank	CLF	195	CLP	4,483,020	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	317,635
Deutsche Bank	CLF	577	CLP	13,240,270	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	910,675
Deutsche Bank	CLF	228	CLP	5,224,497	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	385,859
Deutsche Bank	CLF	144	CLP	3,290,792	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	221,478
Deutsche Bank	CLF	49	CLP	1,114,809	6-month Sinacofi Chile Interbank Rate	1.93	5/23/18	70,364

								$3,375,549

31

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	700	$394	3-month USD-LIBOR-BBA	6.97%	8/18/21	$118,906
Citibank NA	TRY	10,951	7,200	3-month USD-LIBOR-BBA	8.23	9/3/20	2,538,294
Citibank NA	TRY	7,310	3,999	3-month USD-LIBOR-BBA	6.45	1/6/21	1,281,241
Citibank NA	TRY	5,133	3,216	3-month USD-LIBOR-BBA	8.23	2/25/21	902,228
Citibank NA	TRY	5,600	3,094	3-month USD-LIBOR-BBA	6.26	10/18/21	1,029,604
Credit Suisse International	TRY	10,104	5,676	3-month USD-LIBOR-BBA	6.90	8/18/21	1,729,286
Deutsche Bank	TRY	14,469	7,920	3-month USD-LIBOR-BBA	6.45	1/6/21	2,541,253
Deutsche Bank	TRY	18,837	11,832	3-month USD-LIBOR-BBA	8.20	2/24/21	3,354,413
HSBC Bank USA	TRY	16,212	8,470	3-month USD-LIBOR-BBA	7.85	2/23/22	1,714,360
JPMorgan Chase Bank	TRY	29,548	15,430	3-month USD-LIBOR-BBA	7.86	7/21/21	3,057,042

							$18,266,627

							$21,642,176

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	9,566,675	COP	—	$2,584,548
Options written		1,913,473		25,232,736	105,580

Outstanding, end of period	INR	11,480,148	COP	25,232,736	$2,690,128

COP	-	Columbian Peso

INR	-	Indian Rupee

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

32

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(443,231)
Commodity	Futures Contracts*	750,170	—

		$750,170	$(443,231)

Credit	Credit Default Swaps	$49,376,336	$(21,097,497)

		$49,376,336	$(21,097,497)

Equity Price	Futures Contracts*	$—	$(2,086,640)
Equity Price	Total Return Swaps	579,045	(732,414)

		$579,045	$(2,819,054)

Foreign Exchange	Currency Options Purchased	$215,477	$—
Foreign Exchange	Currency Options Written	—	(2,156,649)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	33,098,385	(34,002,658)
Foreign Exchange	Total Return Swaps	232,120	—

		$33,545,982	$(36,159,307)

Interest Rate	Cross-Currency Swaps	$21,642,176	$—
Interest Rate	Futures Contracts*	3,597	(5,759,969)
Interest Rate	Interest Rate Swaps	3,812,544	(5,563,437)
Interest Rate	Interest Rate Swaps (Centrally Cleared)*	1,687,992	—
Interest Rate	Interest Rate Swaptions Purchased	92,496	—

		$27,238,805	$(11,323,406)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swap Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,656,826,526

Gross unrealized appreciation	$18,175,584
Gross unrealized depreciation	(53,990,876)

Net unrealized depreciation	$(35,815,292)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

33

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$772,076,051	$—	$772,076,051
Collateralized Mortgage Obligations	—	24,988,071	—	24,988,071
Mortgage Pass-Throughs	—	4,443,880	—	4,443,880
Common Stocks	—	9,511,677 *	—	9,511,677
Precious Metals	16,197,146	—	—	16,197,146
Currency Call Options Purchased	—	62,635	—	62,635
Currency Put Options Purchased	—	152,842	—	152,842
Interest Rate Swaptions Purchased	—	92,496	—	92,496
Short-Term Investments -
Foreign Government Securities	—	416,524,159	—	416,524,159
U.S. Treasury Obligations	—	207,995,402	—	207,995,402
Repurchase Agreements	—	91,875,804	—	91,875,804
Other	—	77,091,071	—	77,091,071
Total Investments	$16,197,146	$1,604,814,088	$—	$1,621,011,234
Forward Foreign Currency Exchange Contracts	$—	$33,098,385	$—	$33,098,385
Swap Contracts	—	77,330,213	—	77,330,213
Futures Contracts	753,767	—	—	753,767
Total	$16,950,913	$1,715,242,686	$—	$1,732,193,599

Liability Description
Currency Call Options Written	$—	$(61,018)	$—	$(61,018)
Currency Put Options Written	—	(2,095,631)	—	(2,095,631)
Securities Sold Short	—	(89,981,134)	—	(89,981,134)
Forward Commodity Contracts	—	(443,231)	—	(443,231)
Forward Foreign Currency Exchange Contracts	—	(34,002,658)	—	(34,002,658)
Swap Contracts	—	(27,393,348)	—	(27,393,348)
Futures Contracts	(7,846,609)	—	—	(7,846,609)
Total	$(7,846,609)	$(153,977,020)	$—	$(161,823,629)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

34

Eaton Vance

Government Obligations Fund

January 31, 2014 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $664,326,273 and the Fund owned 86.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 89.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.903%, with maturity at 2035(1)	$7,727	$8,203,773
2.927%, with maturity at 2034(1)	1,857	1,971,684
4.50%, with maturity at 2035	5,849	6,280,107
5.00%, with various maturities to 2018	2,398	2,541,934
5.50%, with various maturities to 2032	4,092	4,345,080
6.00%, with various maturities to 2035	15,380	17,089,570
6.50%, with various maturities to 2036	39,993	45,326,627
6.87%, with maturity at 2024	117	134,137
7.00%, with various maturities to 2035	20,116	23,091,404
7.09%, with maturity at 2023	459	526,677
7.25%, with maturity at 2022	723	832,789
7.31%, with maturity at 2027	148	164,741
7.50%, with various maturities to 2035	19,946	23,424,224
7.63%, with maturity at 2019	191	211,201
7.75%, with maturity at 2018	13	14,299
7.78%, with maturity at 2022	91	104,868
7.85%, with maturity at 2020	151	170,089
8.00%, with various maturities to 2028	5,317	5,991,842
8.13%, with maturity at 2019	308	341,705
8.15%, with various maturities to 2021	177	203,089
8.25%, with maturity at 2017	29	32,176
8.50%, with various maturities to 2031	4,910	5,767,053
9.00%, with various maturities to 2027	3,155	3,450,055
9.25%, with maturity at 2017	24	25,309
9.50%, with various maturities to 2026	1,085	1,241,986
10.50%, with maturity at 2020	388	442,561
11.00%, with maturity at 2015	7	7,618

		$151,936,598

Federal National Mortgage Association:
2.033%, with maturity at 2026(1)	$697	$718,997
2.05%, with maturity at 2022(1)	1,332	1,361,688
2.104%, with maturity at 2022(1)	1,052	1,073,680
2.186%, with maturity at 2031(1)	2,062	2,106,379
2.207%, with various maturities to 2033(1)	2,860	2,953,798
2.213%, with various maturities to 2035(1)	22,172	22,945,419
2.234%, with maturity at 2035(1)	1,382	1,425,418
2.257%, with maturity at 2040(1)	1,464	1,540,284
2.436%, with maturity at 2037(1)	4,507	4,685,846
2.741%, with maturity at 2036(1)	1,265	1,304,343
3.161%, with maturity at 2036(1)	1,362	1,402,863
3.558%, with maturity at 2021(1)	995	1,030,727
3.652%, with maturity at 2034(1)	5,242	5,692,019
3.735%, with maturity at 2035(1)	5,708	6,198,652
3.791%, with maturity at 2036(1)	396	419,110
3.962%, with maturity at 2034(1)	4,914	5,336,157
4.024%, with maturity at 2036(1)	18,264	19,833,974
4.318%, with maturity at 2035(1)	5,792	6,370,218
4.71%, with maturity at 2034(1)	14,472	15,849,652
5.00%, with maturity at 2027	352	384,630

1

Security	Principal Amount (000’s omitted)	Value
5.50%, with various maturities to 2030	$7,341	$7,787,354
6.00%, with various maturities to 2038	18,685	20,834,976
6.50%, with various maturities to 2038	134,163	151,558,289
6.60%, with maturity at 2025(2)	167	183,414
7.00%, with various maturities to 2036	74,863	85,949,834
7.25%, with maturity at 2023	2	2,398
7.50%, with various maturities to 2032	6,172	7,222,364
7.875%, with maturity at 2021	541	629,026
8.00%, with various maturities to 2032	26,143	30,958,478
8.019%, with maturity at 2030(2)	10	12,467
8.25%, with maturity at 2025	211	248,702
8.33%, with maturity at 2020	415	474,189
8.50%, with various maturities to 2032	4,690	5,588,054
8.509%, with maturity at 2021(2)	53	61,791
9.00%, with various maturities to 2030	602	713,783
9.482%, with maturity at 2020(2)	12	12,810
9.50%, with various maturities to 2030	1,197	1,385,377
9.604%, with maturity at 2021(2)	50	56,473
9.646%, with maturity at 2025(2)	18	21,467
9.75%, with maturity at 2019	10	12,158
9.857%, with maturity at 2021(2)	49	57,406
9.994%, with maturity at 2023(2)	34	40,051
10.00%, with maturity at 2025(2)	15	16,445
10.073%, with maturity at 2025(2)	6	6,290
10.10%, with maturity at 2021(2)	34	39,191
11.00%, with maturity at 2020	195	209,697
11.465%, with maturity at 2021(2)	4	4,804
11.499%, with maturity at 2019(2)	10	10,642
11.929%, with maturity at 2018(2)	9	9,178
12.71%, with maturity at 2015(2)	12	12,667

		$416,753,629

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$258	$265,417
2.00%, with maturity at 2026(1)	261	272,325
6.00%, with various maturities to 2033	38,296	44,093,149
6.10%, with maturity at 2033	9,233	10,535,053
6.50%, with various maturities to 2034	10,043	11,414,008
7.00%, with various maturities to 2034	25,244	29,485,914
7.25%, with maturity at 2022	12	12,704
7.50%, with various maturities to 2025	3,807	4,419,708
8.00%, with various maturities to 2027	5,670	6,563,329
8.25%, with maturity at 2019	75	84,249
8.30%, with maturity at 2020	26	30,072
8.50%, with various maturities to 2018	688	753,827
9.00%, with various maturities to 2027	4,211	5,183,622
9.50%, with various maturities to 2026	2,621	3,175,534

		$116,288,911

Total Mortgage Pass-Throughs (identified cost $665,627,984)		$684,979,138

2

Collateralized Mortgage Obligations — 4.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$162	$184,951
Series 1822, Class Z, 6.90%, 3/15/26	784	879,011
Series 1829, Class ZB, 6.50%, 3/15/26	344	379,694
Series 1896, Class Z, 6.00%, 9/15/26	419	458,818
Series 2075, Class PH, 6.50%, 8/15/28	198	221,139
Series 2091, Class ZC, 6.00%, 11/15/28	735	811,230
Series 2102, Class Z, 6.00%, 12/15/28	185	203,657
Series 2115, Class K, 6.00%, 1/15/29	1,385	1,535,816
Series 2142, Class Z, 6.50%, 4/15/29	446	493,980
Series 2245, Class A, 8.00%, 8/15/27	6,123	7,150,990

		$12,319,286

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$189	$215,084
Series G92-44, Class ZQ, 8.00%, 7/25/22	145	156,599
Series G93-36, Class ZQ, 6.50%, 12/25/23	7,702	8,607,404
Series 1993-16, Class Z, 7.50%, 2/25/23	258	293,642
Series 1993-39, Class Z, 7.50%, 4/25/23	706	801,600
Series 1993-45, Class Z, 7.00%, 4/25/23	860	973,672
Series 1993-149, Class M, 7.00%, 8/25/23	282	317,819
Series 1993-178, Class PK, 6.50%, 9/25/23	590	664,465
Series 1993-250, Class Z, 7.00%, 12/25/23	90	93,307
Series 1994-40, Class Z, 6.50%, 3/25/24	602	676,294
Series 1994-42, Class K, 6.50%, 4/25/24	2,764	3,104,555
Series 1994-82, Class Z, 8.00%, 5/25/24	1,074	1,228,437
Series 1997-81, Class PD, 6.35%, 12/18/27	374	418,121
Series 2000-49, Class A, 8.00%, 3/18/27	598	701,413
Series 2001-81, Class HE, 6.50%, 1/25/32	1,361	1,519,672
Series 2002-1, Class G, 7.00%, 7/25/23	365	408,269
Series 2005-37, Class SU, 28.568%, 3/25/35(3)	2,194	3,201,971

		$23,382,324

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$386	$436,824

		$436,824

Total Collateralized Mortgage Obligations (identified cost $33,595,657)		$36,138,434

U.S. Government Agency Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,135,531
5.75%, 6/12/26	2,720	3,314,801

Total U.S. Government Agency Obligations (identified cost $7,423,170)		$8,450,332

3

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$8,279,064

Total U.S. Treasury Obligations (identified cost $6,172,573)		$8,279,064

Short-Term Investments — 3.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(5)	$24,602	$24,601,663

Total Short-Term Investments (identified cost $24,601,663)		$24,601,663

Total Investments — 99.1% (identified cost $737,421,047)		$762,448,631

Other Assets, Less Liabilities — 0.9%		$6,716,906

Net Assets — 100.0%		$769,165,537

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2014.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2014.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $3,291.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$746,736,220

Gross unrealized appreciation	$23,544,828
Gross unrealized depreciation	(7,832,417)

Net unrealized appreciation	$15,712,411

4

A summary of open financial instruments at January 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	400 U.S. 5-Year Treasury Note	Long	$48,406,250	$48,250,000	$(156,250)

					$(156,250)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(895,320)
Deutsche Bank AG	20,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	4,195,200

						$3,299,880

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the fiscal year to date ended January 31, 2014 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$200,000,000	$2,530,000
Swaptions expired	(200,000,000)	(2,530,000)

Outstanding, end of period	$—	$—

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$—	$(156,250)*
Swap contracts	4,195,200	(895,320)

Total	$4,195,200	$(1,051,570)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$684,979,138	$—	$684,979,138
Collateralized Mortgage Obligations	—	36,138,434	—	36,138,434
U.S. Government Agency Obligations	—	8,450,332	—	8,450,332
U.S. Treasury Obligations	—	8,279,064	—	8,279,064
Short-Term Investments	—	24,601,663	—	24,601,663
Total Investments	$—	$762,448,631	$—	$762,448,631
Swap Contracts	$—	$4,195,200	$—	$4,195,200
Total	$—	$766,643,831	$—	$766,643,831

Liability Description
Futures Contracts	$(156,250)	$—	$—	$(156,250)
Swap Contracts	—	(895,320)	—	(895,320)
Total	$(156,250)	$(895,320)	$—	$(1,051,570)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

High Income Opportunities Fund

January 31, 2014 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $483,495,146 and the Fund owned 47.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.5%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$1,415	$1,432,688
GenCorp, Inc., 7.125%, 3/15/21	1,525	1,643,187
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	88,600
TransDigm, Inc., 7.75%, 12/15/18	2,230	2,397,250

		$5,561,725

Automotive & Auto Parts — 1.5%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$681,450
Chrysler Group, LLC, 8.25%, 6/15/21	2,625	2,956,406
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,488,552
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	340,000
General Motors Financial Co., Inc., 4.25%, 5/15/23	1,135	1,135,000
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	320,000
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,577,813
Navistar International Corp., 8.25%, 11/1/21	3,285	3,395,869
Schaeffler Finance BV, 4.75%, 5/15/21(1)	950	950,000
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	2,700	2,875,500

		$15,720,590

Banks & Thrifts — 0.3%
JPMorgan Chase & Co., 6.75% to 2/1/24, 12/31/49(3)	$2,700	$2,749,950

		$2,749,950

Broadcasting — 1.1%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,009,400
AMC Networks, Inc., 7.75%, 7/15/21	1,100	1,240,250
Clear Channel Communications, Inc., 11.25%, 3/1/21	2,790	3,041,100
Crown Media Holdings, Inc., 10.50%, 7/15/19	945	1,074,937
LBI Media, Inc., 10.00%, 4/15/19(1)	1,860	1,920,450
LBI Media, Inc., 13.50%, (4.25% Cash, 9.25% PIK), 4/15/20(1)	495	420,513
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	674,144
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,524,781
Univision Communications, Inc., 5.125%, 5/15/23(1)	795	795,000

		$11,700,575

Building Materials — 1.7%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$2,110	$2,231,325
HD Supply, Inc., 7.50%, 7/15/20	1,185	1,270,913
HD Supply, Inc., 8.125%, 4/15/19	815	910,253
HD Supply, Inc., 11.50%, 7/15/20	1,010	1,199,375
Interface, Inc., 7.625%, 12/1/18	1,138	1,226,195
Interline Brands, Inc., 10.00%, 11/15/18(2)	3,115	3,422,606
Nortek, Inc., 8.50%, 4/15/21	1,655	1,837,050
Nortek, Inc., 10.00%, 12/1/18	1,815	2,010,112
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,727,000
USG Corp., 5.875%, 11/1/21(1)	880	927,300

		$17,762,129

Cable/Satellite TV — 2.9%
Cablevision Systems Corp., 7.75%, 4/15/18	$790	$889,737
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,091,931
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	1,959,750

1

Security	Principal Amount (000’s omitted)	Value
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$2,120	$2,249,850
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	125	136,563
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,496,900
DISH DBS Corp., 5.875%, 7/15/22	3,500	3,513,125
DISH DBS Corp., 6.75%, 6/1/21	5,985	6,403,950
Lynx II Corp., 6.375%, 4/15/23(1)	1,050	1,076,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,381,850
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	170	184,450
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,015,625
VTR Finance BV, 6.875%, 1/15/24(1)	1,615	1,622,507

		$30,022,488

Capital Goods — 1.0%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,070	$2,204,550
Amsted Industries, Inc., 8.125%, 3/15/18(1)	2,890	3,030,887
CNH Capital, LLC, 6.25%, 11/1/16	1,910	2,108,163
Harbinger Group, Inc., 7.875%, 7/15/19	1,025	1,101,875
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	848,700
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	520	554,450

		$9,848,625

Chemicals — 1.7%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21(1)	$2,825	$3,058,063
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,027,200
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	855,313
Chemtura Corp., 5.75%, 7/15/21	725	743,125
Ineos Finance PLC, 8.375%, 2/15/19(1)	3,690	4,082,062
Kraton Polymers, LLC, 6.75%, 3/1/19	905	963,825
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,881,500
Tronox Finance, LLC, 6.375%, 8/15/20	3,735	3,800,362

		$17,411,450

Consumer Products — 1.1%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$2,810	$2,899,569
Alphabet Holding Co., Inc., 7.75%, 11/1/17(1)(2)	2,875	2,966,641
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,430,000
Libbey Glass, Inc., 6.875%, 5/15/20	689	746,704
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,184,925
Tempur Sealy International, Inc., 6.875%, 12/15/20	1,230	1,351,462

		$11,579,301

Containers — 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19(1)(4)	$785	$795,794
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	520	528,801
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	785	802,662
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	1,085	1,114,837
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	1,940	2,056,400
BWAY Holding Co., 10.00%, 6/15/18	550	594,688
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	635	604,838
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,212,519
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,433,125
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,265,225
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	4,270	4,739,700
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,538,362

		$23,686,951

Diversified Financial Services — 4.9%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,227,188
Ally Financial, Inc., 0.00%, 6/15/15	1,710	1,645,875
Ally Financial, Inc., 2.439%, 12/1/14(5)	720	726,065
Ally Financial, Inc., 3.50%, 7/18/16	3,610	3,718,300

2

Security	Principal Amount (000’s omitted)	Value
Ally Financial, Inc., 5.50%, 2/15/17	$1,200	$1,300,500
Ally Financial, Inc., 6.25%, 12/1/17	4,075	4,538,531
Ally Financial, Inc., 8.00%, 11/1/31	1,900	2,294,250
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,855	1,933,587
CIT Group, Inc., 5.00%, 8/15/22	455	454,649
CIT Group, Inc., 5.25%, 3/15/18	605	646,594
CIT Group, Inc., 5.375%, 5/15/20	230	244,663
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,091,400
E*TRADE Financial Corp., 6.00%, 11/15/17	295	312,700
E*TRADE Financial Corp., 6.375%, 11/15/19	1,005	1,085,400
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17(1)	1,530	1,535,738
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/19(1)	2,080	2,077,400
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 5.875%, 2/1/22(1)	1,505	1,495,594
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20(1)	2,110	2,197,037
International Lease Finance Corp., 6.25%, 5/15/19	975	1,062,750
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,848,994
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,164,387
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,437,563
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,510,900
SLM Corp., 5.50%, 1/15/19	4,845	4,975,180
SLM Corp., 7.25%, 1/25/22	415	441,456
SLM Corp., 8.00%, 3/25/20	6,065	6,792,800

		$50,759,501

Diversified Media — 1.6%
CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22(1)	$630	$634,725
CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp., 5.625%, 2/15/24(1)	630	636,300
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	1,125,113
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,194,062
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	469,475
IAC/InterActiveCorp., 4.875%, 11/30/18(1)	1,845	1,909,575
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,269,675
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	1,135	1,171,887
Southern Graphics, Inc., 8.375%, 10/15/20(1)	1,845	1,937,250
WMG Acquisition Corp., 6.00%, 1/15/21(1)	1,026	1,067,040
WMG Acquisition Corp., 11.50%, 10/1/18	3,710	4,238,675

		$16,653,777

Energy — 12.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,262,125
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,654,050
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,351,350
Antero Resources Finance Corp., 5.375%, 11/1/21(1)	2,680	2,701,775
Antero Resources Finance Corp., 6.00%, 12/1/20	425	449,969
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21	815	755,913
Atwood Oceanics, Inc., 6.50%, 2/1/20	1,205	1,289,350
Berry Petroleum Co., 6.375%, 9/15/22	1,855	1,896,737
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,965	2,063,250
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	825	860,063
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	3,150,075
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	1,025	1,081,375
Concho Resources, Inc., 5.50%, 4/1/23	3,450	3,501,750
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,450,550

3

Security	Principal Amount (000’s omitted)	Value
Concho Resources, Inc., 7.00%, 1/15/21	$1,585	$1,743,500
Continental Resources, Inc., 5.00%, 9/15/22	250	258,125
Continental Resources, Inc., 7.125%, 4/1/21	670	760,450
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,030	2,111,200
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,645	3,708,787
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,802,900
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	2,880	3,326,400
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	3,950	4,270,937
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	795	882,450
EPL Oil & Gas, Inc., 8.25%, 2/15/18	1,690	1,825,200
Halcon Resources Corp., 9.75%, 7/15/20(1)	1,065	1,108,931
Harvest Operations Corp., 6.875%, 10/1/17	800	876,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	600,875
Kinder Morgan, Inc., 5.00%, 2/15/21(1)	3,680	3,671,713
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	410	410,000
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,804,750
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	2,227,925
MEG Energy Corp., 6.375%, 1/30/23(1)	2,190	2,195,475
Murphy Oil USA, Inc., 6.00%, 8/15/23(1)	3,995	4,004,987
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	952,300
Oasis Petroleum, Inc., 6.875%, 3/15/22(1)	4,050	4,313,250
Oasis Petroleum, Inc., 6.875%, 1/15/23	1,420	1,526,500
Oil States International, Inc., 6.50%, 6/1/19	1,665	1,769,063
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)(4)	760	760,000
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,865,750
Plains Exploration & Production Co., 6.875%, 2/15/23	4,150	4,606,500
Precision Drilling Corp., 6.50%, 12/15/21	2,210	2,359,175
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,067,500
QEP Resources, Inc., 5.25%, 5/1/23	1,685	1,613,388
Range Resources Corp., 6.75%, 8/1/20	1,580	1,718,250
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,744,350
Rosetta Resources, Inc., 5.875%, 6/1/22	2,735	2,717,906
Rosetta Resources, Inc., 9.50%, 4/15/18	1,015	1,077,169
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21(1)	3,625	3,634,062
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	1,820	1,738,100
Sabine Pass LNG, LP, 6.50%, 11/1/20	2,260	2,373,000
Samson Investment Co., 10.25%, 2/15/20(1)	4,200	4,641,000
SandRidge Energy, Inc., 7.50%, 3/15/21	1,495	1,558,538
SandRidge Energy, Inc., 8.125%, 10/15/22	405	425,756
SESI, LLC, 6.375%, 5/1/19	3,445	3,677,537
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	3,905	4,217,400
SM Energy Co., 6.50%, 1/1/23	1,685	1,760,825
Tesoro Corp., 5.375%, 10/1/22	1,970	2,019,250
Ultra Petroleum Corp., 5.75%, 12/15/18(1)	530	549,875
WPX Energy, Inc., 5.25%, 1/15/17	715	770,413
WPX Energy, Inc., 6.00%, 1/15/22	3,160	3,160,000

		$124,675,794

Entertainment/Film — 0.3%
Cinemark USA, Inc., 7.375%, 6/15/21	$695	$773,187
Regal Cinemas Corp., 8.625%, 7/15/19	545	585,194
Regal Entertainment Group, 9.125%, 8/15/18	1,272	1,380,120

		$2,738,501

Environmental — 0.6%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$1,145	$1,236,600
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,185,900
Covanta Holding Corp., 6.375%, 10/1/22	1,970	2,043,875
Darling International, Inc., 5.375%, 1/15/22(1)	1,250	1,260,938

		$5,727,313

4

Security	Principal Amount (000’s omitted)	Value
Food/Beverage/Tobacco — 1.3%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$2,679	$2,337,730
B&G Foods, Inc., 4.625%, 6/1/21	295	286,519
Constellation Brands, Inc., 4.25%, 5/1/23	2,840	2,690,900
Constellation Brands, Inc., 6.00%, 5/1/22	565	618,675
Michael Foods Group, Inc., 9.75%, 7/15/18	2,695	2,913,969
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	1,940	2,037,000
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	1,210	1,306,800
Post Holdings, Inc., 6.75%, 12/1/21(1)	690	724,500
Post Holdings, Inc., 7.375%, 2/15/22(1)	490	523,687

		$13,439,780

Gaming — 4.4%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(6)(7)(17)	$2,377	$2,503,122
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(8)	5,755	2,330,775
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	4,250	4,186,250
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	3,695	3,503,322
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	1,670	1,624,075
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18(1)	300	308,250
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20(1)	3,475	3,527,125
GLP Capital, LP/GLP Financing II, Inc., 5.375%, 11/1/23(1)	755	751,225
Inn of the Mountain Gods Resort & Casino, 9.25%, 11/30/20(1)	396	393,083
MGM Resorts International, 5.875%, 2/27/14	1,440	1,444,680
MGM Resorts International, 6.625%, 12/15/21	1,420	1,514,075
MGM Resorts International, 7.75%, 3/15/22	3,900	4,407,000
Mohegan Tribal Gaming Authority, 11.00%, 9/15/18(1)(2)	1,570	1,582,756
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	1,849	2,020,861
Penn National Gaming, Inc., 5.875%, 11/1/21(1)	1,345	1,301,288
Station Casinos, LLC, 7.50%, 3/1/21	2,530	2,707,100
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	5,335	5,948,525
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	520	505,700
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	3,190,425
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(6)	2,552	1,073,662

		$44,823,299

Health Care — 10.8%
Accellent, Inc., 8.375%, 2/1/17	$3,345	$3,512,250
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	1,352	1,473,680
Alere, Inc., 6.50%, 6/15/20	1,020	1,053,150
Alere, Inc., 8.625%, 10/1/18	1,300	1,404,000
Amsurg Corp., 5.625%, 11/30/20	735	768,075
Biomet, Inc., 6.50%, 8/1/20	4,205	4,504,606
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	803,153
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,402,844
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	4,735	4,862,253
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,862,881
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,920	5,067,600
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,809,025
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	4,380	4,505,925
Emergency Medical Services Corp., 8.125%, 6/1/19	845	911,016
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	915	979,050
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	540	579,150
Endo Pharmaceuticals Holdings, Inc., 7.25%, 1/15/22	185	197,950
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,611,925
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,345,050
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,099,525
HCA, Inc., 6.50%, 2/15/20	560	618,800
HCA, Inc., 7.50%, 2/15/22	1,530	1,730,813
Healthcare Technology Intermediate, Inc., 7.375%, 9/1/18(1)(2)	2,130	2,212,537
Hologic, Inc., 6.25%, 8/1/20	5,415	5,678,981
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,816,875

5

Security	Principal Amount (000’s omitted)	Value
INC Research, LLC, 11.50%, 7/15/19(1)	$1,745	$1,967,488
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	4,192,650
MPH Intermediate Holding Co. 2, 8.375%, 8/1/18(1)(2)	5,140	5,313,475
MultiPlan, Inc., 9.875%, 9/1/18(1)	2,800	3,052,000
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,610	1,591,888
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,299,250
Physio-Control International, Inc., 9.875%, 1/15/19(1)	1,435	1,616,169
Polymer Group, Inc., 7.75%, 2/1/19	1,870	1,991,550
ResCare, Inc., 10.75%, 1/15/19	2,925	3,268,687
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	1,825	1,907,125
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,490,906
Teleflex, Inc., 6.875%, 6/1/19	545	572,250
Tenet Healthcare Corp., 6.00%, 10/1/20(1)	1,615	1,702,816
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,408,594
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,992,437
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	5,175	5,550,187
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	2,060	2,304,625
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,653,150
Warner Chilcott Co., LLC, 7.75%, 9/15/18	2,225	2,397,994
WellCare Health Plans, Inc., 5.75%, 11/15/20	2,720	2,828,800

		$110,913,155

Homebuilders/Real Estate — 0.5%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$1,750	$1,841,875
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	2,625	2,825,156

		$4,667,031

Hotels — 0.4%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	$3,310	$3,432,056
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,065	1,139,550

		$4,571,606

Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,790	$1,901,875
Onex USI Acquisition Corp., 7.75%, 1/15/21(1)	3,370	3,475,313

		$5,377,188

Leisure — 1.1%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$1,600	$1,658,000
NCL Corp, Ltd., 5.00%, 2/15/18	905	941,200
Royal Caribbean Cruises, 7.25%, 6/15/16	535	600,537
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,558,250
Royal Caribbean Cruises, 11.875%, 7/15/15	575	658,375
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	3,180	3,529,800
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	1,800	2,047,500

		$10,993,662

Metals/Mining — 2.0%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$3,720	$3,571,200
IAMGOLD Corp., 6.75%, 10/1/20(1)	2,210	1,906,125
Inmet Mining Corp., 7.50%, 6/1/21(1)	1,510	1,698,750
Inmet Mining Corp., 8.75%, 6/1/20(1)	1,010	1,153,925
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,481,275
New Gold, Inc., 7.00%, 4/15/20(1)	905	931,019
Novelis, Inc., 8.375%, 12/15/17	1,025	1,095,469
Novelis, Inc., 8.75%, 12/15/20	2,645	2,949,175
Quadra FNX Mining, Ltd., 7.75%, 6/15/19(1)	3,720	3,961,800
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	559,125
SunCoke Energy, Inc., 7.625%, 8/1/19	1,315	1,423,487

		$20,731,350

6

Security	Principal Amount (000’s omitted)	Value
Paper — 0.3%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,904,136

		$2,904,136

Publishing/Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21(1)	$3,405	$3,719,963

		$3,719,963

Railroad — 0.1%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$1,045	$1,039,775

		$1,039,775

Restaurants — 0.6%
NPC International, Inc., 10.50%, 1/15/20	$5,030	$5,809,650

		$5,809,650

Services — 6.5%
ADT Corp. (The), 6.25%, 10/15/21(1)	$2,960	$3,064,192
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(1)	1,990	2,154,175
Aramark Corp., 5.75%, 3/15/20(1)	1,000	1,042,500
Audatex North America, Inc., 6.00%, 6/15/21(1)	1,610	1,686,475
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	520	562,250
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,964,375
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	540	559,575
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	3,655	3,833,181
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,254,600
Garda World Security Corp., 7.25%, 11/15/21(1)	4,060	4,186,875
Hertz Corp. (The), 6.25%, 10/15/22	1,130	1,169,550
Hertz Corp. (The), 7.50%, 10/15/18	20	21,450
Iron Mountain, Inc., 6.00%, 8/15/23	2,695	2,785,956
Laureate Education, Inc., 9.25%, 9/1/19(1)	17,165	18,538,200
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	200	225,500
ServiceMaster Co., 7.00%, 8/15/20	1,260	1,282,050
ServiceMaster Co., 8.00%, 2/15/20	3,210	3,338,400
TMS International Corp., 7.625%, 10/15/21(1)	1,560	1,669,200
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	2,335	2,469,263
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	3,710	3,988,250
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	3,775	4,110,031
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,521,825
United Rentals North America, Inc., 7.625%, 4/15/22	625	706,250
United Rentals North America, Inc., 8.375%, 9/15/20	505	563,075

		$66,697,198

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$1,030	$1,166,475
ArcelorMittal, 6.75%, 2/25/22	670	726,113

		$1,892,588

Super Retail — 5.7%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	$1,548	$1,590,570
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	1,400	1,473,500
Dufry Finance SCA, 5.50%, 10/15/20(1)	1,770	1,823,100
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	2,765	2,913,646
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,405	4,691,325
L Brands, Inc., 6.625%, 4/1/21	5,170	5,667,612
L Brands, Inc., 8.50%, 6/15/19	3,620	4,389,250
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	5,635	5,804,050
Michaels Stores, Inc., 7.75%, 11/1/18	1,130	1,211,925
Neiman Marcus Group, Ltd., Inc., 8.00%, 10/15/21(1)	1,645	1,731,363

7

Security	Principal Amount (000’s omitted)	Value
Neiman Marcus Group, Ltd., Inc., 8.75%, 10/15/21(1)(2)	$2,085	$2,199,675
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,577,250
Pantry, Inc. (The), 8.375%, 8/1/20	1,615	1,732,088
Party City Holdings, Inc., 8.875%, 8/1/20	2,705	3,022,838
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,250,737
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	4,590	4,704,750
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,506,619
rue21, Inc., 9.00%, 10/15/21(1)	4,425	3,296,625
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	2,815	2,871,300

		$58,458,223

Technology — 5.0%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,118,150
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	1,110	1,112,775
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,338,100
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	5,960	6,630,500
Avaya, Inc., 9.00%, 4/1/19(1)	1,540	1,605,450
Avaya, Inc., 10.50%, 3/1/21(1)	3,578	3,327,400
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	2,835	2,941,313
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,645,206
CommScope, Inc., 8.25%, 1/15/19(1)	961	1,048,691
First Data Corp., 7.375%, 6/15/19(1)	2,930	3,135,100
First Data Corp., 10.625%, 6/15/21(1)	1,925	2,107,875
First Data Corp., 11.25%, 1/15/21(1)	2,705	2,995,787
First Data Corp., 11.75%, 8/15/21(1)	1,070	1,104,775
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,756,613
Infor US, Inc., 9.375%, 4/1/19	2,720	3,073,600
Lender Processing Services, Inc., 5.75%, 4/15/23	935	986,425
NCR Corp., 5.875%, 12/15/21(1)	730	761,025
NCR Corp., 6.375%, 12/15/23(1)	1,305	1,363,725
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,554,500
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	805	837,200
Seagate HDD Cayman, 7.00%, 11/1/21	3,435	3,817,144
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	5,265	5,712,525

		$51,973,879

Telecommunications — 7.7%
CenturyLink, Inc., 6.75%, 12/1/23	$1,630	$1,658,525
Crown Castle International Corp., 5.25%, 1/15/23	775	772,094
Digicel Group, Ltd., 10.50%, 4/15/18(1)	1,210	1,292,280
Digicel, Ltd., 6.00%, 4/15/21(1)	2,680	2,606,300
Digicel, Ltd., 8.25%, 9/1/17(1)	3,255	3,391,710
Equinix, Inc., 7.00%, 7/15/21	1,335	1,471,837
Frontier Communications Corp., 7.625%, 4/15/24	285	284,288
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,747,275
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,408,900
Intelsat Luxembourg SA, 7.75%, 6/1/21(1)	4,615	4,966,894
Intelsat Luxembourg SA, 8.125%, 6/1/23(1)	3,520	3,823,600
iPCS, Inc., 3.488%, 5/1/14(2)(5)	1,010	1,011,262
MetroPCS Wireless, Inc., 6.25%, 4/1/21(1)	895	933,038
MetroPCS Wireless, Inc., 6.625%, 4/1/23(1)	1,530	1,593,112
NII International Telecom SCA, 7.875%, 8/15/19(1)	2,030	1,542,800
SBA Communications Corp., 5.625%, 10/1/19	920	953,350
SBA Telecommunications, Inc., 5.75%, 7/15/20	1,915	2,001,175
SBA Telecommunications, Inc., 8.25%, 8/15/19	497	534,275
Softbank Corp., 4.50%, 4/15/20(1)	5,075	5,017,906
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,364,812
Sprint Communications, Inc., 6.00%, 11/15/22	970	957,875
Sprint Communications, Inc., 7.00%, 8/15/20	780	844,350
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	6,043,950
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,345,200
Sprint Corp., 7.125%, 6/15/24(1)	1,870	1,884,025
Sprint Corp., 7.25%, 9/15/21(1)	4,435	4,795,344
Sprint Corp., 7.875%, 9/15/23(1)	10,330	11,053,100

8

Security	Principal Amount (000’s omitted)	Value
T-Mobile USA, Inc., 6.50%, 1/15/24	$390	$399,263
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,668,875
T-Mobile USA, Inc., 6.731%, 4/28/22	1,055	1,111,706
T-Mobile USA, Inc., 6.836%, 4/28/23	525	549,938
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(2)	2,387	2,468,020
Windstream Corp., 7.75%, 10/1/21	4,550	4,800,250

		$79,297,329

Textiles/Apparel — 0.6%
Levi Strauss & Co., 6.875%, 5/1/22	$1,185	$1,297,575
Phillips-Van Heusen Corp., 7.75%, 11/15/23(6)	3,385	4,012,207
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	370	403,300
Quiksilver, Inc./QS Wholesale, Inc., 10.00%, 8/1/20	305	345,412

		$6,058,494

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, 8.375%, 12/1/17(1)	$2,215	$2,322,981
CEVA Group PLC, 11.625%, 10/1/16(1)	1,750	1,846,250
CTP Transportation Products, LLC/CTP Finance, Inc., 8.25%, 12/15/19(1)	1,055	1,115,663

		$5,284,894

Utilities — 1.5%
Calpine Corp., 7.50%, 2/15/21(1)	$5,493	$6,028,567
Edison Mission Energy, 7.50%, 6/15/13(9)	3,255	2,518,556
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)	745	774,800
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,293,775
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,638,213

		$15,253,911

Total Corporate Bonds & Notes (identified cost $822,595,196)		$860,505,781

Senior Floating-Rate Interests — 5.7%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Chemicals — 0.4%
Ineos US Finance LLC, Term Loan, 4.00%, Maturing 5/4/18	$3,044	$3,064,474
Tronox Pigments (Netherlands) B.V., Term Loan, 4.50%, Maturing 3/19/20	1,194	1,209,919

		$4,274,393

Consumer Products — 0.5%
Pacific Industrial Services US Finco LLC, Term Loan - Second Lien, 8.75%, Maturing 4/2/19	$2,600	$2,669,875
Sun Products Corporation (The), Term Loan, 5.50%, Maturing 3/23/20	3,077	2,934,450

		$5,604,325

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$2,000	$1,997,500

		$1,997,500

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,845	$1,853,161

		$1,853,161

9

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Energy — 0.2%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,340,000
Rice Energy LLC, Term Loan - Second Lien, 8.50%, Maturing 10/25/18	1,293	1,320,970

		$2,660,970

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$800	$832,000

		$832,000

Health Care — 0.6%
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), Maturing 6/29/18	$3,678	$3,604,305
Sheridan Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 12/13/21	2,300	2,357,500

		$5,961,805

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.75%, Maturing 10/26/20	$2,053	$2,069,654

		$2,069,654

Insurance — 0.4%
Alliant Holdings I, Inc., Term Loan, Maturing 12/20/19(11)	$2,000	$2,010,312
Applied Systems, Inc., Term Loan, Maturing 1/25/21(11)	2,500	2,527,500

		$4,537,812

Metals/Mining — 0.4%
FMG Resources (August 2006) Pty Ltd., Term Loan, 4.25%, Maturing 6/28/19	$3,751	$3,798,174

		$3,798,174

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.00%, Maturing 3/22/19	$1,696	$1,730,725

		$1,730,725

Services — 0.3%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/12/21	$2,800	$2,871,168

		$2,871,168

Super Retail — 0.7%
Hudson’s Bay Company, Term Loan, 4.75%, Maturing 11/4/20	$2,000	$2,032,494
Hudson’s Bay Company, Term Loan - Second Lien, 8.25%, Maturing 11/4/21	2,500	2,591,667
rue21, Inc., Term Loan, 5.63%, Maturing 10/7/20	2,793	2,446,202

		$7,070,363

Telecommunications — 0.9%
Asurion LLC, Term Loan, 3.50%, Maturing 7/8/20	$1,393	$1,378,308
Asurion LLC, Term Loan, 4.50%, Maturing 5/24/19	2,475	2,478,314
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	5,000	5,159,375

		$9,015,997

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.24%, Maturing 8/31/16	$1,170	$1,168,165
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	590	588,805
CEVA Group PLC, Term Loan, 5.25%, Maturing 8/31/16	523	521,941

		$2,278,911

Utilities — 0.2%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.73%, Maturing 10/10/17	$2,600	$1,813,965

		$1,813,965

Total Senior Floating-Rate Interests (identified cost $57,456,068)		$58,370,923

10

Convertible Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.6%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$6,469,375

		$6,469,375

Services — 0.0%(12)
Mood Media Corp., 10.00%, 10/31/15(6)(7)	$37	$26,603

		$26,603

Total Convertible Bonds (identified cost $5,170,590)		$6,495,978

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.453%, 11/5/30(1)(13)	$2,065	$2,116,144

Total Commercial Mortgage-Backed Securities (identified cost $2,074,210)		$2,116,144

Common Stocks — 4.0%

Security	Shares	Value
Building Materials — 0.3%
Panolam Holdings Co.(6)(7)(14)	3,117	$3,037,766

		$3,037,766

Capital Goods — 0.1%
Manitowoc Co., Inc. (The)	25,000	$711,250

		$711,250

Chemicals — 0.5%
LyondellBasell Industries NV, Class A	50,000	$3,938,000
Tronox Ltd., Class A	72,600	1,594,296

		$5,532,296

Consumer Products — 0.3%
HF Holdings, Inc.(6)(7)(14)	13,600	$20,264
Spectrum Brands Holdings, Inc.	40,000	3,010,000

		$3,030,264

Energy — 0.7%
Antero Resources Corp.(14)	16,435	$965,392
Seven Generations Energy, Ltd.(6)(7)(14)	280,000	6,285,073

		$7,250,465

Food/Beverage/Tobacco — 0.3%
Constellation Brands, Inc., Class A(14)	40,000	$3,066,800

		$3,066,800

Gaming — 0.4%
Las Vegas Sands Corp.	54,500	$4,170,340
New Cotai Participation Corp., Class B(6)(7)(14)	7	216,125

		$4,386,465

11

Security	Shares	Value
Health Care — 0.4%
Alere, Inc. (14)	50,000	$1,895,000
Hologic, Inc. (14)	100,000	2,136,000

		$4,031,000

Hotels — 0.2%
Hilton Worldwide Holdings, Inc. (14)	87,500	$1,894,375

		$1,894,375

Services — 0.3%
Hertz Global Holdings, Inc. (14)	100,000	$2,602,000

		$2,602,000

Super Retail — 0.2%
GNC Holdings, Inc., Class A	37,157	$1,899,094

		$1,899,094

Technology — 0.3%
NCR Corp.(14)	100,000	$3,519,000

		$3,519,000

Total Common Stocks (identified cost $33,473,265)		$40,960,775

Convertible Preferred Stocks — 0.8%

Security	Shares	Value
Energy — 0.4%
Chesapeake Energy Corp., 4.50%	10,851	$1,002,090
Chesapeake Energy Corp., 5.75%(1)	2,830	3,259,806

		$4,261,896

Health Care — 0.4%
Alere, Inc., 3.00%	13,720	$4,088,560

		$4,088,560

Total Convertible Preferred Stocks (identified cost $7,406,425)		$8,350,456

Miscellaneous — 0.9%

Security	Shares	Value
Cable/Satellite TV — 0.0%(12)
Adelphia, Inc., Escrow Certificate(14)	7,585,000	$62,576
Adelphia, Inc., Escrow Certificate(14)	3,555,000	29,329
Adelphia Recovery Trust(6)(14)	10,758,837	0

		$91,905

Energy — 0.0%(12)
SemGroup Corp., Escrow Certificate(14)	6,330,000	$126,600

		$126,600

Gaming — 0.9%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(7)(14)	5,410	$5,139,499
PGP Investors, LLC, Membership Interests(6)(7)(14)	11,429	4,000,000

		$9,139,499

Total Miscellaneous (identified cost $13,862,743)		$9,358,004

12

Warrants — 0.0%(12)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(12)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$201,250

		$201,250

Total Warrants (identified cost $0)		$201,250

Short-Term Investments — 3.7%

Repurchase Agreements — 0.3%

Description	Principal Amount (000’s omitted)	Value
Morgan Stanley, dated 1/13/14, with an interest rate of 2.25% payable by the Portfolio collateralized by $2,500,000 Claire’s Store Inc., 7.75% due 6/1/20 and a market value, including accrued interest, of $2,182,292(15)	$2,425	$2,425,000

Total Repurchase Agreements (identified cost $2,425,000)		$2,425,000

Other — 3.4%

Description	Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(16)	$35,256	$35,255,734

Total Other (identified cost $35,255,734)		$35,255,734

Total Short-Term Investments (identified cost $37,680,734)		$37,680,734

Total Investments — 99.6% (identified cost $979,719,231)		$1,024,040,045

Other Assets, Less Liabilities — 0.4%		$4,625,258

Net Assets — 100.0%		$1,028,665,303

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $410,347,078 or 39.9% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	When-issued/delayed delivery security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Restricted security.

13

(8)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	Defaulted matured bond.

(10)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after January 31, 2014, at which time the interest rate will be determined.

(12)	Amount is less than 0.05%.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(14)	Non-income producing security.

(15)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $15,185.

(17)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2014.

Securities Sold Short — (0.2)%

Corporate Bonds & Notes — (0.2)%

Security	Principal Amount (000’s omitted)	Value
Super Retail — (0.2)%
Claire’s Stores, Inc., 7.75%, 6/1/20	$(2,500)	$(2,150,000)

Total Securities Sold Short (proceeds $2,288,801)		$(2,150,000)

14

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$994,349,417

Gross unrealized appreciation	$50,426,184
Gross unrealized depreciation	(20,735,556)

Net unrealized appreciation	$29,690,628

Restricted Securities

At January 31, 2014, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12	$2,377,360	$2,088,323	$2,503,122

Total Corporate Bonds & Notes			$2,088,323	$2,503,122

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$37,000	$0	$26,603

Total Convertible Bonds			$0	$26,603

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$20,264
New Cotai Participation Corp., Class B	4/12/13	7	216,125	216,125
Panolam Holdings Co.	12/30/09	3,117	1,712,792	3,037,766
Seven Generations Energy, Ltd.	12/5/13	280,000	6,578,020	6,285,073

Total Common Stocks			$9,237,387	$9,559,228

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$5,139,499
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$9,139,499

Total Restricted Securities			$15,420,385	$21,228,452

15

A summary of open financial instruments at January 31, 2014 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$76,941	$14,106	$91,047
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	133,811	38,120	171,931
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	1,000	5.00	(1)	12/20/16	130,360	(1,163)	129,197
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	133,269	(25,523)	107,746
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	133,269	(45,679)	87,590
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	273,754	(61,292)	212,462
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	133,269	(29,560)	103,709
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	273,755	(45,405)	228,350

Total			$11,650				$1,288,428	$(156,396)	$1,132,032

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $11,650,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
2/28/14	Canadian Dollar 7,000,000	United States Dollar 6,568,280	JPMorgan Chase Bank NA	$286,883	$—	$286,883

				$286,883	$—	$286,883

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

16

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$286,883	$—

Total		$286,883	$—

Interest Rate	Swap contracts	$1,288,428	$—

Total		$1,288,428	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$852,916,790	$7,588,991	$860,505,781
Senior Floating-Rate Interests	—	58,370,923	—	58,370,923
Convertible Bonds	—	6,469,375	26,603	6,495,978
Commercial Mortgaged-Backed Securities	—	2,116,144	—	2,116,144
Common Stocks	31,401,547	—	9,559,228	40,960,775
Convertible Preferred Stocks	1,002,090	7,348,366	—	8,350,456
Miscellaneous	—	5,358,004	4,000,000	9,358,004
Warrants	—	201,250	—	201,250
Short-Term Investments -
Repurchase Agreements	—	2,425,000	—	2,425,000
Other Securities	—	35,255,734	—	35,255,734
Total Investments	$32,403,637	$970,461,586	$21,174,822	$1,024,040,045
Forward Foreign Currency Exchange Contracts	$—	$286,883	$—	$286,883
Swap Contracts	—	1,288,428	—	1,288,428
Total	$32,403,637	$972,036,897	$21,174,822	$1,025,615,356

Liability Description
Securities Sold Short	$—	$(2,150,000)	$—	$(2,150,000)
Total	$—	$(2,150,000)	$—	$(2,150,000)

17

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Total
Balance as of October 31, 2013	$7,754,574	$20,350	$3,274,155	$4,000,000	$15,049,079
Realized gains (losses)	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	(178,781)	6,253	(292,947)	—	(465,475)
Cost of purchases(1)	—	—	6,578,020	—	6,578,020
Proceeds from sales(1)	—	—	—	—	—
Accrued discount (premium)	13,198	—	—	—	13,198
Transfers to Level 3	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—

Balance as of January 31, 2014	$7,588,991	$26,603	$9,559,228	$4,000,000	$21,174,822

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2014	$(178,781)	$6,253	$(292,947)	$—	$(465,475)

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurements of the Portfolio's Level 3 securities are outlined below:

Asset	($ in thousands)	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Common Stock	3,058	Market comparable companies	EBITDA Multiple Discount for lack of marketability	6.675-12.1 (7.59) 10%-25% (15%)

Common Stock	6,501	Consensus Pricing	Share tender offered quote Discount for lack of marketability	as published 0%-10% (0%)

Convertible Bonds	27	Market comparable bond pricing model	Spread Discount for lack of marketability	1.75%-2.25% (2%) 10%-25% (15%)

Corporate Bonds	6,515	Market comparable bond pricing model	Spread Discount for lack of marketability	0.4%-1.5% (0.69%) 0%-10% (0%)

Corporate Bonds	1,074	Discounted cash flow	Yield Probability of default Loss Severity	15%-25% (20%) 100% (100%) 10%-50% (20%)

Warrants	4,000	Consensus Pricing	Share tender offered quote Discount for lack of marketability	$350 0%-10% (0%)

EBITDA	– Earnings Before Interest, Taxes, Depreciation and Amortization

For the unobservable inputs listed in the table above, a significant increase in the loss severity or discount for lack of marketability, or a decrease in the tender price offered could result in a decrease to the fair value measurement. A significant increase in EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged

18

between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

19

Eaton Vance

Multi-Strategy Absolute Return Fund

January 31, 2014 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2014, the Fund owned 39.0% of CMBS Portfolio’s outstanding interests, 0.3% of Floating Rate Portfolio’s outstanding interests, 3.7% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 5.1% of Government Obligations Portfolio’s outstanding interests, 99.4% of MSAR Completion Portfolio’s outstanding interests, 62.6% of Parametric Market Neutral Portfolio’s outstanding interests and 8.2% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2014 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
CMBS Portfolio (identified cost, $10,000,099)	$10,007,718	2.6%

Floating Rate Portfolio (identified cost, $62,325,369)	61,404,784	15.8

Global Macro Absolute Return Advantage Portfolio (identified cost, $59,809,916)	58,422,215	15.1

Government Obligations Portfolio (identified cost, $35,914,143)	39,210,387	10.1

MSAR Completion Portfolio (identified cost, $115,739,068)	115,570,806	29.8

Parametric Market Neutral Portfolio (identified cost, $76,373,614)	87,986,687	22.7

Short-Term U.S. Government Portfolio (identified cost, $19,617,447)	19,408,084	5.0

Total Investments in Affiliated Portfolios (identified cost $379,779,656)	$392,010,681	101.1%

Other Assets, Less Liabilities	$(4,348,347)	(1.1)%

Net Assets	$387,662,334	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2014 and October 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Multi-Strategy All Market Fund

January 31, 2014 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of both Eaton Vance Hexavest Global Equity Fund and Parametric Emerging Markets Fund (the Affiliated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2014, the Fund owned 0.2% of Boston Income Portfolio’s outstanding interests, 9.7% of CMBS Portfolio’s outstanding interests, 0.1% of Floating Rate Portfolio’s outstanding interests, 0.9% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 0.2% of Government Obligations Portfolio’s outstanding interests, less than 0.05% of International Income Portfolio’s outstanding interests, 99.9% of MSAM Completion Portfolio’s outstanding interests and 7.3% of Parametric Market Neutral Portfolio’s outstanding interests. The Fund’s Consolidated Portfolio of Investments at January 31, 2014 is set forth below.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $8,573,641)		$9,171,095	12.2%

CMBS Portfolio (identified cost, $2,508,471)		2,498,938	3.3

Floating Rate Portfolio (identified cost, $20,289,782)		20,596,823	27.5

Global Macro Absolute Return Advantage Portfolio (identified cost, $15,295,820)		14,955,767	20.0

Government Obligations Portfolio (identified cost, $1,347,041)		1,293,160	1.7

International Income Portfolio (identified cost, $36,104)		1	0.0 (1)

MSAM Completion Portfolio (identified cost, $4,385,793)		4,363,784	5.8

Parametric Market Neutral Portfolio (identified cost, $9,525,539)		10,289,816	13.7

Total Investments in Affiliated Portfolios (identified cost $61,962,191)		$63,169,384	84.2%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Hexavest Global Equity Fund, Class I	758,840	$8,635,599	11.5%
Parametric Emerging Markets Fund, Institutional Class	142,374	2,008,897	2.7%

Total Investments in Affiliated Investment Funds (identified cost $10,476,661)		$10,644,496	14.2%

Exchange-Traded Funds

Description	Shares	Value	% of Net Assets
Market Vectors Gold Miners ETF	31,380	$736,802	1.0%
SPDR Gold Trust(2)	8,875	1,065,799	1.4%

Total Exchange-Traded Funds (identified cost $2,118,571)		$1,802,601	2.4%

Total Investments (identified cost $74,557,423)		$75,616,481	100.8%

Other Assets, Less Liabilities		$(615,210)	(0.8)%

Net Assets		$75,001,271	100.0%

(1)	Amount is less than 0.05%.

(2)	Non-income producing.

1

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $1,062,113 or 1.4% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Société Générale	$500	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30%	6/20/14	$(25,146)
Société Générale	1,000	Receives	SGI Vol Invest Beta 2 Index	Pays	1-Month USD- LIBOR-BBA +0.30%	6/20/14	22,031

							$(3,115)

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices.

At January 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $22,031 and $25,146, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary and excluding the affiliated Portfolios, at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$12,724,432

Gross unrealized appreciation	$146,485
Gross unrealized depreciation	(423,820)

Net unrealized depreciation	$(277,335)

Affiliated Investment Funds

Transactions with affiliated investment funds for the fiscal year to date ended January 31, 2014 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period
Eaton Vance Hexavest Global Equity Fund, Class I	$8,943,914	$372,055	$175,000	$372,055	$8,423	$8,635,599
Parametric Emerging Markets Fund, Institutional Class	2,155,163	31,760	—	31,760	—	2,008,897

Total	$11,099,077	$403,815	$175,000	$403,815	$8,423	$10,644,496

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

2

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$63,169,384	$—	$—	$63,169,384
Investments in Affiliated Investment Funds	10,644,496	—	—	10,644,496
Exchange-Traded Funds	1,802,601	—	—	1,802,601
Total Investments	$75,616,481	$—	$—	$75,616,481
Swap Contracts	$—	$22,031	$—	$22,031
Total	$75,616,481	$22,031	$—	$75,638,512

Liability Description
Swap Contracts	$—	$(25,146)	$—	$(25,146)
Total	$—	$(25,146)	$—	$(25,146)

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and the Affiliated Investment Funds’ Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

3

Parametric Market Neutral Fund

January 31, 2014 (Unaudited)

Parametric Market Neutral Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Parametric Market Neutral Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $33,512,468 and the Fund owned 23.9% of the Portfolio’s outstanding interests.

Parametric Market Neutral Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 81.1%

Security	Shares	Value
Australia — 1.2%
AGL Energy, Ltd.	4,771	$63,492
Amcor, Ltd.	20,701	194,182
APA Group	2,615	13,701
Australia and New Zealand Banking Group, Ltd.	2,934	77,282
BHP Billiton, Ltd.	2,741	87,535
Caltex Australia, Ltd.	1,134	19,201
Coca-Cola Amatil, Ltd.	3,677	37,598
Commonwealth Bank of Australia	2,338	151,798
Computershare, Ltd.	3,083	30,121
Crown, Ltd.	1,448	21,133
CSL, Ltd.	1,245	76,632
Fortescue Metals Group, Ltd.	5,562	25,799
GPT Group	4,603	14,546
Harvey Norman Holdings, Ltd.	9,724	25,472
James Hardie Industries PLC CDI	1,310	14,806
Leighton Holdings, Ltd.	1,693	24,332
National Australia Bank, Ltd.	3,538	102,855
Orica, Ltd.	4,234	87,154
Origin Energy, Ltd.	6,952	84,958
Orora, Ltd.(1)	26,811	30,033
Rio Tinto, Ltd.	1,408	80,006
Seek, Ltd.	1,836	19,930
Sydney Airport	3,269	11,274
Tabcorp Holdings, Ltd.	6,320	19,093
Tatts Group, Ltd.	6,146	16,066
Telstra Corp., Ltd.	32,769	147,487
Transurban Group	2,478	14,972
Wesfarmers, Ltd.(1)	718	26,345
Westpac Banking Corp.	1,258	33,905
Woodside Petroleum, Ltd.	939	30,710
Woolworths, Ltd.	2,658	79,243

		$1,661,661

Austria — 0.2%
OMV AG	3,914	$169,351
Raiffeisen Bank International AG	2,592	99,388
Verbund AG	2,413	50,832

		$319,571

Belgium — 0.7%
Anheuser-Busch InBev NV	3,437	$329,411
Belgacom SA	3,222	91,976
Colruyt SA	1,875	106,366
Delhaize Group SA	332	21,324
Groupe Bruxelles Lambert SA	1,715	154,724
Solvay SA	660	92,150
Telenet Group Holding NV	1,303	77,399
UCB SA	1,438	101,680
Umicore SA	1,280	54,732

		$1,029,762

1

Security	Shares	Value
Brazil — 1.5%
AES Tiete SA, PFC Shares	3,300	$25,814
All America Latina Logistica SA (Units)	11,200	30,465
Banco do Brasil SA	9,700	83,436
Banco Santander Brasil SA ADR	16,000	73,120
BM&F Bovespa SA	22,200	87,592
BR Malls Participacoes SA	5,900	37,013
Bradespar SA, PFC Shares	2,500	22,994
Centrais Eletricas Brasileiras SA	5,300	20,607
Cia de Concessoes Rodoviarias SA (CCR)	11,200	71,844
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,700	33,781
Cia de Saneamento de Minas Gerais-COPASA	1,500	19,590
Cia Energetica de Minas Gerais SA ADR	3,451	19,912
Cia Energetica de Minas Gerais SA, PFC Shares	4,707	27,087
Cia Energetica de Sao Paulo, PFC Shares	2,400	22,957
Cia Hering	5,300	58,832
Cia Paranaense de Energia-Copel ADR	2,500	28,650
Cia Siderurgica Nacional SA ADR	7,900	36,577
Cielo SA	3,624	95,987
CPFL Energia SA ADR	2,100	30,954
Diagnosticos da America SA	10,000	61,464
Embraer SA ADR	2,000	61,380
Estacio Participacoes SA	5,900	45,826
Gerdau SA ADR	6,800	47,940
Itau Unibanco Holding SA ADR, PFC Shares	6,510	79,682
Itau Unibanco Holding SA, PFC Shares	7,400	92,261
Lojas Americanas SA, PFC Shares	11,865	72,042
Lojas Renner SA	2,400	54,934
Marcopolo SA, PFC Shares	11,400	24,493
Natura Cosmeticos SA	4,000	64,794
Oi SA ADR	18,499	31,633
PDG Realty SA Empreendimentos e Participacoes(1)	31,800	21,923
Petroleo Brasileiro SA ADR	8,800	98,648
Petroleo Brasileiro SA, PFC Shares	12,100	73,143
Raia Drogasil SA	10,000	60,019
Tim Participacoes SA	7,100	37,144
Totvs SA	2,000	26,170
Tractebel Energia SA	2,400	34,303
Ultrapar Participacoes SA	1,800	39,650
Vale SA	3,100	42,126
Vale SA ADR	11,500	156,400
Weg SA	3,600	40,767

		$2,093,954

Chile — 0.7%
Aguas Andinas SA, Series A	32,800	$20,922
Antarchile SA, Series A	2,600	31,280
Banco de Chile	527,801	65,272
Banco de Credito e Inversiones	524	29,196
Banco Santander Chile SA ADR	3,056	59,531
Besalco SA	11,900	9,765
Cap SA	1,500	21,781
Cencosud SA	15,900	44,895
Cia Cervecerias Unidas SA	1,900	20,337
Cia General de Electricidad SA	6,200	28,096
Colbun SA	111,100	25,885

2

Security	Shares	Value
Corpbanca SA	3,255,600	$35,719
Embotelladora Andina SA, Class B, PFC Shares	4,800	17,995
Empresa Nacional de Electricidad SA	42,900	55,153
Empresas CMPC SA	21,900	47,305
Empresas Copec SA	8,700	99,053
Enersis SA	199,500	52,542
ENTEL SA	2,300	27,868
Latam Airlines Group SA	4,500	62,465
Parque Arauco SA	16,000	27,317
Quinenco SA	5,975	13,069
Ripley Corp. SA	17,800	9,973
S.A.C.I. Falabella SA	12,200	95,108
Salfacorp SA	14,400	12,330
Sigdo Koppers SA	8,300	11,670
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,500	37,365
Sonda SA	18,900	37,440
Vina Concha y Toro SA	16,500	29,962

		$1,029,294

China — 2.2%
Agricultural Bank of China, Ltd., Class H	204,000	$89,056
Air China, Ltd., Class H	37,313	24,299
Anhui Conch Cement Co., Ltd., Class H	19,500	75,218
Baidu, Inc. ADR(1)	800	125,200
Bank of Communications, Ltd., Class H	84,000	54,454
Beijing Enterprises Holdings, Ltd.	3,694	31,138
Brilliance China Automotive Holdings, Ltd.	18,000	27,620
BYD Co., Ltd., Class H(1)	8,000	37,919
China CITIC Bank Corp., Ltd., Class H	120,000	57,407
China Coal Energy Co., Class H	155,213	77,669
China Communications Construction Co., Ltd., Class H	72,000	52,396
China Construction Bank Corp., Class H	266,000	184,270
China Eastern Airlines Corp., Ltd., Class H(1)	64,000	21,743
China Life Insurance Co., Ltd., Class H	26,000	70,768
China Longyuan Power Group Corp., Class H	43,000	51,729
China Mengniu Dairy Co., Ltd.	7,000	32,108
China Merchants Bank Co., Ltd., Class H	30,000	52,842
China Merchants Holdings (International) Co., Ltd.	16,000	54,653
China Minsheng Banking Corp., Ltd., Class H	70,000	68,355
China Mobile, Ltd.	31,000	296,012
China National Building Material Co., Ltd., Class H	102,000	97,932
China Overseas Land & Investment, Ltd.	30,000	80,530
China Pacific Insurance (Group) Co., Ltd., Class H	6,400	23,117
China Resources Enterprise, Ltd.	10,000	29,748
China Resources Power Holdings Co., Ltd.	28,000	66,570
China Telecom Corp., Ltd., Class H	100,000	45,564
China Yurun Food Group, Ltd.(1)	47,000	27,666
Citic Pacific, Ltd.	30,000	37,500
Ctrip.com International, Ltd. ADR(1)	1,100	43,461
Digital China Holdings, Ltd.	32,000	31,291
Dongfeng Motor Group Co., Ltd., Class H	28,000	41,228
Guangdong Investment, Ltd.	52,000	47,967
Guangzhou Automobile Group Co., Ltd., Class H	34,000	34,045
Home Inns & Hotels Management, Inc. ADR(1)	500	17,145
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	104,600	96,152
Inner Mongolia Yitai Coal Co., Ltd., Class B	50,400	78,354

3

Security	Shares	Value
Jiangxi Copper Co., Ltd., Class H	55,000	$98,995
Kunlun Energy Co., Ltd.	12,000	19,871
Lenovo Group, Ltd.	42,000	54,167
Mindray Medical International, Ltd. ADR	800	28,032
NetEase.com, Inc. ADR	800	59,976
New Oriental Education & Technology Group, Inc. ADR	800	23,472
PICC Property & Casualty Co., Ltd., Class H	50,000	67,672
Ports Design, Ltd.	39,000	28,152
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	28,289
SINA Corp.(1)	660	43,025
Sino Biopharmaceutical, Ltd.	48,000	40,394
Sinopharm Group Co., Ltd., Class H	8,800	24,704
Sohu.com, Inc.(1)	700	50,946
Tingyi (Cayman Islands) Holding Corp.	14,000	36,221
Tsingtao Brewery Co., Ltd., Class H	4,000	29,313
Want Want China Holdings, Ltd.	25,000	33,661
Weichai Power Co., Ltd., Class H	8,200	31,160
WuXi PharmaTech (Cayman), Inc. ADR(1)	800	27,920
Yanzhou Coal Mining Co., Ltd., Class H	94,000	70,378
ZTE Corp., Class H(1)	14,400	29,863

		$3,109,337

Colombia — 0.4%
Almacenes Exito SA	3,800	$49,952
Banco de Bogota	1,213	39,953
Bancolombia SA ADR, PFC Shares	1,000	43,940
Celsia SA ESP	6,700	16,983
Cementos Argos SA	5,600	23,140
Ecopetrol SA	45,600	79,622
Empresa de Energia de Bogota SA	29,900	19,801
Grupo Argos SA	2,900	25,894
Grupo Aval Acciones y Valores SA	56,100	31,864
Grupo Aval Acciones y Valores SA, PFC Shares	61,500	35,388
Grupo de Inversiones Suramericana	2,750	41,879
Grupo Nutresa SA	5,470	64,036
Grupo Odinsa SA	3,523	13,972
Interconexion Electrica SA	4,900	18,035
ISAGEN SA ESP	21,100	30,772

		$535,231

Czech Republic — 0.4%
CEZ AS	7,850	$198,429
Komercni Banka AS	800	173,547
New World Resources PLC, Class A(1)	10,220	8,651
Pegas Nonwovens SA	2,940	86,465
Unipetrol AS(1)	8,460	63,535

		$530,627

Denmark — 1.0%
A.P. Moller-Maersk A/S, Class A	7	$74,930
A.P. Moller-Maersk A/S, Class B	9	100,564
Coloplast A/S, Class B	3,700	277,946
Danske Bank A/S(1)	261	5,903
DSV A/S	3,213	103,161
Novo Nordisk A/S, Class B	12,645	500,914

4

Security	Shares	Value
Novozymes A/S, Class B	4,818	$208,200
TDC A/S	2,292	21,563
Tryg A/S	547	52,235
William Demant Holding A/S(1)	389	35,798

		$1,381,214

Egypt — 0.5%
Alexandria Mineral Oils Co.	3,300	$30,209
Commercial International Bank	39,450	194,716
Eastern Tobacco	2,550	42,660
Egypt Kuwaiti Holding Co.	35,600	35,936
Egyptian Financial Group-Hermes Holding SAE(1)	13,800	22,739
El Sewedy Cables Holding Co.	2,000	9,324
Ezz Steel(1)	23,000	56,710
Global Telecom Holding SAE(1)	137,000	103,794
Juhayna Food Industries	47,300	104,052
Orascom Telecom Media and Technology Holding SAE	173,500	29,726
Sidi Kerir Petrochemicals Co.	16,100	41,011
Talaat Moustafa Group(1)	57,300	60,007
Telecom Egypt	14,500	31,329

		$762,213

Finland — 0.7%
Elisa Oyj	3,834	$98,283
Fortum Oyj	2,222	47,752
Kesko Oyj, Class B	860	31,694
Kone Oyj, Class B	5,439	220,719
Metso Oyj	594	18,542
Neste Oil Oyj	2,586	46,161
Nokia Oyj(1)	17,610	121,876
Nokian Renkaat Oyj	461	19,395
Orion Oyj, Class B	2,674	69,792
Sampo Oyj	2,845	131,917
Stora Enso Oyj	4,806	44,856
UPM-Kymmene Oyj	2,069	31,690
Valmet Corp.(1)	594	5,011
Wartsila Oyj	1,504	81,444

		$969,132

France — 1.4%
ADP	281	$31,704
Air Liquide SA	1,791	224,769
AXA SA	1,115	29,247
Carrefour SA	1,390	47,764
Christian Dior SA	309	56,485
CNP Assurances	1,104	21,601
Compagnie Generale des Etablissements Michelin, Class B	95	9,993
Credit Agricole SA(1)	2,273	30,500
Dassault Systemes SA	371	43,998
Essilor International SA	552	55,392
GDF Suez	3,685	81,341
Groupe FNAC SA(1)	7	217
Iliad SA	94	21,504
Imerys SA	335	27,239
JCDecaux SA	514	21,919

5

Security	Shares	Value
Kering SA	57	$11,368
L’Oreal SA	405	66,491
Lagardere SCA	586	20,686
LVMH Moet Hennessy Louis Vuitton SA	1,515	269,509
Natixis	4,697	27,553
Pernod-Ricard SA	1,557	167,207
Renault SA	1,682	146,114
Safran SA	1,473	104,681
Sanofi	1,210	118,291
SES SA	691	22,191
Societe BIC SA	532	61,220
Societe Generale	396	22,374
Sodexo	447	44,022
Suez Environnement Co. SA	1,196	21,421
Thales SA	520	33,839
Total SA	1,035	59,048
Unibail-Rodamco SE	90	21,660
Vallourec SA	338	16,875

		$1,938,223

Germany — 1.4%
Adidas AG	624	$69,571
BASF SE	206	22,024
Bayerische Motoren Werke AG	619	67,195
Bayerische Motoren Werke AG, PFC Shares	1,031	82,625
Beiersdorf AG	178	17,593
Brenntag AG	97	16,720
Celesio AG	733	24,146
Commerzbank AG(1)	2,611	44,199
Continental AG	166	35,626
Daimler AG	756	63,145
Deutsche Lufthansa AG(1)	814	19,336
Deutsche Post AG	3,112	107,482
Deutsche Telekom AG	3,353	54,215
E.ON AG	1,363	24,670
Fraport AG	277	20,440
Hannover Rueckversicherung AG	307	24,354
Henkel AG & Co. KGaA	551	53,547
Henkel AG & Co. KGaA, PFC Shares	1,043	112,901
Hochtief AG	228	18,149
Linde AG	1,957	369,810
Muenchener Rueckversicherungs-Gesellschaft AG	103	21,226
Osram Licht AG(1)	1,969	115,077
Porsche Automobil Holding SE, PFC Shares	228	22,244
ProSiebenSat.1 Media AG	152	6,809
RWE AG	215	7,933
Salzgitter AG	502	22,145
SAP AG	4,741	362,732
Siemens AG	226	28,592
ThyssenKrupp AG(1)	591	15,177
United Internet AG	2,862	125,001
Volkswagen AG	93	22,521
Volkswagen AG, PFC Shares	168	42,398

		$2,039,603

6

Security	Shares	Value
Greece — 0.4%
Alpha Bank AE(1)	28,500	$25,853
Costamare, Inc.	1,100	21,604
Diana Shipping, Inc.(1)	1,742	21,270
DryShips, Inc.(1)	8,600	29,240
Ellaktor SA(1)	4,300	19,548
Folli Follie SA(1)	868	26,180
Frigoglass SA(1)	1,288	7,649
GEK Terna Holding Real Estate Construction SA(1)	4,100	18,484
Hellenic Exchanges SA	2,703	26,628
Hellenic Petroleum SA	2,093	20,301
Hellenic Telecommunications Organization SA(1)	3,700	54,090
JUMBO SA(1)	2,100	35,710
Metka SA	700	11,163
Motor Oil (Hellas) Corinth Refineries SA	1,600	18,448
Mytilineos Holdings SA(1)	4,300	33,751
National Bank of Greece SA(1)	5,700	25,235
OPAP SA	3,900	50,433
Piraeus Bank SA(1)	14,200	33,483
Public Power Corp. SA	1,499	20,081
Titan Cement Co. SA(1)	1,803	48,450

		$547,601

Hong Kong — 1.0%
Bank of East Asia, Ltd.	16,600	$63,075
BOC Hong Kong (Holdings), Ltd.	34,000	103,554
Cathay Pacific Airways, Ltd.	35,000	72,814
Cheung Kong Infrastructure Holdings, Ltd.	13,000	76,356
CLP Holdings, Ltd.	9,000	68,076
Galaxy Entertainment Group, Ltd.(1)	28,000	273,688
Hang Seng Bank, Ltd.	13,200	208,242
Hong Kong & China Gas Co., Ltd.	67,180	138,302
Hopewell Holdings, Ltd.	17,000	58,683
Li & Fung, Ltd.	20,000	27,792
Link REIT (The)	8,000	36,225
MGM China Holdings, Ltd.	5,200	20,348
MTR Corp., Ltd.	21,000	74,271
Orient Overseas (International), Ltd.	3,500	14,578
Power Assets Holdings, Ltd.	21,500	161,219
Sands China, Ltd.	2,800	21,538
Wing Hang Bank, Ltd.	2,500	35,829
Wynn Macau, Ltd.	5,200	22,052

		$1,476,642

Hungary — 0.4%
Magyar Telekom Rt.	43,480	$58,221
MOL Hungarian Oil & Gas Rt.	2,490	152,394
OTP Bank Rt.	8,860	162,164
Richter Gedeon Nyrt.	7,170	144,931

		$517,710

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	700	$29,204
Infosys, Ltd. ADR	2,900	169,882

		$199,086

7

Security	Shares	Value
Indonesia — 0.8%
Adaro Energy Tbk PT	332,100	$25,865
AKR Corporindo Tbk PT	39,000	14,110
Bank Central Asia Tbk PT	99,100	80,437
Bank Mandiri Tbk PT	88,500	62,774
Bank Negara Indonesia Persero Tbk PT	66,200	23,739
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	26,832
Bank Rakyat Indonesia Tbk PT	112,500	76,880
Bumi Resources Tbk PT(1)	560,000	13,985
Energi Mega Persada Tbk PT(1)	1,737,000	10,084
Gudang Garam Tbk PT	5,500	18,893
Indo Tambangraya Megah Tbk PT	11,000	24,163
Indocement Tunggal Prakarsa Tbk PT	28,000	51,413
Indofood Sukses Makmur Tbk PT	114,500	65,455
Jasa Marga (Persero) Tbk PT	52,500	22,141
Kalbe Farma Tbk PT	400,000	45,943
Lippo Karawaci Tbk PT	274,500	21,365
Media Nusantara Citra Tbk PT	206,500	37,910
Perusahaan Gas Negara Tbk PT	151,500	58,932
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	27,611
Semen Gresik (Persero) Tbk PT	64,000	74,354
Surya Semesta Internusa Tbk PT	156,289	8,592
Tambang Batubara Bukit Asam Tbk PT	19,500	14,750
Telekomunikasi Indonesia Tbk PT	571,500	105,976
Unilever Indonesia Tbk PT	26,000	61,105
United Tractors Tbk PT	37,000	58,295
Wijaya Karya Persero Tbk PT	145,500	23,132
XL Axiata Tbk PT	76,000	30,248

		$1,084,984

Ireland — 0.3%
CRH PLC	4,683	$120,383
Kerry Group PLC, Class A	3,572	240,254

		$360,637

Israel — 0.5%
Bank Hapoalim B.M.	14,317	$74,344
Bank Leumi Le-Israel B.M.(1)	19,268	73,192
Bezeq Israeli Telecommunication Corp., Ltd.	39,953	60,885
Delek Group, Ltd.	104	37,106
Israel Chemicals, Ltd.	3,091	25,268
Israel Corp., Ltd.(1)	67	33,682
Mizrahi Tefahot Bank, Ltd.	3,692	44,964
NICE Systems, Ltd.	1,779	69,765
Teva Pharmaceutical Industries, Ltd. ADR	5,481	244,617

		$663,823

Italy — 0.9%
Atlantia SpA	4,869	$110,747
Autogrill SpA(1)	2,491	22,807
Enel Green Power SpA	42,660	107,518

8

Security	Shares	Value
Enel SpA	4,608	$20,972
ENI SpA	13,982	317,512
Fiat SpA(1)	2,318	23,055
Finmeccanica SpA(1)	5,684	49,807
Luxottica Group SpA	2,796	148,167
Pirelli & C. SpA	1,215	19,541
Snam Rete Gas SpA	31,717	173,871
Telecom Italia SpA	21,220	23,565
Telecom Italia SpA, PFC Shares	95,234	80,219
Tenaris SA	1,506	33,596
Terna Rete Elettrica Nazionale SpA	28,061	136,048

		$1,267,425

Japan — 2.6%
ABC-Mart, Inc.	300	$12,971
Air Water, Inc.	2,000	29,473
Aisin Seiki Co., Ltd.	600	22,092
All Nippon Airways Co., Ltd.	10,000	21,193
Bank of Kyoto, Ltd. (The)	6,000	47,793
Bank of Yokohama, Ltd. (The)	7,000	35,187
Brother Industries, Ltd.	1,800	22,633
Chiba Bank, Ltd. (The)	4,000	25,312
Chugai Pharmaceutical Co., Ltd.	2,500	56,712
Chugoku Bank, Ltd. (The)	3,000	36,928
Citizen Holdings Co., Ltd.	2,900	22,584
Coca-Cola West Co., Ltd.	1,000	19,596
Daihatsu Motor Co., Ltd.	5,000	77,980
Denso Corp.	400	20,571
Electric Power Development Co., Ltd.	600	17,776
Fuji Electric Co., Ltd.	5,000	21,661
Fuji Heavy Industries, Ltd.	1,000	27,261
FUJIFILM Holdings Corp.	900	26,228
Gunma Bank, Ltd. (The)	10,000	52,920
Hachijuni Bank, Ltd. (The)	8,000	44,175
Hamamatsu Photonics K.K.	800	33,562
Hino Motors, Ltd.	2,000	29,104
Hirose Electric Co., Ltd.	100	14,004
Hiroshima Bank, Ltd. (The)	11,000	44,423
Hitachi Chemical Co., Ltd.	1,400	20,074
Hitachi Construction Machinery Co., Ltd.	400	7,641
Hitachi, Ltd.	4,000	30,494
Hoya Corp.	500	13,817
Ibiden Co., Ltd.	1,300	23,827
IHI Corp.	5,000	22,673
Isetan Mitsukoshi Holdings, Ltd.	1,100	13,915
Isuzu Motors, Ltd.	2,000	11,840
ITOCHU Techno-Solutions Corp.	600	24,706
Iyo Bank, Ltd. (The)	5,000	46,741
Japan Airlines Co., Ltd.	1,800	90,097
Japan Tobacco, Inc.	1,200	37,043
Joyo Bank, Ltd. (The)	3,000	14,200
JSR Corp.	1,200	21,368
JTEKT Corp.	800	11,779
JX Holdings, Inc.	4,000	19,283
Kamigumi Co., Ltd.	4,000	35,827
Kansai Paint Co., Ltd.	4,000	54,030

9

Security	Shares	Value
Kao Corp.	1,500	$47,553
Kawasaki Heavy Industries, Ltd.	4,000	17,299
KDDI Corp.	1,100	60,568
Keikyu Corp.	3,000	23,680
Keio Corp.	6,000	38,451
Keyence Corp.	100	41,061
Komatsu, Ltd.	700	14,776
Konami Corp.	900	21,391
Kubota Corp.	1,000	15,391
Kuraray Co., Ltd.	1,800	20,180
Kyowa Hakko Kirin Co., Ltd.	2,000	20,263
Lawson, Inc.	200	14,550
Makita Corp.	600	31,217
Mazda Motor Corp.(1)	4,000	19,185
Miraca Holdings, Inc.	500	23,628
Mitsubishi Electric Corp.	3,000	33,886
Mitsubishi Gas Chemical Co., Inc.	1,000	7,023
Mitsubishi Materials Corp.	2,000	6,714
Mitsubishi Tanabe Pharma Corp.	700	10,278
Mitsui Chemicals, Inc.	3,000	7,161
Mitsui O.S.K. Lines, Ltd.	3,000	12,297
MS&AD Insurance Group Holdings, Inc.	1,100	25,486
Murata Manufacturing Co., Ltd.	200	18,571
NGK Spark Plug Co., Ltd.	3,000	69,209
NHK Spring Co., Ltd.	800	8,178
Nippon Electric Glass Co., Ltd.	4,000	18,012
Nippon Meat Packers, Inc.	1,000	17,028
Nippon Telegraph & Telephone Corp.	800	42,818
Nippon Yusen KK	5,000	15,473
Nishi-Nippon City Bank, Ltd. (The)	16,000	40,337
Nisshin Seifun Group, Inc.	1,500	14,908
Nitori Holdings Co., Ltd.	150	14,567
Nitto Denko Corp.	200	8,893
NOK Corp.	1,300	20,944
NSK, Ltd.	3,000	33,638
NTT DoCoMo, Inc.	6,500	104,070
Odakyu Electric Railway Co., Ltd.	2,000	17,542
OMRON Corp.	700	27,676
Ono Pharmaceutical Co., Ltd.	500	43,454
Oracle Corp. Japan	300	11,914
Osaka Gas Co., Ltd.	9,000	36,348
Panasonic Corp.	2,100	23,801
Rakuten, Inc.	1,829	29,927
Ricoh Co., Ltd.	1,000	10,508
Rinnai Corp.	200	15,561
ROHM Co., Ltd.	400	19,934
Sankyo Co., Ltd.	600	28,382
Santen Pharmaceutical Co., Ltd.	400	16,756
Seven Bank, Ltd.	8,300	31,636
Shikoku Electric Power Co., Inc.(1)	1,100	15,874
Shin-Etsu Chemical Co., Ltd.	300	16,609
Shinsei Bank, Ltd.	4,000	8,086
Shiseido Co., Ltd.	1,100	17,392
Shizuoka Bank, Ltd. (The)	7,000	69,525
SoftBank Corp.	600	43,438
Sony Corp.	1,000	15,667
Stanley Electric Co., Ltd.	900	20,332

10

Security	Shares	Value
Sumco Corp.	3,300	$25,247
Sumitomo Chemical Co., Ltd.	7,000	28,359
Sumitomo Electric Industries, Ltd.	1,800	28,271
Sumitomo Metal Mining Co., Ltd.	2,000	25,877
Sumitomo Mitsui Trust Holding, Inc.	4,000	18,976
Suntory Beverage & Food, Ltd.(1)	800	26,111
Suruga Bank, Ltd.	3,000	50,664
Suzuken Co., Ltd.	1,600	55,301
Suzuki Motor Corp.	800	20,737
Sysmex Corp.	200	11,008
Taisho Pharmaceutical Holdings Co., Ltd.	200	14,439
Taiyo Nippon Sanso Corp.	3,000	20,756
Takashimaya Co., Ltd.	3,000	27,814
Takeda Pharmaceutical Co., Ltd.	500	23,239
Terumo Corp.	400	18,575
THK Co., Ltd.	1,300	28,179
Toho Gas Co., Ltd.	9,000	41,570
Tohoku Electric Power Co., Inc.(1)	1,500	16,178
Tokyo Electric Power Co., Inc.(1)	5,600	25,415
Tokyo Electron, Ltd.	300	15,641
Tokyo Gas Co., Ltd.	6,000	29,756
TonenGeneral Sekiyu K.K.	5,000	43,574
TOTO, Ltd.	1,000	15,817
Toyo Seikan Kaisha, Ltd.	1,000	17,738
Toyota Boshoku Corp.	1,800	20,498
Toyota Industries Corp.	400	18,277
Toyota Motor Corp.	700	40,054
Tsumura & Co.	800	19,728
Unicharm Corp.	900	48,896
USS Co., Ltd.	2,400	32,788
Yakult Honsha Co., Ltd.	600	29,283
Yamaguchi Financial Group, Inc.	3,000	27,332
Yamaha Corp.	1,400	20,525
Yamaha Motor Co., Ltd.	900	11,888
Yamato Holdings Co., Ltd.	700	14,655
Yaskawa Electric Corp.	1,000	13,596
Yokogawa Electric Corp.	1,300	20,135
Yokohama Rubber Co., Ltd. (The)	2,000	17,810

		$3,685,247

Kuwait — 0.4%
Agility Public Warehousing Co. KSC	5,000	$11,272
Al Ahli Bank of Kuwait KSC	11,235	16,620
Al-Qurain Petrochemicals Co.	20,000	16,902
Boubyan Bank KSC(1)	5,750	11,311
Boubyan Petrochemicals Co.	15,700	37,899
Burgan Bank SAK	5,750	11,185
Commercial Bank of Kuwait SAK(1)	10,000	27,020
Gulf Bank(1)	25,837	33,268
Gulf Cable and Electrical Industries Co.	4,300	11,666
Kuwait Finance House KSC	25,856	73,488
Kuwait Foods Co. (Americana)	5,000	44,017
Kuwait Portland Cement Co.	3,600	17,222
Mabanee Co. SAKC	6,000	24,987
Mobile Telecommunications Co.	30,700	73,959
National Bank of Kuwait SAK	23,037	76,690

11

Security	Shares	Value
National Industries Group Holding(1)	37,700	$30,305
National Mobile Telecommunication Co. KSC	2,500	16,543

		$534,354

Malaysia — 0.8%
Airasia Bhd	23,600	$15,940
AMMB Holdings Bhd	19,900	43,533
Axiata Group Bhd	26,600	52,150
Batu Kawan Bhd	6,000	35,238
Boustead Holdings Bhd	12,050	18,879
British American Tobacco Malaysia Bhd	1,600	29,088
Dialog Group Bhd	30,600	29,726
Digi.com Bhd	17,400	24,412
Felda Global Ventures Holdings Bhd	17,600	22,902
Gamuda Bhd	24,600	32,850
Genting Bhd	15,500	48,236
Hong Leong Bank Bhd	5,800	24,450
IHH Healthcare Bhd(1)	21,700	23,904
IJM Corp. Bhd	19,900	35,217
IOI Corp. Bhd	18,900	23,600
IOI Properties Group Bhd(1)	9,450	7,624
Kuala Lumpur Kepong Bhd	3,500	24,508
Lafarge Malayan Cement Bhd	8,200	20,815
Malayan Banking Bhd	11,900	34,284
Maxis Bhd	18,500	38,477
Multi-Purpose Holdings Bhd	23,600	21,549
Petronas Chemicals Group Bhd	29,400	58,342
Petronas Dagangan Bhd	4,100	37,549
PPB Group Bhd	3,300	15,213
Public Bank Bhd	11,300	64,575
Resorts World Bhd	20,400	26,530
RHB Capital Bhd	15,900	36,513
Sapurakencana Petroleum Bhd(1)	43,097	56,465
Sime Darby Bhd	33,800	90,827
Telekom Malaysia Bhd	19,000	31,277
Tenaga Nasional Bhd	12,900	45,478

		$1,070,151

Mexico — 1.5%
Alfa SAB de CV, Series A	52,400	$147,632
America Movil SAB de CV ADR, Series L	16,800	357,168
Bolsa Mexicana de Valores SAB de CV	26,300	53,096
Cemex SAB de CV ADR(1)	14,380	177,881
Coca Cola Femsa SAB de CV ADR	300	31,872
Compartamos SAB de CV	39,900	72,049
Embotelladoras Arca SAB de CV	9,900	54,415
Empresas ICA SAB de CV(1)	12,000	23,176
Fomento Economico Mexicano SA de CV ADR	1,400	126,336
Genomma Lab Internacional SA de CV(1)	9,700	23,934
Grupo Aeroportuario del Pacifico SAB de CV ADR	600	32,514
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,500	28,139
Grupo Bimbo SA de CV, Series A	19,100	50,956
Grupo Carso SA de CV, Series A1	6,000	31,382
Grupo Elektra SA de CV	500	15,209
Grupo Financiero Banorte SAB de CV, Class O	31,800	200,729

12

Security	Shares	Value
Grupo Financiero Inbursa SAB de CV, Class O	32,400	$80,794
Grupo Mexico SAB de CV, Series B	32,043	103,216
Grupo Televisa SA ADR	2,800	81,368
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	22,500	50,791
Industrias CH SAB de CV, Series B(1)	5,500	32,694
Industrias Penoles SA de CV	1,600	37,224
Kimberly-Clark de Mexico SAB de CV, Class A	22,300	57,276
Mexichem SAB de CV	15,232	52,823
Promotora y Operadora de Infraestructura SAB de CV(1)	5,800	70,256
TV Azteca SAB de CV, Series CPO	39,000	24,641
Wal-Mart de Mexico SAB de CV, Series V	44,300	105,964

		$2,123,535

Netherlands — 1.0%
Akzo Nobel NV	2,529	$181,891
ASML Holding NV	3,834	324,442
European Aeronautic Defence and Space Co. NV	681	48,246
Gemalto NV	337	37,982
Heineken Holding NV	770	44,345
Heineken NV	1,912	116,490
ING Groep NV(1)	1,620	21,395
Koninklijke Ahold NV	12,235	203,655
Koninklijke DSM NV	2,829	187,265
Koninklijke KPN NV(1)	6,128	22,929
Koninklijke Vopak NV	336	18,467
QIAGEN NV(1)	3,011	66,042
Reed Elsevier NV	2,837	58,509
Unilever NV	1,309	48,841

		$1,380,499

New Zealand — 0.1%
Auckland International Airport, Ltd.	15,071	$44,422
Contact Energy, Ltd.	5,646	23,526
Fletcher Building, Ltd.	3,787	27,740
Telecom Corporation of New Zealand, Ltd.	21,189	40,184

		$135,872

Norway — 0.6%
Aker Solutions ASA	5,370	$82,477
Gjensidige Forsikring ASA	642	12,340
Norsk Hydro ASA	13,794	62,755
Orkla ASA	3,932	30,609
Seadrill, Ltd.	2,470	88,733
Statoil ASA	9,883	234,233
Subsea 7 SA	2,955	50,926
Telenor ASA	10,903	226,823
Yara International ASA	496	20,484

		$809,380

Peru — 0.5%
Alicorp SA	28,300	$86,714
Banco Continental SA	3,344	6,515
Cia de Minas Buenaventura SA ADR	2,700	33,480
Credicorp, Ltd.	930	122,686

13

Security	Shares	Value
Ferreycorp SA	33,024	$20,823
Grana y Montero SA	16,200	68,289
Intergroup Financial Services Corp.	570	18,097
Luz del Sur SAA	11,400	35,537
Sociedad Minera Cerro Verde SAA(1)	600	13,260
Southern Copper Corp.	8,741	244,573
Union Andina de Cementos SAA	16,100	19,277
Volcan Cia Minera SA, Class B	53,255	21,506

		$690,757

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	20,450	$23,394
Aboitiz Power Corp.	30,200	23,824
Alliance Global Group, Inc.	39,400	23,478
Ayala Corp.	2,570	29,700
Ayala Land, Inc.	72,800	41,928
Ayala Land, Inc., PFC Shares(3)	65,600	145
Bank of the Philippine Islands	14,685	28,717
DMCI Holdings, Inc.	9,440	12,401
International Container Terminal Services, Inc.	9,481	20,555
JG Summit Holding, Inc.	25,700	22,218
Jollibee Foods Corp.	4,300	14,382
Manila Electric Co.	3,700	21,103
Metro Pacific Investments Corp.	263,000	24,925
Petron Corp.	37,600	11,586
Philex Mining Corp.(1)	75,900	15,492
Philex Petroleum Corp.(1)	29,500	5,337
Philippine Long Distance Telephone Co.	1,160	69,314
Puregold Price Club, Inc.	10,800	9,135
Robinsons Land Corp.	40,900	17,906
San Miguel Corp.	9,500	11,676
Semirara Mining Corp.	2,400	16,943
SM Investments Corp.	2,425	37,510
SM Prime Holdings, Inc.	89,500	30,562
Universal Robina Corp.	7,400	19,262

		$531,493

Poland — 0.7%
AmRest Holdings SE(1)	480	$13,426
Asseco Poland SA	2,560	37,307
Bank Pekao SA	1,690	99,207
BRE Bank SA	300	48,451
Budimex SA	490	20,961
Cyfrowy Polsat SA(1)	4,414	27,592
Emperia Holding SA	1,140	25,658
Enea SA	4,500	17,840
Eurocash SA	1,950	25,315
ING Bank Slaski SA(1)	1,170	44,281
Jastrzebska Spolka Weglowa SA	1,200	17,550
KGHM Polska Miedz SA	1,853	64,228
LPP SA	20	55,786
Lubelski Wegiel Bogdanka SA	590	23,400
Netia SA(1)	12,396	19,133
NG2 SA	540	20,365
Polish Oil & Gas	22,140	32,517

14

Security	Shares	Value
Polska Grupa Energetyczna SA	14,090	$73,625
Polski Koncern Naftowy Orlen SA	3,940	48,366
Powszechna Kasa Oszczednosci Bank Polski SA	8,950	115,674
Powszechny Zaklad Ubezpieczen SA	757	98,951
Rovese SA(1)	18,200	11,979
Tauron Polska Energia SA	23,750	32,179
Telekomunikacja Polska SA	14,450	48,110
TVN SA	4,070	20,038

		$1,041,939

Portugal — 0.1%
Banco Espirito Santo SA(1)	7,153	$10,850
EDP-Energias de Portugal SA	23,312	87,518
Galp Energia SGPS SA, Class B	1,976	30,550
Jeronimo Martins SGPS SA	2,970	50,778
Portugal Telecom SGPS SA	4,791	21,059

		$200,755

Qatar — 0.4%
Aamal Co. QSC(1)	6,942	$28,021
Al Meera Consumer Goods Co.	300	12,092
Barwa Real Estate Co.	2,800	23,963
Doha Bank, Ltd.	1,200	21,081
Gulf International Services QSC	600	12,480
Industries Qatar	1,645	81,279
Masraf Al Rayan	7,950	75,481
Qatar Electricity & Water Co.	300	14,916
Qatar Gas Transport Co., Ltd. (NAKILAT)	6,500	37,074
Qatar Islamic Bank	600	12,367
Qatar National Bank	1,248	63,185
Qatar National Cement Co.	600	19,278
Qatar National Navigation	830	20,053
Qatar Telecom QSC	1,144	46,643
Qatari Investors Group	1,000	13,154
United Development Co.	3,100	19,221
Vodafone Qatar(1)	9,200	28,840

		$529,128

Russia — 1.5%
CTC Media, Inc.	2,300	$26,358
E.ON Russia JSC	607,000	39,956
Etalon Group, Ltd. GDR(1)(4)	4,600	20,655
Federal Grid Co. Unified Energy System JSC(1)	4,681,800	11,255
Federal Hydrogenerating Co. JSC ADR	19,300	30,116
Globaltrans Investment PLC GDR(4)	2,200	29,152
LUKOIL OAO ADR	3,400	193,031
Magnit OJSC	932	222,555
Mail.ru Group, Ltd. GDR(4)	1,400	52,238
MMC Norilsk Nickel ADR	4,200	63,810
Mobile TeleSystems OJSC	14,900	122,239
Novolipetsk Steel GDR(4)	900	12,938
OAO Gazprom ADR	40,300	331,872
OAO Inter Rao Ues(1)	91,419,700	27,517
Pharmstandard OJSC GDR(1)(4)	1,286	9,666
PIK Group GDR(1)(4)	9,700	18,734

15

Security	Shares	Value
Rosneft Oil Co. GDR(4)	11,100	$75,915
Rostelecom	15,439	48,652
Sberbank of Russia ADR	25,300	273,118
Severstal OAO GDR(4)	4,600	37,185
Surgutneftegas OJSC ADR	5,900	45,306
Surgutneftegas OJSC, PFC Shares	85,400	61,695
Tatneft ADR	1,900	62,665
Uralkali OJSC GDR(4)	1,700	41,211
VimpelCom, Ltd. ADR	4,275	41,425
VTB Bank OJSC GDR(4)	22,600	57,274
Yandex NV, Class A(1)	3,000	110,250

		$2,066,788

Singapore — 0.8%
Ascendas Real Estate Investment Trust	22,000	$36,549
ComfortDelGro Corp., Ltd.	14,000	21,158
DBS Group Holdings, Ltd.	25,000	322,862
Noble Group, Ltd.	26,000	19,292
Olam International, Ltd.	17,000	19,674
Oversea-Chinese Banking Corp., Ltd.	25,000	181,646
Singapore Airlines, Ltd.	10,000	75,051
Singapore Press Holdings, Ltd.	4,000	12,516
Singapore Technologies Engineering, Ltd.	3,000	8,885
Singapore Telecommunications, Ltd.	56,000	154,494
StarHub, Ltd.	18,000	60,159
United Overseas Bank, Ltd.	8,000	125,094
UOL Group, Ltd.	14,000	64,118
Yangzijiang Shipbuilding Holdings, Ltd.	82,000	73,808

		$1,175,306

South Africa — 1.5%
Adcock Ingram Holdings, Ltd.	5,800	$35,216
AECI, Ltd.	2,500	29,090
African Bank Investments, Ltd.	22,080	21,302
African Rainbow Minerals, Ltd.	1,000	19,765
Anglo Platinum, Ltd.(1)	800	31,953
AngloGold Ashanti, Ltd.	2,700	39,322
Aveng, Ltd.(1)	14,200	30,075
AVI, Ltd.	7,900	36,635
Barclays Africa Group, Ltd.	3,400	39,874
Barloworld, Ltd.	4,600	43,301
Bidvest Group, Ltd.	3,850	86,127
Capital Property Fund	19,700	17,277
Clicks Group, Ltd.	6,800	34,899
Discovery Holdings, Ltd.	4,100	27,729
FirstRand, Ltd.	13,800	38,806
Impala Platinum Holdings, Ltd.	4,486	46,864
Imperial Holdings, Ltd.	2,900	48,351
Kumba Iron Ore, Ltd.	700	28,452
Kumba Resources, Ltd.	2,200	29,699
Liberty Holdings, Ltd.	2,300	23,703
Massmart Holdings, Ltd.	2,200	23,989
Mediclinic International, Ltd.	6,100	39,277
MMI Holdings, Ltd.	10,300	21,884
Mondi, Ltd.	1,900	28,876

16

Security	Shares	Value
Mr. Price Group, Ltd.	1,400	$17,340
MTN Group, Ltd.	19,900	355,361
Murray & Roberts Holdings, Ltd.(1)	11,600	25,893
Nampak, Ltd.	4,800	15,047
Nedbank Group, Ltd.	1,100	19,172
Netcare, Ltd.	10,000	20,057
Remgro, Ltd.	3,000	50,181
Reunert, Ltd.	5,500	31,665
RMB Holdings, Ltd.	6,000	23,247
Sanlam, Ltd.	12,600	54,204
Sasol, Ltd.	3,400	163,593
Shoprite Holdings, Ltd.	3,300	42,532
Spar Group, Ltd. (The)	3,300	35,636
Standard Bank Group, Ltd.	8,300	87,710
Steinhoff International Holdings, Ltd.	10,400	42,960
Sun International, Ltd.	4,200	37,121
Tiger Brands, Ltd.	2,400	57,585
Truworths International, Ltd.	4,100	27,044
Vodacom Group (Pty), Ltd.	5,900	62,467
Wilson Bayly Holmes-Ovcon, Ltd.	1,800	23,784
Woolworths Holdings, Ltd.	8,600	47,000

		$2,062,065

South Korea — 1.7%
Celltrion, Inc.	1,553	$65,094
Cheil Industries, Inc.	650	45,195
Cheil Worldwide, Inc.(1)	1,110	28,856
CJ Corp.	300	32,901
Dongbu Insurance Co., Ltd.	1,020	50,790
Hankook Tire Co., Ltd.	1,100	62,969
Hankook Tire Worldwide Co., Ltd.	869	17,093
Honam Petrochemical Corp.	140	27,117
Hynix Semiconductor, Inc.(1)	1,300	45,297
Hyundai Glovis Co., Ltd.	110	23,232
Hyundai Heavy Industries Co., Ltd.	140	28,935
Hyundai Marine & Fire Insurance Co., Ltd.	1,900	54,556
Hyundai Merchant Marine Co., Ltd.(1)	1,080	14,535
Hyundai Motor Co.	720	156,258
Hyundai Steel Co.	700	49,302
Industrial Bank of Korea	4,750	54,823
Kangwon Land, Inc.	1,580	49,659
Korea Electric Power Corp.(1)	2,600	84,781
Korea Zinc Co., Ltd.	170	54,124
Korean Air Lines Co., Ltd.(1)	531	16,908
Korean Reinsurance Co.	2,629	27,627
KT&G Corp.	1,080	75,854
LG Chem, Ltd.	300	71,865
LG Corp.	490	26,059
LG Display Co., Ltd.(1)	1,210	28,261
LG Electronics, Inc.	1,050	63,940
LG Hausys, Ltd.	240	34,864
LIG Insurance Co., Ltd.	1,160	33,949
Naver Corp.	80	50,476
NHN Entertainment Corp.(1)	214	15,090
POSCO	430	119,540
S-Oil Corp.	590	37,467

17

Security	Shares	Value
Samsung C&T Corp.	760	$41,332
Samsung Electro-Mechanics Co., Ltd.	350	21,602
Samsung Electronics Co., Ltd.	350	414,473
Samsung Engineering Co., Ltd.	370	24,652
Samsung Fine Chemicals Co., Ltd.	470	17,743
Samsung Fire & Marine Insurance Co., Ltd.	200	46,167
Samsung Heavy Industries Co., Ltd.	990	30,718
Samsung Life Insurance Co., Ltd.	970	93,062
Samsung Securities Co., Ltd.	1,060	42,673
SK Broadband Co., Ltd.(1)	4,000	17,567
SK Chemicals Co., Ltd.	510	27,692
SK Telecom Co., Ltd. ADR	3,000	65,820
TONGYANG Securities, Inc.	9,480	20,867
Woori Finance Holdings Co., Ltd.	3,900	44,617

		$2,456,402

Spain — 1.0%
Abertis Infraestructuras SA	4,186	$93,411
Acerinox SA	1,283	16,659
ACS Actividades de Construccion y Servicios SA	288	10,108
Amadeus IT Holding SA, Class A	3,615	143,002
CaixaBank SA	12,037	73,772
Distribuidora Internacional de Alimentacion SA	2,313	19,007
Enagas	4,095	111,941
Ferrovial SA	8,100	155,421
Grifols SA	2,221	115,017
Iberdrola SA	4,551	28,024
Indra Sistemas SA	1,786	31,620
Industria de Diseno Textil SA	1,124	167,402
International Consolidated Airlines Group SA(1)	6,826	46,700
Red Electrica Corp. SA	1,401	97,981
Repsol SA	3,913	91,454
Telefonica SA	10,829	166,781

		$1,368,300

Sweden — 1.1%
Atlas Copco AB, Class A	258	$6,991
Elekta AB, Class B	1,029	14,980
Getinge AB, Class B	1,220	41,886
Hennes & Mauritz AB, Class B	4,735	203,603
Holmen AB, Class B	1,440	49,708
Investor AB, Class B	3,738	120,851
Lundin Petroleum AB(1)	999	17,279
Millicom International Cellular SA SDR	715	69,492
Nordea Bank AB	16,396	218,788
Scania AB, Class B	1,443	29,482
Skandinaviska Enskilda Banken AB, Class A	10,100	130,135
Skanska AB, Class B	4,234	83,361
SKF AB, Class B	1,702	45,043
Svenska Cellulosa AB, Class B	1,144	32,530
Swedbank AB, Class A	5,200	135,692
Tele2 AB, Class B	3,777	41,536
Telefonaktiebolaget LM Ericsson, Class B	2,124	26,008
TeliaSonera AB	34,991	259,145

		$1,526,510

18

Security	Shares	Value
Switzerland — 1.5%
Actelion, Ltd.(1)	1,409	$132,289
Adecco SA(1)	1,496	117,506
Baloise Holding AG	319	38,105
Geberit AG	106	30,727
Givaudan SA(1)	40	59,149
Lonza Group AG(1)	466	46,743
Nestle SA	5,535	401,129
Novartis AG	3,252	257,041
Roche Holding AG PC	943	258,727
Schindler Holding AG	614	90,139
Schindler Holding AG PC	196	28,383
Sonova Holding AG(1)	823	113,030
Sulzer AG	212	31,922
Swatch Group, Ltd. (The), Bearer Shares	187	111,139
Swiss Life Holding AG(1)	44	9,470
Swiss Reinsurance Co., Ltd.(1)	2,261	195,127
Swisscom AG	262	143,922
Zurich Insurance Group AG(1)	331	95,970

		$2,160,518

Taiwan — 1.8%
Acer, Inc.(1)	73,000	$43,116
Advanced Semiconductor Engineering, Inc.	87,931	80,569
Ambassador Hotel	22,000	21,374
Asia Cement Corp.	30,178	37,013
Asia Optical Co., Inc.(1)	27,000	28,203
Asustek Computer, Inc.	9,000	82,571
Catcher Technology Co., Ltd.	7,000	46,432
Cathay Financial Holding Co., Ltd.	44,610	67,085
Cheng Shin Rubber Industry Co., Ltd.	20,765	52,648
China Airlines, Ltd.(1)	68,178	23,982
China Development Financial Holding Corp.	132,000	38,404
Chong Hong Construction Co., Ltd.	6,110	16,431
Chunghwa Telecom Co., Ltd.	38,000	113,909
Compal Electronics, Inc.	54,000	40,144
CTBC Financial Holding Co., Ltd.	62,057	40,851
Delta Electronics, Inc.	9,000	49,256
EVA Airways Corp.(1)	45,000	23,942
Far Eastern Department Stores, Ltd.	31,600	28,730
Far Eastern New Century Corp.	66,494	68,566
Far EasTone Telecommunications Co., Ltd.	23,000	45,185
First Financial Holding Co., Ltd.	63,313	37,851
Formosa Chemicals & Fibre Corp.	24,900	65,219
Formosa Petrochemical Corp.	11,000	27,737
Formosa Plastics Corp.	34,240	87,933
Formosan Rubber Group, Inc.	23,000	21,097
Foxconn International Holdings, Ltd.(1)	100,000	49,675
Foxconn Technology Co., Ltd.	19,845	44,580
Fubon Financial Holding Co., Ltd.	46,496	65,595
Giant Manufacturing Co., Ltd.	3,000	18,944
Goldsun Development & Construction Co., Ltd.	46,000	18,441

19

Security	Shares	Value
Hotai Motor Co., Ltd.	4,000	$48,552
Hua Nan Financial Holdings Co., Ltd.	47,435	26,719
Mega Financial Holding Co., Ltd.	35,519	28,677
Nan Ya Plastics Corp.	29,410	64,093
Pou Chen Corp.	38,000	52,529
President Chain Store Corp.	5,000	33,479
Quanta Computer, Inc.	36,000	88,110
Radiant Opto-Electronics Corp.	16,789	72,867
Sanyang Industrial Co., Ltd.	12,000	18,519
Shin Kong Synthetic Fibers Corp.	71,000	23,240
Siliconware Precision Industries Co., Ltd.	46,000	55,420
Standard Foods Corp.	7,052	20,717
Synnex Technology International Corp.	33,000	55,951
Taishin Financial Holdings Co., Ltd.	64,076	30,251
Taiwan Cement Corp.	23,000	33,576
Taiwan Cooperative Financial Holding Co., Ltd.	32,533	17,540
Taiwan Fertilizer Co., Ltd.	11,000	22,939
TPK Holding Co., Ltd.	6,887	43,527
TTY Biopharm Co., Ltd.	8,145	24,100
Uni-President Enterprises Corp.	40,100	65,807
United Microelectronics Corp.	184,000	75,293
Waterland Financial Holdings	67,485	22,172
Wistron Corp.	71,505	58,971
Yageo Corp.	84,000	34,584
Yuanta Financial Holding Co., Ltd.	86,000	47,750
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	23,494
Yulon Motor Co., Ltd.	13,000	22,294

		$2,496,654

Thailand — 0.7%
Advanced Info Service PCL(5)	13,800	$87,403
Airports of Thailand PCL(5)	7,300	37,867
Bangkok Bank PCL(5)	3,900	20,220
Bangkok Dusit Medical Services PCL(5)	4,600	16,423
Banpu PCL(5)	23,000	18,374
BEC World PCL(5)	15,500	21,896
Berli Jucker PCL(5)	18,000	24,658
Big C Supercenter PCL(5)	4,000	21,219
BTS Group Holdings PCL	50,000	12,186
Central Pattana PCL(5)	16,600	18,863
Charoen Pokphand Foods PCL(5)	42,900	36,979
CP ALL PCL(5)	41,000	48,640
Delta Electronics (Thailand) PCL(5)	13,100	20,994
Electricity Generating PCL(5)	3,800	14,689
Hana Microelectronics PCL(5)	38,700	29,038
IRPC PCL(5)	142,000	13,404
Kasikornbank PCL(5)	13,300	68,484
Krung Thai Bank PCL(5)	32,600	16,472
Minor International PCL(5)	43,600	27,471
PTT Exploration & Production PCL(5)	15,012	69,561
PTT Global Chemical PCL(5)	12,600	27,124
PTT PCL(5)	7,100	59,309
Ratchaburi Electricity Generating Holding PCL(5)	9,000	13,024
Shin Corp. PCL(5)	8,200	17,499
Siam Cement PCL (The)(5)	3,600	43,892
Siam Commercial Bank PCL(5)	17,500	78,832

20

Security	Shares	Value
Sino Thai Engineering & Construction PCL(5)	20,586	$8,225
Thai Beverage PCL	125,000	53,604
Thai Oil PCL(5)	9,000	14,350
Thai Union Frozen Products PCL(5)	11,160	23,567
Thanachart Capital PCL(5)	19,800	18,560
TMB Bank PCL(5)	355,700	24,523
Total Access Communication PCL(5)	11,600	33,645
True Corp. PCL(1)(5)	85,200	18,584

		$1,059,579

Turkey — 0.7%
Akbank TAS	25,500	$65,234
Akenerji Elektrik Uretim AS(1)	32,983	14,605
Anadolu Efes Biracilik ve Malt Sanayii AS	2,500	25,343
Arcelik AS	3,600	17,787
BIM Birlesik Magazalar AS	3,000	51,320
Coca-Cola Icecek AS	1,500	31,410
Dogan Sirketler Grubu Holding AS(1)	61,400	19,041
Enka Insaat ve Sanayi AS	13,915	39,694
Eregli Demir ve Celik Fabrikalari TAS	59,180	71,143
Ford Otomotiv Sanayi AS	2,100	18,420
Haci Omer Sabanci Holding AS	10,600	35,147
Is Gayrimenkul Yatirim Ortakligi AS	24,990	13,959
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	33,629	14,457
KOC Holding AS	16,020	54,444
Koza Altin Isletmeleri AS	2,100	17,759
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	9,027
Petkim Petrokimya Holding AS(1)	15,600	17,503
Tekfen Holding AS	6,700	14,032
Tupras-Turkiye Petrol Rafinerileri AS	3,000	49,450
Turk Hava Yollari Anonim Ortakligi (THY) AS	15,345	45,876
Turk Sise ve Cam Fabrikalari AS	22,461	24,877
Turk Telekomunikasyon AS	16,500	41,022
Turkcell Iletisim Hizmetleri AS(1)	15,300	75,577
Turkiye Garanti Bankasi AS	23,000	60,894
Turkiye Halk Bankasi AS	7,600	37,646
Turkiye Is Bankasi	22,400	40,268
Turkiye Vakiflar Bankasi TAO	17,600	26,974
Ulker Gida Sanayi ve Ticaret AS	3,300	20,322
Yapi ve Kredi Bankasi AS	10,500	14,830
Yazicilar Holding AS	3,300	26,017

		$994,078

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank (PJSC)	28,400	$51,160
Abu Dhabi National Hotels	13,000	12,284
Air Arabia (PJSC)	70,300	29,227
Aldar Properties (PJSC)	39,200	35,747
Arabtec Holding Co.(1)	43,100	50,491
DP World, Ltd.	5,300	96,624
Emaar Properties (PJSC)	35,700	77,699
First Gulf Bank (PJSC)	9,000	48,749
National Bank of Abu Dhabi (PJSC)	16,918	70,096
Ras Al Khaimah Ceramics	27,180	24,069
Union National Bank	17,575	32,853

		$528,999

21

Security	Shares	Value
United Kingdom — 2.7%
Aberdeen Asset Management PLC	4,477	$28,715
Anglo American PLC	2,201	51,897
Associated British Foods PLC	2,499	111,367
AstraZeneca PLC	1,188	75,336
Aviva PLC	21,093	154,305
BAE Systems PLC	9,490	66,951
Barclays PLC	35,820	159,909
BHP Billiton PLC	1,976	58,171
BP PLC	27,896	218,622
Bunzl PLC	889	20,251
Burberry Group PLC	5,132	121,850
Capita PLC	3,598	58,055
Centrica PLC	36,397	185,881
Cobham PLC	12,471	60,172
Coca-Cola HBC AG	2,335	61,847
Compass Group PLC	1,123	16,784
Croda International PLC	328	12,975
Diageo PLC	7,875	233,542
Experian PLC	1,622	27,687
HSBC Holdings PLC	13,099	134,419
Kingfisher PLC	5,668	34,367
Lloyds Banking Group PLC(1)	118,874	162,113
Marks & Spencer Group PLC	7,474	57,756
Melrose Industries PLC	11,696	59,406
National Grid PLC	1,688	21,850
Next PLC	272	27,898
Old Mutual PLC	43,386	122,778
Prudential PLC	2,515	50,627
Randgold Resources, Ltd.	979	67,295
Reed Elsevier PLC	1,183	17,232
Rexam PLC	2,671	21,612
Rio Tinto PLC	1,322	70,315
Rolls-Royce Holdings PLC(1)	1,274	24,814
Royal Dutch Shell PLC, Class A	7,369	255,274
Royal Dutch Shell PLC, Class B	629	23,007
Sage Group PLC (The)	4,702	31,531
Schroders PLC	1,122	45,413
Serco Group PLC	5,870	42,087
Severn Trent PLC	778	22,037
Shire PLC	569	28,397
Smiths Group PLC	2,503	59,029
SSE PLC	350	7,509
Standard Chartered PLC	5,790	117,676
Tesco PLC	23,464	123,302
Travis Perkins PLC	2,166	61,803
Tullow Oil PLC	4,642	60,092
Unilever PLC	603	23,143
United Utilities Group PLC	1,376	16,171
Vodafone Group PLC	59,211	219,419
Whitbread PLC	1,001	61,637
WM Morrison Supermarkets PLC	4,181	16,476
Wolseley PLC	1,038	55,862

		$3,866,664

22

Security	Shares	Value
United States — 39.9%
3M Co.	3,458	$443,281
A.O. Smith Corp.	542	25,593
Abaxis, Inc.(1)	716	27,330
Abbott Laboratories	4,844	177,581
AbbVie, Inc.	3,050	150,151
Accenture PLC, Class A	2,536	202,576
Acorda Therapeutics, Inc.(1)	1,347	39,534
Actavis PLC(1)	797	150,617
Acuity Brands, Inc.	418	53,103
Advance Auto Parts, Inc.	215	24,684
AGL Resources, Inc.	4,513	215,631
Air Products and Chemicals, Inc.	2,238	235,303
Airgas, Inc.	1,240	128,018
Akamai Technologies, Inc.(1)	501	23,888
Alaska Air Group, Inc.	652	51,554
Alere, Inc.(1)	1,048	39,719
Alexion Pharmaceuticals, Inc.(1)	663	105,238
Allergan, Inc.	669	76,667
ALLETE, Inc.	1,557	77,819
Allied Nevada Gold Corp.(1)	11,792	57,899
Allied World Assurance Co. Holdings, Ltd.	261	26,862
Altera Corp.	533	17,818
Altria Group, Inc.	7,946	279,858
Amazon.com, Inc.(1)	566	203,019
Amdocs, Ltd.	6,534	282,661
Ameren Corp.	6,585	249,176
American Electric Power Co., Inc.	5,060	246,979
American Express Co.	1,483	126,085
American Financial Group, Inc.	3,584	196,833
American States Water Co.	1,494	42,430
American Tower Corp.	1,391	112,504
American Water Works Co., Inc.	867	36,908
AmerisourceBergen Corp.	3,711	249,453
Amgen, Inc.	3,054	363,273
Amsurg Corp.(1)	956	39,913
Analog Devices, Inc.	3,741	180,578
Analogic Corp.	311	29,747
AOL, Inc.(1)	2,076	95,662
Aon PLC	1,860	149,656
Apache Corp.	799	64,128
Apple, Inc.	496	248,298
Applied Industrial Technologies, Inc.	721	36,439
Applied Materials, Inc.	3,719	62,554
AptarGroup, Inc.	3,551	226,554
Aqua America, Inc.	825	19,759
Arch Capital Group, Ltd.(1)	1,291	69,469
Argo Group International Holdings, Ltd.	425	19,121
Arthur J. Gallagher & Co.	2,568	118,719
Ascent Capital Group, Inc., Series A(1)	213	15,240
Associated Banc-Corp.	2,471	40,697
Astoria Financial Corp.	1,769	23,422
AT&T, Inc.	13,279	442,456

23

Security	Shares	Value
ATMI, Inc.(1)	1,089	$30,144
Automatic Data Processing, Inc.	4,841	370,821
AutoNation, Inc.(1)	435	21,485
AutoZone, Inc.(1)	103	50,991
Avago Technologies, Ltd.	394	21,528
Avery Dennison Corp.	3,531	173,972
Avista Corp.	1,068	30,790
Axis Capital Holdings, Ltd.	1,105	49,747
AZZ, Inc.	1,018	42,563
Banco Latinoamericano de Comercio Exterior SA, Class E	936	23,774
Bank of Hawaii Corp.	3,457	196,288
Bank of the Ozarks, Inc.	480	30,432
Baxter International, Inc.	1,330	90,839
BB&T Corp.	2,471	92,440
Becton, Dickinson and Co.	1,954	211,266
Bemis Co., Inc.	2,598	100,049
Berkshire Hathaway, Inc., Class B(1)	2,135	238,266
Bio Reference Labs, Inc.(1)	808	21,727
Biogen Idec, Inc.(1)	266	83,162
BioMarin Pharmaceutical, Inc.(1)	519	35,749
Black Hills Corp.	1,679	92,060
Blackbaud, Inc.	1,358	46,797
Bob Evans Farms, Inc.	658	33,065
Boston Private Financial Holdings, Inc.	2,240	27,530
Bristol-Myers Squibb Co.	6,505	325,055
Bristow Group, Inc.	3,116	223,698
Broadridge Financial Solutions, Inc.	6,474	234,941
Brown-Forman Corp., Class B	2,473	190,421
Buffalo Wild Wings, Inc.(1)	272	38,586
Bunge, Ltd.	880	66,669
C.H. Robinson Worldwide, Inc.	903	52,862
CA, Inc.	5,910	189,593
Cabot Microelectronics Corp.(1)	632	25,482
California Water Service Group	1,648	38,382
Campbell Soup Co.	3,680	151,653
Cardinal Health, Inc.	3,399	231,200
Carnival Corp.	4,993	195,676
Caterpillar, Inc.	2,296	215,617
Celgene Corp.(1)	1,493	226,831
CenturyLink, Inc.	13,036	376,219
Cerner Corp.(1)	2,861	162,762
Charles River Laboratories International, Inc.(1)	1,062	60,035
Chemical Financial Corp.	558	16,115
Chevron Corp.	2,945	328,750
Chipotle Mexican Grill, Inc.(1)	211	116,464
Cincinnati Financial Corp.	1,852	89,729
Cinemark Holdings, Inc.	3,010	88,223
Cintas Corp.	3,799	216,809
City Holding Co.	521	23,247
City National Corp.	356	25,757
Clean Harbors, Inc.(1)	866	48,565
Clorox Co. (The)	1,605	141,673
CME Group, Inc.	1,217	90,983
Coca-Cola Co. (The)	7,203	272,417
Coeur d’Alene Mines Corp.(1)	7,227	73,354
Cogent Communications Group, Inc.	1,139	47,120
Cognizant Technology Solutions Corp., Class A(1)	822	79,668

24

Security	Shares	Value
Colgate-Palmolive Co.	3,255	$199,304
Colony Financial, Inc.	854	18,959
Columbia Banking System, Inc.	563	14,700
Comerica, Inc.	2,539	116,286
Commerce Bancshares, Inc.	4,705	204,526
Compass Minerals International, Inc.	1,071	84,202
ConAgra Foods, Inc.	2,701	85,865
CONMED Corp.	899	37,713
ConocoPhillips	5,239	340,273
Consolidated Edison, Inc.	3,583	194,951
Copa Holdings SA, Class A	1,172	153,180
Costar Group, Inc.(1)	320	55,053
Costco Wholesale Corp.	3,319	372,923
Covanta Holding Corp.	5,114	92,052
Cracker Barrel Old Country Store, Inc.	940	93,069
Credit Acceptance Corp.(1)	192	26,723
CST Brands, Inc.	667	21,297
Cullen/Frost Bankers, Inc.	2,802	207,404
Cummins, Inc.	306	38,856
CVR Energy, Inc.	2,517	93,356
CVS Caremark Corp.	2,435	164,898
Darden Restaurants, Inc.	1,659	82,021
Deere & Co.	1,047	90,000
Delta Air Lines, Inc.	2,450	74,994
Devon Energy Corp.	3,441	203,776
Diamond Offshore Drilling, Inc.	1,700	82,518
DineEquity, Inc.	2,146	166,980
Discovery Communications, Inc., Class A(1)	511	40,768
Dollar Tree, Inc.(1)	318	16,065
Dominion Resources, Inc.	3,765	255,681
Domtar Corp.	2,394	257,140
Dow Chemical Co. (The)	5,011	228,051
Dr Pepper Snapple Group, Inc.	4,098	196,212
DST Systems, Inc.	2,565	233,415
DSW, Inc., Class A	124	4,669
DTE Energy Co.	1,726	117,748
Duke Energy Corp.	5,838	412,280
E.I. du Pont de Nemours & Co.	4,912	299,681
Eaton Corp. PLC	810	59,203
eBay, Inc.(1)	1,182	62,882
Ecolab, Inc.	1,127	113,309
Edwards Lifesciences Corp.(1)	289	18,820
Eli Lilly & Co.	3,900	210,639
EMC Corp.	2,221	53,837
EMCOR Group, Inc.	999	42,467
Emerson Electric Co.	5,448	359,241
Endurance Specialty Holdings, Ltd.	2,155	112,900
EnPro Industries, Inc.(1)	539	39,099
Entergy Corp.	1,586	99,966
ESCO Technologies, Inc.	1,056	36,854
Everest Re Group, Ltd.	692	100,174
Expeditors International of Washington, Inc.	1,908	77,961
Exxon Mobil Corp.	6,697	617,196
Facebook, Inc., Class A(1)	5,493	343,697
Fastenal Co.	688	30,224
FedEx Corp.	802	106,923
Fidelity National Information Services, Inc.	2,258	114,481

25

Security	Shares	Value
First Cash Financial Services, Inc.(1)	448	$22,015
First Commonwealth Financial Corp.	2,296	18,850
First Financial Bankshares, Inc.	1,009	61,721
First Midwest Bancorp, Inc.	1,278	20,410
First Niagara Financial Group, Inc.	5,011	43,295
FirstEnergy Corp.	8,254	259,918
Fiserv, Inc.(1)	908	50,893
Foot Locker, Inc.	669	25,823
Forward Air Corp.	1,084	48,281
Franklin Electric Co., Inc.	554	22,071
Freeport-McMoRan Copper & Gold, Inc.	3,800	123,158
Frontier Communications Corp.	51,861	243,747
Garmin, Ltd.	5,073	228,539
General Electric Co.	8,106	203,704
General Mills, Inc.	3,834	184,109
Genesco, Inc.(1)	287	20,153
Genuine Parts Co.	1,204	99,029
Gilead Sciences, Inc.(1)	672	54,197
Global Payments, Inc.	566	37,407
Golar LNG, Ltd.	2,671	94,847
Google, Inc., Class A(1)	363	428,692
Graham Holdings Co., Class B	119	74,501
GulfMark Offshore, Inc., Class A	556	23,663
Hanger Orthopedic Group, Inc.(1)	598	20,218
Harris Corp.	3,374	233,953
Hasbro, Inc.	3,979	195,448
Hawaiian Electric Industries Co.	4,305	112,016
HeartWare International, Inc.(1)	378	37,501
Hecla Mining Co.	15,974	48,401
HEICO Corp.	790	42,044
Hershey Co. (The)	1,566	155,660
Hittite Microwave Corp.(1)	593	34,009
HollyFrontier Corp.	4,180	193,534
Home BancShares, Inc.	262	8,080
Home Depot, Inc. (The)	2,493	191,587
Howard Hughes Corp. (The)(1)	181	22,583
Hubbell, Inc., Class B	303	35,369
IBERIABANK Corp.	578	38,056
ICU Medical, Inc.(1)	542	34,964
IDACORP, Inc.	407	21,461
IDEX Corp.	526	37,877
IHS, Inc.(1)	227	25,744
Illinois Tool Works, Inc.	3,555	280,383
Integrys Energy Group, Inc.	1,944	105,637
Intel Corp.	14,031	344,321
International Business Machines Corp.	1,493	263,783
International Flavors & Fragrances, Inc.	2,519	218,347
Intersil Corp.	4,056	45,995
Investors Bancorp, Inc.	1,430	36,279
Isis Pharmaceuticals, Inc.(1)	1,197	61,119
J.B. Hunt Transport Services, Inc.	68	5,103
j2 Global, Inc.	442	20,045
Jack Henry & Associates, Inc.	3,797	211,797
Jack in the Box, Inc.(1)	1,099	55,576
JetBlue Airways Corp.(1)	6,734	58,990
Johnson & Johnson	5,533	489,505
Jones Lang LaSalle, Inc.	222	25,366

26

Security	Shares	Value
JoS. A. Bank Clothiers, Inc.(1)	435	$24,456
Kaiser Aluminum Corp.	534	37,279
Kellogg Co.	2,351	136,311
KeyCorp	5,730	73,115
Kimberly-Clark Corp.	1,423	155,634
Kinder Morgan, Inc.	2,360	80,264
Kirby Corp.(1)	273	27,243
Kohl’s Corp.	1,127	57,060
Kraft Foods Group, Inc.	1,023	53,554
L Brands, Inc.	2,415	126,449
L-3 Communications Holdings, Inc.	2,177	241,799
Laboratory Corp. of America Holdings(1)	421	37,818
Lam Research Corp.(1)	491	24,850
Landstar System, Inc.	3,593	206,382
Las Vegas Sands Corp.	723	55,324
Leggett & Platt, Inc.	3,057	91,771
Leidos Holdings, Inc.	3,033	137,516
Lennox International, Inc.	387	33,499
Linear Technology Corp.	4,588	204,350
Lions Gate Entertainment Corp.	2,569	83,056
Lockheed Martin Corp.	613	92,508
Lorillard, Inc.	3,157	155,388
Lowe’s Companies, Inc.	2,669	123,548
M&T Bank Corp.	2,670	297,732
Madison Square Garden Co. (The)(1)	1,273	73,872
Manhattan Associates, Inc.(1)	1,016	34,260
Marathon Oil Corp.	3,932	128,930
Marathon Petroleum Corp.	3,269	284,566
Marsh & McLennan Cos., Inc.	6,908	315,765
Martin Marietta Materials, Inc.	191	20,821
MasterCard, Inc., Class A	2,733	206,833
Mattel, Inc.	2,080	78,707
Maxim Integrated Products, Inc.	362	10,954
McCormick & Co., Inc.	878	56,350
McDonald’s Corp.	4,155	391,276
McGraw Hill Financial, Inc.	1,835	139,533
McKesson Corp.	1,645	286,904
MDC Holdings, Inc.	765	23,631
MeadWestvaco Corp.	2,455	88,552
Medicines Co. (The)(1)	888	30,867
Medtronic, Inc.	3,685	208,424
Merck & Co., Inc.	7,832	414,861
Mercury General Corp.	4,033	184,832
Meredith Corp.	6,141	281,135
MGE Energy, Inc.	413	23,516
Microchip Technology, Inc.	5,922	265,661
Microsoft Corp.	9,426	356,774
Minerals Technologies, Inc.	932	48,166
Mondelez International, Inc., Class A	2,898	94,909
Monsanto Co.	958	102,075
Morningstar, Inc.	257	19,840
Murphy Oil Corp.	3,075	174,076
Murphy USA, Inc.(1)	361	13,985
MWI Veterinary Supply, Inc.(1)	182	33,899
National Health Investors, Inc.	289	18,198
National Healthcare Corp.	397	20,644
National Oilwell Varco, Inc.	2,995	224,655

27

Security	Shares	Value
Neogen Corp.(1)	576	$24,204
New Jersey Resources Corp.	412	18,787
New York Community Bancorp, Inc.	17,049	276,023
Newmont Mining Corp.	16,173	349,337
NextEra Energy, Inc.	1,386	127,415
NIC, Inc.	1,775	38,588
NII Holdings, Inc.(1)	8,621	25,949
Noble Energy, Inc.	3,096	192,974
Nordstrom, Inc.	288	16,546
Northern Trust Corp.	1,145	68,952
Northrop Grumman Corp.	1,998	230,869
NorthWestern Corp.	973	43,989
Nucor Corp.	2,137	103,324
O’Reilly Automotive, Inc.(1)	490	64,180
Occidental Petroleum Corp.	2,125	186,086
Oceaneering International, Inc.	1,297	88,391
OGE Energy Corp.	1,034	35,228
Old Republic International Corp.	12,934	202,029
Olin Corp.	3,209	82,503
Omnicare, Inc.	523	32,667
Omnicom Group, Inc.	4,579	332,344
Oneok, Inc.	1,792	122,734
OpenTable, Inc.(1)	392	29,510
Oracle Corp.	2,609	96,272
Orthofix International NV(1)	1,741	35,778
Owens & Minor, Inc.	2,658	92,073
Packaging Corp. of America	3,595	232,237
PacWest Bancorp	395	15,843
Pandora Media, Inc.(1)	1,986	71,635
Panera Bread Co., Class A(1)	232	39,224
Papa John’s International, Inc.	1,628	78,356
Parker Hannifin Corp.	758	85,934
PartnerRe, Ltd.	2,701	265,157
Patterson Cos., Inc.	4,685	187,213
Paychex, Inc.	6,269	262,170
PDL BioPharma, Inc.	16,765	152,561
PennyMac Mortgage Investment Trust	1,550	36,502
People’s United Financial, Inc.	20,709	294,275
Pepco Holdings, Inc.	7,320	142,228
PepsiCo, Inc.	5,132	412,408
Perrigo Co. PLC	166	25,840
Pfizer, Inc.	14,253	433,291
Philip Morris International, Inc.	5,132	401,014
Phillips 66	1,964	143,549
Piedmont Natural Gas Co., Inc.	1,147	37,874
Pinnacle Financial Partners, Inc.(1)	706	23,044
PNC Financial Services Group, Inc.	1,291	103,125
Power Integrations, Inc.	543	32,162
PPG Industries, Inc.	413	75,315
PPL Corp.	2,886	88,225
Praxair, Inc.	3,188	397,607
Prestige Brands Holdings, Inc.(1)	863	26,114
priceline.com, Inc.(1)	223	255,310
Pricesmart, Inc.	293	26,634
ProAssurance Corp.	2,023	93,989
Procter & Gamble Co.	4,608	353,065
Progressive Corp.	3,327	77,319

28

Security	Shares	Value
Public Service Enterprise Group, Inc.	2,548	$84,950
Quest Diagnostics, Inc.	1,698	89,145
Ralph Lauren Corp.	202	31,692
Raytheon Co.	2,519	239,481
Regal Entertainment Group	10,758	209,781
Regal-Beloit Corp.	456	33,785
Republic Services, Inc.	5,685	182,091
Retail Opportunity Investments Corp.	2,403	34,747
Reynolds American, Inc.	5,526	268,011
Rockwell Automation, Inc.	283	32,500
Ross Stores, Inc.	632	42,919
Royal Gold, Inc.	1,654	92,525
RPM International, Inc.	5,422	215,091
RR Donnelley & Sons Co.	3,058	56,481
SBA Communications Corp., Class A(1)	993	92,101
SCANA Corp.	1,844	87,166
Schlumberger, Ltd.	3,941	345,113
Science Applications International Corp.	516	19,097
Scotts Miracle-Gro Co. (The), Class A	3,696	219,505
Seattle Genetics, Inc.(1)	1,072	48,090
Selective Insurance Group, Inc.	1,046	24,602
SemGroup Corp., Class A	520	32,115
Sempra Energy	2,100	194,691
Sherwin-Williams Co. (The)	780	142,943
Sigma-Aldrich Corp.	459	42,673
Signature Bank(1)	738	90,080
Sonoco Products Co.	5,119	211,824
Southern Co. (The)	4,743	195,601
Southwest Airlines Co.	4,689	98,235
Southwest Gas Corp.	640	34,387
Spectra Energy Corp.	9,374	336,995
Sprint Nextel Corp.(1)	10,065	83,238
Standex International Corp.	316	17,974
Stanley Black & Decker, Inc.	840	65,016
Starbucks Corp.	4,452	316,626
Stryker Corp.	348	27,005
Sysco Corp.	4,318	151,475
TAL International Group, Inc.(1)	2,066	88,900
Targa Resources Corp.	496	44,784
Target Corp.	2,918	165,276
Techne Corp.	361	32,804
TECO Energy, Inc.	4,985	81,654
Teekay Corp.	5,279	285,963
Teleflex, Inc.	1,664	155,817
Tesoro Corp.	1,248	64,297
Tetra Tech, Inc.(1)	1,285	37,920
Texas Capital Bancshares, Inc.(1)	504	29,973
Texas Industries, Inc.(1)	575	43,251
Texas Instruments, Inc.	3,580	151,792
Texas Roadhouse, Inc.	1,171	28,397
TFS Financial Corp.(1)	2,168	24,889
Thomson Reuters Corp.	8,932	322,088
Tidewater, Inc.	1,714	88,871
Time Warner Cable, Inc.	1,688	224,960
Time Warner, Inc.	4,914	308,747
TJX Cos., Inc. (The)	3,566	204,546
Towers Watson & Co., Class A	885	103,474

29

Security	Shares	Value
Tredegar Corp.	1,164	$28,856
Trex Co., Inc.(1)	90	6,330
Tyco International, Ltd.	1,241	50,248
Tyler Technologies, Inc.(1)	830	87,523
U.S. Bancorp	7,931	315,099
UGI Corp.	681	29,549
UIL Holdings Corp.	530	20,495
Umpqua Holdings Corp.	1,733	30,431
Union Pacific Corp.	585	101,930
United Bankshares, Inc.	2,103	62,859
United Parcel Service, Inc., Class B	4,764	453,676
United Technologies Corp.	3,777	430,654
UnitedHealth Group, Inc.	4,411	318,827
URS Corp.	529	26,556
Valero Energy Corp.	3,865	197,501
Validus Holdings, Ltd.	2,607	93,643
Valspar Corp. (The)	409	28,745
ValueVision Media, Inc.(1)	12,052	74,361
Vectren Corp.	2,973	108,574
VeriSign, Inc.(1)	298	17,508
Verizon Communications, Inc.	10,261	492,733
Viacom, Inc., Class B	1,713	140,637
Visa, Inc., Class A	1,640	353,305
Vistaprint NV(1)	466	22,778
Vitamin Shoppe, Inc.(1)	274	12,281
W.W. Grainger, Inc.	401	94,026
Wal-Mart Stores, Inc.	5,724	427,468
Walgreen Co.	1,057	60,619
Walt Disney Co. (The)	740	53,731
Washington Federal, Inc.	2,109	46,145
Waste Connections, Inc.	726	29,679
Waste Management, Inc.	12,668	529,269
Watsco, Inc.	560	52,987
WellPoint, Inc.	2,408	207,088
Wells Fargo & Co.	4,270	193,602
Wendy’s Co. (The)	3,955	35,872
Werner Enterprises, Inc.	4,185	109,061
Westamerica Bancorporation	569	28,086
Westar Energy, Inc.	4,246	140,840
Western Alliance Bancorp(1)	1,256	28,160
Western Refining, Inc.	1,219	47,675
WGL Holdings, Inc.	629	23,764
White Mountains Insurance Group, Ltd.	31	17,506
Williams Cos., Inc.	3,398	137,585
Windstream Holdings, Inc.	13,157	98,414
World Fuel Services Corp.	521	22,257
Wynn Resorts, Ltd.	1,157	251,555
Xcel Energy, Inc.	4,907	141,861
Xilinx, Inc.	773	35,883
Yahoo! Inc.(1)	1,629	58,677
Yum! Brands, Inc.	1,830	122,884
Zions Bancorporation	2,563	73,686

		$56,031,716

Total Common Stocks (identified cost $98,059,744)		$114,044,419

30

Equity-Linked Securities (6)(7) — 1.4%

Security	Maturity Date	Shares	Value
India — 1.4%
Adani Enterprises, Ltd.	11/2/16	7,600	$28,956
Adani Ports and Special Economic Zone	11/2/16	14,900	34,940
Apollo Hospitals Enterprises, Ltd.	11/2/16	1,100	16,583
Asian Paints, Ltd.	8/17/16	6,100	45,933
Axis Bank, Ltd.	10/8/14	2,200	39,446
Bajaj Auto, Ltd.	7/29/16	700	21,249
Bank of Baroda	9/29/14	3,100	27,140
Bharat Forge, Ltd.	11/2/16	4,200	23,247
Bharat Heavy Electricals, Ltd.	9/29/14	13,100	36,090
Bharti Airtel, Ltd.	9/29/14	18,500	92,962
Cairn India, Ltd.	9/29/14	5,800	30,015
Cipla, Ltd.	9/29/14	3,100	20,321
Coal India, Ltd.	11/2/16	7,500	29,625
Colgate-Palmolive (India), Ltd.	10/1/14	800	16,600
Divi’s Laboratories, Ltd.	11/2/16	1,200	25,206
DLF, Ltd.	11/2/16	10,600	23,267
Essar Oil, Ltd.	11/2/16	28,700	20,521
Federal Bank, Ltd.	7/29/16	46,162	58,395
GAIL India, Ltd.	4/6/16	4,100	23,452
GlaxoSmithKline Pharmaceuticals, Ltd.	11/3/16	500	23,820
Glenmark Pharmaceuticals, Ltd.	11/2/16	2,000	17,850
Hero Motocorp, Ltd.	10/8/14	700	22,005
Hindalco Industries, Ltd.	6/30/16	19,100	33,425
Hindustan Petroleum Corp., Ltd.	10/13/14	8,500	33,150
Hindustan Unilever, Ltd.	10/1/14	3,800	34,599
Hindustan Zinc, Ltd.	10/13/14	11,300	23,391
IDBI Bank, Ltd.	11/2/16	28,400	25,134
Idea Cellular, Ltd.	11/2/16	16,000	36,640
IFCI, Ltd.	10/13/14	94,100	34,346
Indiabulls Financial Services, Ltd.	11/2/16	9,200	30,314
Indian Oil Corp., Ltd.	4/26/16	5,800	22,736
IndusInd Bank, Ltd.	12/15/14	4,400	26,972
Infrastructure Development Finance Company, Ltd.	10/8/14	23,900	35,611
ITC, Ltd.	9/29/14	9,000	46,710
Jindal Steel and Power, Ltd. JSPL	9/29/14	4,300	17,200
Kotak Mahindra Bank, Ltd.	10/13/14	4,600	48,254
Larsen & Toubro, Ltd.	11/4/14	1,900	29,906
Lupin, Ltd.	11/2/16	2,000	28,160
Mahindra & Mahindra, Ltd.	10/15/14	2,100	29,862
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	16,274
Nestle India, Ltd.	9/8/15	400	32,230
NMDC, Ltd.	11/2/16	14,500	33,567
NTPC, Ltd.	4/26/16	28,500	57,570
Oil and Natural Gas Corp., Ltd.	4/26/16	19,400	85,360
Oil India, Ltd.	11/2/16	3,450	26,117
Power Finance Co.	7/27/15	11,700	25,389
Power Grid Corp. of India, Ltd.	11/16/15	18,700	28,517
Reliance Infrastructure, Ltd.	4/26/16	3,900	23,186
Shriram Transport Finance Co.	9/24/14	3,952	39,441

31

Security	Maturity Date	Shares	Value
Sun Pharmaceutical Industries, Ltd.	4/26/16	6,500	$61,067
Tata Chemicals, Ltd.	6/30/16	5,500	23,045
Tata Consultancy Services, Ltd.	10/13/14	2,900	103,747
Tata Power Co., Ltd.	4/26/16	15,600	18,408
Tata Steel, Ltd.	10/13/14	5,200	29,562
Union Bank of India, Ltd.	7/29/16	9,500	16,435
Wipro, Ltd.	10/13/14	9,193	84,392
Yes Bank, Ltd.	11/2/16	5,100	25,067

Total Equity-Linked Securities (identified cost $2,053,411)			$1,943,407

Rights(1) — 0.0%(2)

Security		Shares	Value
ACS Actividades de Construccion y Servicios SA, Exp. 2/19/14		288	$164
Raiffeisen Bank International AG, Exp. 2/7/14		2,592	0

Total Rights (identified cost $176)			$164

Warrants (1) — 0.0%(2)

Security		Shares	Value
BTS Group Holdings PCL, Exp. 11/1/18, Strike THB 12.00		16,667	$404

Total Warrants (identified cost $0)			$404

Short-Term Investments — 9.0%

U.S. Treasury Obligations — 2.9%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/6/14(8)		$4,000	$3,999,836

Total U.S. Treasury Obligations (identified cost $3,999,459)			$3,999,836

32

Other — 6.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(9)	$8,597	$8,597,385

Total Other (identified cost $8,597,385)		$8,597,385

Total Short-Term Investments (identified cost $12,596,844)		$12,597,221

Total Investments — 91.5% (identified cost $112,710,175)		$128,585,615

Other Assets, Less Liabilities — 8.5%		$11,927,118

Net Assets — 100.0%		$140,512,733

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $354,968 or 0.3% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $1,943,407 or 1.4% of the Portfolio’s net assets.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $4,417.

33

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	54.1%	$76,025,760
Euro	8.1	11,349,558
Hong Kong Dollar	2.9	4,041,971
British Pound Sterling	2.7	3,866,664
Japanese Yen	2.6	3,685,247
New Taiwan Dollar	1.7	2,446,979
South Korean Won	1.7	2,390,582
Swiss Franc	1.5	2,160,518
South African Rand	1.5	2,062,065
Australian Dollar	1.2	1,661,661
Swedish Krona	1.1	1,526,510
Other currency, less than 1% each	12.4	17,368,100

Total Investments	91.5%	$128,585,615

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.6%	$20,536,620
Industrials	9.9	13,887,005
Consumer Discretionary	8.9	12,482,790
Information Technology	8.1	11,439,025
Materials	8.1	11,383,454
Consumer Staples	7.7	10,904,216
Health Care	7.6	10,649,288
Energy	7.1	9,978,257
Utilities	5.5	7,745,242
Telecommunication Services	5.0	6,982,497
Short-Term Investments	9.0	12,597,221

Total Investments	91.5%	$128,585,615

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $3,529,272 or 2.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	111 E-mini MSCI EAFE Index	Short	$(10,118,605)	$(10,088,790)	$29,815
3/14	237 E-mini MSCI Emerging Market Index	Short	(11,708,500)	(10,964,805)	743,695
3/14	593 E-mini Index S&P 500	Short	(52,464,739)	(52,676,191)	(211,452)

					$562,058

34

Total Return Swaps

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$16,687,003	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD-LIBOR-BBA+0.02%	10/31/14	$116
Bank of America	15,437,094	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR-BBA+0.04%	10/31/14	116
Merrill Lynch International	26,613,323	Pays	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15%	2/12/14	(256,152)
Merrill Lynch International	2,249,535	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	2/12/14	(107,691)
Merrill Lynch International	442,259	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	2/12/14	(1,293)
Merrill Lynch International	2,254,932	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	2/12/14	(86,860)
Merrill Lynch International	447,192	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	2/12/14	11,871
Merrill Lynch International	2,169,533	Receives	Excess Return on S&P GSCI 1 Month Forward Gas Oil Index	Pays	0.20	2/12/14	5,796
Merrill Lynch International	2,141,676	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	2/12/14	1,530
Merrill Lynch International	640,106	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	2/12/14	(28,431)
Merrill Lynch International	1,069,614	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	2/12/14	(41,422)
Merrill Lynch International	2,248,840	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	2/12/14	(113,474)
Merrill Lynch International	2,174,591	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	2/12/14	(8,826)
Merrill Lynch International	1,070,170	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	2/12/14	(57,182)

35

Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$640,106	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20%	2/12/14	$(23,762)
Merrill Lynch International	451,532	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	2/12/14	27,139
Merrill Lynch International	1,084,473	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	2/12/14	70,226
Merrill Lynch International	1,082,943	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	2/12/14	14,853
Merrill Lynch International	444,549	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	2/12/14	7,218
Merrill Lynch International	444,539	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	2/12/14	15,724
Merrill Lynch International	1,082,454	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	2/12/14	11,354
Merrill Lynch International	1,074,424	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	2/12/14	(24,151)
Merrill Lynch International	1,077,318	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	2/12/14	23,617
Merrill Lynch International	1,073,560	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	2/12/14	(30,957)
Merrill Lynch International	1,074,855	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Subindex	Pays	0.30	2/12/14	(12,923)
Merrill Lynch International	2,002,747	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Index	Pays	0.35	2/12/14	161,346

							$(442,218)

36

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$350,674	$(793,124)

		$350,674	$(793,124)

Equity Price	Futures Contracts*	$773,510	$(211,452)
	Total Return Swaps	232	—

		$773,742	$(211,452)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$113,415,766

Gross unrealized appreciation	$20,393,025
Gross unrealized depreciation	(5,223,176)

Net unrealized appreciation	$15,169,849

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

37

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$721,740	$19,420,529	$145	$20,142,414
Developed Europe	5,011	20,613,182	—	20,618,193
Developed Middle East	244,617	419,206	—	663,823
Emerging Europe	250,147	5,448,596	—	5,698,743
Latin America	4,145,096	2,327,675	—	6,472,771
Middle East/Africa	—	4,416,759	—	4,416,759
North America	56,031,716	—	—	56,031,716
Total Common Stocks	$61,398,327	$52,645,947 **	$145	$114,044,419
Equity-Linked Securities	$—	$1,943,407	$—	$1,943,407
Rights	164	—	—	164
Warrants	404	—	—	404
Short-Term Investments -
U.S. Treasury Obligations	—	3,999,836	—	3,999,836
Other	—	8,597,385	—	8,597,385
Total Investments	$61,398,895	$67,186,575	$145	$128,585,615
Futures Contracts	$773,510	$—	$—	$773,510
Swap Contracts	—	350,906	—	350,906
Total	$62,172,405	$67,537,481	$145	$129,710,031

Liability Description
Futures Contracts	$(211,452)	$—	$—	$(211,452)
Swap Contracts	—	(793,124)	—	(793,124)
Total	$(211,452)	$(793,124)	$—	$(1,004,576)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2014 is not presented. At January 31, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

38

Eaton Vance

Short Duration Government Income Fund

January 31, 2014 (Unaudited)

Eaton Vance Short Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2014, the Fund owned 88.4% of Short-Term U.S. Government Portfolio’s outstanding interests and 7.6% of Government Obligations Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2014 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Short-Term U.S. Government Portfolio (identified cost, $200,779,661)	$208,210,845	78.7%

Government Obligations Portfolio (identified cost, $58,162,714)	58,074,160	21.9

Total Investments in Affiliated Portfolios (identified cost $258,942,375)	$266,285,005	100.6%

Other Assets, Less Liabilities	$(1,473,544)	(0.6)%

Net Assets	$264,811,461	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2014 and October 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective November 1, 2013, the name of Eaton Vance Short Duration Government Income Fund was changed from Eaton Vance Low Duration Government Income Fund.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Government Obligations Portfolio at January 31, 2014 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 64.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.207%, with various maturities to 2022(1)	$2,703	$2,762,463
2.213%, with various maturities to 2037(1)	1,920	1,982,017
2.235%, with maturity at 2020(1)	411	418,894
2.35%, with maturity at 2035(1)	4,397	4,503,307
2.42%, with maturity at 2023(1)	1,462	1,507,410
2.453%, with maturity at 2036(1)	5,445	5,779,985
2.903%, with maturity at 2035(1)	3,377	3,584,898
2.927%, with maturity at 2034(1)	1,857	1,971,684
2.939%, with maturity at 2022(1)	230	236,272
3.158%, with maturity at 2032(1)	1,240	1,272,731
3.201%, with maturity at 2025(1)	1,240	1,304,273
3.268%, with maturity at 2029(1)	777	789,691
3.86%, with maturity at 2034(1)	779	846,087
4.079%, with maturity at 2037(1)	3,736	4,057,416
4.336%, with maturity at 2030(1)	1,167	1,267,627
4.50%, with various maturities to 2035	4,394	4,707,375
4.706%, with maturity at 2033(1)	4,435	4,886,130
4.887%, with maturity at 2032(1)	723	771,290
5.00%, with various maturities to 2018	2,763	2,919,165
5.50%, with various maturities to 2018	1,508	1,597,099
6.00%, with various maturities to 2035	6,208	6,946,995
6.50%, with various maturities to 2030	1,281	1,380,452
7.00%, with various maturities to 2035	1,348	1,582,558
7.50%, with various maturities to 2017	153	157,911
8.00%, with various maturities to 2025	186	202,386
9.25%, with maturity at 2017	2	1,619

		$57,437,735

Federal National Mortgage Association:
2.033%, with various maturities to 2037(1)	$1,264	$1,305,085
2.186%, with maturity at 2031(1)	4,287	4,379,760
2.207%, with maturity at 2032(1)	2,098	2,174,342
2.213%, with various maturities to 2035(1)	4,417	4,573,924
2.247%, with maturity at 2031(1)	3,389	3,517,924
2.257%, with maturity at 2040(1)	1,386	1,458,100
2.325%, with maturity at 2018(1)	36	36,439
2.436%, with maturity at 2037(1)	4,507	4,685,846
2.531%, with maturity at 2020(1)	656	675,615
2.541%, with maturity at 2029(1)	238	243,053
2.601%, with maturity at 2019(1)	1,305	1,341,536
2.62%, with maturity at 2028(1)	2,880	3,068,227
2.681%, with maturity at 2018(1)	279	287,758
2.741%, with maturity at 2036(1)	422	434,781
2.75%, with maturity at 2018(1)	26	26,102
2.894%, with maturity at 2030(1)	569	585,279
3.079%, with maturity at 2030(1)	2,179	2,253,864
3.161%, with maturity at 2036(1)	1,362	1,402,864
3.18%, with maturity at 2030(1)	1,285	1,356,659

1

Security	Principal Amount (000’s omitted)	Value
3.231%, with maturity at 2034(1)	$3,339	$3,584,302
3.258%, with maturity at 2021(1)	653	675,722
3.558%, with maturity at 2021(1)	995	1,030,727
3.583%, with maturity at 2026(1)	994	1,075,521
3.64%, with maturity at 2021(1)	613	632,744
3.652%, with maturity at 2034(1)	5,242	5,692,019
3.735%, with maturity at 2035(1)	1,980	2,149,790
3.791%, with maturity at 2036(1)	380	401,579
3.962%, with maturity at 2034(1)	3,325	3,611,132
4.024%, with maturity at 2036(1)	2,924	3,174,930
4.038%, with maturity at 2035(1)	1,450	1,574,697
4.104%, with maturity at 2033(1)	1,120	1,232,365
4.313%, with maturity at 2034(1)	905	983,165
4.318%, with maturity at 2035(1)	2,626	2,887,678
4.539%, with maturity at 2034(1)	1,332	1,446,269
4.574%, with maturity at 2029(1)	2,333	2,533,592
4.71%, with maturity at 2034(1)	2,761	3,023,713
5.00%, with various maturities to 2019(2)	4,045	4,285,354
6.00%, with various maturities to 2031	3,095	3,418,827
6.323%, with maturity at 2032(1)	451	499,061
6.50%, with various maturities to 2019	125	134,799
7.00%, with various maturities to 2035	9,740	11,147,447
8.00%, with various maturities to 2034	1,402	1,693,567
9.11%, with maturity at 2018(3)	124	133,534
9.50%, with maturity at 2022	273	312,100

		$91,141,792

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$542	$556,200
2.00%, with maturity at 2026(1)	261	272,325
5.00%, with maturity at 2018	1,432	1,524,052
8.25%, with maturity at 2020	173	198,132
9.00%, with maturity at 2017	149	163,041

		$2,713,750

Total Mortgage Pass-Throughs (identified cost $147,418,474)		$151,293,277

Collateralized Mortgage Obligations — 17.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$4,801	$878,725
Series 1395, Class F, 1.433%, 10/15/22(5)	56	56,455
Series 2135, Class JZ, 6.00%, 3/15/29	2,352	2,596,317
Series 3030, (Interest Only), Class SL, 5.94%, 9/15/35(4)(6)	7,641	1,163,771
Series 3114, (Interest Only), Class TS, 6.49%, 9/15/30(4)(6)	17,687	3,041,072
Series 3339, (Interest Only), Class JI, 6.43%, 7/15/37(4)(6)	6,403	909,611
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	13,292	1,537,523
Series 4109, (Interest Only), Class SA, 6.04%, 9/15/32(4)(6)	6,097	1,316,386
Series 4182, (Interest Only), Class GI, 3.00%, 1/15/43(4)	26,550	3,307,184

		$14,807,044

Federal National Mortgage Association:
Series G93-17, Class FA, 1.158%, 4/25/23(5)	$133	$135,321

2

Security	Principal Amount (000’s omitted)	Value
Series G93-36, Class ZQ, 6.50%, 12/25/23	$590	$659,319
Series G97-4, Class FA, 0.959%, 6/17/27(5)	469	475,984
Series 296, (Interest Only), Class 2, 8.00%, 4/1/24(4)	1,623	336,764
Series 1993-203, Class PL, 6.50%, 10/25/23	590	656,415
Series 1993-250, Class Z, 7.00%, 12/25/23	107	111,079
Series 1994-14, Class F, 2.383%, 10/25/23(5)	654	671,500
Series 2001-4, Class GA, 9.529%, 4/17/25(3)	95	107,581
Series 2004-60, (Interest Only), Class SW, 6.892%, 4/25/34(4)(6)	8,730	1,616,988
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	6,166	1,401,789
Series 2006-65, (Interest Only), Class PS, 7.062%, 7/25/36(4)(6)	5,420	936,067
Series 2007-99, (Interest Only), Class SD, 6.242%, 10/25/37(4)(6)	8,629	1,356,696
Series 2009-48, Class WA, 5.831%, 7/25/39(3)	1,678	1,876,092
Series 2009-62, Class WA, 5.56%, 8/25/39(3)	2,398	2,675,973
Series 2009-93, (Interest Only), Class SC, 5.992%, 11/25/39(4)(6)	15,108	2,513,647
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	8,333	535,892
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)	6,170	1,123,784
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	11,067	883,308
Series 2011-49, Class NT, 6.00%, 6/25/41(6)	1,810	1,934,690
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	6,105	1,218,904
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	14,069	1,388,390
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	17,682	2,171,823

		$24,788,006

Government National Mortgage Association:
Series 2000-30, Class F, 0.709%, 12/16/22(5)	$699	$705,257

		$705,257

Total Collateralized Mortgage Obligations (identified cost $40,808,885)		$40,300,307

U.S. Government Agency Obligations — 10.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
5.75%, 6/12/26	$6,000	$7,312,062

		$7,312,062

United States Agency for International Development - Israel:
0.00%, 3/15/21	$20,000	$16,607,500

		$16,607,500

Total U.S. Government Agency Obligations (identified cost $21,118,091)		$23,919,562

Short-Term Investments — 7.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(7)	$16,482	$16,481,756

Total Short-Term Investments (identified cost $16,481,756)		$16,481,756

Total Investments — 98.5% (identified cost $225,827,206)		$231,994,902

3

Value

Other Assets, Less Liabilities — 1.5%	$3,506,872

Net Assets — 100.0%	$235,501,774

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2014.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2014.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $2,027.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$227,664,850

Gross unrealized appreciation	$8,740,652
Gross unrealized depreciation	(4,410,600)

Net unrealized appreciation	$4,330,052

A summary of open financial instruments at January 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	185 U.S. 10-Year Treasury Note	Short	$(23,257,969)	$(23,263,750)	$(5,781)

					$(5,781)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(447,660)
Deutsche Bank AG	10,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	2,097,600

						$1,649,940

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

4

Written swaptions activity for the fiscal year to date ended January 31, 2014 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$100,000,000	$1,265,000
Swaptions expired	(100,000,000)	(1,265,000)

Outstanding, end of period	$—	$—

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$—	$(5,781)*
Swap contracts	2,097,600	(447,660)

Total	$2,097,600	$(453,441)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$151,293,277	$—	$151,293,277
Collateralized Mortgage Obligations	—	40,300,307	—	40,300,307
U.S. Government Agency Obligations	—	23,919,562	—	23,919,562
Short-Term Investments	—	16,481,756	—	16,481,756
Total Investments	$—	$231,994,902	$—	$231,994,902
Swap Contracts	$—	$2,097,600	$—	$2,097,600
Total	$—	$234,092,502	$—	$234,092,502

Liability Description
Futures Contracts	$(5,781)	$—	$—	$(5,781)
Swap Contracts	—	(447,660)	—	(447,660)
Total	$(5,781)	$(447,660)	$—	$(453,441)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Short Duration High Income Fund

January 31, 2014 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $5,376,094 and the Fund owned 8.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below. The Fund commenced operations on November 1, 2013.

Short Duration High Income Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 93.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.7%
Bombardier, Inc., 4.25%, 1/15/16(1)	$1,000	$1,040,000

		$1,040,000

Automotive & Auto Parts — 2.9%
General Motors Financial Co., Inc., 2.75%, 5/15/16	$175	$177,188
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	1,500	1,597,500

		$1,774,688

Broadcasting — 0.2%
AMC Networks, Inc., 7.75%, 7/15/21	$120	$135,300

		$135,300

Building Materials — 3.1%
Interface, Inc., 7.625%, 12/1/18	$500	$538,750
Interline Brands, Inc., 7.50%, 11/15/18	500	530,625
Interline Brands, Inc., 10.00%, 11/15/18(2)	750	824,063

		$1,893,438

Cable/Satellite TV — 4.0%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$500	$530,625
CSC Holdings, LLC, 7.875%, 2/15/18	500	575,000
DISH DBS Corp., 4.625%, 7/15/17	750	787,500
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	500	541,250

		$2,434,375

Capital Goods — 4.3%
Amsted Industries, Inc., 8.125%, 3/15/18(1)	$1,000	$1,048,750
Case New Holland, Inc., 7.875%, 12/1/17	500	588,125
CNH Capital, LLC, 3.875%, 11/1/15	1,000	1,032,500

		$2,669,375

Chemicals — 0.8%
Ashland, Inc., 3.00%, 3/15/16	$500	$511,875

		$511,875

1

Security	Principal Amount (000’s omitted)	Value
Consumer Products — 1.7%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(1)(2)	$1,000	$1,031,875

		$1,031,875

Containers — 1.0%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	$250	$255,625
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	65	66,788
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	250	265,000

		$587,413

Diversified Financial Services — 17.6%
Air Lease Corp., 4.50%, 1/15/16	$265	$279,575
Air Lease Corp., 5.625%, 4/1/17	750	824,062
Ally Financial, Inc., 0.00%, 6/15/15	2,000	1,925,000
Ally Financial, Inc., 3.50%, 7/18/16	200	206,000
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,602	1,670,085
CIT Group, Inc., 4.75%, 2/15/15(1)	905	934,412
E*TRADE Financial Corp., 6.75%, 6/1/16	1,640	1,791,700
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17(1)	500	501,875
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/19(1)	250	249,688
International Lease Finance Corp., 2.193%, 6/15/16(3)	500	505,000
International Lease Finance Corp., 8.625%, 9/15/15	1,050	1,164,187
International Lease Finance Corp., 8.75%, 3/15/17	200	233,750
SLM Corp., 6.00%, 1/25/17	250	271,888
SLM Corp., 6.25%, 1/25/16	250	269,688

		$10,826,910

Diversified Media — 0.8%
IAC/InterActiveCorp., 4.875%, 11/30/18(1)	$500	$517,500

		$517,500

Energy — 5.1%
Chesapeake Energy Corp., 3.25%, 3/15/16	$1,000	$1,011,250
Chesapeake Energy Corp., 9.50%, 2/15/15	500	541,250
Frontier Oil Corp., 6.875%, 11/15/18	500	537,500
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,052,500

		$3,142,500

Entertainment/Film — 1.0%
Regal Entertainment Group, 9.125%, 8/15/18	$581	$630,385

		$630,385

Food/Beverage/Tobacco — 4.0%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,000	$1,138,750

2

Security	Principal Amount (000’s omitted)	Value
Michael Foods Group, Inc., 9.75%, 7/15/18	$750	$810,937
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	500	525,000

		$2,474,687

Gaming — 4.3%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18(1)	$1,000	$1,027,500
MGM Resorts International, 6.625%, 7/15/15	500	536,250
MGM Resorts International, 6.875%, 4/1/16	500	551,875
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	500	557,500

		$2,673,125

Health Care — 7.3%
Alere, Inc., 8.625%, 10/1/18	$500	$540,000
HCA, Inc., 6.50%, 2/15/16	1,250	1,362,500
MPH Intermediate Holding Co. 2, 8.375%, 8/1/18(1)(2)	310	320,462
ResCare, Inc., 10.75%, 1/15/19	1,500	1,676,250
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500	550,625

		$4,449,837

Homebuilders/Real Estate — 0.8%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$257,500
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	253,125

		$510,625

Leisure — 0.9%
Royal Caribbean Cruises, 7.25%, 6/15/16	$500	$561,250

		$561,250

Metals/Mining — 1.7%
FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15(1)	$772	$803,884
Novelis, Inc., 8.375%, 12/15/17	250	267,187

		$1,071,071

Paper — 1.7%
Cascades, Inc., 7.75%, 12/15/17	$1,000	$1,043,438

		$1,043,438

Restaurants — 1.4%
NPC International, Inc., 10.50%, 1/15/20	$750	$866,250

		$866,250

Services — 4.3%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 2.988%, 12/1/17(1)(3)	$250	$252,187

3

Security	Principal Amount (000’s omitted)	Value
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	$30	$31,088
Laureate Education, Inc., 9.25%, 9/1/19(1)	500	540,000
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	165	177,375
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	1,000	1,088,750
United Rentals North America, Inc., 9.25%, 12/15/19	500	552,500

		$2,641,900

Super Retail — 7.4%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$115	$121,037
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	1,750	1,844,080
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	190	195,700
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	1,295	1,327,375
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,077,500

		$4,565,692

Technology — 3.6%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$501,250
Avaya, Inc., 10.125%, 11/1/15	465	465,000
Ceridian Corp., 11.25%, 11/15/15	250	252,500
NXP BV/NXP Funding, LLC, 3.50%, 9/15/16(1)	1,000	1,020,000

		$2,238,750

Telecommunications — 10.0%
Digicel Group, Ltd., 10.50%, 4/15/18(1)	$1,000	$1,068,000
Digicel, Ltd., 8.25%, 9/1/17(1)	750	781,500
Intelsat Luxembourg SA, 6.75%, 6/1/18(1)	1,000	1,067,500
iPCS, Inc., 3.488%, 5/1/14(2)(3)	1,000	1,001,250
Level 3 Communications, Inc., 11.875%, 2/1/19	250	288,750
Sprint Communications, Inc., 6.00%, 12/1/16	250	271,250
T-Mobile USA, Inc., 5.25%, 9/1/18(1)	275	291,156
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,041,250
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(2)	366	378,671

		$6,189,327

Textiles/Apparel — 0.3%
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	$164	$178,760

		$178,760

Utilities — 2.0%
AES Corp. (The), 9.75%, 4/15/16	$1,040	$1,227,200

		$1,227,200

Total Corporate Bonds & Notes (identified cost $57,227,820)		$57,887,546

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.4%
Hologic, Inc., 0.00%, 12/15/43	$250	$264,219

		$264,219

Total Convertible Bonds (identified cost $263,705)		$264,219

4

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.453%, 11/5/30(1)(4)	$120	$122,972

		$122,972

Total Commercial Mortgage-Backed Securities (identified cost $120,535)		$122,972

Senior Floating-Rate Interests — 5.7%(5)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Services — 1.6%
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	$997	$994,964

		$994,964

Technology — 1.6%
First Data Corporation, Term Loan, 3.66%, Maturing 3/24/17	$1,000	$1,004,625

		$1,004,625

Telecommunications — 2.5%
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	$1,500	$1,547,813

		$1,547,813

Total Senior Floating-Rate Interests (identified cost $3,585,786)		$3,547,402

Total Investments — 100.2% (identified cost $61,197,846)		$61,822,139

Other Assets, Less Liabilities — (0.2)%		$(140,399)

Net Assets — 100.0%		$61,681,740

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $23,213,140 or 37.6% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

5

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(5)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,183,279

Gross unrealized appreciation	$878,293
Gross unrealized depreciation	(239,433)

Net unrealized appreciation	$638,860

The Portfolio did not have any open financial instruments at January 31, 2014.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$57,887,546	$—	$57,887,546
Convertible Bonds	—	264,219	—	264,219
Commercial Mortgage-Backed Securities	—	122,972	—	122,972
Senior Floating-Rate Interests	—	3,547,402	—	3,547,402
Total Investments	$—	$61,822,139	$—	$61,822,139

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Short Duration Strategic Income Fund

January 31, 2014 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2014, the Fund owned 0.1% of Bond Portfolio’s outstanding interests, 9.5% of Boston Income Portfolio’s outstanding interests, 80.4% of Currency Income Advantage Portfolio’s outstanding interests, 3.6% of Emerging Markets Local Income Portfolio’s outstanding interests, 0.6% of Floating Rate Portfolio’s outstanding interests, 23.6% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 83.7% of Global Macro Capital Opportunities Portfolio’s outstanding interests, 3.7% of Global Macro Portfolio’s outstanding interests, 83.7% of Global Opportunities Portfolio’s outstanding interests, 12.3% of High Income Opportunities Portfolio’s outstanding interests, 10.3% of International Income Portfolio’s outstanding interests, 2.5% of Senior Debt Portfolio’s outstanding interests and 77.1% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2014 is set forth below.

Investments in Affiliated Portfolios

Description	Value	% of Net Assets
Bond Portfolio (identified cost, $0)	$15,944	0.0	%(1)

Boston Income Portfolio (identified cost, $469,228,841)	499,906,742	24.2

Currency Income Advantage Portfolio (identified cost, $42,451,568)	41,680,224	2.0

Emerging Markets Local Income Portfolio (identified cost, $14,119,459)	15,317,471	0.7

Floating Rate Portfolio (identified cost, $80,768,010)	102,696,639	5.0

Global Macro Absolute Return Advantage Portfolio (identified cost, $382,252,229)	377,938,909	18.3

Global Macro Capital Opportunities Portfolio (identified cost, $41,789,125)	40,409,112	2.0

Global Macro Portfolio (identified cost, $169,345,004)	199,986,854	9.7

Global Opportunities Portfolio (identified cost, $350,071,362)	342,362,237	16.6

High Income Opportunities Portfolio (identified cost, $111,283,014)	126,406,249	6.1

International Income Portfolio (identified cost, $86,341,169)	84,038,643	4.1

Senior Debt Portfolio (identified cost, $193,793,739)	195,899,138	9.5

Short Duration High Income Portfolio (identified cost, $46,991,024)	47,532,761	2.3

Total Investments in Affiliated Portfolios (identified cost $1,988,434,544)	$2,074,190,923	100.5%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/3/14	$392,048	$392,048	0.0	%(1)

Total Short-Term Investments (identified cost $392,048)(2)		$392,048	0.0	%(1)

Total Investments (identified cost $1,988,826,592)		$2,074,582,971	100.5%

Other Assets, Less Liabilities		$(9,707,191)	(0.5)%

Net Assets		$2,064,875,780	100.0%

(1)	Amount is less than 0.05%.

(2)	Cost for federal income taxes is the same.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,074,190,923	$—	$—	$2,074,190,923
Short-Term Investments	—	392,048	—	392,048
Total Investments	$2,074,190,923	$392,048	$—	$2,074,582,971

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

1

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2014 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2014, the Fund owned 1.4% of Tax-Managed Growth Portfolio’s outstanding interests, 15.9% of Tax-Managed Value Portfolio’s outstanding interests, 61.8% of Tax-Managed International Equity Portfolio’s outstanding interests, 42.0% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 27.8% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 45.6% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2014 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Tax-Managed Growth Portfolio (identified cost, $81,954,378)	$122,157,757	28.5%

Tax-Managed Value Portfolio (identified cost, $79,739,226)	114,280,285	26.6

Tax-Managed International Equity Portfolio (identified cost, $59,744,859)	70,049,269	16.3

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $33,120,395)	45,327,547	10.6

Tax-Managed Small-Cap Portfolio (identified cost, $31,785,557)	40,763,873	9.5

Tax-Managed Small-Cap Value Portfolio (identified cost, $24,094,384)	36,839,330	8.6

Total Investments in Affiliated Portfolios (identified cost, $310,438,799)	$429,418,061	100.1%

Other Assets, Less Liabilities	$(562,385)	(0.1)%

Net Assets	$428,855,676	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2014 and October 31, 2013, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Parametric Tax-Managed International Equity Fund

January 31, 2014 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $43,268,466 and the Fund owned 38.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Australia — 5.6%
AGL Energy, Ltd.	19,720	$262,431
Amcor, Ltd.	81,068	760,443
APA Group	9,919	51,971
Australia and New Zealand Banking Group, Ltd.	12,365	325,697
BHP Billiton, Ltd.	9,814	313,413
Caltex Australia, Ltd.	2,834	47,986
CFS Retail Property Trust Group	26,240	44,506
Coca-Cola Amatil, Ltd.	4,616	47,199
Commonwealth Bank of Australia	8,579	557,004
Computershare, Ltd.	6,596	64,442
Crown, Ltd.	5,308	77,469
CSL, Ltd.	5,507	338,966
Federation Centres	22,983	45,599
Flight Centre, Ltd.	1,174	48,653
Fortescue Metals Group, Ltd.	15,408	71,469
GPT Group	20,014	63,246
Harvey Norman Holdings, Ltd.	44,634	116,917
James Hardie Industries PLC CDI	5,348	60,447
Leighton Holdings, Ltd.	4,691	67,420
Metcash, Ltd.	15,823	41,755
National Australia Bank, Ltd.	10,650	309,612
Orica, Ltd.	14,293	294,211
Origin Energy, Ltd.	22,838	279,097
Orora, Ltd.(1)	81,068	90,812
Qantas Airways, Ltd.(1)	55,697	53,332
Rio Tinto, Ltd.	5,375	305,419
Seek, Ltd.	4,745	51,507
Tabcorp Holdings, Ltd.	17,246	52,102
Tatts Group, Ltd.	20,688	54,080
Telstra Corp., Ltd.	131,338	591,127
Toll Holdings, Ltd.	9,095	44,417
Transurban Group	16,374	98,934
Wesfarmers, Ltd.	1,468	53,863
Westfield Retail Trust	17,493	46,216
Westpac Banking Corp.	3,483	93,872
Woodside Petroleum, Ltd.	5,370	175,625
Woolworths, Ltd.	10,893	324,753

		$6,326,012

Austria — 1.0%
Andritz AG	832	$45,653
OMV AG	14,433	624,486
Raiffeisen Bank International AG	8,706	333,824
Verbund AG	5,540	116,706

		$1,120,669

Belgium — 3.6%
Ageas NV SA	1,164	$49,949
Anheuser-Busch InBev NV	13,471	1,291,097
Belgacom SA	13,840	395,081
Colruyt SA	7,459	423,138
Delhaize Group SA	915	58,769
Groupe Bruxelles Lambert SA	7,005	631,976
KBC Groep NV	1,451	85,580
Solvay SA	2,273	317,360

1

Security	Shares	Value
Telenet Group Holding NV	3,141	$186,576
UCB SA	5,498	388,762
Umicore SA	5,226	223,460

		$4,051,748

Denmark — 4.5%
A.P. Moller-Maersk A/S, Class A	21	$224,790
A.P. Moller-Maersk A/S, Class B	30	335,212
Coloplast A/S, Class B	14,477	1,087,519
Danske Bank A/S(1)	3,080	69,661
DSV A/S	13,873	445,426
Novo Nordisk A/S, Class B	41,865	1,658,422
Novozymes A/S, Class B	18,246	788,464
TDC A/S	14,081	132,473
Tryg A/S	2,372	226,513
William Demant Holding A/S(1)	1,810	166,567

		$5,135,047

Finland — 3.3%
Elisa Oyj	13,791	$353,527
Fortum Oyj	8,270	177,726
Kesko Oyj, Class B	2,175	80,155
Kone Oyj, Class B	22,222	901,786
Metso Oyj	3,262	101,826
Neste Oil Oyj	11,956	213,419
Nokia Oyj (1)	70,780	489,855
Nokian Renkaat Oyj	1,317	55,410
Orion Oyj, Class B	7,962	207,811
Sampo Oyj	11,184	518,578
Stora Enso Oyj	18,840	175,839
UPM-Kymmene Oyj	3,364	51,525
Valmet Corp.(1)	3,262	27,519
Wartsila Oyj	6,606	357,728

		$3,712,704

France — 6.4%
ADP	1,564	$176,459
Air Liquide SA	7,276	913,133
AXA SA	2,207	57,892
BNP Paribas SA	683	52,731
Carrefour SA	4,469	153,565
CGG SA(1)	3,608	53,595
Christian Dior SA	768	140,389
CNP Assurances	2,759	53,982
Compagnie Generale des Etablissements Michelin, Class B	289	30,400
Credit Agricole SA(1)	6,298	84,508
Dassault Systemes SA	1,969	233,510
EDF SA	2,363	80,216
Essilor International SA	2,064	207,120
Eutelsat Communications SA	3,731	113,204
GDF Suez	14,024	309,558
Groupe FNAC SA(1)	53	1,645
Iliad SA	316	72,292
Imerys SA	879	71,473
JCDecaux SA	1,986	84,692
Kering SA	430	85,759
L’Oreal SA	1,643	269,738
Lagardere SCA	1,361	48,043
LVMH Moet Hennessy Louis Vuitton SA	5,415	963,295
Natixis	15,283	89,652
Orange SA	5,618	69,546
Pernod-Ricard SA	5,008	537,813
Renault SA	6,033	524,081
Safran SA	4,673	332,092

2

Security	Shares	Value
Sanofi	4,274	$417,830
SES SA	2,704	86,836
Societe BIC SA	1,535	176,640
Societe Generale	1,376	77,744
Sodexo	2,236	220,209
Suez Environnement Co. SA	3,678	65,875
Total SA	5,116	291,876
Unibail-Rodamco SE	268	64,500
Vallourec SA	845	42,187
Veolia Environnement	2,686	42,112

		$7,296,192

Germany — 7.0%
Adidas AG	2,106	$234,801
BASF SE	1,621	173,304
Bayerische Motoren Werke AG	5,009	543,744
Beiersdorf AG	1,184	117,025
Celesio AG	1,831	60,316
Commerzbank AG(1)	8,618	145,885
Continental AG	655	140,573
Daimler AG	3,024	252,582
Deutsche Boerse AG	642	49,301
Deutsche Lufthansa AG(1)	3,987	94,707
Deutsche Post AG	10,201	352,320
Deutsche Telekom AG	13,301	215,066
E.ON AG	2,645	47,873
Fraport AG	937	69,143
Fresenius Medical Care AG & Co. KGaA	705	49,682
Hannover Rueckversicherung AG	1,152	91,388
HeidelbergCement AG	633	46,981
Henkel AG & Co. KGaA	6,387	620,700
Hochtief AG	629	50,069
Linde AG	7,160	1,353,008
Muenchener Rueckversicherungs-Gesellschaft AG	256	52,757
Osram Licht AG(1)	7,536	440,438
Porsche Automobil Holding SE, PFC Shares	819	79,902
ProSiebenSat.1 Media AG	1,725	77,274
RWE AG	1,503	55,458
RWE AG, PFC Shares	1,456	45,125
Salzgitter AG	1,112	49,053
SAP AG	18,965	1,451,005
Siemens AG	1,047	132,460
ThyssenKrupp AG(1)	2,906	74,625
United Internet AG	11,282	492,756
Volkswagen AG	484	117,203
Volkswagen AG, PFC Shares	557	140,570

		$7,917,094

Hong Kong — 5.0%
AAC Technologies Holdings, Inc.	11,500	$49,271
ASM Pacific Technology, Ltd.	5,100	47,759
Bank of East Asia, Ltd.	62,800	238,621
BOC Hong Kong (Holdings), Ltd.	116,500	354,823
Cathay Pacific Airways, Ltd.	120,000	249,647
Cheung Kong Infrastructure Holdings, Ltd.	50,000	293,678
CLP Holdings, Ltd.	41,000	310,122
Galaxy Entertainment Group, Ltd.(1)	100,000	977,458
Hang Seng Bank, Ltd.	51,700	815,614
HKT Trust and HKT, Ltd.	83,000	79,344
Hong Kong & China Gas Co., Ltd.	252,340	519,487
Hopewell Holdings, Ltd.	51,500	177,776

3

Security	Shares	Value
Li & Fung, Ltd.	56,000	$77,816
Link REIT (The)	22,500	101,883
MGM China Holdings, Ltd.	14,000	54,783
MTR Corp., Ltd.	75,000	265,253
Orient Overseas (International), Ltd.	9,000	37,487
Power Assets Holdings, Ltd.	76,500	573,639
Sands China, Ltd.	7,600	58,460
SJM Holdings, Ltd.	16,000	49,491
Wheelock & Co., Ltd.	10,000	40,558
Wing Hang Bank, Ltd.	14,500	207,811
Wynn Macau, Ltd.	12,800	54,283

		$5,635,064

Ireland — 1.2%
CRH PLC	17,461	$448,860
Kerry Group PLC, Class A	12,840	863,624

		$1,312,484

Israel — 2.2%
Bank Hapoalim B.M.	75,290	$390,961
Bank Leumi Le-Israel B.M.(1)	89,574	340,259
Bezeq Israeli Telecommunication Corp., Ltd.	144,376	220,018
Delek Group, Ltd.	342	122,020
Israel Chemicals, Ltd.	15,194	124,206
Israel Corp., Ltd.(1)	179	89,986
Mizrahi Tefahot Bank, Ltd.	15,499	188,760
NICE Systems, Ltd.	6,472	253,803
Teva Pharmaceutical Industries, Ltd. ADR	16,947	756,345

		$2,486,358

Italy — 4.2%
Atlantia SpA	14,359	$326,601
Autogrill SpA(1)	7,979	73,054
Enel Green Power SpA	133,159	335,607
Enel SpA	21,568	98,161
ENI SpA	58,024	1,317,646
Fiat SpA(1)	5,795	57,639
Finmeccanica SpA(1)	17,382	152,312
Luxottica Group SpA	10,902	577,722
Pirelli & C. SpA	3,852	61,952
Snam Rete Gas SpA	128,366	703,697
Telecom Italia SpA	64,684	71,832
Telecom Italia SpA, PFC Shares	365,898	308,207
Tenaris SA	5,930	132,286
Terna Rete Elettrica Nazionale SpA	113,704	551,271
UniCredit SpA	6,750	50,524

		$4,818,511

Japan — 12.4%
ABC-Mart, Inc.	1,400	$60,533
Air Water, Inc.	4,000	58,947
Aisin Seiki Co., Ltd.	1,700	62,595
All Nippon Airways Co., Ltd.	51,000	108,086
Amada Co., Ltd.	7,000	56,636
Asahi Kasei Corp.	7,000	52,969
Bank of Kyoto, Ltd. (The)	17,000	135,415
Bank of Yokohama, Ltd. (The)	28,000	140,747
Bridgestone Corp.	1,000	35,902
Brother Industries, Ltd.	4,400	55,325
Calbee, Inc.	1,800	41,531
Canon, Inc.	1,500	43,816
Chiba Bank, Ltd. (The)	16,000	101,250
Chugai Pharmaceutical Co., Ltd.	9,800	222,311

4

Security	Shares	Value
Chugoku Bank, Ltd. (The)	15,000	$184,640
Citizen Holdings Co., Ltd.	7,100	55,291
Coca-Cola West Co., Ltd.	2,800	54,868
Dai Nippon Printing Co., Ltd.	5,000	49,355
Daicel Chemical Industries, Ltd.	6,000	48,113
Daihatsu Motor Co., Ltd.	18,000	280,728
Denso Corp.	1,000	51,429
Electric Power Development Co., Ltd.	1,800	53,328
Fuji Electric Co., Ltd.	14,000	60,650
Fuji Heavy Industries, Ltd.	4,000	109,046
FUJIFILM Holdings Corp.	2,200	64,112
Gunma Bank, Ltd. (The)	39,000	206,387
Hachijuni Bank, Ltd. (The)	30,000	165,657
Hamamatsu Photonics K.K.	3,800	159,418
Hino Motors, Ltd.	5,000	72,759
Hirose Electric Co., Ltd.	300	42,012
Hiroshima Bank, Ltd. (The)	36,000	145,385
Hitachi Chemical Co., Ltd.	3,400	48,752
Hitachi Construction Machinery Co., Ltd.	3,500	66,859
Hitachi, Ltd.	8,000	60,987
Hoya Corp.	2,400	66,321
Ibiden Co., Ltd.	3,200	58,651
IHI Corp.	14,000	63,484
Isetan Mitsukoshi Holdings, Ltd.	5,100	64,516
Isuzu Motors, Ltd.	10,000	59,198
ITOCHU Techno-Solutions Corp.	1,500	61,764
Iyo Bank, Ltd. (The)	18,000	168,268
Japan Airlines Co., Ltd.	5,500	275,295
Japan Tobacco, Inc.	4,200	129,652
JFE Holdings, Inc.	3,100	64,240
Joyo Bank, Ltd. (The)	12,000	56,801
JSR Corp.	3,500	62,323
JTEKT Corp.	5,800	85,394
JX Holdings, Inc.	9,900	47,725
Kamigumi Co., Ltd.	19,000	170,176
Kaneka Corp.	8,000	49,477
Kansai Paint Co., Ltd.	18,000	243,136
Kao Corp.	4,900	155,339
Kawasaki Heavy Industries, Ltd.	22,000	95,145
KDDI Corp.	3,600	198,224
Keikyu Corp.	8,000	63,146
Keio Corp.	24,000	153,803
Keyence Corp.	500	205,306
Kikkoman Corp.	3,000	53,272
Kinden Corp.	5,000	48,762
Kintetsu Corp.	24,000	82,517
Kirin Holdings Co., Ltd.	6,000	81,598
Koito Manufacturing Co., Ltd.	3,000	61,041
Komatsu, Ltd.	1,500	31,663
Konami Corp.	2,100	49,912
Kubota Corp.	4,000	61,565
Kuraray Co., Ltd.	4,500	50,449
Kyowa Hakko Kirin Co., Ltd.	12,000	121,577
M3, Inc.	18	52,785
Makita Corp.	1,500	78,042
Mazda Motor Corp.(1)	12,000	57,554
Medipal Holdings Corp.	4,100	59,871
MEIJI Holdings Co., Ltd.	1,000	62,405
Miraca Holdings, Inc.	1,300	61,433
Mitsubishi Electric Corp.	9,000	101,657

5

Security	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	11,000	$77,258
Mitsubishi Logistics Corp.	4,000	55,898
Mitsubishi Materials Corp.	20,000	67,141
Mitsubishi Tanabe Pharma Corp.	6,100	89,565
Mitsui Chemicals, Inc.	21,000	50,129
Mitsui O.S.K. Lines, Ltd.	19,000	77,881
MS&AD Insurance Group Holdings, Inc.	2,200	50,972
Murata Manufacturing Co., Ltd.	1,200	111,424
NGK Spark Plug Co., Ltd.	11,000	253,765
NHK Spring Co., Ltd.	5,300	54,176
Nintendo Co., Ltd.	400	45,878
Nippon Electric Glass Co., Ltd.	10,000	45,031
Nippon Meat Packers, Inc.	3,000	51,085
Nippon Yusen KK	14,000	43,324
Nishi-Nippon City Bank, Ltd. (The)	47,000	118,490
Nisshin Seifun Group, Inc.	5,000	49,694
Nissin Foods Holdings Co., Ltd.	1,200	51,947
Nitori Holdings Co., Ltd.	1,200	116,540
Nitto Denko Corp.	2,000	88,927
NOK Corp.	3,200	51,554
NSK, Ltd.	9,000	100,913
NTT DoCoMo, Inc.	27,900	446,701
Odakyu Electric Railway Co., Ltd.	12,000	105,252
OMRON Corp.	2,900	114,659
Ono Pharmaceutical Co., Ltd.	3,200	278,104
Oracle Corp. Japan	2,800	111,200
Osaka Gas Co., Ltd.	15,000	60,580
Panasonic Corp.	5,200	58,935
Rakuten, Inc.	9,100	148,900
Ricoh Co., Ltd.	4,000	42,033
Rinnai Corp.	2,000	155,610
ROHM Co., Ltd.	1,200	59,802
Sankyo Co., Ltd.	1,400	66,224
Santen Pharmaceutical Co., Ltd.	2,200	92,156
Seven Bank, Ltd.	7,400	28,206
Shikoku Electric Power Co., Inc.(1)	2,900	41,849
Shin-Etsu Chemical Co., Ltd.	1,900	105,193
Shinsei Bank, Ltd.	23,000	46,495
Shiseido Co., Ltd.	3,700	58,500
Shizuoka Bank, Ltd. (The)	26,000	258,234
SMC Corp.	200	50,091
SoftBank Corp.	2,700	195,471
Sony Corp.	2,800	43,868
Stanley Electric Co., Ltd.	2,200	49,701
Sumco Corp.	6,100	46,668
Sumitomo Chemical Co., Ltd.	21,000	85,076
Sumitomo Electric Industries, Ltd.	3,700	58,112
Sumitomo Metal Mining Co., Ltd.	5,000	64,693
Sumitomo Mitsui Trust Holding, Inc.	11,000	52,185
Suntory Beverage & Food, Ltd.	1,700	55,485
Suruga Bank, Ltd.	10,000	168,881
Suzuken Co., Ltd.	5,000	172,815
Suzuki Motor Corp.	2,100	54,436
Sysmex Corp.	2,600	143,105
Taiyo Nippon Sanso Corp.	8,000	55,350
Terumo Corp.	1,000	46,437
THK Co., Ltd.	2,500	54,191
Toho Gas Co., Ltd.	22,000	101,615
Tokyo Electric Power Co., Inc.(1)	12,500	56,729

6

Security	Shares	Value
Tokyo Electron, Ltd.	900	$46,922
Tokyo Gas Co., Ltd.	22,000	109,105
TonenGeneral Sekiyu K.K.	23,000	200,440
TOTO, Ltd.	3,000	47,451
Toyo Seikan Kaisha, Ltd.	2,500	44,345
Toyo Suisan Kaisha, Ltd.	1,000	31,512
Toyoda Gosei Co., Ltd.	2,000	42,062
Toyota Boshoku Corp.	4,100	46,691
Toyota Industries Corp.	1,100	50,261
Toyota Motor Corp.	2,700	154,493
Tsumura & Co.	1,700	41,922
Unicharm Corp.	5,000	271,647
USS Co., Ltd.	10,400	142,081
Yakult Honsha Co., Ltd.	1,500	73,209
Yamaha Corp.	3,400	49,846
Yamaha Motor Co., Ltd.	6,600	87,178
Yamato Holdings Co., Ltd.	3,200	66,994
Yaskawa Electric Corp.	4,000	54,384
Yokogawa Electric Corp.	5,100	78,993
Yokohama Rubber Co., Ltd. (The)	5,000	44,525

		$14,038,521

Netherlands — 4.6%
Aegon NV	9,795	$85,379
Akzo Nobel NV	8,949	643,630
ASML Holding NV	14,163	1,198,506
Delta Lloyd NV	3,195	82,082
European Aeronautic Defence and Space Co. NV	3,366	238,465
Gemalto NV	562	63,342
Heineken Holding NV	4,039	232,608
Heineken NV	7,054	429,770
ING Groep NV(1)	6,256	82,623
Koninklijke Ahold NV	46,093	767,230
Koninklijke DSM NV	9,532	630,968
Koninklijke KPN NV(1)	16,902	63,242
Koninklijke Vopak NV	1,918	105,414
QIAGEN NV(1)	13,623	298,801
Randstad Holding NV	887	56,251
Reed Elsevier NV	11,930	246,039
STMicroelectronics NV	5,561	45,645

		$5,269,995

New Zealand — 0.5%
Auckland International Airport, Ltd.	79,283	$233,687
Contact Energy, Ltd.	23,324	97,187
Fletcher Building, Ltd.	17,648	129,274
Telecom Corporation of New Zealand, Ltd.	52,744	100,026

		$560,174

Norway — 2.7%
Aker Solutions ASA	18,065	$277,457
Gjensidige Forsikring ASA	6,519	125,298
Norsk Hydro ASA	58,621	266,693
Orkla ASA	20,563	160,074
Seadrill, Ltd.	8,001	287,431
Statoil ASA	35,612	844,028
Subsea 7 SA	10,099	174,045
Telenor ASA	42,114	876,128
Yara International ASA	1,858	76,731

		$3,087,885

7

Security	Shares	Value
Portugal — 0.6%
Banco Espirito Santo SA(1)	39,242	$59,527
EDP-Energias de Portugal SA	73,323	275,271
Galp Energia SGPS SA, Class B	7,743	119,709
Jeronimo Martins SGPS SA	9,657	165,105
Portugal Telecom SGPS SA	20,164	88,631

		$708,243

Singapore — 3.8%
Ascendas Real Estate Investment Trust	60,000	$99,679
CapitaMall Trust	33,000	48,160
ComfortDelGro Corp., Ltd.	45,000	68,008
DBS Group Holdings, Ltd.	90,300	1,166,176
Jardine Cycle & Carriage, Ltd.	2,000	54,620
Noble Group, Ltd.	98,000	72,716
Olam International, Ltd.	66,000	76,382
Oversea-Chinese Banking Corp., Ltd.	102,000	741,118
Singapore Airlines, Ltd.	37,000	277,690
Singapore Press Holdings, Ltd.	33,000	103,253
Singapore Technologies Engineering, Ltd.	38,000	112,548
Singapore Telecommunications, Ltd.	209,000	576,593
StarHub, Ltd.	33,000	110,291
United Overseas Bank, Ltd.	33,000	516,014
UOL Group, Ltd.	51,000	233,572
Yangzijiang Shipbuilding Holdings, Ltd.	83,000	74,708

		$4,331,528

Spain — 4.7%
Abertis Infraestructuras SA	14,497	$323,502
Acciona SA	828	54,864
Acerinox SA	8,757	113,706
ACS Actividades de Construccion y Servicios SA	3,559	124,916
Amadeus IT Holding SA, Class A	12,461	492,931
CaixaBank SA	50,803	311,358
Distribuidora Internacional de Alimentacion SA	10,918	89,716
Enagas	17,193	469,987
Ferrovial SA	28,385	544,646
Grifols SA	5,094	263,799
Iberdrola SA	18,069	111,263
Indra Sistemas SA	7,412	131,226
Industria de Diseno Textil SA	4,511	671,842
International Consolidated Airlines Group SA(1)	17,117	117,105
Red Electrica Corp. SA	5,529	386,681
Repsol SA	14,951	349,433
Telefonica SA	40,287	620,475
Zardoya Otis SA	6,587	110,530

		$5,287,980

Sweden — 5.2%
Atlas Copco AB, Class A	1,766	$47,851
Elekta AB, Class B	3,308	48,157
Getinge AB, Class B	3,273	112,372
Hennes & Mauritz AB, Class B	18,506	795,748
Holmen AB, Class B	6,671	230,280
Investor AB, Class B	14,100	455,857
Lundin Petroleum AB(1)	2,108	36,460
Millicom International Cellular SA SDR	2,789	271,069
Nordea Bank AB	68,825	918,401
Scania AB, Class B	5,767	117,828
Skandinaviska Enskilda Banken AB, Class A	37,448	482,505
Skanska AB, Class B	17,255	339,724

8

Security	Shares	Value
SKF AB, Class B	5,595	$148,069
Svenska Cellulosa AB, Class B	3,122	88,775
Swedbank AB, Class A	17,314	451,802
Tele2 AB, Class B	17,326	190,535
Telefonaktiebolaget LM Ericsson, Class B	11,670	142,897
TeliaSonera AB	135,801	1,005,750

		$5,884,080

Switzerland — 7.3%
Actelion, Ltd.(1)	5,582	$524,088
Adecco SA(1)	4,988	391,790
ARYZTA AG(1)	788	61,921
Baloise Holding AG	1,367	163,293
Compagnie Financiere Richemont SA, Class A	679	62,811
Credit Suisse Group AG(1)	2,430	73,218
Geberit AG	236	68,412
Givaudan SA(1)	157	232,159
Lonza Group AG(1)	774	77,637
Nestle SA	21,922	1,588,716
Novartis AG	13,636	1,077,801
Roche Holding AG PC	3,945	1,082,372
Schindler Holding AG	2,365	347,199
Sonova Holding AG(1)	2,558	351,313
Sulzer AG	795	119,707
Swatch Group, Ltd. (The)	458	46,900
Swatch Group, Ltd. (The), Bearer Shares	638	379,179
Swiss Life Holding AG(1)	399	85,876
Swiss Reinsurance Co., Ltd.	7,299	629,911
Swisscom AG	1,047	575,137
Transocean, Ltd.	1,218	52,981
Zurich Insurance Group AG(1)	830	240,651

		$8,233,072

United Kingdom — 13.1%
Aberdeen Asset Management PLC	14,295	$91,688
Anglo American PLC	9,686	228,386
Associated British Foods PLC	8,893	396,313
AstraZeneca PLC	6,335	401,728
Aviva PLC	83,894	613,721
BAE Systems PLC	30,618	216,006
Barclays PLC	129,770	579,325
BHP Billiton PLC	4,062	119,579
BP PLC	105,443	826,362
Bunzl PLC	2,862	65,196
Burberry Group PLC	18,459	438,276
Capita PLC	9,433	152,206
Centrica PLC	140,577	717,934
Cobham PLC	38,227	184,442
Coca-Cola HBC AG(1)	8,092	214,334
Compass Group PLC	7,989	119,398
Croda International PLC	1,406	55,618
Diageo PLC	27,272	808,783
easyJet PLC	2,461	66,471
Experian PLC	4,935	84,238
GKN PLC	13,143	85,034
GlaxoSmithKline PLC	3,480	89,450
HSBC Holdings PLC	40,207	412,594
Kingfisher PLC	10,578	64,137
Lloyds Banking Group PLC(1)	451,225	615,354
Marks & Spencer Group PLC	23,568	182,124
Melrose Industries PLC	45,525	231,231

9

Security	Shares	Value
National Grid PLC	9,123	$118,093
Next PLC	1,363	139,799
Old Mutual PLC	157,158	444,741
Prudential PLC	6,666	134,188
Randgold Resources, Ltd.	2,371	162,979
Reed Elsevier PLC	7,665	111,648
Rexam PLC	14,205	114,938
Rio Tinto PLC	4,728	251,475
Rolls-Royce Holdings PLC(1)	6,194	120,640
Royal Dutch Shell PLC, Class A	29,315	1,015,518
Sage Group PLC (The)	21,582	144,725
Schroders PLC	2,674	108,230
Serco Group PLC	28,822	206,648
Severn Trent PLC	1,894	53,649
Shire PLC	2,773	138,390
Smiths Group PLC	9,498	223,992
SSE PLC	4,577	98,195
Standard Chartered PLC	21,102	428,876
Tesco PLC	91,836	482,594
Travis Perkins PLC	7,798	222,502
TUI Travel PLC	8,349	58,319
Tullow Oil PLC	18,196	235,550
Unilever PLC	4,839	185,721
United Utilities Group PLC	4,978	58,503
Vodafone Group PLC	242,402	898,273
Whitbread PLC	4,692	288,913
WM Morrison Supermarkets PLC	24,517	96,614
Wolseley PLC	4,126	222,049

		$14,825,690

Total Common Stocks (identified cost $94,941,791)		$112,039,051

Rights(1) — 0.0% (2)

Security	Shares	Value
ACS Actividades de Construccion y Servicios SA, Exp. 2/19/14	3,559	$2,025
Raiffeisen Bank International AG, Exp. 2/7/14	8,706	0

Total Rights (identified cost $2,167)		$2,025

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(3)	$389	$388,921

Total Short-Term Investments (identified cost $388,921)		$388,921

Total Investments — 99.2% (identified cost $95,332,879)		$112,429,997

Other Assets, Less Liabilities — 0.8%		$887,755

Net Assets — 100.0%		$113,317,752

10

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $119.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	36.6%	$41,497,645
British Pound Sterling	13.1	14,825,690
Japanese Yen	12.4	14,038,521
Swiss Franc	7.3	8,233,072
Australian Dollar	5.6	6,326,012
Swedish Krona	5.2	5,884,080
Hong Kong Dollar	5.0	5,635,064
Danish Krone	4.5	5,135,047
Singapore Dollar	3.8	4,331,528
Norwegian Krone	2.7	3,087,885
Israeli Shekel	1.5	1,730,013
United States Dollar	1.0	1,145,266
New Zealand Dollar	0.5	560,174

Total Investments	99.2%	$112,429,997

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.2%	$19,461,217
Industrials	12.5	14,149,240
Consumer Discretionary	11.4	12,880,495
Health Care	10.6	11,975,793
Consumer Staples	10.5	11,949,594
Materials	9.3	10,581,961
Telecommunication Services	7.7	8,725,059
Energy	6.9	7,830,589
Utilities	6.6	7,505,546
Information Technology	6.2	6,981,582
Short-Term Investments	0.3	388,921

Total Investments	99.2%	$112,429,997

11

The Portfolio did not have any open financial instruments at January 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,874,329

Gross unrealized appreciation	$18,915,961
Gross unrealized depreciation	(2,360,293)

Net unrealized appreciation	$16,555,668

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$90,812	$30,800,487		$—	$30,891,299
Developed Europe	27,519	78,633,875		—	78,661,394
Developed Middle East	756,345	1,730,013		—	2,486,358
Total Common Stocks	$874,676	$111,164,375	*	$—	$112,039,051
Rights	$2,025	$—		$—	$2,025
Short-Term Investments	—	388,921		—	388,921
Total Investments	$876,701	$111,553,296		$—	$112,429,997

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 77.8%

Security	Shares	Value
Aerospace & Defense — 3.4%
Boeing Co. (The)	94,840	$11,879,658
United Technologies Corp.	183,330	20,903,287

		$32,782,945

Auto Components — 0.4%
TRW Automotive Holdings Corp.(1)	51,269	$3,801,596

		$3,801,596

Automobiles — 1.7%
Honda Motor Co., Ltd.	216,900	$8,130,095
Toyota Motor Corp.	141,764	8,111,680

		$16,241,775

Beverages — 1.2%
Anheuser-Busch InBev NV	123,610	$11,847,120

		$11,847,120

Biotechnology — 1.4%
Biogen Idec, Inc.(1)	13,468	$4,210,635
Celgene Corp.(1)	22,070	3,353,095
Gilead Sciences, Inc.(1)	75,298	6,072,784

		$13,636,514

Chemicals — 2.1%
BASF SE	36,145	$3,864,329
LyondellBasell Industries NV, Class A	71,886	5,661,741
Monsanto Co.	48,691	5,188,026
PPG Industries, Inc.	29,974	5,466,059

		$20,180,155

Commercial Banks — 8.1%
BNP Paribas SA	92,950	$7,176,213
Lloyds Banking Group PLC(1)	2,900,273	3,955,220
Mitsubishi UFJ Financial Group, Inc.	1,335,000	8,025,721
Mizuho Financial Group, Inc.	4,140,000	8,773,988
Natixis	1,351,260	7,926,679
PNC Financial Services Group, Inc. (The)	145,403	11,614,792
Regions Financial Corp.	458,095	4,658,826
Skandinaviska Enskilda Banken AB, Class A	293,217	3,778,007
Societe Generale	133,018	7,515,492
Swedbank AB, Class A	210,494	5,492,763
Wells Fargo & Co.	83,862	3,802,303
Westpac Banking Corp.	183,414	4,943,294

		$77,663,298

Commercial Services & Supplies — 0.2%
Brambles, Ltd.	198,798	$1,567,050

		$1,567,050

Communications Equipment — 1.1%
QUALCOMM, Inc.	53,185	$3,947,391
Telefonaktiebolaget LM Ericsson, Class B	507,185	6,210,408

		$10,157,799

1

Security	Shares	Value
Computers & Peripherals — 1.1%
Apple, Inc.	21,645	$10,835,487

		$10,835,487

Construction & Engineering — 0.8%
Vinci SA	115,810	$7,572,726

		$7,572,726

Consumer Finance — 0.9%
Discover Financial Services	170,496	$9,147,110

		$9,147,110

Containers & Packaging — 0.5%
Amcor, Ltd.	559,585	$5,249,081

		$5,249,081

Diversified Consumer Services — 0.7%
Sotheby’s	135,827	$6,508,830

		$6,508,830

Diversified Financial Services — 3.5%
Bank of America Corp.	538,090	$9,013,008
Citigroup, Inc.	182,221	8,642,742
JPMorgan Chase & Co.	296,850	16,433,616

		$34,089,366

Diversified Telecommunication Services — 1.5%
Bezeq Israeli Telecommunication Corp., Ltd.	1,616,410	$2,463,288
Deutsche Telekom AG	417,460	6,749,966
Telenor ASA	248,410	5,167,854

		$14,381,108

Electric Utilities — 0.9%
Edison International	146,660	$7,063,146
SSE PLC	90,194	1,935,018

		$8,998,164

Electrical Equipment — 1.3%
Emerson Electric Co.	192,950	$12,723,123

		$12,723,123

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	584,400	$10,057,524

		$10,057,524

Energy Equipment & Services — 0.4%
FMC Technologies, Inc.(1)	80,000	$3,955,200

		$3,955,200

Food Products — 1.9%
Mondelez International, Inc., Class A	408,560	$13,380,340
Nestle SA	64,950	4,707,011

		$18,087,351

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	111,000	$4,069,260
Covidien PLC	83,999	5,732,092
Medtronic, Inc.	73,000	4,128,880

		$13,930,232

Hotels, Restaurants & Leisure — 0.8%
Compass Group PLC	294,520	$4,401,700
McDonald’s Corp.	39,160	3,687,697

		$8,089,397

2

Security	Shares	Value
Household Durables — 0.4%
Mohawk Industries, Inc.(1)	30,384	$4,319,997

		$4,319,997

Household Products — 1.8%
Reckitt Benckiser Group PLC	53,000	$3,968,249
Svenska Cellulosa AB SCA, Class B	454,221	12,915,943

		$16,884,192

Industrial Conglomerates — 1.4%
Danaher Corp.	53,149	$3,953,754
Siemens AG	75,000	9,488,547

		$13,442,301

Insurance — 5.2%
Aflac, Inc.	129,760	$8,146,333
Allianz SE	25,868	4,300,305
AXA SA	327,150	8,581,454
MetLife, Inc.	123,070	6,036,584
Progressive Corp.	600,000	13,944,000
Prudential PLC	256,104	5,155,411
Swiss Reinsurance Co., Ltd.(1)	46,000	3,969,848

		$50,133,935

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.(1)	9,487	$3,402,892

		$3,402,892

Internet Software & Services — 1.4%
eBay, Inc.(1)	43,479	$2,313,083
Facebook, Inc., Class A(1)	43,415	2,716,476
Google, Inc., Class A(1)	7,011	8,279,781

		$13,309,340

IT Services — 0.5%
Accenture PLC, Class A	54,660	$4,366,241

		$4,366,241

Machinery — 1.1%
Caterpillar, Inc.	89,000	$8,357,990
IMI PLC	104,067	2,553,749

		$10,911,739

Media — 2.1%
Comcast Corp., Class A	199,030	$10,837,183
WPP PLC	426,670	8,939,781

		$19,776,964

Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	258,869	$8,389,944

		$8,389,944

Multi-Utilities — 1.1%
National Grid PLC	301,184	$3,898,703
Sempra Energy	68,090	6,312,624

		$10,211,327

Multiline Retail — 0.8%
Dollar General Corp.(1)	74,029	$4,169,313
Macy’s, Inc.	70,715	3,762,038

		$7,931,351

3

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.0%
BP PLC	469,407	$3,678,766
Chevron Corp.	76,032	8,487,452
Concho Resources, Inc.(1)	25,624	2,505,771
ENI SpA	127,550	2,896,486
Exxon Mobil Corp.	98,408	9,069,282
Occidental Petroleum Corp.	120,686	10,568,473
Phillips 66	116,910	8,544,952
Royal Dutch Shell PLC, Class B	101,378	3,708,118
Total SA	142,590	8,134,992

		$57,594,292

Pharmaceuticals — 6.9%
Astellas Pharma, Inc.	63,510	$3,924,797
AstraZeneca PLC	112,440	7,130,281
Bayer AG	26,386	3,472,548
Chugai Pharmaceutical Co., Ltd.	170,192	3,860,766
Johnson & Johnson	37,327	3,302,320
Merck & Co., Inc.	129,689	6,869,626
Novartis AG	66,739	5,275,105
Pfizer, Inc.	123,948	3,768,019
Roche Holding AG PC	47,270	12,969,260
Sanofi	54,333	5,311,641
Shire PLC ADR	27,126	4,058,592
Takeda Pharmaceutical Co., Ltd.	131,208	6,098,418

		$66,041,373

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc.	30,380	$3,751,930

		$3,751,930

Real Estate Management & Development — 0.4%
Cheung Kong (Holdings), Ltd.	291,535	$4,335,851

		$4,335,851

Road & Rail — 0.9%
Union Pacific Corp.	52,010	$9,062,222

		$9,062,222

Semiconductors & Semiconductor Equipment — 0.2%
NXP Semiconductors NV(1)	34,576	$1,671,750

		$1,671,750

Software — 1.1%
Microsoft Corp.	214,099	$8,103,647
SAP AG	30,289	2,317,400

		$10,421,047

Specialty Retail — 1.7%
AutoNation, Inc.(1)	78,145	$3,859,581
Home Depot, Inc. (The)	69,047	5,306,262
Industria de Diseno Textil SA	23,284	3,467,784
Kingfisher PLC	594,173	3,602,625

		$16,236,252

Textiles, Apparel & Luxury Goods — 1.1%
Adidas AG	45,392	$5,060,818
Compagnie Financiere Richemont SA, Class A	38,222	3,535,724
Pandora A/S	40,921	2,347,786

		$10,944,328

Tobacco — 2.2%
British American Tobacco PLC	105,290	$5,024,195
Imperial Tobacco Group PLC	261,000	9,524,444
Japan Tobacco, Inc.	209,000	6,451,712

		$21,000,351

4

Security	Shares	Value
Trading Companies & Distributors — 0.3%
Mitsui & Co., Ltd.	220,000	$2,946,086

		$2,946,086

Wireless Telecommunication Services — 3.2%
Vodafone Group PLC	2,700,000	$10,005,433
Vodafone Group PLC ADR	569,000	21,087,140

		$31,092,573

Total Common Stocks (identified cost $652,000,537)		$749,681,229

Preferred Stocks — 15.0%

Security	Shares	Value
Banks — 0.9%
AgriBank FCB, 6.875% to 1/1/24(1)(2)	28,968	$2,914,001
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(3)	5,776	5,692,994

		$8,606,995

Capital Markets — 0.2%
Affiliated Managers Group, Inc., 6.375%	35,210	$840,551
Bank of New York Mellon Corp. (The), 5.20%	44,812	958,080

		$1,798,631

Commercial Banks — 5.9%
Banco Santander SA, 5.95% to 1/30/19(2)(3)	390	$399,579
Barclays Bank PLC, 8.25% to 12/15/18(2)	3,450	3,617,877
Citigroup, Inc., Series B, 5.90% to 2/15/23(2)	2,120	2,090,978
Citigroup, Inc., Series K, 6.875% to 11/15/23(1)(2)	18,100	466,301
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	29,000	2,820,250
Credit Agricole SA, 8.125% to 9/19/18(2)(3)	610	680,161
Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(3)	4,800	490,200
Farm Credit Bank of Texas, Series 1, 10.00%	3,036	3,627,071
First Tennessee Bank, 3.75%(3)(4)	1,700	1,160,781
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(2)(3)	2,250	3,254,727
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(2)	1,715	1,933,477
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(2)	1,855	1,720,228
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(2)	1,416	1,370,219
KeyCorp, Series A, 7.75%	26,536	3,426,063
Regions Financial Corp., Series A, 6.375%	170,887	3,983,376
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(2)	1,390	1,518,114
Royal Bank of Scotland Group PLC, Series T, 7.25%	50,150	1,230,681
Societe Generale, 7.875% to 12/18/23(2)(3)	2,294	2,351,063
Standard Chartered PLC, 7.014% to 7/30/37(2)(3)	58.47	6,189,018
SunTrust Banks, Inc., Series E, 5.875%	119,140	2,609,917
Synovus Financial Corp., Series C, 7.875% to 8/1/18(2)	54,515	1,494,393
Texas Capital Bancshares, Inc., 6.50%	99,990	2,275,772
Texas Capital Bancshares, Inc., Series A, 6.50%	16,300	379,138
Webster Financial Corp., Series E, 6.40%	67,815	1,534,077
Wells Fargo & Co., Series L, 7.50%	2,740	3,171,550
Zions Bancorporation, Series G, 6.30% to 3/15/23(2)	67,210	1,627,255
Zions Bancorporation, Series J, 7.20% to 9/15/23(2)	1,095	1,153,911

		$56,576,177

Consumer Finance — 0.8%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(2)	47,594	$1,289,916
Capital One Financial Corp., Series B, 6.00%	125,000	2,848,750
Discover Financial Services, Series B, 6.50%	158,400	3,798,828

		$7,937,494

5

Security	Shares	Value
Diversified Financial Services — 3.0%
Bank of America Corp., Series U, 5.20% to 6/1/23(2)	1,645	$1,495,978
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	20.99	2,382,054
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	17.55	1,851,558
KKR Financial Holdings, LLC, Series A, 7.375%	132,200	3,265,538
PPTT, 2006-A GS, Class A, 5.99%(3)(4)	70	14,178,623
RBS Capital Funding Trust VII, Series G, 6.08%	95,012	2,042,758
UBS AG, 7.625%	2,965	3,520,484

		$28,736,993

Electric Utilities — 1.2%
AES Gener SA, 8.375% to 6/18/19(2)(3)	802	$844,105
Electricite de France SA, 5.25% to 1/29/23(2)(3)	4,100	3,970,397
Entergy Arkansas, Inc., 4.90%	34,570	730,291
Entergy Louisiana, LLC, 6.95%	1,000	100,563
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	56,072	1,119,691
Southern California Edison Co., Series E, 6.25% to 2/1/22(2)	1,016	1,058,841
Virginia Electric and Power Co., 6.12%	40	4,059,861

		$11,883,749

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(3)	16,860	$1,477,358

		$1,477,358

Insurance — 0.7%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)	5,000	$2,000,313
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(2)	4,582	110,426
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(2)	48,300	1,244,208
Montpelier Re Holdings, Ltd., 8.875%	133,647	3,552,337
Prudential PLC, 6.50%	159	161,312

		$7,068,596

Machinery — 0.4%
Stanley Black & Decker, Inc., 5.75%	191,264	$4,343,892

		$4,343,892

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	60,168	$1,260,520

		$1,260,520

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(2)	99,305	$2,616,935

		$2,616,935

Real Estate Investment Trusts (REITs) — 0.7%
Cedar Realty Trust, Inc., Series B, 7.25%	65,600	$1,509,456
Chesapeake Lodging Trust, Series A, 7.75%	26,779	667,868
DDR Corp., Series K, 6.25%	90,500	1,948,583
Sunstone Hotel Investors, Inc., Series D, 8.00%	81,900	2,085,895
Taubman Centers, Inc., Series K, 6.25%	24,800	540,392

		$6,752,194

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(3)	745	$916,583

		$916,583

Thrifts & Mortgage Finance — 0.5%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(2)	1,880	$1,786,000
EverBank Financial Corp., Series A, 6.75%	134,700	3,114,937

		$4,900,937

Total Preferred Stocks (identified cost $146,332,611)		$144,877,054

6

Corporate Bonds & Notes — 4.5%

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(2)(3)	$820	$787,200

		$787,200

Commercial Banks — 0.9%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(2)(3)	$800	$618,000
Citigroup Capital III, 7.625%, 12/1/36	1,660	1,961,672
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(2)(3)	575	584,344
Credit Suisse AG, 6.50%, 8/8/23(3)	1,452	1,546,380
Credit Suisse Group AG, 7.50% to 12/11/23, 12/11/49(2)(3)	656	691,266
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(3)	1,900	2,531,750
Regions Financial Corp., 7.375%, 12/10/37	195	223,803

		$8,157,215

Diversified Financial Services — 0.5%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(3)	$4,948	$4,490,310

		$4,490,310

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(2)(3)	$2,232	$2,309,520

		$2,309,520

Electric Utilities — 0.8%
Enel SpA, 8.75% to 9/24/23, 9/24/73(2)(3)	$3,235	$3,518,063
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	4,450	4,497,655

		$8,015,718

Insurance — 1.3%
Allstate Corp. (The), Series B, 5.75% to 8/15/23, 8/15/53(2)	$2,181	$2,213,442
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(2)	1,713	2,543,805
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(2)(3)	1,700	1,683,000
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(2)(3)	1,347	1,392,740
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)	4,702	4,631,470

		$12,464,457

Pipelines — 0.7%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(2)(3)	$1,959	$1,821,870
Energy Transfer Partner, LP, 3.259%, 11/1/66(3)(4)	1,779	1,627,785
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(2)	2,975	3,088,939

		$6,538,594

Total Corporate Bonds & Notes (identified cost $38,877,471)		$42,763,014

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(5)	$18,315	$18,315,068

Total Short-Term Investments (identified cost $18,315,068)		$18,315,068

Total Investments — 99.2% (identified cost $855,525,687)		$955,636,365

Other Assets, Less Liabilities — 0.8%		$7,986,178

Net Assets — 100.0%		$963,622,543

7

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $68,028,067 or 7.1% of the Fund’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $3,562.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	58.9%	$563,017,276
United Kingdom	11.5	109,551,100
France	6.0	57,102,010
Japan	5.9	56,323,263
Germany	3.7	35,253,913
Switzerland	3.4	32,694,594
Sweden	3.0	28,397,121
Australia	1.5	14,835,165
Belgium	1.2	11,847,120
Italy	0.7	6,414,549
Ireland	0.6	5,732,092
Cayman Islands	0.6	5,548,053
Norway	0.5	5,167,854
Bermuda	0.5	4,906,971
Hong Kong	0.4	4,335,851
Netherlands	0.4	3,981,270
Spain	0.4	3,467,784
Israel	0.3	2,463,288
Denmark	0.2	2,347,786
Chile	0.1	844,105
China	0.1	787,200
Brazil	0.1	618,000

Total Investments	100.0%	$955,636,365

8

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/28/14	British Pound Sterling 8,255,000	United States Dollar 13,671,147	Citibank NA	$103,169	$—	$103,169
2/28/14	British Pound Sterling 8,255,000	United States Dollar 13,675,563	Standard Chartered Bank	107,586	—	107,586
2/28/14	British Pound Sterling 8,255,000	United States Dollar 13,686,377	State Street Bank and Trust Co.	118,400	—	118,400
2/28/14	Euro 2,200,000	United States Dollar 3,005,319	Citibank NA	38,161	—	38,161
2/28/14	Euro 2,200,000	United States Dollar 3,003,790	Standard Chartered Bank	36,632	—	36,632
2/28/14	Euro 2,200,000	United States Dollar 3,005,347	State Street Bank and Trust Co.	38,190	—	38,190
2/28/14	Japanese Yen 5,748,960,000	United States Dollar 56,242,919	Standard Chartered Bank	—	(31,766)	(31,766)

				$442,138	$(31,766)	$410,372

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

At January 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $442,138 and $31,766, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$856,560,351

Gross unrealized appreciation	$117,393,297
Gross unrealized depreciation	(18,317,283)

Net unrealized appreciation	$99,076,014

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$49,655,389	$47,597,993	$—	$97,253,382
Consumer Staples	13,380,340	54,438,674	—	67,819,014
Energy	43,131,130	18,418,362	—	61,549,492
Financials	95,191,244	83,930,246	—	179,121,490
Health Care	45,565,303	48,042,816	—	93,608,119
Industrials	66,880,034	24,128,158	—	91,008,192
Information Technology	52,291,380	8,527,808	—	60,819,188
Materials	24,705,770	9,113,410	—	33,819,180
Telecommunication Services	21,087,140	24,386,541	—	45,473,681
Utilities	13,375,770	5,833,721	—	19,209,491
Total Common Stocks	$425,263,500	$324,417,729 *	$—	$749,681,229
Preferred Stocks
Consumer Staples	$—	$1,477,358	$—	$1,477,358
Energy	—	2,616,935	—	2,616,935
Financials	27,940,855	94,437,162	—	122,378,017
Industrials	—	4,343,892	—	4,343,892
Telecommunication Services	—	916,583	—	916,583
Utilities	1,260,520	11,883,749	—	13,144,269
Total Preferred Stocks	$29,201,375	$115,675,679	$—	$144,877,054
Corporate Bonds & Notes	$—	$42,763,014	$—	$42,763,014
Short-Term Investments	—	18,315,068	—	18,315,068
Total Investments	$454,464,875	$501,171,490	$—	$955,636,365
Forward Foreign Currency Exchange Contracts	$—	$442,138	$—	$442,138
Total	$454,464,875	$501,613,628	$—	$956,078,503

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(31,766)	$—	$(31,766)
Total	$—	$(31,766)	$—	$(31,766)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

January 31, 2014 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $62,573,394 and the Fund owned 58.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 1.7%
Precision Castparts Corp.	7,300	$1,859,675

		$1,859,675

Airlines — 0.9%
Copa Holdings SA, Class A	7,300	$954,110

		$954,110

Beverages — 2.5%
Anheuser-Busch InBev NV ADR	12,700	$1,217,803
Beam, Inc.	18,200	1,516,060

		$2,733,863

Biotechnology — 6.4%
Biogen Idec, Inc.(1)	6,700	$2,094,688
Celgene Corp.(1)	8,600	1,306,598
Gilead Sciences, Inc.(1)	33,500	2,701,775
Vertex Pharmaceuticals, Inc.(1)	10,400	822,016

		$6,925,077

Building Products — 2.6%
Armstrong World Industries, Inc.(1)	21,079	$1,173,679
Fortune Brands Home & Security, Inc.	35,900	1,617,654

		$2,791,333

Capital Markets — 2.5%
Affiliated Managers Group, Inc.(1)	6,300	$1,255,212
Charles Schwab Corp. (The)	58,000	1,439,560

		$2,694,772

Chemicals — 4.0%
Celanese Corp., Series A	16,700	$845,688
Monsanto Co.	21,739	2,316,290
Praxair, Inc.	8,900	1,110,008

		$4,271,986

Commercial Banks — 1.8%
First Republic Bank	24,000	$1,164,720
Regions Financial Corp.	78,500	798,345

		$1,963,065

Commercial Services & Supplies — 1.3%
Waste Connections, Inc.	34,450	$1,408,316

		$1,408,316

Communications Equipment — 1.2%
Riverbed Technology, Inc.(1)	67,800	$1,337,016

		$1,337,016

Computers & Peripherals — 5.7%
Apple, Inc.	9,433	$4,722,160
EMC Corp.	59,600	1,444,704

		$6,166,864

Consumer Finance — 0.7%
Discover Financial Services	14,900	$799,385

		$799,385

1

Security	Shares	Value
Diversified Financial Services — 1.7%
Citigroup, Inc.	38,100	$1,807,083

		$1,807,083

Electrical Equipment — 1.6%
AMETEK, Inc.	34,300	$1,695,106

		$1,695,106

Electronic Equipment, Instruments & Components — 0.9%
InvenSense, Inc.(1)	51,400	$1,012,066

		$1,012,066

Energy Equipment & Services — 1.8%
Frank’s International NV	25,367	$594,602
Schlumberger, Ltd.	14,900	1,304,793

		$1,899,395

Food Products — 3.8%
Hain Celestial Group, Inc. (The)(1)	12,710	$1,167,922
Hershey Co. (The)	14,800	1,471,120
Mondelez International, Inc., Class A	46,000	1,506,500

		$4,145,542

Health Care Equipment & Supplies — 4.4%
Analogic Corp.	10,400	$994,760
Cynosure, Inc., Class A(1)	32,900	882,707
Globus Medical, Inc., Class A(1)	55,300	1,294,020
Stryker Corp.	20,400	1,583,040

		$4,754,527

Health Care Providers & Services — 1.9%
Brookdale Senior Living, Inc.(1)	44,500	$1,221,970
MEDNAX, Inc.(1)	15,000	834,600

		$2,056,570

Household Durables — 1.1%
Mohawk Industries, Inc.(1)	7,921	$1,126,208

		$1,126,208

Household Products — 0.8%
Colgate-Palmolive Co.	14,200	$869,466

		$869,466

Internet & Catalog Retail — 6.4%
Amazon.com, Inc.(1)	6,500	$2,331,485
Groupon, Inc.(1)	126,261	1,320,690
Netflix, Inc.(1)	3,200	1,309,856
priceline.com, Inc.(1)	1,700	1,946,313

		$6,908,344

Internet Software & Services — 7.6%
Facebook, Inc., Class A(1)	31,800	$1,989,726
Google, Inc., Class A(1)	4,500	5,314,365
Rackspace Hosting, Inc.(1)	23,300	848,353

		$8,152,444

IT Services — 2.1%
Visa, Inc., Class A	10,500	$2,262,015

		$2,262,015

2

Security	Shares	Value
Leisure Equipment & Products — 2.3%
Brunswick Corp.	23,620	$979,285
Polaris Industries, Inc.	12,134	1,519,177

		$2,498,462

Machinery — 0.9%
Colfax Corp.(1)	16,200	$976,050

		$976,050

Media — 1.9%
Lions Gate Entertainment Corp.	32,300	$1,044,259
Twenty-First Century Fox, Inc., Class B	31,653	988,840

		$2,033,099

Oil, Gas & Consumable Fuels — 2.9%
EOG Resources, Inc.	6,697	$1,106,612
Occidental Petroleum Corp.	11,000	963,270
Range Resources Corp.	12,100	1,042,899

		$3,112,781

Pharmaceuticals — 2.6%
Perrigo Co. PLC	10,400	$1,618,864
Roche Holding AG ADR	17,800	1,221,080

		$2,839,944

Road & Rail — 2.6%
Avis Budget Group, Inc.(1)	15,370	$579,603
J.B. Hunt Transport Services, Inc.	14,100	1,058,205
Kansas City Southern	10,732	1,133,192

		$2,771,000

Semiconductors & Semiconductor Equipment — 3.8%
Avago Technologies, Ltd.	36,400	$1,988,896
Monolithic Power Systems, Inc.(1)	32,100	1,049,349
NXP Semiconductors NV(1)	20,785	1,004,955

		$4,043,200

Software — 6.7%
Adobe Systems, Inc.(1)	24,954	$1,477,027
Guidewire Software, Inc.(1)	30,200	1,425,742
Infoblox, Inc.(1)	29,843	1,046,893
salesforce.com, inc.(1)	33,800	2,045,914
VMware, Inc., Class A(1)	14,200	1,279,988

		$7,275,564

Specialty Retail — 4.2%
DSW, Inc., Class A	34,000	$1,280,100
Lumber Liquidators Holdings, Inc.(1)	6,900	614,031
Ross Stores, Inc.	13,083	888,466
Tractor Supply Co.	25,600	1,702,656

		$4,485,253

Trading Companies & Distributors — 2.8%
United Rentals, Inc.(1)	19,100	$1,545,954
W.W. Grainger, Inc.	6,200	1,453,776

		$2,999,730

Total Common Stocks (identified cost $75,296,551)		$103,629,311

3

Short-Term Investments — 4.0%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$4,337	$4,337,483

Total Short-Term Investments (identified cost $4,337,483)		$4,337,483

Total Investments — 100.1% (identified cost $79,634,034)		$107,966,794

Other Assets, Less Liabilities — (0.1)%		$(65,475)

Net Assets — 100.0%		$107,901,319

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $1,811.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,647,775

Gross unrealized appreciation	$28,856,441
Gross unrealized depreciation	(537,422)

Net unrealized appreciation	$28,319,019

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	435	$24,509
Options exercised	(187)	(8,278)
Options expired	(248)	(16,231)

Outstanding, end of period	—	$—

At January 31, 2014, there were no obligations outstanding under these financial instruments.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended January 31, 2014, the Portfolio entered into option transactions on individual securities that it holds to generate premium income.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1— quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$103,629,311	*	$—	$—	$103,629,311
Short-Term Investments	—		4,337,483	—	4,337,483
Total Investments	$103,629,311		$4,337,483	$—	$107,966,794

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Small-Cap Fund

January 31, 2014 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $105,911,297 and the Fund owned 72.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Auto Components — 1.9%
Dana Holding Corp.	149,840	$2,834,973

		$2,834,973

Building Products — 1.9%
Armstrong World Industries, Inc.(1)	48,650	$2,708,832

		$2,708,832

Capital Markets — 5.2%
Cohen & Steers, Inc.	61,107	$2,204,129
HFF, Inc., Class A	78,210	2,313,452
Lazard, Ltd., Class A	72,200	3,087,272

		$7,604,853

Chemicals — 5.1%
Balchem Corp.	76,920	$4,193,678
Cytec Industries, Inc.	35,910	3,230,823

		$7,424,501

Commercial Banks — 5.8%
First Financial Holdings, Inc.	23,148	$1,424,759
PacWest Bancorp	35,270	1,414,680
Signature Bank(1)	23,960	2,924,558
Texas Capital Bancshares, Inc.(1)	45,052	2,679,242

		$8,443,239

Commercial Services & Supplies — 5.3%
Clean Harbors, Inc.(1)	39,940	$2,239,835
Interface, Inc.	116,660	2,444,027
Team, Inc.(1)	72,004	3,047,930

		$7,731,792

Communications Equipment — 0.8%
Riverbed Technology, Inc.(1)	62,160	$1,225,795

		$1,225,795

Construction & Engineering — 4.0%
Foster Wheeler AG(1)	95,050	$2,849,599
MYR Group, Inc.(1)	118,720	2,976,310

		$5,825,909

Electrical Equipment — 1.7%
Generac Holdings, Inc.	51,650	$2,485,915

		$2,485,915

Electronic Equipment, Instruments & Components — 6.1%
FEI Co.	40,160	$3,763,795
FLIR Systems, Inc.	75,890	2,407,231
InvenSense, Inc.(1)	56,670	1,115,832
National Instruments Corp.	57,575	1,669,675

		$8,956,533

Food & Staples Retailing — 1.5%
United Natural Foods, Inc.(1)	32,020	$2,163,591

		$2,163,591

1

Security	Shares	Value
Food Products — 2.3%
Hain Celestial Group, Inc. (The)(1)	37,150	$3,413,714

		$3,413,714

Health Care Equipment & Supplies — 3.7%
Analogic Corp.	39,260	$3,755,219
Cynosure, Inc., Class A(1)	61,320	1,645,216

		$5,400,435

Health Care Providers & Services — 2.6%
MEDNAX, Inc.(1)	31,840	$1,771,578
Team Health Holdings, Inc.(1)	48,790	2,105,776

		$3,877,354

Household Durables — 1.8%
Ryland Group, Inc. (The)	57,520	$2,567,693

		$2,567,693

Household Products — 2.3%
Church & Dwight Co., Inc.	53,080	$3,427,906

		$3,427,906

Insurance — 6.4%
Allied World Assurance Co. Holdings, Ltd.	6,950	$715,294
Endurance Specialty Holdings, Ltd.	42,080	2,204,571
HCC Insurance Holdings, Inc.	48,370	2,075,557
Horace Mann Educators Corp.	79,150	2,208,285
Stewart Information Services Corp.	67,140	2,182,721

		$9,386,428

IT Services — 5.9%
Euronet Worldwide, Inc.(1)	87,040	$3,730,534
Global Cash Access Holdings, Inc.(1)	278,000	2,357,440
WEX, Inc.(1)	30,180	2,485,625

		$8,573,599

Life Sciences Tools & Services — 3.3%
Bruker Corp.(1)	107,210	$2,181,724
Charles River Laboratories International, Inc.(1)	48,180	2,723,615

		$4,905,339

Machinery — 4.6%
RBC Bearings, Inc.(1)	53,186	$3,448,580
Valmont Industries, Inc.	22,540	3,299,405

		$6,747,985

Marine — 1.5%
Kirby Corp.(1)	22,120	$2,207,355

		$2,207,355

Oil, Gas & Consumable Fuels — 4.9%
Goodrich Petroleum Corp.(1)	135,710	$2,336,926
Kodiak Oil & Gas Corp.(1)	242,140	2,569,106
PDC Energy, Inc.(1)	45,700	2,278,602

		$7,184,634

Paper & Forest Products — 0.8%
Boise Cascade Co.(1)	37,181	$1,133,649

		$1,133,649

Real Estate Investment Trusts (REITs) — 3.7%
Gramercy Property Trust, Inc.(1)	6,487	$37,754
PS Business Parks, Inc.	39,521	3,105,165

2

Security	Shares	Value
Sovran Self Storage, Inc.	16,170	$1,098,105
Terreno Realty Corp.	71,720	1,238,604

		$5,479,628

Road & Rail — 1.6%
Avis Budget Group, Inc.(1)	63,790	$2,405,521

		$2,405,521

Semiconductors & Semiconductor Equipment — 4.7%
Cypress Semiconductor Corp.(1)	217,640	$2,185,105
Monolithic Power Systems, Inc.(1)	67,190	2,196,441
Teradyne, Inc.(1)	134,570	2,531,262

		$6,912,808

Software — 2.2%
Mentor Graphics Corp.	154,950	$3,222,960

		$3,222,960

Specialty Retail — 2.3%
DSW, Inc., Class A	34,740	$1,307,961
Pier 1 Imports, Inc.	110,380	2,109,362

		$3,417,323

Transportation Infrastructure — 1.6%
Wesco Aircraft Holdings, Inc.(1)	107,820	$2,409,777

		$2,409,777

Total Common Stocks (identified cost $99,600,304)		$140,080,041

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

Short-Term Investments — 4.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	$6,809	$6,808,889

Total Short-Term Investments (identified cost $6,808,889)		$6,808,889

Total Investments — 100.1% (identified cost $106,889,193)		$146,888,930

Other Assets, Less Liabilities — (0.1)%		$(212,542)

Net Assets — 100.0%		$146,676,388

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

3

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $1,103.

The Portfolio did not have any open financial instruments at January 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,846,450

Gross unrealized appreciation	$41,306,065
Gross unrealized depreciation	(1,263,585)

Net unrealized appreciation	$40,042,480

Restricted Securities

At January 31, 2014, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities			$480,000	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3**		Total
Common Stocks	$140,080,041	*	$—	$—		$140,080,041
Special Warrants	—		—	0	*	0
Short-Term Investments	—		6,808,889	—		6,808,889
Total Investments	$140,080,041		$6,808,889	$—		$146,888,930

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2014 is not presented. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Small-Cap Value Fund

January 31, 2014 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $43,899,803 and the Fund owned 54.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Airlines — 2.0%
Spirit Airlines, Inc.(1)	33,705	$1,580,764

		$1,580,764

Auto Components — 1.8%
Dana Holding Corp.	75,228	$1,423,314

		$1,423,314

Building Products — 3.5%
A.O. Smith Corp.	60,496	$2,856,621

		$2,856,621

Chemicals — 5.3%
Calgon Carbon Corp.(1)	70,282	$1,427,428
Innophos Holdings, Inc.	24,166	1,127,827
RPM International, Inc.	43,042	1,707,476

		$4,262,731

Commercial Banks — 20.5%
1st Source Corp.	33,162	$977,284
Bancorp, Inc. (The)(1)	137,550	2,620,327
Bridge Capital Holdings(1)	34,446	759,534
Cardinal Financial Corp.	101,240	1,726,142
Center Bancorp, Inc.	26,744	474,706
ConnectOne Bancorp, Inc.(1)	42,471	1,939,651
Eagle Bancorp, Inc.(1)	68,727	2,285,173
First Business Financial Services, Inc.	13,077	539,426
First Financial Holdings, Inc.	13,898	855,422
German American Bancorp, Inc.	22,062	594,792
Prosperity Bancshares, Inc.	41,650	2,605,624
Texas Capital Bancshares, Inc.(1)	20,034	1,191,422

		$16,569,503

Construction & Engineering — 3.8%
EMCOR Group, Inc.	29,955	$1,273,387
MasTec, Inc.(1)	51,113	1,837,001

		$3,110,388

Containers & Packaging — 2.1%
AptarGroup, Inc.	26,338	$1,680,364

		$1,680,364

Distributors — 2.0%
Core-Mark Holding Co., Inc.	21,403	$1,619,137

		$1,619,137

Electric Utilities — 4.1%
Cleco Corp.	34,244	$1,673,162
Portland General Electric Co.	55,045	1,661,258

		$3,334,420

Electronic Equipment, Instruments & Components — 0.7%
Itron, Inc.(1)	13,542	$546,826

		$546,826

Energy Equipment & Services — 1.9%
Hornbeck Offshore Services, Inc.(1)	36,662	$1,565,834

		$1,565,834

1

Security	Shares	Value
Food Products — 4.1%
Darling International, Inc.(1)	87,077	$1,703,226
Inventure Foods, Inc.(1)	131,221	1,644,199

		$3,347,425

Health Care Equipment & Supplies — 5.7%
Analogic Corp.	13,518	$1,292,997
Teleflex, Inc.	22,963	2,150,255
West Pharmaceutical Services, Inc.	25,009	1,186,677

		$4,629,929

Insurance — 5.8%
Aspen Insurance Holdings, Ltd.	19,922	$774,966
Federated National Holding Co.	51,178	677,085
Horace Mann Educators Corp.	42,169	1,176,515
ProAssurance Corp.	19,200	892,032
Protective Life Corp.	24,502	1,200,843

		$4,721,441

Internet & Catalog Retail — 1.0%
FTD Cos., Inc.(1)	25,597	$793,507

		$793,507

IT Services — 1.8%
MAXIMUS, Inc.	34,526	$1,462,867

		$1,462,867

Machinery — 7.5%
Barnes Group, Inc.	55,952	$2,094,843
Crane Co.	23,147	1,461,964
EnPro Industries, Inc.(1)	34,016	2,467,521

		$6,024,328

Media — 1.3%
National CineMedia, Inc.	54,334	$1,014,959

		$1,014,959

Oil, Gas & Consumable Fuels — 3.5%
Stone Energy Corp.(1)	70,716	$2,188,660
VAALCO Energy, Inc.(1)	107,320	646,067

		$2,834,727

Road & Rail — 3.0%
Old Dominion Freight Line, Inc.(1)	45,240	$2,453,818

		$2,453,818

Semiconductors & Semiconductor Equipment — 5.2%
Entegris, Inc.(1)	161,075	$1,694,509
OmniVision Technologies, Inc.(1)	25,121	386,612
Photronics, Inc.(1)	252,946	2,099,452

		$4,180,573

Software — 1.9%
Nice Systems, Ltd. ADR	38,035	$1,500,481

		$1,500,481

Specialty Retail — 3.0%
CST Brands, Inc.	36,863	$1,177,035
Stage Stores, Inc.	62,071	1,216,592

		$2,393,627

2

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 3.4%
Hanesbrands, Inc.	11,736	$834,899
Iconix Brand Group, Inc.(1)	52,040	1,935,888

		$2,770,787

Thrifts & Mortgage Finance — 1.3%
First Defiance Financial Corp.	40,041	$1,029,855

		$1,029,855

Trading Companies & Distributors — 1.4%
CAI International, Inc.(1)	53,996	$1,117,177

		$1,117,177

Total Common Stocks (identified cost $52,480,730)		$78,825,403

Short-Term Investments — 2.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/3/14	$2,023	$2,023,284

Total Short-Term Investments (identified cost $2,023,284)		$2,023,284

Total Investments — 100.1% (identified cost $54,504,014)		$80,848,687

Other Assets, Less Liabilities — (0.1)%		$(109,335)

Net Assets — 100.0%		$80,739,352

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at January 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,563,791

Gross unrealized appreciation	$26,429,904
Gross unrealized depreciation	(145,008)

Net unrealized appreciation	$26,284,896

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$78,825,403	*	$—	$—	$78,825,403
Short-Term Investments	—		2,023,284	—	2,023,284
Total Investments	$78,825,403		$2,023,284	$—	$80,848,687

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using
Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Value Fund

January 31, 2014 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2014, the value of the Fund’s investment in the Portfolio was $603,938,288 and the Fund owned 84.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 5.1%
Boeing Co. (The)	120,000	$15,031,200
Honeywell International, Inc.	85,000	7,754,550
United Technologies Corp.	123,100	14,035,862

		$36,821,612

Airlines — 0.8%
Delta Air Lines, Inc.	195,000	$5,968,950

		$5,968,950

Automobiles — 0.9%
Volkswagen AG, PFC Shares	25,000	$6,309,226

		$6,309,226

Biotechnology — 2.9%
Gilead Sciences, Inc.(1)	260,000	$20,969,000

		$20,969,000

Capital Markets — 4.6%
Ameriprise Financial, Inc.	80,000	$8,451,200
Goldman Sachs Group, Inc. (The)	72,400	11,882,288
Morgan Stanley	200,000	5,902,000
State Street Corp.	100,000	6,695,000

		$32,930,488

Chemicals — 1.7%
LyondellBasell Industries NV, Class A	155,000	$12,207,800

		$12,207,800

Commercial Banks — 10.4%
Fifth Third Bancorp	340,000	$7,146,800
KeyCorp	700,000	8,932,000
PNC Financial Services Group, Inc. (The)	168,900	13,491,732
Regions Financial Corp.	1,025,000	10,424,250
SunTrust Banks, Inc.	130,000	4,812,600
U.S. Bancorp	215,000	8,541,950
Wells Fargo & Co.	475,000	21,536,500

		$74,885,832

Communications Equipment — 0.9%
QUALCOMM, Inc.	85,000	$6,308,700

		$6,308,700

Computers & Peripherals — 2.2%
Apple, Inc.	23,500	$11,764,100
EMC Corp.	165,000	3,999,600

		$15,763,700

Consumer Finance — 2.9%
American Express Co.	242,060	$20,579,941

		$20,579,941

1

Security	Shares	Value
Diversified Financial Services — 4.7%
Citigroup, Inc.	250,000	$11,857,500
JPMorgan Chase & Co.	390,000	21,590,400

		$33,447,900

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	220,000	$7,330,400

		$7,330,400

Electric Utilities — 2.1%
NextEra Energy, Inc.	165,000	$15,168,450

		$15,168,450

Electrical Equipment — 0.9%
Eaton Corp. PLC	85,000	$6,212,650

		$6,212,650

Energy Equipment & Services — 0.8%
Cameron International Corp.(1)	90,000	$5,397,300

		$5,397,300

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	235,175	$15,926,051

		$15,926,051

Food Products — 1.5%
Nestle SA	145,000	$10,508,338

		$10,508,338

Health Care Equipment & Supplies — 1.1%
Covidien PLC	120,000	$8,188,800

		$8,188,800

Health Care Providers & Services — 1.6%
UnitedHealth Group, Inc.	155,400	$11,232,312

		$11,232,312

Industrial Conglomerates — 2.2%
General Electric Co.	625,000	$15,706,250

		$15,706,250

Insurance — 4.7%
MetLife, Inc.	240,000	$11,772,000
Prudential Financial, Inc.	122,300	10,320,897
Travelers Companies, Inc. (The)	65,000	5,283,200
XL Group PLC	220,000	6,322,800

		$33,698,897

Internet Software & Services — 1.6%
Google, Inc., Class A(1)	10,000	$11,809,700

		$11,809,700

IT Services — 1.1%
International Business Machines Corp.	45,620	$8,060,142

		$8,060,142

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	105,000	$12,089,700

		$12,089,700

2

Security	Shares	Value
Machinery — 0.9%
Caterpillar, Inc.	67,500	$6,338,925

		$6,338,925

Media — 4.3%
Comcast Corp., Class A	226,400	$12,327,480
Time Warner, Inc.	75,000	4,712,250
Walt Disney Co. (The)	195,000	14,158,950

		$31,198,680

Metals & Mining — 0.5%
BHP Billiton, Ltd. ADR(2)	60,000	$3,837,000

		$3,837,000

Multi-Utilities — 2.1%
Sempra Energy	165,000	$15,297,150

		$15,297,150

Multiline Retail — 1.2%
Macy’s, Inc.	165,000	$8,778,000

		$8,778,000

Oil, Gas & Consumable Fuels — 13.1%
Apache Corp.	50,000	$4,013,000
Chevron Corp.	150,000	16,744,500
ConocoPhillips	235,000	15,263,250
EOG Resources, Inc.	50,000	8,262,000
Exxon Mobil Corp.	200,000	18,432,000
Occidental Petroleum Corp.	215,000	18,827,550
Phillips 66	170,050	12,428,954

		$93,971,254

Pharmaceuticals — 7.5%
Johnson & Johnson	45,000	$3,981,150
Merck & Co., Inc.	410,000	21,717,700
Pfizer, Inc.	644,840	19,603,136
Roche Holding AG PC	30,000	8,230,967

		$53,532,953

Real Estate Investment Trusts (REITs) — 3.3%
AvalonBay Communities, Inc.	70,000	$8,645,000
Boston Properties, Inc.	60,000	6,485,400
Simon Property Group, Inc.	55,000	8,516,200

		$23,646,600

Road & Rail — 2.2%
Union Pacific Corp.	90,000	$15,681,600

		$15,681,600

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	275,000	$6,748,500

		$6,748,500

Software — 1.9%
Microsoft Corp.	200,000	$7,570,000
Oracle Corp.	161,770	5,969,313

		$13,539,313

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	110,000	$5,267,900

		$5,267,900

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC ADR	150,000	$5,559,000

		$5,559,000

Total Common Stocks (identified cost $361,248,155)		$710,919,014

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(3)(4)	$3,945	$3,945,000
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	6,180	6,179,673

Total Short-Term Investments (identified cost $10,124,673)		$10,124,673

Total Investments — 100.4% (identified cost $371,372,828)		$721,043,687

Other Assets, Less Liabilities — (0.4)%		$(2,825,094)

Net Assets — 100.0%		$718,218,593

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at January 31, 2014.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At January 31, 2014, the Portfolio loaned securities having a market value of $3,837,000 and received $3,945,000 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 were $285 and $4,250, respectively.

The Portfolio did not have any open financial instruments at January 31, 2014.

4

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$375,316,413

Gross unrealized appreciation	$346,358,437
Gross unrealized depreciation	(631,163)

Net unrealized appreciation	$345,727,274

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$45,244,580	$6,309,226		$—	$51,553,806
Consumer Staples	15,926,051	10,508,338		—	26,434,389
Energy	99,368,554	—		—	99,368,554
Financials	219,189,658	—		—	219,189,658
Health Care	97,781,798	8,230,967		—	106,012,765
Industrials	86,729,987	—		—	86,729,987
Information Technology	62,230,055	—		—	62,230,055
Materials	16,044,800	—		—	16,044,800
Telecommunication Services	12,889,400	—		—	12,889,400
Utilities	30,465,600	—		—	30,465,600
Total Common Stocks	$685,870,483	$25,048,531	*	$—	$710,919,014
Short-Term Investments	$—	$10,124,673		$—	$10,124,673
Total Investments	$685,870,483	$35,173,204		$—	$721,043,687

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

U.S. Government Money Market Fund

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Government Agency Obligations — 90.7%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
0.19%, 9/29/14(1)	$1,000	$1,000,608

		$1,000,608

Federal Home Loan Bank:
0.068%, 2/14/14(1)	$1,000	$999,993
0.22%, 6/4/14(1)	340	340,116
5.25%, 6/18/14	1,415	1,442,057
0.138%, 6/25/14(1)	6,500	6,502,061
0.18%, 7/15/14	1,500	1,500,262
0.10%, 7/29/14	2,500	2,499,807
0.092%, 8/19/14(1)	5,000	4,999,858
0.097%, 8/21/14(1)	2,000	2,000,000
3.25%, 9/12/14	5,035	5,130,212
0.133%, 11/6/14(1)	1,500	1,500,129
0.108%, 11/26/14(1)	2,000	1,999,855
0.20%, 1/9/15	2,000	2,000,000
Discount Note, 0.08%, 2/3/14	1,500	1,499,993
Discount Note, 0.07%, 2/7/14	7,500	7,499,913
Discount Note, 0.075%, 2/12/14	5,000	4,999,886
Discount Note, 0.04%, 2/18/14	1,550	1,549,971
Discount Note, 0.07%, 2/18/14	2,000	1,999,934
Discount Note, 0.10%, 2/21/14	2,500	2,499,861
Discount Note, 0.10%, 2/24/14	2,500	2,499,840
Discount Note, 0.09%, 3/5/14	1,297	1,296,896
Discount Note, 0.085%, 3/7/14	500	499,960
Discount Note, 0.092%, 3/7/14	1,400	1,399,878
Discount Note, 0.09%, 3/12/14	2,000	1,999,805
Discount Note, 0.10%, 3/14/14	1,000	999,886
Discount Note, 0.08%, 3/21/14	3,000	2,999,680
Discount Note, 0.07%, 3/26/14	1,500	1,499,846
Discount Note, 0.09%, 4/2/14	1,100	1,099,835
Discount Note, 0.125%, 4/2/14	2,500	2,499,479
Discount Note, 0.095%, 4/4/14	3,500	3,499,427
Discount Note, 0.10%, 4/9/14	1,900	1,899,646
Discount Note, 0.11%, 4/9/14	1,500	1,499,693
Discount Note, 0.095%, 4/11/14	615	614,888
Discount Note, 0.10%, 4/11/14	3,000	2,999,425
Discount Note, 0.10%, 4/21/14	1,620	1,619,645
Discount Note, 0.11%, 4/25/14	2,500	2,499,366
Discount Note, 0.12%, 5/1/14	500	499,852
Discount Note, 0.12%, 5/16/14	2,500	2,499,133
Discount Note, 0.12%, 6/6/14	5,000	4,997,917
Discount Note, 0.10%, 7/16/14	2,500	2,498,854

		$92,886,859

Federal Home Loan Mortgage Corp.:
1.375%, 2/25/14	$2,500	$2,501,940
1.00%, 7/30/14	1,197	1,202,232
Discount Note, 0.08%, 2/3/14	750	749,997

1

Security	Principal Amount (000’s omitted)	Value
Discount Note, 0.085%, 2/4/14	$900	$899,994
Discount Note, 0.07%, 2/5/14	1,525	1,524,988
Discount Note, 0.07%, 2/11/14	784	783,985
Discount Note, 0.078%, 2/24/14	2,500	2,499,876
Discount Note, 0.10%, 3/3/14	2,500	2,499,802
Discount Note, 0.075%, 3/13/14	5,000	4,999,583
Discount Note, 0.09%, 3/17/14	2,000	1,999,780
Discount Note, 0.09%, 3/18/14	1,500	1,499,831
Discount Note, 0.095%, 3/20/14	1,500	1,499,814
Discount Note, 0.09%, 4/1/14	1,000	999,853
Discount Note, 0.09%, 4/7/14	1,500	1,499,756
Discount Note, 0.10%, 4/15/14	1,500	1,499,696
Discount Note, 0.10%, 4/28/14	1,800	1,799,570
Discount Note, 0.12%, 5/2/14	700	699,790
Discount Note, 0.11%, 5/8/14	1,500	1,499,560
Discount Note, 0.11%, 5/14/14	1,600	1,599,501
Discount Note, 0.11%, 7/23/14	3,000	2,998,423

		$35,257,971

Federal National Mortgage Association:
0.137%, 6/20/14(1)	$4,000	$4,000,584
0.875%, 8/28/14	1,500	1,506,354
Discount Note, 0.07%, 2/19/14	5,000	4,999,825
Discount Note, 0.09%, 2/26/14	1,120	1,119,930

		$11,626,693

Total U.S. Government Agency Obligations (amortized cost $140,772,131)		$140,772,131

Total Investments — 90.7% (amortized cost $140,772,131)(2)		$140,772,131

Other Assets, Less Liabilities — 9.3%		$14,409,405

Net Assets — 100.0%		$155,181,536

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(2)	Cost for federal income taxes is the same.

The Fund did not have any open financial instruments at January 31, 2014.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

2

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at amortized cost, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$140,772,131	$—	$140,772,131
Total Investments	$—	$140,772,131	$—	$140,772,131

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014